As filed with the Securities and Exchange	Registration No. 033-59261
Commission on April 19, 2022	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	☐
Post-Effective Amendment No. 61	☒
AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Post-Effective Amendment No. 476	☒
(Check appropriate box or boxes.)

Separate Account B
(Exact Name of Registrant)

Venerable Insurance and Annuity Company
(Name of Depositor)

699 Walnut Street, Suite 1350
Des Moines, Iowa 50309-3942
(Address of Depositor’s Principal Executive Offices) (Zip Code)

800-366-0066
(Depositor’s Telephone Number, including Area Code)

Jay Lemoncelli
Associate Counsel
Venerable Insurance and Annuity Company
1475 Dunwoody Drive, Suite 200
West Chester, Pennsylvania 19380
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 29, 2022, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Deferred Combination Variable and Fixed Annuity Contract

PART A
INFORMATION REQUIRED IN A PROSPECTUS

ARCHITECT®
GOLDENSELECT ACCESS®
GOLDENSELECT DVA PLUS®
GOLDENSELECT ESII®
GOLDENSELECT GENERATIONS®
GOLDENSELECT LANDMARK®
GOLDENSELECT LEGENDS®
GOLDENSELECT OPPORTUNITIES®
GOLDENSELECT PREMIUM PLUS®
WELLS FARGO LANDMARK
WELLS FARGO OPPORTUNITIES

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITIES
issued by
Venerable Insurance and Annuity Company
and its
Separate Account B

Supplement Dated April 30, 2021

This supplement only affects you if you purchased the Minimum Guaranteed Income Benefit Rider with Form Number GA-RA-1047, GA-RA-1047(REV), GA-RA-1047(01/02), GA-RA-1047(10/02), IU-RA-1047 (01/05) or IU-RA-1047 (08/06) (hereinafter referred to as the “Eligible MGIB Riders”).

This supplement updates the prospectus for your variable annuity contract (the “Contract”) and describes an offer we are making to Contract owners with one of the Eligible MGIB Riders. Please read this supplement carefully and keep it with your prospectus for future reference. If you have any questions, please contact your financial representative or Customer Service at 1-877-235-8564. Capitalized terms not defined in this supplement shall have the meaning given to them in your prospectus.

Enhanced Surrender Value Offer

Beginning on August 17, 2020, the Company began offering Contract Owners that purchased a Contract with the Minimum Guaranteed Income Benefit Rider with Form Number GA-RA-1047, GA-RA-1047(REV), GA-RA-1047(01/02), GA-RA-1047(10/02), IU-RA-1047 (01/05) or IU-RA-1047 (08/06) (hereinafter referred to as the “Eligible MGIB Riders”) enhanced cash surrender value (“Enhanced Cash Surrender Value”) in exchange for surrendering the entire Contract (the “Offer”). If you accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will terminate and have no further value, force or effect. Any existing surrender charges will be waived if you accept the Offer. Additional details regarding the Offer are provided below.

No Action is Required on Your Part.  Acceptance of the Offer is optional. You are not required to accept the Offer or take any action under your Contract. If you do not accept the Offer, your entire Contract, which includes the Eligible MGIB Rider and any other endorsements and riders, will continue unchanged.

1

The Offer Will Not Be Appropriate for All Contract Owners and it May Not Be in Your Best Interest to Accept It. You should carefully review this information and make sure you understand the terms of the Offer. This Offer asks you to give up valuable benefits in return for the Enhanced Cash Surrender Value. Please consider carefully whether you no longer need or want the Contract, the guarantees provided by the Eligible MGIB Rider and any other optional living benefit riders or Death Benefits. Your financial professional can help you understand whether accepting the Offer would be appropriate for you given your personal circumstances and financial goals. Additionally, accepting the Offer by surrendering your Contract may result in tax liability. Please consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach 59½ may result in a 10% tax penalty. You will be responsible for any taxes, including any tax penalty for a surrender before age 59½, upon Acceptance of the Enhanced Cash Surrender Value Offer, and taxes generally will be withheld from the Enhanced Cash Surrender Value when it is paid unless directed otherwise by you.

You should accept the Offer only when you determine, after knowing all the facts, that it is better for you to accept the Offer rather than continue to own your Contract, including the Eligible MGIB Rider and any other accompanying endorsements and riders.

When does the Enhanced Surrender Value Offer begin? The Offer is being made beginning on August 17, 2020, and does not have a set termination date.  When we receive your acceptance of the Offer in good order (your “Acceptance”), we will surrender your entire Contract for its Enhanced Cash Surrender Value. To be in “good order” your Acceptance must be made in a form satisfactory to us that have been properly signed and accurately completed with such clarity that we are not required to exercise any judgment or discretion in carrying it out. You may not accept the Offer for only a portion of your Contract’s surrender value.

Notwithstanding the foregoing, we may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, defined below, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerable.com.  If we receive your Acceptance before notice of such a modification, suspension or termination, we will honor your Acceptance as submitted.  In the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.  We reserve the right to reject any request to accept the offer if it is not received in good order before modification, suspension or termination of the Offer.

What will I receive if I accept the Offer?  If you choose to accept the Offer, we will pay you your Enhanced Cash Surrender Value in exchange for the surrender of your Contract. We will calculate the Enhanced Cash Surrender Value at the end of business on August 17, 2020, if your Acceptance is  received in good order prior to that date or at the end of the business day on which we receive in good order your Acceptance (the “Acceptance Date”). If we receive your Acceptance in good order after the close of trading of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any business day, we will calculate the Enhanced Cash Surrender Value on the next business day. The Enhanced Cash Surrender Value will normally be paid within seven days after our receipt of Acceptance of the Offer in good order.

The Enhanced Cash Surrender Value will be calculated as follows:

(1)	The difference when the Contract Value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees, except for surrender charges, which are waived.

The MGIB Benefit Base is a calculation used to determine the MGIB annuity income under the Eligible MGIB Rider.  For more information about the MGIB Benefit Base and how it is defined and calculated, please review your full Contract prospectus.  See the hypothetical examples below, which illustrate how we compute the Enhanced Cash Surrender Value.

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Will I be subject to a Market Value Adjustment if I accept the Enhanced Surrender Value Offer?  Yes, if you are invested in a Fixed Interest Allocation and the Acceptance Date does not occur on or within 30 days of the end of the guaranteed interest period, you will be subject to a Market Value Adjustment if you accept the Offer. The Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates have risen during the guaranteed interest period the Market Value Adjustment may be negative and reduce your Contract Value. If interest rates have fallen during the guarantee period, you will likely receive a positive Market Value Adjustment that increases your contract value. For Additional information, please see the “Market Value Adjustment” section in APPENDIX B - Fixed Account II.

Will I incur a surrender charge if I accept the Enhanced Cash Surrender Value Offer? No, we will waive any applicable surrender charge(s) if you accept the Offer.

Why is the Company making this Enhanced Cash Surrender Value Offer? We believe that the Offer may be mutually beneficial to both us and to certain Contract Owners:
•
Contract Owner Benefits – The Company believes that the Offer may be beneficial to our Contract Owners who no longer need or want the guarantees provided by the Eligible MGIB Rider, any other optional living benefit riders or the Death Benefit. As noted above, accepting the Offer may not be appropriate for all Contract Owners and you should consult with your financial professional to determine if accepting the Offer is right for your personal and financial situation. You should also consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract by accepting the Offer.

•
Company Benefits – The Company is taking steps, such as making the Offer, to accelerate the run-off of a block of variable annuity contracts that are no longer offered for sale and through which the Eligible MGIB Rider is available, which is expected to reduce capital requirements and associated risks for this business segment. Providing guarantees under the Eligible MGIB Riders may be costly to the Company, particularly during periods of extended low interest rates, declining equity markets, and high volatility in either equity markets or interest rates.

How do I know if I am eligible to participate in the Enhanced Surrender Value Offer? The Offer is available to you if:
•	You are the owner (or joint owner) of an in-force Contract with an attached in-force Eligible MGIB Rider;
•	Death Benefits have not been paid (spouses who have elected spousal continuation under the Contract may be eligible to participate in the Offer); and
•	You have not fully annuitized your Contract or fully annuitized under the Eligible MGIB Rider.

What are some factors I should consider in deciding whether to accept the Enhanced Cash Surrender Value Offer? We urge you to carefully review this prospectus supplement and discuss the Offer with your financial, legal and/or tax adviser prior to making the decision to accept this Offer. Once you have surrendered your Contract in exchange for its Enhanced Cash Surrender Value, it cannot be undone. In deciding whether to accept the Offer, you should consider all factors relevant to your personal situation. Some of the factors you may wish to consider are:
•
Whether your situation has changed since the time you purchased the Contract and the Eligible MGIB Rider. For example, changes in health may make the long-term payments available under the Eligible MGIB Rider less important to you. Likewise, a personal financial emergency could make a payment of the Enhanced Cash Surrender Value more desirable than the long-term payments under the Eligible MGIB Rider;

•	The Enhanced Cash Surrender Value you receive may be less than the amount you would have received over your lifetime had you kept your Contract and the Eligible MGIB Rider in force;
•	Whether it is important for you to leave a Death Benefit to your beneficiaries;
•	Whether your need for an Enhanced Cash Surrender Value is more important to you than the tax deferral provided during the accumulation phase of the Contract;
•
Whether your need for an Enhanced Cash Surrender Value, after incurring any applicable Market Value Adjustment, outweighs the value of waiting to annuitize at a time when such charges and adjustments would not apply;

•	The tax impact of accepting the Offer. A surrender made before you reach 59½ may also result in a 10% tax penalty;
•	Whether accepting the Offer would have any additional financial impact to you; and
•
Whether you intend to transfer the Enhanced Cash Surrender Value to a different financial product (like another variable annuity). Transfer to other financial products may trigger payment of a sales charge, be subject to a new surrender charge, or have higher fees or less favorable benefits than the Contract and the Eligible MGIB Rider.

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We cannot provide you with advice as to how to consider these factors and how they may affect you personally, nor can we provide advice regarding any potential future increase or decrease of either your Contract Value or the value of any living benefit rider or Death Benefit. Please discuss with your financial professional whether the Offer is suitable for you based on your particular circumstances. When talking to your financial professional, be aware that they may receive a commission for selling you a new financial product and you should ask them to disclose any conflicts of interest that they might have when advising you about whether the Offer is right for you.

How will I be notified about the Offer? You received an offer letter prior to the beginning of the Offer that provided your estimated Enhanced Cash Surrender Value. Because your estimated Enhanced Cash Surrender Value may fluctuate until the Acceptance Date, you will not know the actual Enhanced Cash Surrender Value until we calculate it on the Acceptance Date. However, any withdrawals taken or transfers between Covered Funds, Special Funds and Excluded Funds prior to the Acceptance Date may affect your Contract Value and/or MGIB Benefit Base. See the “Contract Value” section of the full Contract prospectus for further information about the impact of withdrawals and transfers on the Contract Value.

What happens if I don’t take any action? If you take no action, your Contract and all attached in-force riders and endorsements will continue unchanged.

How can I accept the Enhanced Surrender Value Offer? To accept the Offer, you may complete the form included with your offer letter or contact Customer Service at 1-877-235-8564.

What else do I need to know? We may modify, suspend or terminate the Offer, including the Enhanced Surrender Value Percentage, at any time prior to your Acceptance of the Offer by providing a notice of such a modification, suspension or termination through a Prospectus Supplement filed with the SEC and sent to you and posted to your account on our website at www.venerable.com.  Also, in the future we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.   By accepting the Offer in exchange for payment of the Enhanced Cash Surrender Value you will not be able to participate in any such future offers.

You should discuss this Offer with your financial representative to determine whether accepting the Offer is suitable for you given your unique financial position and future financial, retirement and insurance needs. You should not terminate your Contract under the Offer unless you determine, after consulting with your financial representative, that doing so is more beneficial to you than continuing to maintain your Contract and/or annuitizing under the Contract or under the Eligible MGIB Rider at a later date. You should discuss the tax impact of accepting the Offer with your financial, legal and/or tax adviser, particularly if your Contract is an IRA and you are or may be subject to required minimum distributions under the Internal Revenue Code.
You may want to discuss this Offer with the beneficiaries named in your Contract to determine whether you need the Death Benefit protection provided under the Contract.

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Hypothetical Examples of How the Enhanced Cash Surrender Value is Calculated.*

The Enhanced Cash Surrender Value will be calculated as follows:
(1)	The difference when the Contract Value is subtracted from the MGIB Benefit Base, but in no event less than zero; multiplied by
(2)	25% (the “Enhanced Surrender Percentage”); plus
(3)	The Contract Value.

Where (1) and (3) are each adjusted for any outstanding loan balance, where applicable, and the Contract Value is adjusted for any applicable charges and fees, except for surrender charges, which are waived.

Example A –  Assumptions:
•	Adjusted Contract Value = $90,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $90,000 = $10,000
(2)	$10,000 x 25% = $2,500
(3)	2,500+ $90,000 = $92,500

The Enhanced Cash Surrender Value equals $92,500, which is more than the adjusted contract value.

Example B –  Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $90,000
•	Enhanced Surrender Percentage = 25%

(1)	$90,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

The Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the difference when the Contract Value is subtracted from the MGIB Benefit Base cannot be less than zero.

Example C –  Assumptions:
•	Adjusted Contract Value = $100,000
•	Adjusted MGIB Benefit Base = $100,000
•	Enhanced Surrender Percentage = 25%

(1)	$100,000 - $100,000 = $0
(2)	$0 x 25% = $0
(3)	$0 + $100,000 = $100,000

The Enhanced Cash Surrender Value equals $100,000, which is equal to the adjusted Contract Value because the adjusted Contract Value and the adjusted MGIB Benefit Base are the same.

*
These Examples do not display the added value of waiving surrender charges, if any, if the Offer is accepted. These Examples also do not reflect the impact of the MVA or fees, if any, on the amount received if the Offer is accepted. For more information about the amount of any surrender charge that will be waived, the MVA and fees that may apply to you upon Acceptance of the Offer, please contact Customer Service at 1-877-235-8564.

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Venerable Insurance and Annuity Company
GoldenSelect DVA Plus®
April 29 , 202 2 , Prospectus

This prospectus describes GoldenSelect DVA Plus®, a group and individual deferred combination variable and fixed annuity contract (the “Contract” or the “Contracts”) issued by Venerable Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) through Separate Account B (the “Separate Account”).  The Contract has not been offered for new sales since January 1, 2004, and this prospectus describes the features and benefits of the Contract applicable to existing Contract Owners.

The Contract provides a means for the Contract Owner (“you” and “your”), to allocate your Contract Value to one or more available investment options, which include:
•	Subaccounts of the Separate Account, each which invests in an underlying mutual fund (the “Funds”) – See APPENDIX A for more information about the Funds available through the Contract; and
•
Fixed interest allocation options, which may have various guaranteed interest periods (“Fixed Interest Options”) See APPENDIX B and APPENDIX C for more information about the Fixed Interest Options that may be available through the Contract.

Your Contract Value will vary daily to reflect the investment performance of the Subaccount(s) you select and any interest credited to your allocations to the Fixed Interest Options.  For Contracts sold in some states, not all Funds or Fixed Interest Options may be available.

This prospectus provides information that you should know before investing and should be kept for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the Funds available through your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Company electronically by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling 1-800 366-0066.

You may elect to receive all future reports in paper free of charge.  You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling us at 1-800-366-0066.  Your election to receive reports in paper will apply to all Funds in which you choose to invest.

Your existing annuity may be subject to fees or penalties on surrender.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.  Additional information about certain investment products, including variable annuities, has been prepared by the staff of the SEC and is available at Investor.gov.

Allocations to a Subaccount investing in a Fund are not bank deposits and are not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  The Contract is subject to investment risk, including the possible loss of the principal amount invested.

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SPECIAL TERMS

The following terms have special meaning and are used throughout this prospectus.   Other special terms are generally defined in the sections where those terms appear.

Annuitant	The person designated by you to be the measuring life in determining annuity payments.
Annuity Start Date	The date you start receiving annuity payments under your Contract.
Cash Surrender Value	The amount you receive when you surrender the Contract.
Claim Date	The date on which we calculate the value of the Death Benefit, which is the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork.
Contract
The legal agreement between the Contract Owner(s) and the Company that governs the terms of the GoldenSelect DVA Plus®.  The Contract has two phases:
• The accumulation phase (the period between the Contract Date and the Annuity Start Date) during which the Contract Value may vary according to the investment experience of the Subaccounts of the Separate Account; and
• The payout phase (which begins on the Annuity Start Date) during which you receive regular annuity payments from the Contract).

Contract Date	The date the Contract became effective.
Contract Owner(s)	The person(s) or entity with all of the rights and options available through the Contract. Throughout this prospectus we use “you” and “your” to refer to the Contract Owner(s).
Contract Value	The total value of your investment in the Subaccounts of the Separate Account and the Fixed Interest Options available through the Contract.
Contract Year	The time period between each anniversary of the Contract Date.
Death Benefit	The amount paid to your designated beneficiaries upon your death. The Contract has a standard Death Benefit and optional enhanced Death Benefits.
Fixed Interest Options
Investment options that earn a stated amount of interest for a specified period of time (until its maturity date).  A withdrawal from a Fixed Interest Option more than 30 days before its maturity date may be subject to Market Value Adjustment.

Free Withdrawal Amount	The percentage of Contract Value that may be withdrawn from the Contract each year without incurring a surrender charge.
Funds	The underlying mutual funds in which the Subaccounts invest.
Market Value Adjustment	An adjustment to the Contract Value for transfers or withdrawals from a Fixed Interest Option more than 30 days from its maturity date. The adjustment may be positive, negative or have no effect.
Optional Benefits	Various features and benefits that you were able to choose to add to your Contract, typically when you applied for the Contract and for an additional cost.
Separate Account
Separate Account B, which is separate investment account of the Company that supports the Contract.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).  We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Subaccounts	Divisions of the Separate Account, each which invests exclusively in one underlying Fund. The value of each Subaccount will vary with the performance of its underlying Fund.

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KEY INFORMATION

Important information you should consider about the Contract:
FEES AND EXPENSES
Charges for Early Withdrawals
If you withdraw money from or surrender the Contract within seven (7) years following a premium payment, you may be assessed a surrender charge.   The surrender charge is a percentage of the premium withdrawn or surrendered, and the maximum surrender charge is 7% of each premium payment withdrawn or surrendered.   For example, if you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 premium payment.  See “Surrender Charge” for more information.

Transaction Charges
In addition to surrender charges, there may be an additional charge if:
• You transfer Contract Value between Subaccounts;
• You request that withdrawal proceeds be mailed for overnight delivery; or
• State or local premium taxes become due.
See “Charges Deducted from the Contract Value.”

Ongoing Fees and Expenses (annual amounts)
Minimum and Maximum Annual Fee Table.  The table below describes the lowest and highest current fees and expenses that you may pay each year, depending on the options you choose.   Refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	1. 25%[1]	1.3 2%[1]
	Investment options (Fund fees and expenses)	0.52%[2]	1.69%[2]
	Optional Benefits available for an additional charge (for one optional benefit, if elected)	0. 1 5%[3]	0.75%[3]
See “Charges Deducted from the Subaccounts” and “Optional Rider Charges” for more information.
Because your Contract is customizable, the choices you make affect how much you will pay.   To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.   This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,563	Highest Annual Cost: $4,428
Assumes:
• Investment of $100,000;
• 5% annual appreciation;
• Least expensive Contract class and Fund fees and expenses;
• No Optional Benefits;
• No sales charges; and
• No additional purchase payments, transfers or withdrawals.

Assumes:
• Investment of $100,000;
• 5% annual appreciation;
• Most expensive Contract class and combination of Optional Benefits and Fund fees and expenses;
• No sales charges; and
• No additional purchase payments, transfers or withdrawals.

1
As a percentage of Account Value in each Subaccount.  This fee includes the Mortality and Expense Risk Charge, the Annual Asset Based Administrative Charge as described in the Contract and in prior prospectuses and the annual dollar based Administrative Charge converted into an annual percentage.  The annual dollar based Administrative Charge is waived if your total premium payments are $100,000 or more or if your Contract Value at the end of a Contract Year is $100,000 or more.  The minimum amount reflects this waiver, while the maximum amount does not.  Your Contract class depends on when you purchased your Contract.  Refer to your Contract schedule pages for the fees and charges that apply to your Contract.

2	As a percentage of Fund assets. These figures reflect the minimum and maximum Fund fees and expense before any expense reimbursements or fee waiver arrangements.
3
As a percentage of Contract Value or Benefit Base depending on the optional benefit elected.  Refer to your Contract schedule pages for the fees and charges  that apply to the Optional Benefits you have elected.

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RISKS See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” for more information
Risk of Loss	You can lose money investing in the Contract, including loss of principal.
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate if you need ready access to cash.

Surrender charges apply for up to seven years after each premium payment.   They will reduce the value of your Contract if you withdraw money from or surrendered your Contract during that time.   A Market Value Adjustment may also apply for withdrawals or surrenders from the Fixed Interest Options before the end of its guaranteed interest period.   The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

Risks Associated with the Investment Options
An investment in the Contract is subject to the risk of poor investment performance of the investment options you choose.

Each available Fund and Fixed Interest Option has its own unique risks, and you should review information about each investment option, including the Fund prospectuses, before making an investment decision.

The Funds you choose may impact the benefits under the Optional Benefits you chose.  See “OPTIONAL LIVING BENEFIT RIDERS” for more information.

Insurance Company Risks
Any obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Option, are subject to the financial strength and claims paying ability of the Company.   If the Company experiences financial distress, it may not be able to meet its obligations to you.   More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

RESTRICTIONS
Investment Options
There may be a $25 charge for each transfer between Subaccounts after the first 12 in a Contract Year.  See “Charges Deducted from the Contract Value” for more information.

We reserve the right to close or remove Funds to future investment and to substitute Funds that are available under the Contract.   Additionally, we may restrict or limit the Guaranteed Interest Periods that are available under the Fixed Interest Options.  See “Addition, Deletion or Substitution of Subaccounts and Other Changes” for more information.

The Contract is not designed to serve as a vehicle for frequent transfers.  We monitor for excessive trading and reserve the right to limit the number of transfers you may make between investment options and may otherwise modify or terminate transfer privileges.   We may also suspend electronic trading privileges for those that are found to have violated our Excessive Trading Policy.  See  “TRANSFERS AMONG YOUR INVESTMENT OPTIONS-Excessive Trading Policy” for more information.

Optional Benefits
We may restrict or limit amounts that may be allocated to certain Funds.  Additionally, for many Optional Benefits we categorize Funds according to volatility, and investment in Funds outside of certain categories can have a negative impact those Optional Benefits.  We may change a category into which a Fund is placed in the future.  See  “OPTIONAL LIVING BENEFIT RIDERS” for more information.

A withdrawal may terminate or reduce the value of an optional living or death benefit by more than the amount of the withdrawal because withdrawals can reduce a benefit on a proportional basis.  A proportional reduction is based on the change in Contract Value resulting from the withdrawal, not the amount withdrawn.  See  “OPTIONAL LIVING BENEFIT RIDERS” and “DEATH BENEFIT”  for more information.

Once elected, an Optional Benefit generally cannot be cancelled separately from the Contract.  None of the Optional Benefits are currently available for election.   See  “DEATH BENEFIT” for more information.

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TAXES See “FEDERAL TAX CONSIDERATIONS” for more information.
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

If you purchased the contract through a tax-qualified retirement plan or individual retirement account (“IRA”) you do not get any additional tax deferral.

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may pay a 10% penalty tax for withdrawals and surrenders before age 59 ½.

CONFLICTS OF INTEREST See “Selling the Contract” for more information.
Investment Professional Compensation
Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional premium payments and may also be paid trail commissions for past sales activity based on the values of Contracts sold through the firm.  This compensation is not paid directly by Contract Owners or the Separate Account.  This compensation may have influenced your investment professional to offer or recommend the Contract over another investment and could influence your investment professional to recommend keeping the Contract.

Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the Contract you already own.   You should only exchange your Contract if you determine, after comparing the features, benefits, fees, and risks of both contracts, that it is preferable for you to exchange your Contract for a new contract rather than to continue to own your existing Contract.

OVERVIEW OF THE CONTRACT

Purposes of the Contract

The Contract is no longer available for new purchasers.  The Contract was available in connection with certain retirement arrangements that qualified for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that did not qualify for such special tax treatment (“nonqualified Contracts”).
The Contract has two principal phases:
•
The accumulation phase is the period between the date the Contract became effective (the “Contract Date”) and the date you start receiving annuity payments under your Contract (the “Annuity Start Date”).  During the accumulation phase your Contract Value may grow or decrease depending on the performance of the investment options you have selected; and

•
The income phase begins on the Annuity Start Date and is the period during which you receive regular annuity payments from your Contract according to the annuity option you choose.  Once you begin receiving annuity payments, you will not be able to take additional withdrawals, the Contract’s living benefits terminate and the Death Benefit, if any, will be as provided under the annuity option selected.

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During the accumulation phase the Contract gives you the potential to grow your assets by allocating your Contract Value to one or more of the available investment options, which include:
•
Funds, which are available through an investment in the corresponding Subaccount of the Separate Account.  See APPENDIX A for more information about each available Fund, including its investment objective, adviser and subadviser(s), if any, current expenses, and performance; and

•
Fixed Interest Options, which may have various guaranteed interest periods, and provide a way to earn a fixed rate of interest.  The available Fixed Interest Options may vary by state of issue.  See APPENDIX B, APPENDIX C and your Contract for more information.

The Contract also has various other features and benefits that may be available at an additional cost and that are summarized below.

Withdrawal Benefits.  The following three types of withdrawals are currently available under the Contract during the accumulation phase:
•	Regular withdrawals, which must be at least $100 and may be subject to surrender charges and a Market Value Adjustment;
•	Systematic withdrawals, which may be a fixed amount or a percentage of premiums not previously withdrawn and may be taken monthly, quarterly, or annually;
•	IRA withdrawals, which are available under a non-Roth IRA Contract and allows for withdrawals necessary to comply with the minimum distribution requirements under the Tax Code.

See the “WITHDRAWALS” section for more information

Annuity Options.  Various annuity options are available during the income phase of the Contract that allow for payments:
•	For a fixed number of years;
•	For the life of the annuitant with payments guaranteed for a fixed number of years;
•	For the lives of two persons; or
•	According to another annuity option we may make available.

See “ANNUITY OPTIONS” section for more information

Death Benefits.  The Contract has a Standard Death Benefit and the following three optional Death Benefits were available, each which have the potential to enhance the Standard Death Benefit:
•	Annual Ratchet Enhanced Death Benefit; and
•	7% Solution /Max 7 Enhanced Death Benefit ;

The applicable death benefit is paid when either the Contract Owner or the first joint of owners or the Annuitant (when the Contract owner is not an individual) dies before the Annuity Start Date.  See the “DEATH BENEFIT” section for more information.

Additionally, the Earnings Multiplier Benefit Rider, if elected, enhances the applicable death benefit equal to a certain percentage of gain in the Contract, adjusted for withdrawals.

Optional Living Benefits.  Living benefit riders were available with the Contract, and they each offered a level of protection against the investment risks with your Contract:
•	The Minimum Guaranteed Income Benefit rider, which may be appropriate if you are concerned about having a minimum amount of income in annuitizing your Contract; and
•	The Minimum Guaranteed Accumulation Benefit rider, which may be appropriate if you want a guaranteed Contract Value at the end of a specified period.
•	The Minimum Guaranteed Withdrawal Benefit rider, which may be appropriate if you want a guaranteed withdrawal amount for a period of time.

See the “LIVING BENEFIT RIDERS” section for more information.

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Loans.  Loans are not available through the Contract.

You should regularly review with your investment professional your Contract’s features and benefits and its corresponding fees and charges  to determine if it continues to meet your financial goals given your investment time horizon, liquidity needs and risk tolerance.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or taking withdrawals from the Contract.  Please refer to your Contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.   See “CHARGES AND FEES” for more information.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or take withdrawals from the Contract or transfer Contract Value between investment options.  State premium taxes may also be deducted.

Transaction Expenses4

Surrender Charge
Complete Years Since Premium Payment	0	1	2	3	4	5	6	7	+
Surrender Charge (as a percentage of premium payment withdrawn)	7%	7%	6%	5%	4%	3%	1%	0%
Transfer Charge	$25 per transfer, currently zero
Premium Tax[5]	0% to 3.5%
Overnight Charge[6]	$20

The next table describes the maximum charges that you could pay each year during the time that you own the Contract (not including Fund fees and expenses) , based on the most recently issued versions of the Optional Benefits .  If you choose to purchase an O ptional B enefit, you will pay additional charges, as shown below.

4	If you invested in the Fixed Account, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your Contract Value and/or your transfer or surrender amount.
5	Any premium tax is deducted from the Contract Value.
6	You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

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Annual Contract Expenses

Administrative Expense[7]	$40
Base Contract Expenses[8]	1 . 25% or 1.30% of the average Contract Value in each Subaccount
Optional Benefit Expenses:[9]
• Annual Ratchet Enhanced Death Benefit	0.25% of the average Contract Value in each Subaccount.
•
• 7% Solution/ Max 7 Enhanced Death Benefit [10]	0.45% of the average Contract Value in each Subaccount.
• Earnings Multiplier Benefit Rider[1] [1]	0.30% of the average Contract Value.
• Minimum Guaranteed Income Benefit Rider	1.50% of MGIB Charge Base (the current charge is 0.75%)
• Minimum Guaranteed Accumulation Benefit Rider[1] [2]	1.00 % of the MGAB Charge Base (the current charge is 0.65%)
• Minimum Guaranteed Withdrawal Benefit Rider	1.00% of the MGWB Charge Base (the current charge is 0.65%)

The next item shows the minimum and maximum total annual Fund operating expenses that you may pay periodically during the time that you own the Contract.  A complete list of Funds available through the Contract, including their annual expenses, can be found in Appendix A of this prospectus.

Total Annual Fund Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)[13]	0.52%	1.69%

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We deduct this charge on each Contract anniversary and on surrender.  We waive this charge if the total of your premium payments is $100,000 or more, or if your Contract Value at the end of a Contract Year is $100,000 or more.

8
The Base Contract Expense varies by Contract class and includes the Mortality and Expense Risk Charge and the Annual Asset Based Administrative Charge as described in the Contract and in prior prospectuses.  Your Contract class depends on when you purchased your Contract.  Refer to your Contract schedule pages for the fees and charges  that apply to your Contract.

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Optional Benefit charges are expressed as a percentage, rounded to the nearest hundredth of one percent.  The basis for an Optional Benefit charge is sometimes a charge base, benefit base or Contract Value, as applicable.  Optional Benefit charges are deducted from the Contract Value in your Subaccount allocations (and/or your Fixed Interest Option allocations if there is insufficient Contract Value in the Subaccounts).  The Optional Benefit charges vary depending on when the benefit was added to your Contract and the maximum charge for earlier versions may be greater than those shown above.  Refer to your Contract schedule pages for the charges applicable to the Optional Benefit(s) you elected.

10	For certain periods the 7% Solution, the Max 7 Enhanced Death Benefit or both were available.
11	Currently deducted quarterly.
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The MGAB Charge Base is the total of premiums added during the two-year period commencing on the Rider Date if you purchase the rider on the Contract Date, or, your Contract Value on the Rider Date plus premiums added during the two-year period commencing on the Rider Date if you purchased the rider after the Contract Date, reduced proportionally for all Withdrawals taken while the MGAB rider is in effect, and reduced proportionally for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or Contract Value), subsequent allocation of eligible premium, Withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

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These are the minimum and maximum Fund fees and expenses before any expense reimbursements or fee waiver arrangements.  Please note that the Fund fees shown in APPENDIX A are after (net of) any expense reimbursements or fee waiver arrangements.

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include annual Contract expenses, annual Fund expenses, and transaction expenses except any transfer charges, premium taxes, and overnight charges are excluded.

The examples assume that you invest $100,000 in the Contract for the time periods indicated.  The examples assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses and Optional Benefits available for an additional charge.  Although your costs may be higher or lower, based on these assumptions your costs would be:
Example 1: If you surrender or annuitize your Contract at the end of the applicable time period:
Contract Class	1 year	3 years	5 years	10 years
Base Contract Expense of 1.25%	$11,793	$20,728	$29,160	$53,674
Base Contract Expense of 1.30%	$12,295	$22,181	$31,486	$57,795

Example 2: If you do not surrender or annuitize your Contract:
Contract Class	1 year	3 years	5 years	10 years
Base Contract Expense of 1.25%	$4,793	$14,728	$25,160	$53,674
Base Contract Expense of 1.30%	$5,295	$16,181	$27,486	$57,795

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are several risks associated with purchasing and owning the Contract, which are summarized below.

Risk of Loss.  You can lose money investing in the Contract, including loss of principal and getting back less than you invested in the Contract.

Risk of Poor Investment Performance.  You should regularly evaluate the Contract's long-term investment potential and risks.  For amounts you allocate to the Subaccounts of the Separate Account:
•	Your values will fluctuate with the markets, interest rates and the performance of the underlying Funds;
•	You assume the risk that your values may decline or not perform to your expectations;
•	Each Fund has various investment risks, and some funds are riskier than others;
•	There is no assurance that any of the Funds will achieve its stated investment objective;
•	The particular risks associated with each Fund are detailed in the Fund’s prospectus; and
•	You should read each Fund's prospectus and understand the risks associated with it before allocating Contract Value to its corresponding Subaccount.

For amounts you allocate to the Fixed Interest Options:
•	Interest rates we declare will change over time to reflect then current market conditions; and
•	You assume the risk that interest rates for guaranteed interest periods in the future may be less than current interest rates for the same or similar guaranteed interest periods.

You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate given your financial goals, investment time horizon and risk tolerance.

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The Contract is not a short-term investment.   The Contract is not appropriate if you need ready access to cash.  Surrender charges apply for seven years after each premium payment.  They will reduce the value of your Contract if you withdraw money from or surrendered your Contract during that time.  A Market Value Adjustment may also apply for withdrawals or surrenders from the Fixed Interest Options before the end of its guaranteed interest period.  The benefits of tax deferral and the optional living benefit protections also mean the Contract is more beneficial to investors with a long-term investment time horizon.

Insurance Company and Business Continuity Risks.  Any obligations, guarantees, and benefits of the Contract, including those related to any Fixed Interest Options, are subject to the financial strength and claims paying ability of the Company.   If the Company experiences financial distress, it may not be able to meet its obligations to you.   More information about the Company, including its financial strength, is available on request by calling Customer Service at 1-800-366-0066.

All businesses are subject to potential business disruption because of, among other things, power outages, weather related events, natural disasters and public health and safety concerns, including those associated with pandemics.  To help prepare for these types of events, the Company has adopted a comprehensive approach to planning for possible disruptions to its critical business operations that allows it to quickly react in the event of a crisis or other major event.  This approach includes crisis management, business continuity, business impact, disaster recovery and crisis communication elements that are regularly monitored and tested so as to reduce the risk that our business operations are materially disrupted for a significant period of time.

Cyber-Security Risks.  Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks.  In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.  See “Cyber Security” for more information.

VENERABLE INSURANCE AND ANNUITY COMPANY AND ITS SEPARATE ACCOUNT B

The Company
We are an Iowa stock life insurance company that is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.  We are engaged in the business of administering insurance and annuities, and we no longer sell or issue any new insurance or annuity contracts.  Our principal office is located at 699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942.

Prior to September 1, 2019, we were known as Voya Insurance and Annuity Company.  Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company.  Prior to January 1, 2004, we were known as Golden American Life Insurance Company.  On June 1, 2018 we became an indirect wholly owned subsidiary of VA Capital Company LLC, an insurance holding company organized under Delaware law (“VA Capital”).  Our direct parent company is Venerable Holdings, Inc.  (“Venerable”).

Although we are a subsidiary of VA Capital and Venerable, neither VA Capital nor Venerable are responsible for the obligations under the Contract.  The obligations under the Contract are solely our responsibility.

Financial Statements.   Financial statements and the related notes to financial statements for Venerable Insurance and Annuity Company are included in the Statement of Additional Information (“SAI”). Please see “STATEMENT OF ADDITIONAL INFORMATION” on the back cover of this prospectus for information about how to obtain copies of these financial statements.

Separate Account B
Separate Account B was established as a separate account of the Company on July 14, 1988.  It is registered with the SEC as a unit investment trust under the 1940 Act.  Separate Account B is a separate investment account used for our variable annuity contracts.  We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

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Separate Account B is divided into Subaccounts.  Each Subaccount invests exclusively in shares of one Fund.  Each Fund has its own distinct investment objectives and policies.  Income, gains and losses, realized or unrealized, of a Fund are credited to or charged against the corresponding Subaccount of Separate Account B without regard to any other income, gains or losses of the Company.  Assets equal to the reserves and other Contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company.  They may, however, be subject to liabilities arising from Subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B.

If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account.  The fees we charge for the Contract constitute excess assets that we transfer to the general account.  We are obligated to pay all benefits and make all payments provided under the Contracts and will keep the Separate Account fully funded to cover such liabilities.

Addition, Deletion or Substitution of Subaccounts and Other Changes.   We may make additional Subaccounts available to you under the Contract.  These Subaccounts will invest in Funds we find suitable for your Contract.  We may also withdraw or substitute Funds, subject to the conditions in your Contract, compliance with regulatory requirements and subject to SEC approval.

We do not guarantee that each Fund will always be available for investment through the Contract.  If we feel that investment in any of the Funds has become inappropriate for the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments.  Whether a Fund has become inappropriate for the purposes of the Contract will be determined by us based upon factors that include, but are not limited to, the Fund’s fees and expenses, performance history, actual or potential impact on our hedging program used to support our Contract guarantees, and the availability through the Contract of similarly styled and/or managed Funds.  If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a Fund subject to those instructions, we will execute your instructions using the substituted or proposed replacement Fund, unless you request otherwise.  If the most recent allocation instructions we have on file do not include any available Subaccounts, the amount to be allocated will be returned unless you provide us with alternative allocation instructions.  The substitute or proposed replacement Fund may have higher fees and charges than any Fund it replaces.

Subject to SEC approval, we reserve the right to:
•	Deregister Separate Account B under the 1940 Act;
•	Operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust;
•	Operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account;
•	Restrict or eliminate any voting rights as to Separate Account B;
•	Combine Separate Account B with other accounts; and
•	Transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Contract belongs.

We will provide you with written notice before we make any of these changes.

Voting Rights.   We will vote the shares of a Fund owned by Separate Account B according to your instructions.  However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Fund in our own right, we may decide to do so.

We determine the number of shares that you have in a Subaccount by dividing the Contract’s Contract Value in that Subaccount by the net asset value of one share of the Fund in which a Subaccount invests.  We count fractional votes.  We will determine the number of shares you can instruct us to vote 180 days or less before a Fund shareholder meeting.  We will ask you for voting instructions by mail at least ten days before the meeting.  If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contract Owners invested in that Subaccount.  We will also vote shares we hold in Separate Account B which are not attributable to Contract Owners in the same proportion.  The effect of proportional voting is that a small number of Contract Owners may decide the outcome of a vote.

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Financial Statements.   The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B are included in the SAI.  Please see “STATEMENT OF ADDITIONAL INFORMATION” on the back cover of this prospectus for information about how to obtain copies of these financial statements.

THE FUNDS

You will find more detailed information about each Fund currently available under your Contract in “APPENDIX A” including each Fund’s name and share class, investment objective, investment adviser and subadviser(s), if applicable, current expenses, and performance.

If you received a summary prospectus for any of the underlying Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.

Please refer to the Fund prospectuses for additional information and read them carefully before investing.  Fund prospectuses may be obtained, free of charge, by calling Customer Service at 1-800-366-0066, by accessing the SEC’s website or by contacting the SEC Public Reference Branch.  Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk comfort level.  You should periodically review these factors to determine if you need to change your allocation among the Funds.

Selection of Underlying Funds

The underlying Funds available through the Contract described in this prospectus are determined by the Company.  When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm.  Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts.  (For additional information on these arrangements, see “Revenue from the Funds.”) We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria and/or if the Fund has not attracted significant allocations under the Contract.  We have included certain of the Funds at least in part because they were managed or subadvised by our affiliates.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

Fund of Funds

Certain Funds are designated as “Fund of Funds.”  Funds offered in a Fund of Funds structure may have higher fees and expenses than a Fund that invests directly in debt and equity securities.  The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying Fund or Funds.  These Funds are identified in Appendix A.

13

Funds with Managed Volatility Strategies

As described in more detail in the Fund prospectuses, certain Funds employ a managed volatility strategy that is intended to reduce the Fund’s overall volatility and downside risk.  Funds that employ a managed volatility strategy help us manage the risks associated with providing certain guarantees under the Contract.  During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy.  In addition, the cost of these hedging strategies may have a negative impact on investment performance.  On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances.  In such cases, your Contract Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy.  There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected.  Funds that employ a managed volatility strategy are identified in Appendix A.

Restricted Funds

Currently, no Funds have been identified as Restricted Funds under the Contract.  Notwithstanding, we may, with 30 days’ notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund.  We may also change the limitations on existing Contracts with respect to new premiums added to Funds and with respect to new transfers to Funds.  We may establish any limitations, at our discretion, as a percentage of premium or Contract Value, or as a specified dollar amount, and change the limitation at any time.  Currently, we have not designated any investment option as a Restricted Fund.  If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund.  Currently, we limit an investment in Restricted Funds to the following limitations:
•	No more than $999,999,999; and
•	No more than 30 percent of Contract Value.

We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.  g.  premium payments, reallocations, withdrawals, dollar cost averaging).  If the Contract Value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of Contract Value from the Restricted Funds.  However, if the Contract Value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or proportionally from all investment options in which Contract Value is allocated, so that the percentage of Contract Value in the Restricted Funds following the withdrawal is less than or equal to the percentage of Contract Value in the Restricted Funds prior to the withdrawal.

We will allocate proportionally the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated Subaccount if there are none (currently, the Voya Government Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds if it would increase the Contract Value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above.  If the total amount of your requested transfer exceeds the applicable limits, we will inform you or your agent/registered representative that we will not process any part of the transfer and that new instructions will be required.  We will not limit transfers from Restricted Funds.  If the multiple reallocations lower the percentage of total Contract Value in Restricted Funds, we will permit the reallocation even if the percentage of Contract Value in a Restricted Fund is greater than its limit.

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Please see “WITHDRAWALS” and “TRANSFERS AMONG YOUR INVESTMENT OPTIONS – Excessive Trading Policy” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds

For purposes of determining Death Benefits and benefits under certain living benefit riders, we assign the investment options to one of three categories of Funds.  The categories are:
•	Covered Funds;
•	Special Funds; and
•	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits.  Allocations to Special Funds could affect the Death Benefit and/or optional benefit rider guarantee that may otherwise be provided.  Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility.  No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit.  For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a Death Benefit, or for calculating one Death Benefit and not another.  We may, with 30 days’ notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates.  This revenue may include:
•	A share of the management fee or payment of other amounts (sometimes referred to as revenue sharing);
•	For certain share classes, 12b-1 fees; and
•	Service fees.

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity.  Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:
•	Communicating with customers about their Fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e. g. , purchase and redemption requests);
•	Recordkeeping for customers, including Subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, 12b-1 fees, and service fees are deducted from Fund assets.  Any such fees deducted from Fund assets are disclosed in the Fund prospectuses.  Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance the costs associated with past distribution of the Contract.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract.  This revenue is one of several factors we consider when determining Contract fees and expenses and whether to offer a Fund through our contracts.  Fund revenue is important to the Company’s profitability.

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Assets allocated to Funds formerly affiliated with the Company, meaning Voya Funds managed by Voya Investments, LLC or another Voya affiliate, generally generate the largest dollar amount of revenue for the Company.  Assets allocated to Funds that were never affiliated with the Company generate lesser, but still substantial dollar amounts of revenue for the Company.  The Company expects to earn profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Formerly Affiliated Voya Funds.  The revenue received by the Company from the formerly affiliated Voya Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

In the case of formerly affiliated Voya Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the formerly affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser.  Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the formerly affiliated investment adviser and ultimately shared with the Company.  The sharing of the management fee between the Company and the formerly affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses.  The Company may also receive additional compensation in the form of intercompany payments from a formerly affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization.  The intercompany payments and other revenue received from the formerly affiliated Voya Funds provide the Company with a financial incentive to offer these Funds through the Contract rather than other Funds.

Additionally, in the case of formerly affiliated Voya Funds subadvised by third parties, no direct payments are made to the Company or the formerly affiliated investment adviser by the subadvisers.

Revenue Received from Funds Never Affiliated with the Company.  Revenue received by the Company from Funds that were never affiliated with the Company is based on an annual percentage of the average net assets held in that Fund by the Company.  Some of these Funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The BlackRock Global Allocation V.  I.  Fund is the only Fund currently open and available for investment through the Contract that is not a formerly affiliated Voya Fund.  We receive more revenue from the formerly affiliated Voya Funds than we do from this BlackRock V.  I.  Fund.

Possible Conflicts of Interest

If, due to differences in tax treatment or other considerations, the interests of Contract Owners of various contracts participating in the Funds conflict, we, the Boards of Trustees or Directors of the Funds, and any other insurance companies participating in the Funds will monitor events to identify and resolve any material conflicts that may arise.

Fund Expenses

Fees are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares.  Please see “CHARGES AND FEES – Fund Expenses” for more information.

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CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided, and risks assumed under the Contracts.  We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts.  Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider.  The amount of a Contract charge will not always correspond to the actual costs associated with the charge.  For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided.  We expect to profit from the charges, including the Base Contract Expense and rider and benefit charges, and we may use such profits to finance the costs associated with past distribution of the Contract.

Charge Deduction Subaccount

You may elect to have all charges deducted from your Contract Value , except daily charges, deducted directly from a single Subaccount designated by the Company.  Currently, we use the Voya Government Liquid Assets Portfolio for this purpose.  If you do not elect this option, or if the amount of the charges is greater than the amount in the designated Subaccount, we will deduct the charges as discussed below.  You may cancel this option at any time by sending notice to Customer Service in a form satisfactory to us.

Charges Deducted from the Contract Value

We deduct the following charges from your Contract Value:

Surrender Charge.  We will deduct a surrender charge if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the seven year period from the date we receive and accept a premium payment.

We base the surrender charge on a percentage of each premium payment withdrawn.  The surrender charge is based on the amount requested for withdrawal.  The surrender charge is deducted from the Contract Value remaining after you have received the amount requested for withdrawal.  This charge is intended to cover sales expenses that we have incurred.  We may reduce or waive the surrender charge in certain situations.  We will never charge more than the maximum surrender charge.  The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made.  We determine the surrender charge as a percentage of each premium payment as follows:
Complete Years Since Premium Payment	0	1	2	3	4	5	6	7+
Surrender Charge (as a percentage of Premium Payment withdrawn)	7%	7%	6%	5%	4%	3%	1%	0%

Waiver of Surrender Charge for Extended Medical Care or Terminal Illness.  We will waive the surrender charge in most states in the following events:
•
You begin receiving qualified extended medical care on or after the first Contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at Customer Service during the term of your care or within 90 days after the last day of your care; or

•	You are first diagnosed by a qualified medical professional, on or after the first Contract anniversary, as having a qualifying terminal illness.

We have the right to require an examination by a physician of our choice.  If we require such an examination, we will pay for it.  You are required to send us satisfactory written proof of illness.  See your Contract for more information.  The waiver of surrender charge may not be available in all states.

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Free Withdrawal Amount.  The Free Withdrawal Amount in any Contract Year is 15% of your Contract Value, including any Premium Credits, on the date of the withdrawal less any prior withdrawals during that Contract Year.  The Free Withdrawal Amount does not constitute a withdrawal of premiums.

Surrender Charge for Excess Withdrawals.  We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code.  We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any Contract Year exceeds the Free Withdrawal Amount.  If any single withdrawal or sum of withdrawals exceeds the Free Withdrawal Amount, then you will incur a surrender charge on the excess portion, no matter that the withdrawal is a regular withdrawal or a systematic withdrawal.  Premium taxes may also apply.  We will deduct such charges from the Contract Value in proportion to the Contract Value in each Subaccount or Fixed Interest Option from which the excess withdrawal was taken.  In instances where the excess withdrawal equals the entire Contract Value in such Subaccounts or Fixed Interest Options, we will deduct charges proportionately from all other Subaccounts and Fixed Interest Options in which you are invested.  Any withdrawal from the Fixed Account more than 30 days before its maturity date will trigger a Market Value Adjustment.  See APPENDIX B for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
•	We treat premiums as being withdrawn on a first-in, first-out basis; and
•	Amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments.

We have included an example of how this works in APPENDIX D.  Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes.  We may charge for state and local premium taxes depending on your state of residence.  These taxes can range from 0% to 3.5% of the premium payment.  We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your Contract Value or in the case of a living benefit rider, the benefit base (e.g., MGIB Charge Base), if exercised, on the Annuity Start Date.  However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin.  In those states, we may defer collection of the premium taxes from your Contract Value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the Annuity Start Date.

Annual Contract Administrative Charge.  We deduct an annual administrative charge on each Contract anniversary.  If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the Cash Surrender Value payable to you.  The charge is $40 per Contract.  We waive this charge if your Contract Value is $100,000 or more at the end of a Contract Year or the total of your premium payments is $100,000 or more or under other conditions established by us.  We deduct the charge proportionately from all Subaccounts in which you are invested.  If there is no Contract Value in those Subaccounts, we will deduct the charge from your Fixed Interest Options starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge.  We currently do not deduct any charges for transfers made during a Contract Year.  We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a Contract Year.  The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Overnight Charge.  You may choose to have the $20 charge for overnight delivery deducted from the net amount of withdrawal you would like sent to you by overnight delivery service.

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Redemption Fees.  If applicable, we may deduct the amount of any redemption fees imposed by the underlying Funds as a result of withdrawals, transfers or other Fund transactions you initiate.  Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Contract Value.  For a more complete description of the Funds’ fees and expenses, review each Funds’ prospectus.

No underlying Fund currently charges a redemption fee.

Charges Deducted from the Subaccounts

Base Contract Expense varies by Contract class and the maximum charge is 1.30% annually of the average daily assets you have in each Subaccount.  Your Contract class depends on when you purchased your Contract.  Refer to your Contract Schedule Pages for the Base Contract Expense that applies to you.  The Base Contract Expense includes both the Mortality and Expense Risk Charge and the Asset Based Administrative Charge discussed in the Contract and in prior prospectuses.

There is an additional charge if you elected either of the optional enhanced death benefits.  The maximum charges for these optional enhanced death benefits are as follows :
	Base Contract Expense	Additional Enhanced Death Benefit Expense	Total
Standard Death Benefit	1.30%	--	1.30% annually
Annual Ratchet Enhanced Death Benefit *	1.30%	0.25%	1.55% annually
7% Solution/ Max 7 Enhanced Death Benefit * *	1.30%	0.45%	1.75% annually
*  For certain periods the charge for the Annual Ratchet Death Benefit varied.  Refer to your Contract schedule pages for the fees and charges that apply for the benefits you have elected.
**  For certain periods the 7% Solution Enhanced Death Benefit, the Max 7 Enhanced Death Benefit or both were available.  Refer to your contract schedule for the fees and charges that apply for the benefits you have elected.

The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each Subaccount.  The Base Contract Expense compensates the Company for the expenses incurred with administering the Contract, the risks that charges will not cover actual expenses incurred and Death Benefit and annuitization risks.  The Death Benefit risk is that actual mortality rates in the aggregate may exceed expected mortality rates.  The annuitization risk is that actual mortality rates may be lower than expected mortality rates.  If there are any profits from the Base Contract Expense, we may use such profits to finance the costs associated with past distribution of the Contract.

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Optional Rider Charges

Some features and benefits of the Contract were available by rider for an additional charge.  The optional rider availability was subject to state approval and sometimes broker/dealer approval.  Once elected, a rider cannot be canceled independently of the Contract.  Below is information about the charge for each optional rider benefit.  Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent.  Rider benefits are subject to conditions and limitations.  For more information about how each of the living benefit riders works, including the defined terms used in connection with the riders, as well as the conditions and limitations, please see “OPTIONAL LIVING BENEFIT RIDERS.”

Earnings Multiplier Benefit Rider Charge.  The charge for the Earnings Multiplier Benefit Rider, and enhanced death benefit, is deducted quarterly (using Contract Year versus calendar year), and is a percentage of the Contract Value of the subaccounts in which you are invested:
Maximum Annual Charge	Current Annual Charge
0.30%	0.30%

This charge is deducted from the Subaccounts in which you are invested.  We deduct this charge in arrears, meaning the first charge is deducted at the end of the first quarter from the rider effective date.  If there is insufficient Contract Value in the Subaccounts, we will deduct the charges from your Fixed Interest Options starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on.  If you surrender or annuitize your Contract, we will deduct a proportional portion of the charge for the current quarter based on the current Contract Value immediately prior to the surrender or annuitization.  For a description of the rider, see “DEATH BENEFIT – Earnings Multiplier Benefit Rider.”

Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge. The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:
Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

This charge is deducted from the Subaccounts in which you are invested.  We deduct this charge in arrears, meaning the first charge is deducted at the end of the first quarter from the rider effective date.   The charge is deducted even if you decide never to exercise your right to annuitize under this rider.  For more information about how this rider works, including how the MGIB Charge Base is determined, please see “OPTIONAL LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).  ”

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Options, in which case a Market Value Adjustment may apply.  But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Option.  With Fixed Interest Options, we deduct the charge from the Fixed Interest Option having the nearest maturity.  For more information about the Fixed Interest Option, including the Market Value Adjustment, please see APPENDIX B.

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Minimum Guaranteed Accumulation Benefit (“MGAB”) Rider Charge. The charge for the MGAB rider, a living benefit, is deducted quarterly, and is a percentage of the MGAB Charge Base:
Maximum Annual Charge	Current Annual Charge
0.65%	0.65%

This charge is deducted from the Subaccounts in which you are invested.  We deduct this charge in arrears, meaning the first charge is deducted at the end of the first quarter from the rider effective date.   The charge is deducted even if you decide never to exercise your right to annuitize under this rider.  For more information about how this rider works, including how the MGAB Charge Base is determined, please see “OPTIONAL LIVING BENEFIT RIDERS – Minimum Guaranteed Accumulation Benefit Rider (the “MGAB rider”).  ”

If the Contract Value in the Subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Options, in which case a Market Value Adjustment may apply.  But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Option.  With Fixed Interest Options, we deduct the charge from the Fixed Interest Option having the nearest maturity.  For more information about the Fixed Interest Option, including the Market Value Adjustment, please see APPENDIX B.

Fund Expenses

As shown in the Fund prospectuses and described herein, each Fund deducts management fees from the amounts allocated to the Fund.  In addition, each Fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and Contract Owner services provided on behalf of the Fund.  Furthermore, certain Funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares.  For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus and see Appendix A.

Less expensive share classes of the Funds offered through this Contract may be available for investment outside of this Contract.  You should evaluate the expenses associated with the Funds available through this Contract before deciding to allocate Contract Value to a Fund.

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract.  The Contract provides a means for you to invest in one or more of the available Funds through Separate Account B.  See APPENDIX A for more information on the available Funds.  It also provides a means for you to invest in a Fixed Interest Option through the Fixed Account.  See APPENDIX B for more information on the Fixed Account and APPENDIX C for more information about the Fixed Interest Division.  If you have any questions concerning this Contract, contact your registered representative or call Customer Service at 1-800-366-0066.

We no longer offer the Contract for sale to new purchasers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  The tax-deferred feature is more attractive to people in high federal and state tax brackets.  You should not own this Contract:
•	If you are looking for a short-term investment; or
•	If you cannot risk getting back less money than you put in.

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IRAs and other qualified plans already provide for tax-deferral  found in this Contract.  For an additional cost, the Contract provides other features and benefits including Death Benefits and the ability to receive a lifetime income.  Considering the additional costs, qualified Contract Owners should regularly review their continued need for the additional features and benefits they have elected.  See “FEES AND EXPENSES” and “CHARGES AND FEES.  ” If you have elected a Living Benefit or an Enhanced Death Benefit Option and your Contract is tax-qualified, see “FEDERAL TAX CONSIDERATIONS - Tax Consequences of Living Benefits and Enhanced Death Benefits.  ”

When considering your investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Contract Date, Contract Year and Annuity Start Date

The date the Contract became effective is the Contract Date.  Contract anniversaries are measured from the Contract Date.  Each 12-month period following the Contract Date is a Contract Year.  The Annuity Start Date is the date you start receiving annuity payments under your Contract

Contract Owner

You are the Contract Owner.  You have the rights and options described in the Contract.  One or more persons may own the Contract.  If there are multiple owners named, the age of the oldest owner will determine the applicable Death Benefit if such Death Benefit is available for multiple owners.  In the event a selected Death Benefit is not available, the Standard Death Benefit will apply.  See “DEATH BENEFIT” below for more information about the Death Benefit during the accumulation phase and the Death Benefit during the income phase.

The Death Benefit becomes payable when you die.  If the owner is a non-natural person (an entity), the Death Benefit is payable upon the death of the Annuitant.  In the case of a sole Contract Owner who dies before the Annuity Start Date, we will pay the beneficiary the Death Benefit then due.  The sole Contract Owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the Contract Owner.  In the case of a joint owner of the Contract dying before the Annuity Start Date, we will designate the surviving Contract Owner as the beneficiary.  This will override any previous beneficiary designation.  See “Joint Owners” below.

Joint Owners

For nonqualified Contracts only, joint owners may be named. Joint owners may independently exercise transfers and other transactions allowed under the Contract.  All other rights of ownership must be exercised by both owners.  Joint owners own equal shares of any benefits accruing or payments made to them.  All rights of a joint owner end at death of that owner if the other joint owner survives.  The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the Death Benefit will be payable.  Joint owners may only select the Standard Death Benefit option.

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Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the Death Benefit.  See “Change of Contract Owner or Beneficiary” below.  Adding a joint owner to the Contract post issue with either the Annual Ratchet Enhanced Death Benefit or 7% Solution/ Max 7 Enhanced Death Benefit will cause that Death Benefit to end, and if the older joint owner is under age 86 1 on the date of the ownership change the Standard Death Benefit will apply.  If the older joint owner is age 86 1 or over on the date of the ownership change, the Death Benefit will be the Cash Surrender Value.  The Base Contract Expense going forward will reflect the change in Death Benefit.  If you elected the Earnings Multiplier Benefit rider, it will terminate if you add a joint owner after issue.  Please note that returning a Contract to single owner status will not restore either the Annual Ratchet Enhanced Death Benefit or 7% Solution/ Max 7 Enhanced Death Benefit or the Earnings Multiplier Benefit.  Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuitant

The Annuitant is the person designated by you to be the measuring life in determining annuity payments.  On and after May 1, 2009, a joint Annuitant may also be designated.  You are the Annuitant unless you name another Annuitant in the application.  The Annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid.  In the case of an owner that is a non-natural person and joint Annuitants, the oldest Annuitant’s age is used.  The Contract Owner will receive the annuity benefits of the Contract if the Annuitant is living on the Annuity Start Date.  You may not change the Annuitant after the Contract is in effect except as described below.

If the Contract Owner is an individual, and the Annuitant dies before the Annuity Start Date and a contingent Annuitant has been named, the contingent Annuitant becomes the Annuitant.  If the Annuitant dies before the Annuity Start Date and there is no contingent Annuitant, the Contract Owner will become the Annuitant.  In the event of joint owners, the youngest joint owner will be the contingent Annuitant.  The Contract Owner may designate a new Annuitant within 60 days of the death of the Annuitant.  If the Annuitant was the sole Contract Owner and there is no beneficiary designation, the Annuitant’s estate will be the beneficiary.

If the Contract Owner is not an individual but is a non-natural person, and the Annuitant dies before the Annuity Start Date, we will pay the designated beneficiary the Death Benefit then due.  If a beneficiary has not been designated, or if there is no designated beneficiary living, the Contract Owner will be the beneficiary.

Regardless of whether a Death Benefit is payable, if the Annuitant dies and any Contract Owner is not an individual but is a non-natural person, distribution rules under federal tax law will apply.  You should consult your tax and/or legal adviser for more information if the Contract Owner is not an individual but is a non-natural person.

Please note that only the Standard Death Benefit is available on a Contract with joint Annuitants.

1 The age at which adding a joint ownership causes a change in the Death Benefit varied over time.  Refer to your contract schedule pages for the age that applies to your contract.
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Beneficiary

The beneficiary is named by you in a written request.  The beneficiary is the person who receives any Death Benefit proceeds.  The beneficiary may become the successor Contract Owner if the beneficiary is the Contract Owner’s spouse and the Contract Owner dies before the Annuity Start Date.  We pay Death Benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner).

If the primary beneficiary dies before the Death Benefit is payable, we pay the Death Benefit proceeds to the contingent beneficiary, if any.  If there is no surviving beneficiary, we pay the Death Benefit proceeds to the Contract Owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary.  In the case of more than one beneficiary, we will assume any Death Benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary

During the Annuitant’s lifetime, you may transfer ownership of a nonqualified Contract.  A change in ownership may affect the amount of the Death Benefit, the guaranteed minimum Death Benefit and/or the Death Benefit option applied to the Contract, and the continuation of any other optional rider that you have elected.  The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the Annuitant’s age if the owner is a non-natural person).  The new owner’s death will determine when a Death Benefit is payable (the Annuitant’s death if the owners is a non-natural person).

Before Ownership Change	Age of New Owner	After Ownership Change
Standard Death Benefit	85 ** and under	Standard Death Benefit
Annual Ratchet Enhanced Death Benefit *	7 9 ** and under	Annual Ratchet Enhanced Death Benefit *
Annual Ratchet Enhanced Death Benefit *	80 to 85 **	Standard Death Benefit
7% Solution/ Max 7 Enhanced Death Benefit *	7 9** and under	7% Solution/ Max 7 Enhanced Death Benefit *
7% Solution/ Max 7 Enhanced Death Benefit *	80 to 85 **	Standard Death Benefit

*	The availability of these enhanced death benefits varied depending on when the benefit was elected. Refer to your Contract Schedule pages for the benefit that you elected.
** For certain periods, the age of the new owner varied for determining the impact of a change in ownership on the availability of an enhanced death benefit after the change.  Refer to your Contract schedule pages for the maximum age that applies to your Contract.

In the event the new owner is over the age at which they can retain the Standard Death Benefit , or the new owner is not an individual but is a non-natural person (other than a trust for the benefit of the owner or Annuitant), the Death Benefit after the ownership change will be the Cash Surrender Value.  The Base Contract Expense going forward will reflect the change in Death Benefit.  Please note that once a Death Benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore either the Annual Ratchet Enhanced Death Benefit or 7% Solution/ Max 7 Enhanced Death Benefit.

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If you have elected the Earnings Multiplier Benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider effective date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the Earnings Multiplier Benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership, except as provided in the rider.

An ownership change may cause a living benefit rider to terminate.  Such depends on the rider and whether spousal continuation is allowed.  For more information about an ownership change with the MGIB rider, please see “OPTIONAL LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).”

A change of owner likely has tax consequences.  See “FEDERAL TAX CONSIDERATIONS.  ”

You have the right to change beneficiaries during the Annuitant’s lifetime unless you have designated an irrevocable beneficiary.  If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.  In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the Death Benefit specified by the beneficiary to the extent permitted under Tax Code Section 72(s) or 401(a)(9), as applicable.  You may also be able to restrict a beneficiary’s right to elect an annuity payment option or receive a lump-sum payment.  If so, such rights or options must comply with applicable provisions for the Tax Code and will not be available to the beneficiary.

All requests for changes must be in writing and submitted to Customer Service.  Please date your requests.  The change will be effective as of the day we receive the request in good order.  The change will not affect any payment made or action taken by us before recording the change.

Crediting of Premium Payments

You may make additional premium payments of $500 or more ($50 for qualified Contracts) at any time up to the Contract anniversary after your 85th birthday.  We may change the additional premium requirements for certain group or sponsored arrangements.  An initial or additional premium payment that would cause the Contract Value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.

We processed your initial premium within two business days after receipt and allocated the payment according to the instructions you specified at the Accumulation Unit value next determined once the application and all information necessary for processing the Contract were complete.  We will process additional premium payments within one business day if we receive all information necessary.  In certain states we also accept additional premium payments by wire order.  Wire transmittals must be accompanied by sufficient electronically transmitted data.  We may have retained your initial premium payment for up to five business days while attempting to complete an incomplete application.  If the application could not be completed within this period, we informed you of the reasons for the delay and returned the premium payment immediately unless you directed us to hold the premium payment until the application was completed.  If you chose to have us hold the premium payment, we held it in a non-interest bearing account.

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If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer:
•
If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the Contract Value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid; or

•
If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until Customer Service receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to additional premium payments.  We will allocate the additional premium payment(s) proportionally according to the current Subaccount allocation unless you specify otherwise.  Any fixed allocation(s) will not be considered in these calculations.  If a Subaccount is no longer available (including due to a Fund purchase restriction) or requested in error, we will allocate the additional premium payment(s) proportionally among the other Subaccount(s) in your current allocation.  For any additional premium payments, we will credit the payment designated for a Subaccount of Separate Account B at the Accumulation Unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the Subaccounts selected by you, we convert the premium payment into Accumulation Units.  We divide the amount of the premium payment and Premium Credit allocated to a particular Subaccount by the value of an Accumulation Unit for the Subaccount to determine the number of Accumulation Units of the Subaccount to be held in Separate Account B with respect to your Contract.  The net investment results of each Subaccount vary with its investment performance.

In some states, we may have required that an initial premium designated for a Subaccount of Separate Account B be allocated to a Subaccount specially designated by the Company (currently, the Voya Government Liquid Assets Portfolio) during the free look period.  After the free look period, we then converted your Contract Value (your initial premium plus any earnings less any expenses) into Accumulation Units of the Subaccounts you previously selected.  The Accumulation Units were allocated based on the Accumulation Unit value next computed for each Subaccount.  Initial premium that was to be allocated to the Fixed Interest Options was allocated to the Fixed Interest Options with the guaranteed interest period you had chosen.

Additional Credit to Premium

We will add a credit to your Contract Value based on each premium payment (“Premium Credit”). We will add the Premium Credit proportionally to each subaccount and Fixed Interest Option as the premium payment is allocated. The Premium Credit is a minimum of 4% of the premium payment. We may increase the Premium Credit at our discretion. If we increase the Premium Credit we may reduce it also at our discretion, but we will not reduce it below the minimum Premium Credit of 4%, and we will give at least 30 days’ notice of any planned reduction.

The Premium Credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct a Premium Credit from the amount we pay to you or your beneficiary:
•	If a death benefit becomes payable, we will deduct any Premium Credits added to your contract within one year prior to death; and
•	If we waive any surrender charge, we will deduct any Premium Credit added to your Contract Value within one year.

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If we deduct a Premium Credit from any amount we pay to you, we will only deduct the full dollar amount of the Premium Credit. You will retain any gains, and you will also bear any losses, that are attributable to the Premium Credit we deduct.

Once we have waived any surrender charge, we will not add any additional Premium Credit to any additional premium you pay on or after the date of any such waiver.

While no specific charge is made for the Premium Credit, the surrender charges are higher and the surrender charge period longer than under our products not offering a Premium Credit. Also, the Base Contract Expense is higher than that charged under other products providing comparable features, but which have no Premium Credit. We may use a portion of the surrender charge and Base Contract Expense to help recover the cost of providing the Premium Credit. In addition, there may be circumstances under which the Contract Owner may be worse off from having received a Premium Credit.  Negative performance associated with the Premium Credit at any time will reduce the Contract Value more than if the Premium Credit had not been applied.

Contract Value

We determine your Contract Value on a daily basis beginning on the Contract Date.  Your Contract Value is the sum of:
•	The Contract Value in the Fixed Interest Options; and
•	The Contract Value in each Subaccount in which you are invested.

On the Contract Date, we allocated your Contract Value to each Subaccount and/or a Fixed Interest Option specified by you, unless the Contract was issued in a state that required the return of premium payments during the free look period.  In such a case, the portion of your initial premium and added Premium Credit not allocated to a Fixed Interest Option may have been allocated to a Subaccount specially designated by the Company during the free look period for this purpose (the Voya Government Liquid Assets Portfolio)

Contract Value in Fixed Interest Options.  The Contract Value in your Fixed Interest Options is the sum of premium payments and Premium Credits allocated to the Fixed Interest Options under the Contract, plus Contract Value transferred to the Fixed Interest Options, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Options (including any Market Value Adjustment applied to such transfer or withdrawal), Contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts.  On the Contract Date, the Contract Value in the Subaccounts in which you are invested is equal to the initial premium paid and added Premium Credit designated to be allocated to the Subaccounts.

On each business day after the Contract Date, we calculate the amount of Contract Value in each Subaccount as follows:
(1)	We take the Contract Value in the Subaccount at the end of the preceding business day;
(2)	We multiply (1) by the Subaccount’s Net Rate of Return since the preceding business day;
(3)	We add (1) and (2);
(4)	We add to (3) any additional premium payments and Premium Credits, and then add or subtract any transfers to or from that Subaccount; and
(5)	We subtract from (4) any withdrawals and any related charges, and then subtract any Contract fees and premium taxes.

The Net Rate of Return equals the Net Investment Factor minus one.

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The Net Investment Factor is an index number that reflects certain charges under the Contract and the investment performance of the Subaccount.  The Net Investment Factor is calculated for each Subaccount as follows:
(1)	We take the net asset value of the Subaccount at the end of each business day;
(2)	We add to (1) the amount of any dividend or capital gains distribution declared for the Subaccount and reinvested in such Subaccount. We subtract from that amount a charge for our taxes, if any;
(3)	We divide (2) by the net asset value of the Subaccount at the end of the preceding business day; and
(4)	We then subtract the applicable daily charges from the Subaccount: the Base Contract Expense; and any optional rider charges.

Calculations for the Subaccounts are made on a per Accumulation Unit basis.  Each Subaccount of Separate Account B has its own Accumulation Unit value.  The Accumulation Units are valued at the close of each business day that the New York Stock Exchange (“NYSE”) is open for trading, normally 4:00 p.m. Eastern Time.  Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable Fund in which the Subaccount invests.  Shares in the Funds are valued at their net asset value.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract.  The Cash Surrender Value will fluctuate daily based on the investment results of the Subaccounts in which you are invested and interest credited to Fixed Interest Options and any Market Value Adjustment.  See APPENDIX B for a description of the calculation of Cash Surrender Value under any Fixed Interest Option.  We do not guarantee any minimum Cash Surrender Value.  On any date during the accumulation phase, your Cash Surrender Value equals:
•	Your Contract Value;
•	Adjusted for any Market Value Adjustment for amounts invested in the Fixed Interest Options; and
•
Reduced by any surrender charge, any charge for premium taxes, any redemption fees, the annual Contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value.  You may surrender the Contract at any time while the Annuitant is living and before the Annuity Start Date.  A surrender is effective on the date we receive your written request and the Contract at Customer Service.  After we receive all paperwork required for us to process your surrender, we will determine and pay the Cash Surrender Value at the price next determined.  Once paid, all benefits under the Contract will terminate.  You may receive the Cash Surrender Value in a single sum payment or apply it under one or more annuity options.  We will usually pay the Cash Surrender Value within seven days.

Consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract.  A surrender made before you reach age 59 1∕2 may result in a 10% tax penalty.  See “FEDERAL TAX CONSIDERATIONS” for more details.

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TRANSFERS AMONG YOUR INVESTMENT OPTIONS

Before the Annuity Start Date, you may transfer your Contract Value among the Subaccounts in which you are invested and your Fixed Interest Options.  We currently do not charge you for transfers made during a Contract Year but reserve the right to charge for each transfer after the twelfth transfer in a Contract Year.  We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if in our business judgment such modification or termination is necessary or in accordance with applicable law.  We will apply a Market Value Adjustment to transfers from a Fixed Interest Option taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program.  Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other Funds may negatively impact your Death Benefit or rider benefits.

If you allocate Contract Value to an investment option that has been designated as a Restricted Fund, your ability to transfer Contract Value to the Restricted Fund may be limited.  A transfer to the Restricted Funds will not be permitted to the extent that it would increase the Contract Value in the Restricted Fund to more than the applicable limits following the transfer.  We do not limit transfers from Restricted Funds.  If the result of multiple reallocations is to lower the percentage of total Contract Value in the Restricted Fund, the reallocation will be permitted even if the percentage of Contract Value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect.  Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base.  See “OPTIONAL LIVING BENEFIT RIDERS.  ”

The minimum amount that you may transfer is $100 or, if less, your entire Contract Value held in a Subaccount or a Fixed Interest Option.  To make a transfer, you must notify Customer Service and all other administrative requirements must be met.  We will determine transfer values at the end of the business day on which we receive the transfer request at Customer Service.  If we receive your transfer request after 4 p.  m.  eastern time or the close of regular trading of the NYSE, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine.  We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.  Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program through either the Voya Government Liquid Assets Portfolio or a Fixed Interest Option, subject to availability, starting 30 days after the Contract Date.  These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount to the Subaccounts you specify.  There is no additional charge to participate in the dollar cost averaging program.  Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

Fixed Interest Options with durations of six months and one year may be available for use exclusively with the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment.  Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high.  Therefore, a lower than average value per unit may be achieved over the long term.  However, we cannot guarantee this.  When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.  You should consider your tolerance for investing through periods of fluctuating price levels.

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Dollar cost averaging requires a minimum monthly transfer amount of $100.  We will transfer all your money allocated to that source account into the Subaccount(s) you specify in equal payments over the relevant duration.  The last payment will include earnings accrued over the duration.  If you make an additional premium payment into a Fixed Interest Option subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If we receive a transfer request that violates the reallocation limitations under the Contract, we will inform you or your agent/registered representative that we cannot process the transfer and that new instructions are required.  Transfers under the dollar cost averaging program must comply with the investment restrictions for the living benefit riders.  If you set up dollar cost averaging transfers that are not in compliance with such restrictions, the fixed allocation Funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment.  However, if you use a Fixed Interest Option as the source account for dollar cost averaging and terminate the dollar cost averaging program when there is money remaining in the dollar cost averaging Fixed Interest Option, we will transfer the remaining money to the Voya Government Liquid Assets Portfolio.  Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the dollar cost averaging Fixed Interest Option.

If you do not specify to which Subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the Subaccounts in which you are invested proportionally, subject to any Fund purchase restrictions.  The transfer date is the same day each month as your Contract Date.  If, on any transfer date, your Contract Value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end.  You may terminate the dollar cost averaging program at any time by sending satisfactory notice to Customer Service at least seven days before the next transfer date.

Transfers under the dollar cost averaging program must comply with the investment restrictions for the living benefit riders.  If you set up dollar cost averaging transfers that are not in compliance with such restrictions, the fixed allocation Funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

You are permitted to transfer Contract Value to a Restricted Fund, subject to the limitations described in this section and in “THE FUNDS – Restricted Funds.  ” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established.  Transfers under the dollar cost averaging program must be within those limits.  We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below:
•
Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded.  If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of Contract Value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s);

•
Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund.  If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds.  The excess, if any, is the maximum that may be allocated proportionally to the Restricted Funds; and

•
Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

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We may offer additional Subaccounts or Fixed Interest Options to be source accounts under the dollar cost averaging program or withdraw any Subaccount or Fixed Interest Option from the dollar cost averaging program.   We may also stop offering dollar cost averaging Fixed Interest Options or otherwise modify, suspend or terminate this program.  Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of Contract Value invested in the Subaccounts of Separate Account B, you may elect to have your investments in the Subaccounts automatically rebalanced.  Automatic rebalancing is not available if you participate in the dollar cost averaging program.  Automatic rebalancing is subject to any Fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.  There is no additional charge for this feature.

Under automatic rebalancing we will transfer amounts under your Contract on a quarterly, semi-annual or annual calendar year basis among the Subaccounts to maintain the investment blend of your selected Subaccounts.  Automatic rebalancing percentages must be in whole percentages.  Rebalancing does not affect any amounts that you have allocated to Fixed Interest Options.  The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken proportionally.

To participate in automatic rebalancing, send satisfactory notice to Customer Service.  We will begin the program on the last business day of the period in which we receive the notice.  You may cancel the program at any time.  The program will automatically terminate if you choose to reallocate your Contract Value among the Subaccounts or if you make an additional premium payment or partial withdrawal on other than a proportional basis.  Additional premium payments and partial withdrawals made proportionally will not cause the automatic rebalancing program to terminate.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described in this section and in “THE FUNDS – Restricted Funds.  ” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

Upon advance notice we may modify, suspend or terminate the automatic rebalancing program at any time.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers.  Frequent transfer activity can disrupt management of a Fund and raise its expenses through:
•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners.

This in turn can have an adverse effect on Fund performance.  Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:
•
We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and

•	Each underlying Fund may limit or restrict Fund purchases and we will implement any limitation or restriction on transfers to an underlying Fund as directed by that underlying Fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

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Excessive Trading Policy.  We provide multi-fund variable insurance and retirement products and have adopted an Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy.  Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:
•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:
•
More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”).  This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•	Six round-trips involving the same Fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:
•	Purchases or sales of shares related to non-Fund transfers (for example, new premium payments, withdrawals and loans, if available);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and
•	Transactions initiated by us or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).  Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same Fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges.  According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity.  A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months.  Consequently, all Fund transfers or reallocations, not just those which involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail.  Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred.  During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible.  A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored.  We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges.  A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy.  We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners and Fund investors and/or state or federal regulatory requirements.  If we modify our policy, it will be applied uniformly to all Contract Owners or, as applicable, to all Contract Owners investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity.  If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds.  Each underlying Fund available through the variable insurance and retirement products offered by us, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund.  We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding Fund will not accept the allocation or transfer for any reason.  All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies.  As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the Contract.  Contract Owner trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy.  Under these agreements, we are required to share information regarding Contract Owner transactions, including but not limited to information regarding Fund transfers initiated by you.  In addition to information about Contract Owner transactions, this information may include personal Contract Owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner’s transactions if the Fund determines that the Contract Owner has violated the Fund’s excessive/frequent trading policy.  This could include the Fund directing us to reject any allocations of premium or Contract Value to the Fund or all Funds within the Fund family.

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WITHDRAWALS

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the Contract Owner.  If you request a withdrawal for more than 90% of the Cash Surrender Value, and the remaining Cash Surrender Value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.  If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge.  The Free Withdrawal Amount in any Contract Year is 10% of your Contract Value, including any Premium Credits, on the date of the withdrawal less any prior withdrawals during that Contract Year.  The Free Withdrawal Amount does not constitute a withdrawal of premiums.

You need to submit to us a request specifying the Fixed Interest Options or Subaccounts from which to withdraw amounts, otherwise we will make the withdrawal proportionally from all of the Subaccounts in which you are invested.  If there is not enough Contract Value in the Subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Options starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.  We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Option taken more than 30 days before its maturity date.  Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued.  You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax and/or legal adviser.  We will determine the Contract Value as of the close of business on the day we receive your withdrawal request in good order at Customer Service.  The Contract Value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, additional withdrawals must be taken so that the percentage of Contract Value in the Restricted Funds following the withdrawal would not be greater than the percentage of Contract Value in the Restricted Funds prior to the withdrawal.  In this event, you would either need to take your withdrawal from the Restricted Funds or proportionally from all Subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect.  Withdrawals may be subject to taxation and tax penalties.  A withdrawal made before the taxpayer reaches age 59 ½ may result in a 10% penalty tax.  See “FEDERAL TAX CONSIDERATIONS” for more details.  Consult your tax and/or legal adviser regarding the tax consequences associated with taking withdrawals.  You are responsible for determining that withdrawals comply with applicable law.

We offer three types of withdrawals: regular withdrawals, systematic withdrawals and IRA withdrawals.

Regular Withdrawals.  You may make regular withdrawals.  Each withdrawal must be a minimum of $100.  We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Option more than 30 days before its maturity date.  See APPENDIX B for more information on the application of Market Value Adjustment.

Systematic Withdrawals.   You may choose to receive automatic systematic withdrawal payments from the Contract Value in the Subaccounts in which you are invested or from the interest earned in your Fixed Interest Options.  You may not elect the systematic withdrawal option if you are taking IRA withdrawals.  Systematic withdrawals may be taken monthly, quarterly or annually.  If you have Contract Value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the Subaccounts in which you are invested, the systematic withdrawals must be taken proportionally from all Subaccounts in which Contract Value is invested.  If you do not have Contract Value allocated to a Restricted Fund and choose systematic withdrawals on a non-proportional basis, we will monitor the withdrawals annually.  If you additionally allocate Contract Value to one or more Restricted Funds, we will require you to take your systematic withdrawals proportionally from all Subaccounts in which Contract Value is invested.  There is no additional charge for this feature.

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You decide the date on which you would like your systematic withdrawals to start.  This date must be at least 30 days after the Contract Date and no later than the 28th day of the month.  Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100.  The amount of your systematic withdrawal can either be a fixed amount or an amount based on a percentage of your Contract Value.  Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:
Frequency	Maximum Percentage of Premiums not Previously Withdrawn
Monthly	1.25%
Quarterly	3.75%
Annually	15.00%

If you want fixed amount systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed amount systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your Contract Value and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions.  Unless you provide alternative instructions, if the systematic withdrawal would exceed the maximum percentage, we will send the amount and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Options to interest earned during the prior month, quarter, or year, depending on the frequency you chose.  Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings.  Systematic withdrawals from Fixed Interest Options under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with distributions under Section 72(q) and 72(t) of the Tax Code.  A Fixed Interest Option may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each Contract Year or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date.  If you submit an additional premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.  The systematic withdrawal option may commence in a Contract Year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any Contract Year during which you have previously taken a regular withdrawal.

Subject to availability, for nonqualified Contracts a spousal or non-spousal beneficiary may be able to elect to receive Death Benefits as payments over the beneficiary’s lifetime (“stretch”).  Stretch payments will be subject to the same limitations as systematic withdrawals, and nonqualified stretch payments will be reported on the same basis as other systematic withdrawals.  Subject to availability, for qualified Contracts stretch payments are available only to individuals that are eligible designated beneficiaries under federal tax law.   See FEDERAL TAX CONSIDERATIONS – Required Distributions on Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs).

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Fixed Dollar Systematic Withdrawal Feature.   You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed amount systematic withdrawal program.  This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of surrender charges or Market Value Adjustments.  Systematic withdrawals from Fixed Interest Options under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions.  You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 15% of your Contract Value as determined on the day we receive your election of this feature.  We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so.  We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date.  We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Option exceeds your interest earnings on the withdrawal date.  We will apply the surrender charge and any Market Value Adjustment directly to your Contract Value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum described above.  Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals.   If you have a non-Roth IRA Contract and will be at least age 72 (age 70 1∕2 if born before July 1, 1949) during the current calendar year, you may elect to have distributions made to you to satisfy minimum distribution requirements imposed by federal tax law.  IRA withdrawals provide payout of amounts required to be distributed by the Tax Code rules governing mandatory distributions under IRAs.  We will send you a notice before your distributions commence.  You may elect to take IRA withdrawals at that time, or at a later date.  You may not elect IRA withdrawals and participate in systematic withdrawals at the same time.  If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made.  Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law, unless you are satisfying those mandatory distribution rules through withdrawals from other IRA accounts.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date.  This date must be at least 30 days after the Contract Date and no later than the 28th day of the month.  Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

We calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make.  For information regarding the calculation and choices you have, see the SAI.  Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year.  The minimum dollar amount you can withdraw is $100.  When we determine the required IRA withdrawal amount each year based on the frequency you select, if that amount is less than $100, we will pay $100.  At any time where the IRA withdrawal amount is greater than the Contract Value, we will cancel the Contract and send you the amount of the Cash Surrender Value.

You may change the payment frequency of your IRA withdrawals once each Contract Year or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Option in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charges.

On March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”).   Among other provisions, the CARES Act suspended the minimum distribution requirements (RMDs) applicable to IRAs for the year 2020.   See “FEDERAL TAX CONSIDERATIONS” for more details.

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ANNUITY OPTIONS

Annuitization of Your Contract

If the Annuitant and Contract Owner are living on the Annuity Start Date, we will begin making payments to the Contract Owner under an annuity option.  Five fixed payment annuity options are currently available.  We will make these payments under the annuity option you choose.  You may change an annuity option by making a written request to us at least 30 days before the Annuity Start Date.  Living benefit riders automatically terminate when the income phase of your Contract begins.  The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided any waiting period or other specified condition has been met.

Your choice of an annuity option may be limited, depending on your use of the Contract.  Certain annuity options and/or certain period certain durations may not be available, depending on the age of the Annuitant and whether your Contract is a qualified Contract that is subject to Tax Code Section 401(a)(9).  In addition, for qualified Contracts once annuity payments start under an annuity option, it may be necessary to modify those payments following the Annuitant’s death in order to comply with new requirements under the Required Minimum Distribution rules.  See “FEDERAL TAX CONSIDERATIONS - Required Distributions upon Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs).  ”

You may also elect an annuity option on surrender of the Contract for its Cash Surrender Value or you may choose one or more annuity options for the payment of Death Benefit proceeds while it is in effect and before the Annuity Start Date.  If, at the time of the Contract Owner’s death or the Annuitant’s death (if the Contract Owner is not an individual but is a non-natural person), no option has been chosen for paying Death Benefit proceeds, the beneficiary may choose an annuity option.  In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the Annuitant.  In all events, payments of Death Benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity payment that we will make is $20.  We may require that a single sum payment be made if the Contract Value is less than $2,000 or if the calculated monthly annuity payment is less than $20.

For each annuity option, we will issue a separate written agreement putting the annuity option into effect.  Before we pay any annuity benefits, we require the return of your Contract.  If your Contract has been lost, we will require that you complete and return the applicable lost Contract form.  Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the interest credited to the Fixed Interest Options or the investment performance of the Funds if variable options are available and selected.

Our current annuity options provide only for fixed payments.  Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us.  Payment under our current annuity options will last either for a specified period of time or for the life of the Annuitant, or both – depending on the option selected.  We will determine the amount of the annuity payments on the Annuity Start Date by multiplying the Contract Value (adjusted for any Market Value Adjustment and any rider charges that would be due) by the applicable payment factor provided under the Contract and dividing it by 1,000.  The applicable payment factor will depend on:
•	The annuity option selected;
•	The payment date;
•	The frequency of payments you choose; and
•	The age (and gender, where appropriate under applicable law) of the Annuitant or the beneficiary.

Surrender charges might apply depending on the annuity options.  As a general rule, more frequent annuity payments will result in smaller individual annuity payments.  Likewise, annuity payments that are anticipated over a longer period of time will also result in smaller individual annuity payments.  Because our current annuity options provide only for fixed payments, additional payments will not differ from the amount of your first annuity payment.

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Our approval is needed for any option where:
•	The person named to receive payment is other than the Contract Owner or beneficiary;
•	The person named is not an individual but is a non-natural person, such as a corporation; or
•	Any annuity payment would be less than the minimum annuity payment allowed.

Selecting the Annuity Start Date

You select the Annuity Start Date, which is the date on which the annuity payments commence.  Unless we consent, the Annuity Start Date must be at least five years from the Contract Date but before the month immediately following the Annuitant’s 95th birthday.  Subject to the required minimum distribution rules under the Tax Code, if on the Annuity Start Date, a surrender charge remains, the elected annuity option must be option include a period certain of at least ten years.

If you do not select an Annuity Start Date, it will automatically begin in the month following the Annuitant’s 90th birthday.

If the Annuity Start Date occurs when the Annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.  For more information, see “FEDERAL TAX CONSIDERATIONS.”  For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 72 (age 70½ if you were born before July 1, 1949) or, in some cases, retire.  Distributions may be made through annuitization or withdrawals.  You should consult a tax adviser for tax advice when selecting and Annuity Start Date.

Frequency of Annuity Payments

You choose the frequency of the annuity payments.  They may be monthly, quarterly, semi-annually or annually.  If we do not receive written notice from you, we will make the payments monthly.  There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the Contract Owner.  If so, such options may not be available to the beneficiary.  In addition, the beneficiary’s rights may be restricted by the distribution requirements of the applicable federal tax laws.

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The Annuity Options

The Contract has four annuity options.  Payments under Options 1, 2, and 3 are fixed.  Payments under Option 4 may be fixed or variable, although only fixed payments are currently available.  For a fixed annuity option, the Contract Value in the Subaccounts is transferred to the Company’s general account.  If you do not choose an annuity option, Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by law.  Monthly payment amounts for each of the available options are available on request.

The MGIB annuity options available under the MGIB rider are different from the options listed below.  For additional information, please see “OPTIONAL LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider – MGIB Annuity Options.”

Option 1.  Income for a Fixed Period.  Under this option, we make monthly payments in equal installments for a fixed number of years based on the Contract Value on the Annuity Start Date.  The fixed period must be between 2 and 30 years.  We guarantee that each monthly payment will be at least the amount stated in your Contract.  If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments.  We will provide you with illustrations if you ask for them.  If the Cash Surrender Value or Contract Value is applied under this option, a 10% penalty tax may apply to the taxable portion of each annuity payment until the Contract Owner reaches age 59½.

Option 2.  Income for Life with a Period Certain.  Under this option, we make payments for the life of the Annuitant in equal monthly installments and guarantee the payments for a period certain, such as 10 or 20 years.  Other periods certain may be available to you on request.  You may choose a refund period instead.  Under this arrangement, payments are guaranteed until their sum equals the value of your Contract used to determine the annuity payments.  If the person named lives beyond the guaranteed period, we will continue payments until his or her death.  We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the Annuity Start Date.  Amounts for ages not shown in the Contract are available on request.

Option 3.  Joint Life Income.  This option is available when there are two persons named to determine annuity payments.  At least one of the persons named must be either the Contract Owner or beneficiary under the Contract.  We guarantee monthly payments will be made as long as at least one of the named persons is living.  There is no minimum number of payments.  Monthly payment amounts are available on request.

Option 4.  Annuity Plan.  Under this option, your Contract Value can be applied to any other annuitization option that we choose to offer on the Annuity Start Date.  Annuity payments under Option 4 may be fixed or variable, although only fixed payments are currently available.  If payments are variable, they will be subject to and comply with the requirements of the  1940 Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and the Company, subject to any minimum distribution requirements imposed by federal tax law.  The amounts we will pay are determined as follows:
•
For Options 1 and 2, we will continue any remaining guaranteed payments.  Under Options 2 and 3, the discounted values of the remaining guaranteed payments may be paid in a single sum.  This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early.  We will base the discount interest rate on the interest rate used to calculate the payments for Options 2 and 3 .  For the refund option, the amount paid at the death of the annuitant is the value used to determine your annuity payments less the value of all annuity payments made ;

•	For Option 3, no amounts are payable after both named persons have died; and
•	For Option 4, the annuity option agreement will state the amount we will pay, if any.

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BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits that are available through the Contract.  For details about each benefit, please see the corresponding section in this prospectus.

Name of Benefit	Purpose	Maximum Annual Fee	Current Annual Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Provides a Death Benefit payable upon the death of either the Contract Owner or the first of joint owners or the Annuitant (when a Contract Owner is not an individual but is a non-natural person).	Base Contract Expense - 1.30% of Contract Value in each Subaccount	Base Contract Expense – 1.25% - 1.30% of Contract Value in each Subaccount	Automatically comes with the Contract. Fund selection can impact the benefit. Benefit will increase with additional premium payments and decrease with withdrawals.
Name of Benefit	Purpose	Maximum Annual Fee	Current Annual Fee	Brief Description of Restrictions/ Limitations
Optional Annual Ratchet Enhanced Death Benefit	Enhances the Standard Death Benefit with any positive investment performance.	0.25% of Contract Value in each Subaccount	0.15% - 0.25% of Contract Value in each Subaccount	No longer available to purchase. Fund selection can impact the benefit. Withdrawals may reduce the benefit dollar for dollar or proportionally.
Optional 7% Solution Enhanced Death Benefit	Enhances the Standard Death Benefit with the return of a stated interest rate.	0.35% of Contract Value in each Subaccount	0.30% - 0.35% of Contract Value in each Subaccount	No longer available to purchase. Fund selection can impact the benefit. Withdrawals may reduce the benefit dollar for dollar or proportionally.
Optional Max 7 Enhanced Death Benefit	Enhances the Standard Death Benefit with the greater of any positive investment performance or a stated interest rate.	0.45% of Contract Value in each Subaccount	0.45% of Contract Value in each Subaccount	No longer available to purchase. Fund selection can impact the benefit. Withdrawals may reduce the benefit dollar for dollar or proportionally. .

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Name of Benefit	Purpose	Maximum Annual Fee	Current Annual Fee	Brief Description of Restrictions/ Limitations
Optional Earnings Multiplier Benefit Rider	Enhances the Death Benefit equal to a certain percentage of gain in the Contract, adjusted for withdrawals.	0.30% of Contract Value annually.	0.30% of Contract Value annually.	No longer available to purchase. Once selected, this rider generally may not be cancelled. There is no benefit if there is no gain in the Contract, even though the fee continues to be deducted.
Optional Minimum Guaranteed Income Benefit Rider	Guarantees that a minimum amount of annuity income if you annuitize on the MGIB Date, regardless of fluctuating market conditions	1.50% of the MGIB Charge Base	0.75% of the MGIB Charge Base	No longer available to purchase. Fund selection can impact the benefit.
Optional Minimum Guaranteed Accumulation Benefit Rider	Provides a guarantee of a minimum accumulation value at the end of either a 10-year or 20-year period.	0.65% of the MGAB Charge Base	0.65% of the MGAB Charge Base	No longer available to purchase. Withdrawals may reduce the benefit proportionally. Limited ability to cancel the MGAB rider.
Optional Minimum Guaranteed Withdrawal Benefit Rider	Provides a guarantee of a minimum level of annual withdrawals as long as the MGWB Benefit Base is greater than zero, even if these withdrawals reduce your Contract Value to zero.	1.00% of the MGWB Charge Base	0.65% of the MGWB Charge Base	No longer available to purchase. Withdrawals may reduce the benefit dollar for dollar or proportionally.

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DEATH BENEFIT

Death Benefit Options

The Contract has a Standard Death Benefit and the following two optional death benefits that were available for election when you applied for the Contract:
•	The Annual Ratchet Enhanced Death Benefit; and
•	The 7% Solution/ Max 7 Enhanced Death Benefit.

If you did not elect one of the optional Death Benefits at the time of application for the Contract, your Contract was issued with the Standard Death Benefit.  Not all Death Benefit options were available at all issue ages or with all of the living benefit riders.  Additionally, not all Death Benefit options were available in every state.  The Death Benefit option applicable to your Contract cannot be changed.

A change in ownership of the Contract may affect the amount of the Death Benefit.

Death Benefit During the Accumulation Phase

During the accumulation phase, a Death Benefit (and the Earning Multiplier Benefit, if elected) is payable when either the Contract Owner or the first of joint owners or the Annuitant (when a Contract Owner is not an individual but is a non-natural person) dies before the Annuity Start Date.  Upon the first joint owner’s death, the surviving owner will become the beneficiary under the Contact.  Assuming you are the Contract Owner, your beneficiary will receive a Death Benefit unless the sole beneficiary is your surviving spouse and he or she elects to continue the Contract.  We calculate the Death Benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at Customer Service (“Claim Date”).  Surrender charges are waived in relation to premiums received before our receipt of due proof of death, and unless the sole beneficiary is your surviving spouse and he or she elects to continue the Contract, we will not accept additional premiums after we have received notice of death.

If there is a beneficiary who is not the spouse of the Contract Owner, the value of the Death Benefit may be allocated to the Fixed Interest Division and earn a fixed rate of interest from the Claim Date until the date of payment.  If the spouse is the sole beneficiary of the Contract Owner, the value of the Death Benefit will remain allocated to the investment options in which Contract Value is allocated on the Claim Date and may be subject to market performance, positive or negative, from the Claim Date until the date of payment.  If your beneficiary wants to receive the Death Benefit on a date later than this, it may affect the amount of the benefit payable in the future.  Subject to the rules in Tax Code section 72(s) or 401(a)(9), as applicable, the proceeds may be received in a single lump-sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. See “WITHDRAWALS” above. A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the Contract Owner.  If so, such rights or options may not be available to the beneficiary.

If we do not receive a request to apply the Death Benefit proceeds to an annuity option, we will make a single payment in a lump-sum.  We will generally pay Death Benefit proceeds within seven days after Customer Service has received sufficient information to make the payment.  For information on required distributions under federal income tax laws, you should see FEDERAL TAX CONSIDERATIONS – Required Distributions on Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs). Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

Payment of the Death Benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the Death Benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

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Standard Death Benefit.  The Standard Death Benefit equals the greater of:
•	The Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the Contract Value allocated to Excluded Funds; and
•	The greater of the Contract Value and the Cash Surrender Value (sometimes referred to as the “Base Death Benefit”), reduced by any Premium Credits applied since or within 12 months prior to death..

Covered Funds are all investment options not designated as Excluded Funds.  No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to both Covered Funds and Excluded Funds equals premium payments plus Premium Credits allocated to Covered Funds or Excluded Funds, respectively, less proportional adjustments for any withdrawals and transfers.  For Excluded Funds, this calculation is not used for benefit purposes but only to determine the impact of transfers to and from Excluded Funds.

Depending on the version, withdrawals can reduce the Standard MGDB by the withdrawal amount, known as dollar for dollar, or proportionally.  If the reduction is done on a dollar for dollar approach, the MGDB reduces by the dollar amount of the withdrawal.  If the reduction is done proportionally, the percentage reduction in the Standard MGDB for each Fund category (i.e., Covered or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal.  The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested.  For example, assume a $10,000 withdrawal from Covered Funds in a Contract with a Contract Value of $100,000 and a Standard MGDB of $125,000.  After the withdrawal, the percentage reduction in the Standard MGDB would be equal to the percentage reduction in Contract Value, which is 10% ($10,000 / $100,000 = 10%).  Therefore although the reduction in Contract Value is just $10,000, the Standard MGDB will be reduced by $12,500 (10% * $125,000 = $12,500).

Transfers among Fund categories do not reduce the overall Standard MGDB.

Enhanced Death Benefit Options.  The Contract has Enhanced Death Benefit options designed to protect the Contract Value from poor investment performance and the impact that poor investment performance could have on the Standard Death Benefit.  The Enhanced Death Benefit options enable you to lock in positive investment performance.  Under the Enhanced Death Benefit options, if you die before the Annuity Start Date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected.

Each Enhanced Death Benefit locks in positive investment performance in a different way.  The Annual Ratchet Enhanced Death Benefit locks annually.  The Max 7 Enhanced Death Benefit not only locks annually, but also has an element that locks annually at a specified interest rate, so your Death Benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements.  Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate element and the associated additional charge.  Each Enhanced Death Benefit option is explained further below.

Allocation restrictions apply for purposes of determining Death Benefits.  Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.  We may, with 30 days’ notice to you, designate any Fund as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums and Premium Credits added to such Fund and also with respect to new transfers to such Fund.

For the period during which a portion of the Contract Value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the Base Contract Expense attributable to that portion of the Contract Value.  The reduced Base Contract Expense will be applicable only during that period.

The Annual Ratchet Enhanced Death Benefit equals the greater of:
•	The Standard Death Benefit; and
•
The Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the Contract Value allocated to Excluded Funds less any Premium Credits applied since or within 12 months prior to death..

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Covered Funds are all investment options not designated as Excluded Funds.  No investment options are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the Contract Date equaled the premium and Premium Credits allocated to Covered Funds.  On each Contract anniversary that occurs on or prior to attainment of age 90 (or age 80 for some versions of the rider), the Annual Ratchet MGDB in Covered Funds will be set to the greater of:
•	The current Contract Value in Covered Funds (after deductions occurring as of that date); and
•
The Annual Ratchet MGDB in Covered Funds from the prior Contract anniversary (after deductions occurring on that date), adjusted for new premiums and Premium Credits, partial withdrawals attributable to Covered Funds, and transfers.

On dates other than Contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last Contract anniversary, adjusted for new premiums and Premium Credits, partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the Contract Date equaled the premium plus Premium Credits allocated to Excluded Funds.  On each Contract anniversary that occurs on or prior to attainment of age 90 (or age 80 for some versions of the rider), the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:
•	The current Contract Value in Excluded Funds (after deductions occurring as of that date); and
•
The Annual Ratchet MGDB in the Excluded Funds from the prior Contract anniversary (after deductions occurring on that date), adjusted for new premiums and Premium Credits, partial withdrawals attributable to Excluded Funds, and transfers.

On dates other than Contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last Contract anniversary, adjusted for new premiums and Premium Credits, partial withdrawals attributable to Excluded Funds, and transfers.

Note	The calculation of the Annual Ratchet MGDB allocated to Excluded Funds is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Depending on the version, withdrawals can reduce the Annual Ratchet MGDB by the dollar amount of the withdrawal, also known as dollar for dollar, or proportionally.  If the reduction is done on a dollar for dollar approach, the MGDB reduces by the dollar amount of the withdrawal.  If the reduction is done proportionally, the proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested.  For example, assume a $10,000 withdrawal from Covered Funds in a Contract with a Contract Value of $100,000 and an Annual Ratchet MGDB of $125,000.  After the withdrawal, the percentage reduction in the Annual Ratchet MGDB would be equal to the percentage reduction in Contract Value, which is 10% ($10,000 / $100,000 = 10%).  Therefore although the reduction in Contract Value is just $10,000, the Annual Ratchet MGDB will be reduced by $12,500 (10% * $125,000 = $12,500).

Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in Covered Funds proportionally.  The increase in the Annual Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds proportionally.  The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net Contract Value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

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The 7% Solution Enhanced Death Benefit equals the 7% Solution Death Benefit Element, which is the greater of:
•	The Standard Death Benefit; and
•	The lesser of:
	o	2.5 times all premium payments plus Premium Credits adjusted for withdrawals (the “Cap”); and
	o	The sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the Contract Value allocated to Excluded Funds.

For Contracts issued prior to August 21, 2006, the Cap is 3 times all premium payments plus Premium Credits, adjusted for withdrawals.

Fund Categories.  For purposes of calculating the 7% Solution Death Benefit Element, Covered Funds are all investment options not designated as Special Funds or Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds:
•	The Voya Government Liquid Assets Portfolio;
•	The Fixed Interest Option; and
•
The ProFunds VP Rising Rates Opportunity Portfolio (although it was closed to new allocations effective April 30, 2007).  For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund; and

•	The Voya Limited Maturity Bond Portfolio (although it was closed to new allocations effective March 12, 2004).

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums plus Premium Credits allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the Cap.  There is no accumulation once the Cap is reached.  Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.  The 7% Solution Enhanced Death Benefit available for some Contracts issued in 200 0 or earlier allows for accumulation to continue beyond age 80, subject to the dollar amount Cap.  Please see your Contract for details regarding the terms of your Death Benefit.

The 7% MGDB allocated to Special Funds equals premiums plus Premium Credits allocated to Special Funds, adjusted for withdrawals and transfers.  There is no accumulation at 7% for amounts allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Depending on the version, withdrawals can reduce the 7% MGDB dollar for dollar or proportionally.  If the reduction is done on a dollar for dollar approach, the MGDB reduces by the dollar amount of the withdrawal.  If the reduction is done proportionally, the percentage reduction in the 7% MGDB for each Fund category (i.e., Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal.  The percentage reduction in the Cap equals the percentage reduction in total Contract Value resulting from the withdrawal.  The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested.  For example, assume a $10,000 withdrawal from Covered Funds in a Contract with a Contract Value of $100,000 and a 7% MGDB of $125,000.  After the withdrawal, the percentage reduction in the 7% MGDB would be equal to the percentage reduction in Contract Value, which is 10% ($10,000 / $100,000 = 10%).  Therefore although the reduction in Contract Value is just $10,000, the 7% MGDB will be reduced by $12,500 (10% * $125,000 = $12,500).

Transfers among Fund categories do not reduce the overall 7% MGDB but do affect the amount of the 7% MGDB in a particular Fund category.  Net transfers from the Funds will reduce the 7% MGDB in the Funds proportionally.  The increase in the 7% MGDB allocated to Fund category to which the transfer is being made will equal the decrease in the Fund category from which the transfer is being made.

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The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element.  Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

In all cases described above, the amount of the Death Benefit could be reduced by premium taxes owed and withdrawals not previously deducted.  The enhanced Death Benefit may not be available in all states.

Earnings Multiplier Benefit Rider.

The Earnings Multiplier Benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. You may have added it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider was added to your Contract is referred to as the “rider effective date.”  The rider is no longer available for purchase.

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of:
•	The Maximum Base; and
•	The Contract Value on the Claim Date minus premiums and adjusted for withdrawals.

If the rider was added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of:
•	150% of the Contract Value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and
•	The Contract Value on the Claim Date minus the Contract Value on the rider effective date, minus subsequent premiums and adjusted for subsequent withdrawals.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “CHARGES AND FEES – Optional Rider Charges – Earnings Multiplier Benefit Rider Charge” for a description of the charge.

Death Benefit During the Income Phase

Subject to the rules in Tax Code section 72(s) or 401(a)(9), as applicable, if any Contract Owner or the Annuitant dies after the Annuity Start Date, we will pay the beneficiary any certain benefit proceeds remaining under the Contract.

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Contract Continuation After Death – Spouse

If at the Contract Owner’s death, the surviving spouse of the deceased Contract Owner is the sole beneficiary and such surviving spouse elects to continue the Contract as his or her own, if allowed under the requirements under the Tax Code, the following will apply:
•
If the guaranteed Death Benefit as of the date we receive due proof of death, minus the Contract Value on that date is greater than zero, we will add such difference to the Contract Value.  We will allocate such addition to the Subaccounts in proportion to the Contract Value in the Subaccounts, unless you direct otherwise.  If there is no Contract Value in any Subaccount, we will allocate the addition to the Voya Government Liquid Assets Portfolio, or its successor.  Such addition to Contract Value will not affect the guaranteed Death Benefit or any living benefit rider values.  Any addition to Contract Value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own;

•	The Death Benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes to the surviving spouse;
•	Any premiums paid after the Contract is continued will be subject to applicable surrender charges;
•
If you elected the Annual Ratchet Death Benefit or the Max 7 Enhanced Death Benefit and the new surviving spouse Contract Owner is younger than attained age 90 (or 80 for certain versions of the Enhanced Death Benefits) , ratchets will continue (or resume if deceased owner had already reached age 90 , or 80 for certain versions of the Enhanced Death Benefits) until the new surviving spouse Contract Owner reaches age 90.  If you elected the Max 7 Enhanced Death Benefit and the new  surviving spouse Contract Owner is younger than attained age 80, the Max 7 Enhanced Death Benefit continues or resumes accumulation until either the Cap or the attained age of 80 is reached .  If you elected the 7% Solution Enhanced Death Benefit and the new surviving spouse Contract Owner is younger than attained age 80, the 7% Solution Enhanced Death Benefit continues for certain versions, while other versions allow the 7% Solution Enhanced Death Benefit to continue regardless of the spouse’s age;

•
If you purchased the Earnings Multiplier Benefit rider, and the benefit would otherwise be payable, we will add the benefit to the Contract Value and allocate the benefit among the Subaccounts in proportion to the Contract Value in the Subaccounts, unless you direct otherwise. If there is no Contract Value in any Subaccount, we will allocate the benefit to the Voya Government Liquid Assets Portfolio, or its successor; and

•
The Earnings Multiplier Benefit rider will continue if the surviving spouse is younger than age 7 6 , the maximum rider issue age.. If the surviving spouse is age 7 6 or older, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted Contract Value. The calculation of the benefit going forward will be: (1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (2) computed as if the rider were added to the Contract after issue and after the increase; and (3) based on the Maximum Base and percentages in effect on the original rider effective date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Contract Continuation After Death – Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the payment of the Death Benefit may be deferred, subject to limits under Tax Code section 72(s) or 401(a)(9) as applicable.  See next section, “Required Distributions Upon Contract Owner’s Death.”  No additional premium payments may be made.

If the guaranteed Death Benefit as of the date we receive due proof of death, minus the Contract Value also on that date, is greater than zero, we will add such difference to the Contract Value.  Such addition will be allocated to the Fixed Interest Division and earn a fixed rate of interest from the Claim Date until the date of payment.

The death benefit will then terminate.  At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the Contract Owner will be waived.  No additional premium payments may be made.

If you elected the Earnings Multiplier Benefit rider, and the benefit would otherwise be payable, we will add the benefit to the Contract Value and allocate the benefit to the Fixed Interest Division and earn a fixed rate of interest from the Claim Date until the date of payment.  The Earnings Multiplier Benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.
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Required Distributions Upon Contract Owner’s Death

Nonqualified Contracts.  We will not allow any payment of benefits provided under a nonqualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any Contract Owner of a nonqualified Contract dies before the Annuity Start Date, we will distribute the Death Benefit payable to the beneficiary as follows:
•	The Death Benefit must be completely distributed within five years of the Contract Owner’s date of death; or
•	The beneficiary may elect, within the one-year period after the Contract Owner’s date of death, to receive the Death Benefit in the form of an annuity from us, provided that:
	o	Such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and
	o	Such distributions begin no later than one year after the Contract Owner’s date of death.

If the sole beneficiary is not the deceased owner’s surviving spouse, the distribution provisions described immediately above will apply even if the Annuitant and/or contingent Annuitant are alive at the time of the Contract Owner’s death.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the one-year period after the Contract Owner’s date of death, then we will pay the Death Benefit to the beneficiary in a cash payment within five years from the date of death.  We will determine the Death Benefit as of the date we receive proof of death.  Such cash payment will be in full settlement of all our liability under the Contract.

If the sole beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the Contract Owner’s death.  Upon receipt of such election from the spouse at Customer Service:
•	All rights of the spouse as Contract Owner’s beneficiary under the Contract in effect prior to such election will cease;
•	The spouse will become the owner of the Contract and will also be treated as the contingent Annuitant, if none has been named and only if the deceased owner was the Annuitant; and
•	All rights and privileges granted by the Contract or allowed by us will belong to the spouse as Contract Owner of the Contract.

We deem the spouse to have made the election to continue the Contract if such spouse makes a premium payment to the Contract or fails to make a timely election for payment of the Death Benefit as described above

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive Death Benefits as payments over the life expectancy of the beneficiary (“stretch”).  “Stretch” payments will be subject to the same limitations as systematic withdrawals, and nonqualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If any Contract Owner of a nonqualified Contract dies after the Annuity Start Date, all of the Contract Owner’s rights granted under the Contract, if any, or allowed by us will pass to the Contract Owner’s beneficiary and must be distributed at least as rapidly as under the method of distribution being used at the date of the Contract Owner’s death.

Qualified Contracts.   We will not allow any payment of benefits provided under a qualified Contract which does not satisfy the requirements of Section 401(a)(9) of the Tax Code.  While the required distributions upon death rules for qualified Contracts are similar to those for nonqualified Contracts, there are significant differences.   See FEDERAL TAX CONSIDERATIONS – Required Distributions on Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs).

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OPTIONAL LIVING BENEFIT RIDERS

Some features and benefits of the Contract, if selected, are available through an optional living benefit rider for an additional charge.  Once selected, the riders generally may not be cancelled.  You may not remove the rider and charges will be assessed regardless of the performance of your Contract.  Please see “CHARGES AND FEES – Optional Rider Charges” for information on rider charges.

The optional living benefit riders are no longer available to purchase, including purchase by existing Contract Owners.

The optional living benefit riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific Fund under the Contract.  You should consult a qualified financial adviser in evaluating the riders.  Customer Service may be able to answer your questions.  The telephone number is 1-800-366-0066.

Two living benefit riders were available with the Contract, and they each offered a level of protection against the investment risks with your Contract:
•	The Minimum Guaranteed Income Benefit rider, which may be appropriate if you are concerned about having a minimum amount of income in annuitizing your Contract;
•	The Minimum Guaranteed Accumulation Benefit rider, which may be appropriate if you want a guaranteed Contract Value at the end of a specified period.
These living benefit riders are described further below.  Only one living benefit rider may have been selected.  Information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) can be found in the appendices to this prospectus.

Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)

The MGIB rider is an optional benefit which guarantees that a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions.  The minimum guaranteed amount of annuity income will depend on:
•	The amount of premiums you pay and any Premium Credits you receive during the first five Contract Years after you purchased the rider;
•	The amount of Contract Value you allocate or transfer to Special Funds (as defined below) or Excluded Funds (as defined below):
•	The MGIB Rate (as defined below);
•	The adjustment for Special Fund or Excluded Fund transfers, and
•	Any withdrawals you take while the MGIB rider is in effect.

Allocating Contract Value to Special Funds or Excluded Funds may limit the benefit under the MGIB rider.

Rider Effective Date.  The rider date is the date the MGIB rider becomes effective.  The rider date is also the Contract Date if you purchased the rider when the Contract was issued.

No Cancellation.  Once purchased, the MGIB rider may not be cancelled unless you cancel, surrender, annuitize or otherwise terminate the Contract.  The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

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Termination.  The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the MGIB rider is intended to be available to you while you are living and while your Contract is in the accumulation phase.  The MGIB rider automatically terminates if:
•	You annuitize, surrender or otherwise terminate your Contract during the accumulation phase;
•
The Contract Owner or the first of joint owners or the Annuitant (when a Contract Owner is not an individual but is a non-natural person) dies during the accumulation phase, unless your spouse beneficiary elects to continue the Contract;

•	The Contract Value is insufficient to pay the charge for the MGIB rider; or
•	There is a change in Contract Ownership (other than a spousal beneficiary continuation upon your death).

Rider Charge.  The current charge we deduct under the MGIB rider is 0.75% annually of the MGIB Charge Base.  The MGIB Charge Base is the greater of (1) and (2) below, where:
(1)	Is the lesser of the Maximum MGIB Rollup Base and the sum of (a), (b), and (c) where:
	(a)	Is the MGIB Rollup Base for Covered Funds;
	(b)	Is the MGIB Rollup Base for Special Funds; and
	(c)	Is the MGIB Rollup Base for Excluded Funds; and
(2)	Is the sum of (a) and (b) where:
	(a)	Is the MGIB Ratchet Base for Covered Funds and Special Funds; and
	(b)	Is the MGIB Ratchet Base for Excluded Funds.

For definitions of the Maximum MGIB Rollup Base, the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds, the MGIB Rollup Base for Excluded Funds, the MGIB Ratchet Base for Covered Funds and Special Funds and the MGIB Ratchet Base for Excluded Funds, see the “Calculation of the MGIB Rollup Bases” and “Calculation of the MGIB Ratchet Bases” below.

Fund Categories.  The MGIB Benefit Base (as defined below) is tracked separately for Covered Funds, Special Funds and Excluded Funds.  These Fund categories apply to all calculations under the MGIB rider.  Please see “THE FUNDS – Covered Funds, Special Funds and Excluded Funds.  ”

Covered Funds are any investment options not designated as Special Funds or Excluded Funds.

The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base:
•	The Voya Government Liquid Assets Portfolio;
•	The Fixed Interest Option;
•	The ProFunds VP Rising Rates Opportunity Portfolio (although it was closed to new allocations effective April 30, 2007); and
•	Voya Limited Maturity Bond Portfolio (although it was closed to new allocations March 12, 2004).

No investment options are currently designated as Excluded Funds.

Fixed Allocation Funds Automatic Rebalancing.  In order to mitigate the insurance risk inherent in our guarantee to provide you a guaranteed minimum amount of annuity income if you annuitize on the MGIB date, (subject to the terms and restrictions of the MGIB rider), we require that your Contract Value be allocated in accordance with certain limitations.  In general, to the extent that you choose not to invest in the Accepted Funds, we require that a proportion of the amount not so invested be invested in the Fixed Allocation Funds.  We will require this allocation regardless of your investment instructions to the Contract, as described below.

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If the Contract Value in the Fixed Allocation Funds (as defined below) is less than a percentage of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds (as defined below) on any MGIB Rebalancing Date (as defined below), we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed Allocation Funds.  This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your Contract.  Currently, the minimum Fixed Allocation Fund percentage is zero.  Accepted Funds are excluded from this rebalancing.  Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each Contract anniversary and after the following transactions:
•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Accepted Funds. The currently available Accepted Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders.  No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds.  We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds The currently available Fixed Allocation Funds are listed at the end of APPENDIX A - Accepted Funds and Fixed Allocation Funds for Living Benefit Riders. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the MGIB rider is not continued under the spousal continuation right, if available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s Death Benefits.  For purposes of calculating any applicable Death Benefit guaranteed under the Contract any allocation of Contract Value to the Fixed Allocation Funds will be considered a Covered Fund while the rider is in effect.

Other Funds.  All Funds available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

MGIB Benefit Base.  The MGIB Benefit Base (as defined below) is only a calculation used to determine the MGIB annuity income.  The MGIB Benefit Base does not represent a Contract Value, nor does it guarantee performance of the Subaccounts in which you are invested.  It is also not used in determining the amount of your Cash Surrender Value and Death Benefits.  Any reset of Contract Value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Rollup Base (as defined below).

On the MGIB Date, your MGIB Benefit Base is equal to the greater of (1) and (2), where:
•	Is the lesser of the Maximum MGIB Rollup Base (as defined below) and the sum of (a), (b), and (c) where:
	(a)	Is the MGIB Rollup Base for Covered Funds;
	(b)	Is the MGIB Rollup Base for Special Funds; and
	(c)	Is the Contract Value allocated to Excluded Funds; and
•	Is the sum of (a) and (b) where:
	(a)	Is the MGIB Ratchet Base for Covered Funds and Special Funds (as defined below); and
	(b)	Is the Contract Value allocated to Excluded Funds.

The MGIB Benefit Base calculation differs from the MGIB Charge Base calculation because it uses the Contract Value allocated to Excluded Funds rather than the MGIB Ratchet Base and MGIB Rollup Base allocated to Excluded Funds.  This means that the amount on which you pay charges for the MGIB rider may be higher than the amount used to calculate your benefit under the MGIB rider.

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For purposes of the MGIB Rider, “eligible premiums” are those premiums and related Premium Credits added more than five years before the earliest MGIB Date.  This means that, generally, premiums and related Premium Credits must be paid within five years of purchasing the MGIB rider to be considered eligible premiums.  Premiums and Premium Credits paid after that are not eligible premiums.

Calculation of the Maximum MGIB Rollup Base.  The Maximum MGIB Rollup Base is 250% of eligible premiums and Premium Credits adjusted proportionally for withdrawals.  This means that the Maximum MGIB Rollup Base is reduced for withdrawals by the same proportion that the withdrawal reduces the Contract Value.  The Maximum MGIB Rollup Base is not allocated by Fund category.  If the version of the MGIB rider described in this section is not available in your state, you may receive a version of the MGIB rider that defines the Maximum MGIB Rollup Base as 300% of eligible premiums and Premium Credits adjusted proportionally for withdrawals.

Calculation of the MGIB Rollup Base The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums and Premium Credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect.  The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for  subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.  The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges.  It is not included in the MGIB Rollup Base used to determine benefits.

The MGIB Rate is currently 6% (7% if this rider was purchased before May 1, 2009).  The MGIB Rate is an annual effective rate.  The MGIB Rate will not change for those Contracts that have purchased the MGIB rider.

Withdrawals reduce each MGIB Rollup Base proportionally.  The percentage reduction in the MGIB Rollup Base for each Fund category (i.e., Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal (including surrender charge and Market Value Adjustment).  This means that the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds or the MGIB Rollup Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the Contract Value allocated to Covered Funds, Special Funds or Excluded Funds.  For example, if the Contract Value in Covered Funds is reduced by 25% as the result of a withdrawal (including surrender charge and Market Value Adjustment), the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds, Special Funds and Excluded Funds, net transfers from a Fund category will reduce the applicable MGIB Rollup Base for that Fund proportionally.  This means a reduction by the same percentage as the transfer bears to the Contract Value in the Fund category.  For example, if the Contract Value in Covered Funds is $1,000 and the transfer from Covered Funds to Excluded Funds is $250, then the Contract Value in Covered Funds is reduced by 25%.  In a case where the MGIB Rollup Base for Covered Funds is $1,200, the MGIB Rollup Base for Covered Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250.  In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Rollup Base for Covered Funds, or $300.

In a case where the MGIB Rollup Base for Covered Funds is greater than the Contract Value in Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer.  A higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider.  This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

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Net transfers from Excluded Funds will also reduce the MGIB Rollup Base for Excluded Funds proportionally.  But, the resulting increase in the MGIB Rollup Base for Covered Funds or Special Funds, as applicable, will equal the lesser of the Contract Value transferred and the reduction in the MGIB Rollup Base for Excluded Funds.  What this means is if in the previous example the transfer was from Excluded Funds to Covered Funds, there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the Fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the Contract Value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base.  The MGIB Charge Base calculation is instead based on the MGIB Rollup Base for Excluded Funds.  As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced.  The net effect of this transfer is that you pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

Calculation of the MGIB Ratchet Bases.  The MGIB Ratchet Base for Covered Funds and Special Funds equals:
•	On the rider effective date, eligible premiums plus Premium Credits or the Contract Value (if the rider is added after the Contract Date,) allocated to Covered Funds and Special Funds.
•	On each Contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:
	o	The current Contract Value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and
o
The MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior Contract anniversary, adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

For Contracts with the MGIB rider purchased before January 12, 2009, the MGIB Ratchet Base for Covered Funds and Special Funds is recalculated on each quarterly Contract anniversary prior to attainment of age 90.

•
At other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the corresponding MGIB Ratchet Base from the prior Contract anniversary (the prior quarterly Contract anniversary for Contracts with the MGIB rider purchased before January 12, 2009), adjusted for additional eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to Excluded Funds.  The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and MGIB rider charges.  It is not included in the MGIB Ratchet Base used to determine benefits.

Withdrawals reduce each MGIB Ratchet Base proportionally.  The percentage reduction in the MGIB Ratchet Base for each Fund category (i.e., Covered Funds and Special Funds or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal (including surrender charges and Market Value Adjustment).  This means that the MGIB Ratchet Base for Covered Funds and Special Funds or the MGIB Ratchet Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal (including surrender charges and Market Value Adjustment) reduces the Contract Value allocated to Covered Funds and Special Funds or Excluded Funds.  For example, if the Contract Value in Covered Funds and Special Funds is reduced by 25% as the result of a withdrawal (including surrender charges and Market Value Adjustment), the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds or Special Funds and Excluded Funds net transfers will reduce the MGIB Ratchet Base for Covered Funds and Special Funds proportionally.  This means a reduction by the same percentage as the transfer bears to the Contract Value in Covered Funds and Special Funds.  For example, if the Contract Value in Covered Funds and Special Funds is $1,000 and a transfer from Covered Funds or Special Funds to Excluded Funds is $250, then the Contract Value in Covered Funds and Special Funds is reduced by 25%.  In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is $1,200, the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250.  In addition, the MGIB Ratchet Base for Excluded Funds is increased by the reduction in the MGIB Ratchet Base for Covered Funds and Special Funds, or $300.

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In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is greater than the Contract Value in Covered Funds and Special Funds, a transfer from Covered Funds and Special Funds will result in the MGIB Ratchet Base for Covered Funds and Special Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer.  A higher reduction to the MGIB Ratchet Base for Covered Funds and Special Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider.  This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Ratchet Base for Excluded Funds proportionally.  But, the resulting increase in the MGIB Ratchet Base for Covered Funds and Special Funds will equal the lesser of the Contract Value transferred and the reduction in the MGIB Ratchet Base for Excluded Funds.  What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the Fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the Contract Value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base.  The MGIB Charge Base calculation is instead based on the MGIB Ratchet Base for Excluded Funds.  As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced.  The net effect of this transfer: you pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

MGIB Date.  Your MGIB Date is the next Contract anniversary occurring after the date when you decide to exercise your right to annuitize under the MGIB rider, or any other special exercise date that we may make available upon prior written notice.

MGIB Annuity Income.  Ordinarily, the amount of income that will be available to you on the Annuity Start Date is based on your Contract Value, the annuity option you selected and the guaranteed income factors or the income factors in effect on the date you annuitize.  If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:
•
Your annuity income based on your Contract Value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX B) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

•
Your annuity income based on your Contract Value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX B) applied to the then-current income factors in effect for the annuity option you selected; and

•
The MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected.  Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any surrender charge, premium tax recovery and Market Value Adjustment (see APPENDIX B) that would otherwise apply at annuitization.

MGIB Income Factors.  The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed income factors found in your Contract.  Although the minimum income provided under the rider can be determined in advance, the Contract Value in the future is unknown, so the income provided under a Contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider.  Generally, the income calculated under the MGIB rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base is sufficiently in excess of the Contract Value to offset the additional conservatism reflected in the MGIB rider’s income factors compared to those in the Contract.  The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract.  The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance.  If the Contract Value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider.

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MGIB Annuity Options.  Prior to your latest Annuity Start Date, you may choose to exercise your right to receive payments under the MGIB rider.  Payments under the rider begin on the MGIB Date.  The MGIB must be exercised in the 30-day period prior to any Contract anniversary.  At your request, the Company may in its discretion extend the latest Contract Annuity Start Date without extending the MGIB Date.  The following are the MGIB annuity options available under the MGIB rider:
•	Income for life (single life or joint life with 100% survivor) and a fixed period;
•	Income for a fixed period; and
•	Any other annuity option offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Available MGIB Annuity Options and/or fixed period durations may vary depending on whether the Contract is qualified or non-qualified.   Also, once annuity payments start it may be necessary to modify the amount and/or durations of any remaining payments following your death in order to comply with the Tax Code.   See FEDERAL TAX CONSIDERATIONS.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB rider.  This option may only be exercised in the 30 day period prior to a Contract anniversary.  The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in this prospectus.  The Contract Value will be reduced proportionally.  Any additional exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value.  The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize remaining value under the Contract without regard to the MGIB rider.  The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting Contract and MGIB rider values.  This means the Contract and MGIB rider values will be adjusted proportionally.  See “Calculation of the Maximum MGIB Rollup Base”, “Calculation of the MGIB Rollup Base” and “Calculation of the MGIB Ratchet Bases” above.  Surrender charges will apply to amounts applied to partial annuitization.

Notification.  On or before 30 days prior to each possible MGIB Date, we will provide you with a notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it.  We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

Change of Owner and Annuitant.  The MGIB rider will terminate upon a change of ownership unless the change is due to spousal continuation at the time of the owner’s death.  Once you purchase the MGIB rider, the Annuitant may not be changed except when an Annuitant who is not a Contract Owner dies prior to annuitization.  In such a case, a new Annuitant may be named in accordance with the provisions of your Contract.  The MGIB Benefit Base is unaffected and continues to accumulate.

Death of Owner.  The MGIB rider and the MGIB rider charges automatically terminate if you die during the accumulation phase (first owner to die if there are joint owners, or at death of the Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract.  The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factors.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above.  Annuitizing using the MGIB rider may result in a more favorable stream of annuity payments and different tax consequences under your Contract.  Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract Value to the Contract’s applicable annuity factors.  You should consider all of your options at the time you begin the income phase of your Contract.

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Minimum Guaranteed Accumulation Benefit Rider (“MGAB rider”)

The MGAB rider is an optional benefit which provides you with a Minimum Guaranteed Accumulation Benefit (“MGAB”) intended to guarantee a minimum Contract Value at the end of a specified waiting period.  The MGAB rider adds is a one-time adjustment to your Contract Value if your Contract Value on the MGAB Date is less than the MGAB Base.  The MGAB rider thereby offers you protection if your Contract has lost value at the end of the waiting period that you elected.  There is a separate charge for the MGAB rider.  For a discussion of the charges we deduct under the MGAB rider, see “CHARGES AND FEES – Optional Rider Charges.”

There were two waiting periods you could choose from when you purchased the MGAB rider: a 10-year and a 20 year waiting period,  A MGAB rider with a 10-year waiting period guarantees that other than for allocations to Excluded Funds and certain transfers, your Contract Value on the MGAB Date will at least equal your eligible premium payments and Premium Credits, reduced proportionally for withdrawals.  Transfers made within three years prior to the MGAB Date will also reduce the MGAB Base proportionally. The MGAB rider with a 20-year waiting period guarantees that other than for allocations to Special Funds or Excluded Funds, your Contract Value on the MGAB Date will at least equal two times your eligible premiums and Premium Credits, reduced proportionally for withdrawals and reduced for transfers made within three years prior to the MGAB Date.  If you add the 20-year option rider after the Contract Date, any payment of premiums after the rider effective date, and/or investments in the Special Funds or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

Rider Effective Date.  The rider effective date is the date the MGAB rider becomes effective.  The rider effective date is also the Contract Date if you purchased the rider when the Contract was issued.

The MGAB Date.  We calculate your MGAB in the MGAB Date.  If you purchased the MGAB rider on the Contract Date or added the MGAB rider within 30 days following the Contract Date, the MGAB Date is your tenth Contract anniversary for the 10-year waiting period or twentieth Contract anniversary for the 20-year waiting period.  If you added the MGAB rider during the 30-day period preceding your first Contract anniversary, your MGAB Date will be the first Contract anniversary occurring ten years after (for the 10-year waiting period) or 20 years after (for the 20-year waiting period) after the rider effective date.

To calculate your MGAB:

•	We first calculate your MGAB Base (see below):
•
We then subtract your Contract Value on the MGAB Date from your aggregate MGAB Base.  The Contract Value that we subtract includes both the Contract Value in the Subaccounts in which you are invested and the Contract Value in your Fixed Interest Options, if any; and

•
Any positive difference is your MGAB.  If there is a MGAB, we will automatically credit it on the MGAB Date to the Subaccounts in which you are invested proportionally based on the proportion of your Contract Value in the Subaccounts on that date.  If you do not have an investment in any Subaccount on the MGAB Date, we will allocate the MGAB to the Voya Government Liquid Assets Subaccount on your behalf.  After we credit the MGAB, the amount of your annuity income, Cash Surrender Value and death benefits will reflect the crediting of the MGAB to your Contract Value to the extent the Contract Value is used to determine such values.

MGAB Base.  When calculating your MGAB we first determine your MGAB Base.  The MGAB Base is only a calculation used to determine the MGAB. It does not represent a Contract Value, nor does it guarantee performance of the Subaccounts in which you are invested.  It is also not used in determining the amount of your annuity income, Cash Surrender Value and death benefits.

The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of eligible premium and Premium Credits (or Contract Value), subsequently allocated eligible premiums and Premium Credits, withdrawals and transfers. Contract Value is used as the initial value if the MGAB rider is added after the Contract Date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

•	The MGAB Base allocated to Covered Funds;
•	The MGAB Base allocated to Special Funds; and
•	The lesser of the Contract Value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

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No investment options are currently designated as Special Funds for the 10-year MGAB. The following investment options are designated as Special Funds for the 20-year MGAB:

•	The Voya Government Liquid Assets Portfolio;
•	The Voya Intermediate Bond Portfolio; and
•	The Fixed Interest Option.

No investment options are currently designated as Excluded Funds.

The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums and Premium Credits, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the 10-year MGAB and 3.53% for the 20-year MGAB.

The MGAB Base for Special Funds equals the allocated eligible premiums and Premium Credits, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the 10-year or 20-year MGAB.

If you purchased the MGAB rider after the Contract Date, your MGAB Base equals your allocated Contract Value, plus premiums and Premium Credits added during the two-year period after your Rider Date, accumulated at the appropriate MGAB rate described above, and adjusted for Withdrawals and transfers.

Eligible premiums and Premium Credits are those received during the first two years after the rider effective date.  Any additional premiums and Premium Credits added after the second rider anniversary are not included in the MGAB Base.

MGAB Charge Base.  We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums and Premium Credits, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all Fund categories.

Adjustments to the MGAB Base and MGAB Charge Base.  Withdrawals reduce the MGAB Base and MGAB Charge Base proportionally. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded Funds) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal.

Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds proportionally. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within three years of the MGAB Date.

Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds proportionally.  The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the Contract Value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

Any transfer within three years of the MGAB Date (regardless of the category of the Funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, proportionally, based on the percentage of Contract Value transferred, without any corresponding increase.

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Cancellation.  If you elected the 20-year waiting period, you have a one-time right to cancel the MGAB rider on your first Contract anniversary that is at least ten years after the rider effective date. If you purchased the MGAB rider during the 30-day period following the Contract Date, your one-time right to cancel the rider occurs on the tenth anniversary of your Contract Date.  To cancel, you need to send written notice to Customer Service at least 30 days before such anniversary date.  If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess proportionally the portion of the MGAB rider charge for the current quarter.

Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

Minimum Guaranteed Withdrawal Benefit Rider (“MGWB rider”)

Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB Rider is an Optional Benefit which guarantees that if your Contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two Contract Years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any Contract Year may not exceed 7% of your adjusted Eligible Payment Amount. If your Contract Value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. The charge for this version of the MGWB Rider is deducted quarterly of the original Eligible Payment Amount:
Maximum Annual Charge	Current Annual Charge
1.00%	0.65%

For contracts issued with a prior version of this MGWB rider, the current charge is 0.50%.  For a further discussion of the charges we deduct under the MGWB rider, see “Optional Rider Charges.”  Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:
•	If you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or
•
If you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

Once issued the rider may not be cancelled.

The MGWB Withdrawal Account. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a Contract Value, nor does it guarantee performance of the Subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is tracked separately for Special and Non-Special Funds (if applicable*) and adjusted for any withdrawals and transfers between Special and Non-Special Funds. Periodic Payments will reduce the MGWB Withdrawal Account by the dollar amount of the withdrawal.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Special and non-Non-Special Funds.  The MGWB Withdrawal Account equals the sum of:
•	The MGWB Withdrawal Account allocated to Non-Special Funds, if any; and,
•	The lesser of:
o The Eligible Payment Amount allocated to Special Funds, if any; and
o The Contract Value in the Special Funds, if any.

Thus, investing in the Special Funds may limit the MGWB Withdrawal Account.   However, the MGWB Withdrawal Account is also subject to a “floor”, discussed later, which may partially offset the effects of investing in Special Funds.

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Fund Categories.   The pre-2000 MGWB rider has no Fund categorization.  The 2001 MGWB rider categorizes Funds as Non-Special or Special.  The 2003 MGWB rider refers to Non-Special Funds as Covered Funds and Special Funds as Excluded Funds. The Fixed Interest Options are the only investment options currently designated as Special Funds for purposes of calculating the MGWB Withdrawal Account.  Non-Special or Covered Funds are any investment options not designated as Special Funds.

Depending on the version of your rider, withdrawals may impact your MGWB Withdrawal Account differently.  For some versions, withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal.  For other versions, withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your Contract Value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net Contract Value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

The floor for your MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your Contract Value is zero.

If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your Contract Value is greater than zero. See the “Withdrawals” Section for more information. Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:
•	Your Contract Value is greater than zero;
•	Your MGWB Withdrawal Account or the floor is greater than zero;
•	Your latest allowable Annuity Start Date has not been reached;
•	You have not elected to annuitize your Contract; and
•	You have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract, or surrendered the Contract.

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Any  Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your Contract Value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:
•	Your MGWB Withdrawal Account or the floor is greater than zero;
•	Your latest allowable Annuity Start Date has not been reached;
•	You have not elected to annuitize your Contract; and
•	You have not died, changed the ownership of the Contract, or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next Contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of:
•	Your Contract’s latest Annuity Start Date,
•	The death of the Contract Owner; or
•	Until your MGWB Withdrawal Account is exhausted

We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your Contract Value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of:
•	Payment of all MGWB periodic payments and payment of the Commuted Value (defined below) or
•	The Contract Owner’s death.

On the Contract’s latest Annuity Start Date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your Annuity Start Date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

Death Benefit During Automatic Periodic Benefit Status. Depending on the version of the rider, the death benefit payable during Automatic Periodic Benefit Status may vary.  For some versions, it also could have varied based on the base Contract Death Benefit elected.  For certain rider versions, if you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the Death Benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the Death Benefit during the Automatic Periodic Benefit Status, we deem your Contract Value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the Death Benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account, which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected Death Benefit option.  For other versions of the base Contract Death Benefit and other versions of the MGWB rider, the death benefit payable while in Automatic Periodic Benefit Status will be the MGWB Withdrawal Account.

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FEDERAL TAX CONSIDERATIONS

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes.  This section discusses our understanding of current federal income tax laws affecting the Contract.  The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain.  You should keep the following in mind when reading this section:
•	Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;
•
This section addresses some, but not all, applicable federal income tax rules related to owning, making elections and/or initiating transactions under the Contract and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•	We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

You should consult with a qualified tax and/or legal adviser before making elections or initiating transactions under the Contract.   When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice.  No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary.  You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts: Nonqualified or Qualified

The Contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified Contracts) or on a tax-qualified basis (qualified Contracts).

Nonqualified Contracts.  Nonqualified Contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans.  You may not deduct the amount of your premium payments to a nonqualified Contract.  Rather, nonqualified Contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts.  Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457(b) of the Tax Code.  Qualified Contracts may also be offered in connection with deferred compensation plans under Tax Code Section 457(f).  Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

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Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General.  Tax Code Section 72 governs the federal income taxation of annuities in general.  We believe that if you are a natural person (in other words, an individual), you will generally not be taxed on increases in the value of a nonqualified Contract until a distribution occurs or until annuity payments begin.  This assumes that the Contract will qualify as an annuity contract for federal income tax purposes.  In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:
•
Diversification.  Tax Code Section 817(h) requires that in a nonqualified Contract the investments of the Funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law.  The separate account, through the Funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the Funds’ assets may be invested.  If it is determined, however, that your Contract does not satisfy the applicable diversification requirements because a Subaccount’s corresponding Fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such requirements, and we reserve the right to modify your Contract as necessary to do so;

•
Investor Control.  Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets.  In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.  Future guidance regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing Contracts.  The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;

•
Required Distributions.  In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires a nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death.  The nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued.  When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them, if necessary, to assure that they comply with the applicable requirements;

•
Non-Natural Owners of a Nonqualified Contract.  If the owner of the Contract is not a natural person (in other words, is not an individual), a nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the Contract for the taxable year is currently taxable as ordinary income.  Income on the Contract is any increase in the contract value over the “investment in the Contract” (generally, the premium payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year.  There are some exceptions to this rule and a non-natural owner should consult with a tax and/or legal adviser before purchasing the Contract.  When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner for purposes of the required distribution rules described above; and

•
Delayed Annuity Starting Date.  If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g. after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes.  In that event, the income and gains under the Contract could be currently includible in your income.

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Taxation of Distributions

General.  When a withdrawal from a nonqualified Contract occurs before the Contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the Contract at that time.  A Market Value Adjustment, if applicable, could increase the contract value.  Investment in the Contract is generally equal to the amount of all premium payments to the Contract, plus amounts previously included in your gross income as the result of certain loans, if available, collateral assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the Contract.

10% Additional Tax.  A distribution from a nonqualified Contract may be subject to a n additional tax equal to 10% of the amount treated as income.  In general, however, there is no additional tax on distributions:
•	Made on or after the taxpayer reaches age 59½;
•	Made on or after the death of a Contract Owner (or the primary Annuitant if the Contract Owner is a non-natural person);
•	Attributable to the taxpayer becoming disabled as defined in the Tax Code;
•
Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•	The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% additional tax does not apply to distributions from a nonqualified Contract that is a n immediate annuity as defined in the Tax Code.  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.  A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges.  Section 1035 of the Tax Code permits the exchange of a life insurance, endowment, or annuity contract for an annuity contract on a tax-free basis.  In such instance, the “investment in the contract” in the old contract will generally carry over to the new contract.  You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of an annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:
•	First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the Contract;
•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
•	Then, from any “income on the contract” attributable to investments made after August 13, 1982; and
•	Lastly, from any remaining “investment in the contract” made after August 13, 1982.

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange.  Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange.  If the partial exchange is retroactively negated, the amount exchanged from the original contract may be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to a  10% additional tax.  We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, reports or recognizes a partial exchange.  We strongly advise you to discuss any proposed 1035 exchange or distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

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Taxation of Annuity Payments.  Although tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income.  The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start.  Once your investment in the Contract has been fully recovered, however, the full amount of each additional annuity payment is subject to tax as ordinary income.

Annuity Contracts that are partially annuitized are treated as separate contracts with their own annuity starting date and exclusion ratio.  Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity Contract, provided that annuity payments are made for a period of ten years or more or for life.  Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits.  Subject to the Tax Code section 72(s), as applicable, amounts may be distributed from a nonqualified Contract because of your death or the death of the annuitant.  Different distribution requirements apply if your death occurs:
•	On or a fter you begin receiving annuity payments under the Contract; or
•	Before you begin receiving such distributions.

If your death occurs on or after you begin receiving annuity payments, any remaining distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death.  For example, if you die on September 1, 2020, your entire balance must be distributed by August 31, 2025.  However, if distributions begin within one year of your death to a designated beneficiary , then payments may be made over one of the following timeframes:
•	Over the life of the designated beneficiary; or
•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new contract owner.  For this purpose, a “designated beneficiary” is an individual designated as beneficiary by the owner. If the contract owner is a non-natural person and the primary annuitant dies or is changed, the same rules apply as outlined above for the death of the contract owner.

Generally, amounts distributed from a Contract because of your death or the death of the annuitant prior to the time annuity payments begin are includible in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or
•	If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

If the death occurs after annuity payments begin, a guaranteed period exists under the annuity option selected, and the annuitant dies before the end of that period, payments made for the remainder of that period are includible in income as follows:
•	If distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time; or
•
If distributed in accordance with the existing annuity option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Some Contracts offer a Death Benefit that may exceed the greater of the premium payments and the contract value.  Certain charges are imposed with respect to these Death Benefits.  It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

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Collateral Assignments, Pledges, Gratuitous Transfers and Other Issues.  A pledge or collateral assignment (or agreement to pledge or collaterally assign) any portion of the contract value of a nonqualified Contract is treated as a distribution of such amount or portion.  If the entire contract value is pledged or collaterally assigned, additional increases in the contract value are also treated as distributions for as long as the pledge or collateral assignment remains in place.  The investment in the Contract is increased by the amount includible in income with respect to such pledge or collateral assignment, though it is not affected by any other aspect of the pledge or collateral assignment (including its release).

If an owner transfers a nonqualified Contract without adequate consideration (a gratuitous transfer) to a person other than the owner’s spouse (or to a former spouse incident to a divorce), the owner must include in income the difference between the “cash surrender value” and the investment in the Contract at the time of the transfer.  In such case, the transferee’s investment in the Contract will be increased to reflect the amount that is included in the transferor’s income.  The exceptions for transfers to an owner’s spouse or former spouse are limited to individuals who are treated as spouses under federal law.

The designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein.

Anyone contemplating any pledges, collateral assignments, gratuitous transfers, or other designations, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Multiple Contracts.  Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e).  In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Net Investment Income Tax.  A net investment income tax of 3.8% will apply to some types of investment income.  This tax will apply to all taxable distributions from nonqualified contracts.  This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

Withholding.  We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld.  Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect or if payment is made outside of the U.S. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages.  In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments.  Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  In some states, you may elect out of state withholding, even if federal withholding applies.  If you need more information concerning a particular state or any required forms, please contact Customer Service.

If the payee is a non-resident alien, then U.S. federal withholding on taxable distributions will generally be at a 30% rate, unless a lower tax treaty rate applies.  We may require additional documentation prior to processing any requested transaction.

If the payee of a distribution from the Contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Tax Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the Contract or the distribution.  The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract.

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Taxation of Qualified Contracts

Temporary Rules under the CARES Act.  O n March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which includes temporary relief during 2020 from certain of the tax rules applicable to IRAs and qualified plans.  For example, the CARES Act modified the required minimum distribution rules for 2020 and provided more favorable tax treatment for certain qualified “coronavirus-related distributions” in 2020.  Some of this temporary relief may continue to impact federal income taxes for years after 2020.  You should consult with a tax and/or legal adviser to determine if any CARES Act relief you may have received affects your taxes for years after 2020 .

Eligible Retirement Plans and Programs

The Contract may have been purchased with the following retirement plans and programs to accumulate retirement savings:
•
Sections 401(a), 401(k) and 403(a) Plans.  Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;

•
403(b) Plans.  Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement;

•
Individual Retirement Annuities (“IRA”) and Roth IRA.  Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”).  Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees.  Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions.  Sales of the Contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS.  The IRS has not reviewed the Contract described in this prospectus for qualification as an IRA or Roth IRA, as applicable, and has not addressed, in a ruling of general applicability, whether the Contract’s Death Benefit provisions comply with IRA or Roth IRA, as applicable, qualification requirements; and

•
457 Plans.  Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees.  These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers).  A 457 plan may be either a 457(b) plan or a 457(f) plan.  Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations).  Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account.  There is no further information specific to 457 plans in this prospectus.

The Company may offer or may have offered the Contract for use with certain other types of plans.  Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for IRAs.  IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.  Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.  Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA.

Distributions from SIMPLE IRAs made within two years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

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Special Considerations for Roth IRAs.  Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute.  Roth IRA contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, IRA or eligible plan.  Individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA.  Such rollovers and conversions are subject to tax, and other special rules may apply.  A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

A 10% penalty tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.  Sales of a Contract for use with a Roth IRA may be subject to special requirements of the IRS.

Limits on IRA and Roth IRA Rollovers.   You may roll over a distribution from an IRA to an IRA only once in any 12 month period.  You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution during the preceding one-year period.  This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs effectively treating them as one IRA for purposes of this limit.  Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs.  Please consult your own tax and/or legal adviser if you have additional questions about these rules.
Taxation

The tax rules applicable to qualified Contracts vary according to the type of qualified Contract and the specific terms and conditions of the qualified Contract and the terms and conditions of the qualified plan or program.  The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on income phase (i.e. annuity) payments from a qualified Contract, depends upon the type of qualified Contract or program as well as your particular facts and circumstances.  Special favorable tax treatment may be available for certain types of contributions and distributions.  In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Certain other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus.  No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs.  Contract Owners, sponsoring employers, participants, annuitants and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract.  The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract unless we consent in writing.

Contract Owners, sponsoring employers, participants, annuitants and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.  Therefore, you should seek tax and/or legal advice regarding the suitability of the Contract for your particular situation.  The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

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Tax Deferral.  Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.  However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself.  Annuities do provide other features and benefits (such as the guaranteed Death Benefit or the option of lifetime income phase options at established rates) that may be valuable to you.  You should discuss your alternatives with a qualified agent/registered representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code.  We provide general information on these requirements for certain plans and programs below.  You should consult with a tax and/or legal adviser in connection with contributions to a qualified Contract.

401(a), 401(k), 403(a) and 403(b) Plans.  The total annual contributions (including pre-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $ 61 ,000 (20 22 ).  Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 ,   132(f)(4), or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf.  An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $ 20 ,500 (2022).  Contribution limits are subject to annual adjustments for cost-of-living increases.  Your own limit may be higher or lower, depending upon certain conditions.

Contributions and premium payments to your account(s) will generally be excluded from your gross income unless contributed to a designated Roth account in the plan .

Catch-up Contributions.  Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k) or 403(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount not to exceed the lesser of:
•	$6,500 (2022); and
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Traditional and Roth IRAs.  You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year.  For 2022 , the contribution to your traditional IRA generally cannot exceed the lesser of $6,000 or your taxable compensation.  If you are age 50 or older, you can make an additional catch-up contribution of $1,000.  Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year.  For 2022 , the contribution to a Roth IRA cannot exceed the lesser of $6,000 or your taxable compensation.  If you are age 50 or older, you can make an additional catch up contribution of $1,000.  The amount you can contribute to a Roth IRA is reduced by the amount of any contributions you make to an individual retirement plan for your benefit (not including SEPs or SIMPLE IRAs).  Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status.  Contributions to a Roth IRA are not deductible.

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Distributions − General

Certain tax rules apply to distributions from the Contract.  A distribution is any amount taken from a Contract including withdrawals, income phase (i.e. annuity) payments and Death Benefit proceeds.  If a portion of a distribution is taxable, the distribution will be reported to the IRS.

Section 401(a), 401(k), 403(a) and 403(b) Plans.  Distributions from these plans are taxed as received unless one of the following is true:
•
The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•
You made after-tax contributions to the plan.  In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code;
•   The distribution is a qualified distribution from a designated Roth account; or

•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
•
Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal; or
•	Otherwise recognized under applicable regulations as not eligible for rollover.

Traditional IRAs.  All distributions from a traditional IRA are generally taxed as received unless either one of the following is true:
•	The distribution is directly transferred or rolled over within 60 days to another traditional IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
•	You made after-tax contributions to the traditional IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax.  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k), 403(a) or 403(b) plan (collectively, qualified plans).  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a traditional or Roth IRA.

Exceptions to the 10% additional tax apply if:
•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is a qualified birth or adoption distribution;
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters; or
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemize deductions).

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Additional exceptions may apply to distributions from a traditional or Roth IRA if:
•
The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the join lives (or joint life expectancies) of you and your designated beneficiary;

•	The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);
•	The distributions are not more than your qualified higher education expenses; or
•	You use the distribution to buy, build or rebuild a first home.

Additional exceptions may apply to distributions from a qualified plan if:
•	You have separated from service with the plan sponsor at or after age 55;
•	You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;
•
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary; or

•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Roth IRAs.  A qualified distribution from a Roth IRA is not includible in gross income.  A qualified distribution from a Roth IRA is a payment or distribution that meets the following two requirements:
•	It is made after the five-year period beginning with the first taxable year for which a contribution was made to any Roth IRA established for the benefit of the owner; and
•	It is:
	o	Made on or after the date on which the owner attains age 59½;
	o	Made to a beneficiary (or to the estate of the owner) on or after the death of the owner;
	o	Attributable to the owner being disabled (within the meaning of the Tax Code); or
	o	A qualified first-time homebuyer distribution (within the meaning of the Tax Code).

If a payment or a distribution from a Roth IRA  is not a qualified distribution, the portion allocable to earnings is includible in gross income and may be subject to the additional 10% additional tax discussed above.

Special ordering rules apply for purposes of determining the taxable portion of a payment or distribution from a Roth account under a qualified plan .

Distributions − Eligibility

Distributions generally may occur only upon the occurrence of certain events.  The terms of your 401(a), 401(k), 403(a) or 403(b) plan will govern when you are eligible to take a distribution from the plan.  The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

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401(a) Pension Plans.  Subject to the terms of your 401(a) pension plan, distributions generally may occur only upon:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 59 ½; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans.  Subject to the term s of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, generally may occur only upon:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	The birth or adoption of the child;
•	Financial hardship;
•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations, or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans.  Subject to the terms of your 403(b) Contract, distribution of certain salary reduction contributions and earnings generally may occur only upon:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	The birth or adoption of the child;
•	Financial hardship (contributions only);
•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations, or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions that generally apply to 403(b)(7) accounts under the Tax Code.

Before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise, that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

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Lifetime Required Minimum Distributions (401(a), 401(k), 403(a), 403(b) and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code.  These rules dictate the following:
•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.

Start Date.  Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:
•
Under 401(a), 401(k), 403(a), or 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1 1949); or

•
Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986.  In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75.  However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period.  You must receive distributions from the Contract over a period not extending beyond one of the following time periods:
•	Over your life or the joint lives of you and your designated beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts.  The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9).  Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable denominator .  The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed Death Benefits and any optional living benefit.

If you choose to take some or all of your RMDs in the form of annuity payments rather than withdrawals, the payments may be made over your life, your life and the life of your designated beneficiary, for a certain period, or for life with or without a period certain.  If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made might need to be accelerated at the end of the maximum allowed period (or otherwise modified after your death if permitted under federal tax law and by the Company) in order to comply with the post-death distribution requirements (described below).

50% Excise Tax.  If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.  In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs.  Required minimum distributions are not applicable to Roth IRAs during your lifetime.  Required minimum distributions during your lifetime are applicable to designated Roth accounts under 401(k) and 403(b) plans.  Further information regarding required minimum distributions may be found in your Contract.

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Required Distributions upon Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs)

Upon your death under a qualified Contract, any remaining interest must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code.   The Death Benefit provisions of your qualified Contract shall be interpreted to comply with those requirements.   The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020.  The post-death distribution requirements under prior law continue to apply in certain circumstances.

Death before your required beginning date .  In general, if you die before your required beginning date, and you have a designated beneficiary, any remaining interest in your Contract must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the IRA owner or an employee-annuitant.  An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you.  An EDB (other than a minor child) can generally stretch distributions over their life or life expectancy if payments begin within a year of your death and continuing over the EDB’s remaining life expectancy after the EDB’s death.  Special rules apply to EDBs who are minors and beneficiaries that are not individuals.

Death on or after your required beginning date .  In general, if you die on or after your required beginning date, and you have a designated beneficiary who is not an EDB, any remaining interest in your Contract must continue to be distributed over the longer of your remaining life expectancy and your beneficiary’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of your death.  If your beneficiary is an EDB (other than a minor child), distributions must continue over the longer of your remaining life expectancy and the EDB’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of the EDB’s death.  Special rules apply to EDBs who are minors, EDBs who are older than the Owner, and beneficiaries that are not individuals.

Spousal continuation . If your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after their death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

Certain transition rules may apply.   Please consult your tax adviser.
The minimum distribution requirements are complex and unclear in numerous respects.   T he manner in which these requirements will apply will depend on your particular facts and circumstances.   You should consult a professional tax adviser for tax advice as to your particular situation .

Withholding

In general, the withholding rules described above for nonqualified Contracts also apply to Qualified Contract s .  In addition, special withholding rules apply to eligible rollover distributions from 401(a), 401(k), 403(a) and 403(b) plans.

401(a), 401(k), 403(a) and 403(b) Plans.  Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding.  However, mandatory withholding will not be required if you elect a direct rollover of the distribution to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

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Assignment and Other Transfers

401(a), 401(k), 403(a) and 403(b) Plans.  Your beneficial interest in the Contract may not be assigned or transferred to persons other than:
•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);
•	The Company as collateral for a loan, if available; or
•	The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs.  The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances.  Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce.  Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Living Benefits and Enhanced Death Benefits

Living Benefits.  Except as otherwise noted below, when a full or partial withdrawal from a Contract occurs under a LifePay Plus or Joint LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the Contract at that time.

Investment in the Contract is generally equal to the amount of all contributions to the Contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans (if available), assignments, or gifts, less the aggregate amount of non-taxable distributions previously made.  The income on the Contract for purposes of calculating the taxable amount of a distribution may be unclear.  For example, the living benefits provided under the LifePay Plus or Joint LifePay Plus rider, as well as any applicable Market Value Adjustment, could increase the contract value that applies.  Thus, the income on the Contract could be higher than the amount of income that would be determined without regard to such a benefit.  As a result, you could have higher amounts of income than will be reported to you.  In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.  Please consult your tax and/or legal adviser about the tax consequences of living benefits.

Payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the LifePay Plus or Joint LifePay Plus rider are designed to be treated as annuity payments for withholding and tax reporting purposes.  A portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income.  The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when your payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer start.  Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the LifePay Plus or Joint LifePay Plus rider, causing a proportional reduction of the LifePay Plus Base and Maximum Annual Withdrawal.  This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments.  Once your investment in the Contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to tax as ordinary income.

For qualified Contracts issued with a LifePay Plus or Joint LifePay Plus rider it is possible that the Death Benefit could raise an issue under the “minimum income threshold test” described in Treasury Reg.  section 1.401(a)(9)-6 as the Death Benefit under these riders could be viewed as providing an increasing benefit.   Please consult your legal and/or tax adviser about the tax consequences of living benefits Death Benefits.

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Enhanced Death Benefits.  The Contract offers a Death Benefit that may exceed the greater of premium payments and the contract value.  It is possible that the IRS could characterize such a Death Benefit as other than an incidental Death Benefit, which may result in currently taxable income and could affect the amount of required minimum distributions.  Additionally, because certain charges are imposed with respect to some of the available Death Benefits it is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.  Please consult your legal and/or tax adviser about the tax consequences of enhanced Death Benefits.

Same-Sex Marriages

If allowed under the requirements of the Tax Code, the Contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s Death Benefit and any joint-life coverage under a living benefit.  All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile.  As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract.  Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings, and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means.  It is also possible that any change could be retroactive (that is, effective before the date of the change).  You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code.  The separate account is not a separate entity from us.  Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Contracts.  Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts.  In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the Separate Account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes.  However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account.  In this case we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes.  We may deduct this amount from the separate account, including from your contract value invested in the Subaccounts.

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OTHER INFORMATION

Reports to Contract Owners

We confirm purchase, transfer and withdrawal transactions usually within five business days of processing.  We may also send you a quarterly report within 31 days after the end of each calendar quarter.  The report will show the Contract Value, Cash Surrender Value, and the Death Benefit as of the end of the calendar quarter.  The report will also show the allocation of your Contract Value and reflects the amounts deducted from or added to the Contract Value.  You have 30 days to notify Customer Service of any errors or discrepancies.  We will notify you when any shareholder reports of the Funds in which Separate Account B invests are available.  We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment of benefits or processing these transactions beyond the seven permitted days, under any of the following circumstances:
•	On any business day when the NYSE is closed (except customary weekend and holiday closings);
•	When an emergency exists as determined by the SEC; or
•	During any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a nonqualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment.  An assignment likely has federal tax consequences.  You should consult a tax adviser for tax advice.  You must give us satisfactory written notice to Customer Service in order to make or release an assignment.  We are not responsible for the validity of any assignment.

Contract Changes – Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law and to conform to applicable laws or governmental regulations.  We will give you advance notice of such changes.

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Free Look

When you purchased the Contract, you had the right to cancel your Contract within your ten-day free look period.  We deemed the free look period to expire 15 days after we mailed the Contract to you.  Some states may have required a longer free look period.  Those that cancelled their Contracts during the free look period received a refund equal to the greater of the Contract Value (which may have been be more or less than the premium payments made) or, if required by your state, the original amount of the premium payment.

Because the Contract is no longer offered for new sales and the free look period for all existing Contracts have expired, there will generally be no more discussion of the free look period except to the extent it is relevant in relation to other Contract features or benefits.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates.  We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, Suite 200, West Chester, Pennsylvania 19380 is the principal underwriter and distributor of the Contract as well as for our other variable contracts.  Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc.  (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by the Company for Contract sales.  Directed Services LLC entered into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”).  Selling firms are also registered with the SEC and are FINRA member firms.

Although the Contracts are no longer offered for new sales, Directed Services LLC pays selling firms compensation for the past promotion and sale of the Contracts.  Registered representatives of the selling firms who solicited sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative.  This compensation, as well as other incentives or payments, is not paid directly by Contract Owners or the Separate Account.  We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for past Contract sales according to one or more schedules.  This compensation is generally based on a percentage of premium payments.  Selling firms may receive commissions of up to 8.00 % of premium payments.  In addition, selling firms may receive ongoing annual compensation of up to 1. 00 % of all, or a portion, of values of Contracts sold through the firm.  Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices.  Commissions and annual compensation, when combined, could exceed 8.00 % of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate sales of the Contracts or other criteria.  These special compensation arrangements were not offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors.  Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

77

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their past efforts in selling the Contracts to you and other customers.  These amounts may include:
•
Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•
Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives).  These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales; and

•	Additional cash or noncash compensation and reimbursements permissible under existing law.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

Directed Services LLC may also compensate wholesalers/distributors, and their management personnel, for past Contract sales within the wholesale/distribution channel.  This compensation may be based on a percentage of premium payments and/or a percentage of Contract Values.  Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.  ”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders described in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for the past sale of our variable annuity contracts.  It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may have provided that registered representative a financial incentive to promote our contracts over those of another company, and may also have provided a financial incentive to promote one of our contracts over another.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements.  We will process your request at the Contract Value next determined only after you have met all administrative requirements.  Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.  You are responsible for keeping information about your Contract and appropriate identifying information confidential.  If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions.  We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine.  If a loss occurs when we rely on such instruction, you will bear the loss.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws.  Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments, if applicable, are not derived from improper sources.

Under our anti-money laundering program, we may require customers and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

78

We may also refuse to accept certain forms of premium payments or loan repayments (including but not limited to cash, traveler’s cheques, starter checks from a new account, credit card checks and certain third-party checks) or restrict the amount of certain forms of premium payments or loan repayments (including but not limited to cashier’s checks, bank drafts, bank checks and treasurer’s checks totaling more than $10,000).  In addition, we may require information as to why a particular form of payment was used and the source of the Funds of such payment in order to determine whether or not we will accept it.  Use of an unacceptable form of payment may result in us returning the payment.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator.  We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, beneficiaries and other payees of proceeds.  Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers.  Such updates should be communicated to Customer Service in writing or by calling 1-800-366-0066.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks.  In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value.  For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cyber security risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value.  There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus.   Also see your Contract, including any endorsements and riders, for details.

79

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed.  In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected.  Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

State Regulation

We are regulated by the Insurance Department of the State of Iowa.  We are also subject to the insurance laws and regulations of all jurisdictions where we do business.  The Contract offered by this prospectus has been approved where required by those jurisdictions.  We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Voting Rights

We will vote the shares of a Fund owned by Separate Account B according to your instructions.  However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Fund in our own right, we may decide to do so.

We determine the number of shares that you have in a Subaccount by dividing the Contract’s Contract Value in that Subaccount by the net asset value of one share of the Fund in which a Subaccount invests.  We count fractional votes.  We will determine the number of shares you can instruct us to vote 180 days or less before a Fund shareholder meeting.  We will ask you for voting instructions by mail at least ten days before the meeting.  If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that Subaccount.  We will also vote shares we hold in Separate Account B which are not attributable to Contract Owners in the same proportion.  The effect of proportional voting is that a small number of Contract Owners may decide the outcome of a vote.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect on Separate Account B, the Company’s ability to meet its obligations under the Contract, or Directed Services LLC’s (“DSL”) ability to perform its obligations with respect to the Contract.  Notwithstanding the foregoing:
•
Litigation.  The Company and/or DSL are or may be involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business.  Due to the climate in insurance and business litigation/arbitration, suits sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.  Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.  In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves.  This litigation is generally known as cost of insurance litigation.  While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on either the Company's or DSL’s operations or financial position.

•
Regulatory Matters.  As with other financial services companies, the Company and its affiliates, including DSL, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry.  It is the practice of the Company and DSL to cooperate fully in these matters.  Regulatory investigations, exams, inquiries, and audits could result in regulatory action against the Company and/or DSL or subject the Company and/or DSL to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s and/or DSL’s policies and procedures.

80

The outcome of a litigation/arbitration or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment.  It is not possible to predict the ultimate outcome for all pending litigation/arbitration and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s and/or DSL’s results of operations or cash flows in a particular quarterly or annual period.

State Regulation

We are regulated by the Insurance Department of the State of Iowa.  We are also subject to the insurance laws and regulations of all jurisdictions where we do business.  The Contract offered by this prospectus has been approved where required by those jurisdictions.  We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

81

APPENDIX A - FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of the Funds available through the Subaccounts under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://docs.venerable.com/#/landing?prod=380789404&doctype=spros   .

You can also request this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com. The Funds you choose may impact the benefits under the Optional Benefits you chose.  See “OPTIONAL LIVING BENEFIT RIDERS” in the full prospectus for more information.

The current expenses and performance information below reflects fee and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included.  Each Fund’s past performance is not necessarily an indication of future performance

Consult with your investment professional to determine if the Funds may be suited to your financial needs, investment time horizon and risk tolerance.  You should periodically review these factors to determine if you need to change your investment strategy.

Open Funds

Subaccounts that invest in the following Funds are open to new premiums and transfers of Contract Value.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES[1]	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/202 1 )
			1 Year	5 Year	10 Year
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Class III 1. 00%	6.42%	9.71%	7.68%
Seeks to maximize income while maintaining prospects for capital appreciation.	Voya Balanced Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC Uses managed volatility strategies.	Class S 0.87%	9.09%	6.88%	7.45%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC Uses managed volatility strategies.	Class S 0.85%	20.56%	10.19%	8.68%

1
Current Expenses are each Fund’s total net annual operating expenses and reflect any. temporary expense reimbursements or fee waiver arrangements that are in place and reported in the Fund’s prospectus.

A-1

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/202 1 )
			1 Year	5 Year	10 Year
Seeks total return.	Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.09%	5.74%	8.89%	6.42% (Since inception)
Seeks high level of current income consistent with the preservation of capital and liquidity.	Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.53%	0.03%	0.76%	0.39%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.73%	5.01%	5.61%	6.04%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.80%	-1.07%	3.91%	3.88%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC Uses managed volatility strategies.	Class S 0. 98%	11.79%	5.94%	5.65%

A-2

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/202 1 )
			1 Year	5 Year	10 Year
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 0. 94%	10.41%	8.84%	7.29%
Seeks long-term capital growth.	Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class ADV 1.27%	18.89%	20.85%	17.16%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.	Voya Retirement Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC A Fund of Funds.	Class ADV 0. 87%	4.69%	6.58%	5.47%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.	Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC A Fund of Funds.	Class ADV 1. 02%	15.52%	11.49%	9.84%
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.	Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC A Fund of Funds.	Class ADV 0. 98%	13.92%	10.68%	9.07%

A-3

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/202 1 )
			1 Year	5 Year	10 Year
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.	Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC A Fund of Funds.	Class ADV 0. 94%	9.64%	8.87%	7.35%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.68%	30.36%	25.84%	19.84%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.61%	27.13%	18.97%	16.48%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.60%	22.72%	10.46%	12.06%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.65%	12.03%	18.99%	15.91%

A-4

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/202 1 )
			1 Year	5 Year	10 Year
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.65%	21.80%	14.36%	14.18%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.70%	14.04%	11.38%	12.71%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 1.15%	14.47%	8.51%	11.92%
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Moderately Aggressive Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC A Fund of Funds.	Class S 1. 10%	17.16%	11.92%	10.57%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0. 61%	-2.13%	2.97%	2.30%
Seeks total return.	Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0. 51%	28.02%	17.88%	15.97%

A-5

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/202 1 )
			1 Year	5 Year	10 Year
Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.	VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BlackRock Financial Management, Inc.	Class S 0. 82%	4.94%	4.77%	2.41%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S2 1.02%	18.17%	9.11%	10.15%
Seeks capital appreciation.	VY® Invesco Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Oppenheimer Funds, Inc.	Class S 1.05%	15.13%	17.86%	14.00%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S 0. 86%	28.97%	10.25%	12.34%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J. P. Morgan Investment Management Inc.	Class S 1. 51%	-10.00%	13.49%	7.33%
A non-diversified Portfolio that seeks long-term capital appreciation	VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Morgan Stanley Investment Management Inc.	Class S 1.19%	21.66%	17.13%	13.54%

A-6

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/202 1 )
			1 Year	5 Year	10 Year
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk	VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Class S 0.89%	18.40%	14.98%	13.62%
Seeks long-term growth of capital.	VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Class S 0.97%	1.19%	10.18%	8.21%

A-7

Closed Funds

Subaccounts that invest in the following Funds are closed to new premiums and transfers of Contract Value.  Contract Owners who have value in any of the closed Funds may leave their Contract Value allocated to the Subaccounts that invest in these Funds.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/202 1 )
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Columbia Variable Portfolio – Small Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Class 2 1.25%	28.80%	9.56%	11.67%
Seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index®.	ProFund VP Europe 30 Investment Adviser: ProFund Advisors LLC	1.68%	24.53%	6.48%	5.47%
Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period.	ProFund VP Rising Rates Opportunity Investment Adviser: ProFund Advisors LLC	1. 61%	-0.07%	-11.11%	-8.95%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.80%	28.94%	17.45%	15.57%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.85%	27.49%	11.06%	12.88%

A-8

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/202 1 )
			1 Year	5 Year	10 Year
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co.	Class S 0.85%	28.13%	9.41%	12.43%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0. 70%	10.62%	9.09%	7.54%
Seeks long-term capital growth.	Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co.	Class S 0.92%	19.28%	21.27%	17.54%
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.	Voya Limited Maturity Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Class S 0.53%	-0.16%	1.86%	1.40%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co.	Class S 1.10%	4.38%	10.40%	11.91%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	Class S 1.12%	34.14%	9.82%	8.89%

A-9

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS
			(as of 12/31/202 1 )
			1 Year	5 Year	10 Year
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	Class S 0.93%	51.96%	12.07%	11.26%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Class S 1.17%	34.22%	10.02%	12.43%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Class S 0.89%	18.31%	9.25%	10.30%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc	Class S 1.13%	29.51%	10.36%	12.70%

A-10

APPENDIX B – FIXED ACCOUNT I

Fixed Account I (“Fixed Account”) is an optional Fixed Interest Option offered during the accumulation phase of your variable annuity Contract.  The Fixed Account, which is a segregated asset account within the Company’s general account, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Option(s)).  We will credit your Fixed Interest Option(s) with a fixed rate of interest.  We currently offer Fixed Interest Options with guaranteed interest periods that may vary by maturity, state of issue and rate.  In addition, we may offer dollar cost averaging Fixed Interest Options, which are six-month and one-year Fixed Interest Options available exclusively in connection with our dollar cost averaging program.  We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all Contracts or in all states and the rates for a given guaranteed interest period may vary among Contracts.  We set the interest rates periodically.  We may credit a different interest rate for each guaranteed interest period.  The interest you earn in the Fixed Account as well as your principal is guaranteed by the Company, as long as you do not take your money out before the maturity date for the applicable guaranteed interest period.  If you take your money out from a Fixed Interest Option more than 30 days before the applicable maturity date, we will apply a Market Value Adjustment.  A Market Value Adjustment could increase or decrease your Contract Value and/or the amount you take out.  A surrender charge may also apply to withdrawals from your Contract.

For Contracts sold in some states, not all Fixed Interest Options are available.  You have a right to return your Contract for a refund as described in the Contract prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract Value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the Contract prospectus.  Every time you allocate money to the Fixed Account, we set up a Fixed Interest Option for the guaranteed interest period you select.  We will credit your Fixed Interest Option with a guaranteed interest rate for the guaranteed interest period you select, so long as you do not withdraw money from that Fixed Interest Option before the end of the guaranteed interest period.  Each guaranteed interest period ends on its maturity date which is the last day of the month in which the guaranteed interest period is scheduled to expire.

Your Contract Value in the Fixed Account is the sum of your Fixed Interest Options and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment.  Your Fixed Interest Option will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract Value.  We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Option more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction.  A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction.

Guaranteed Interest Rates

Each Fixed Interest Option will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date.  We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods.  We determine guaranteed interest rates at our sole discretion.  We cannot predict the level of future interest rates.

B-1

Transfers from a Fixed Interest Option

You may transfer your Contract Value in a Fixed Interest Option to one or more new Fixed Interest Options with new guaranteed interest periods or to any of the Subaccounts of the Separate Account as described in the Contract prospectus on the maturity date of a guaranteed interest period.  The minimum amount that you can transfer to or from any Fixed Interest Option is $100.  Transfers from a Fixed Interest Option may be subject to a Market Value Adjustment.  If you have a special Fixed Interest Option that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract Value in such Fixed Interest Option to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Options during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Option

During the accumulation phase, you may withdraw a portion of your Contract Value in any Fixed Interest Option.  You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Option under our systematic withdrawal option.  A withdrawal from a Fixed Interest Option may be subject to a Market Value Adjustment and a Contract surrender charge .  Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Options during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract Value.  We will apply a Market Value Adjustment:
•
Whenever you withdraw or transfer money from a Fixed Interest Option (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and

•	If on the Annuity Start Date a guaranteed interest period for any Fixed Interest Option does not end on or within 30 days of the Annuity Start Date.

A Market Value Adjustment may be positive, negative or result in no change.  In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract Value.  On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract Value.  In the event of a full surrender, transfer or annuitization from a Fixed Interest Option, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized.  In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized (hereinafter referred to as a “Withdrawal”) in order to provide the amount requested.

B-2

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account.  More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:
•
100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus

•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus
•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Option will be considered separately, meaning that  amounts allocated to the Fixed Account at different points in time, and earning different rates of interest for different guaranteed interest periods, will be considered separately.  The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Option.

Additionally, on the Effective Date the GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%.  As a result of the above-referenced endorsement or amendment to the Contract, on and after the Effective Date interests in the Fixed Account are no longer securities registered under the Securities Act of 1933.

Contract Value in the Fixed Interest Options

On the Contract Date, the Contract Value in any Fixed Interest Option in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Option.  On each business day after the Contract Date, we calculate the amount of Contract Value in each Fixed Interest Option as follows:
(1)	We take the Contract Value in the Fixed Interest Option at the end of the preceding business day;
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day;
(3)	We add (1) and (2);
(4)	We subtract from (3) any transfers from that Fixed Interest Option; and
(5)	We subtract from (4) any withdrawals, and then subtract any Contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Option.  The Contract Value on the date of allocation will be the amount allocated.  Several examples which illustrate how the Market Value Adjustment works, including the Floor Guarantee, are included below at the end of this Appendix.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract.  The Cash Surrender Value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Options, any Market Value Adjustment and any surrender charge .  We guarantee the Cash Surrender Value of amounts allocated to the Fixed Account will never be less than the Floor Guarantee.  On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: we start with your Contract Value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual Contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

B-3

Dollar Cost Averaging from Fixed Interest Options

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of one year or less.  The Fixed Interest Options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Options or Fund Subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment.  Since we transfer the same dollar amount to Subaccounts each month, more units of a Subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high.  Therefore, a lower than average value per unit may be achieved over the long term.  However, we cannot guarantee this.  When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.  You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program.  Each monthly transfer must be at least $100.  You may change the transfer amount once each Contract Year.

Transfers from a Fixed Interest Option under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional Fixed Interest Options to the dollar cost averaging program or withdraw any Fixed Interest Option from the dollar cost averaging program, or otherwise modify, suspend or terminate this program.  Such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Option for up to six months.

Market Value Adjustment Examples with Application of the Floor Guarantee

The following examples show the application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

Assumptions used for Examples #1 and #2:
•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
•	On the Maturity Date, the full amount invested in the Fixed Account is renewed into another 10 year guaranteed interest period;
•	A Withdrawal request is made on March 30, 2018, when the Fixed Account value is $350,000;
•	No prior Withdrawals affecting the Fixed Account have been taken;
•	A 3% GMIR applies to the Fixed Account under the Contract;
•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
•	Any applicable surrender charges are not applied.

B-4

Example #1: Full Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Fixed Account value after the MVA (without the Floor Guarantee).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

Step 2: Calculate the Floor Guarantee.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  The Floor Guarantee on the date of the Withdrawal as a result of this calculation equals $339,330.

Step 3: Compare the result from Step 1 (the Fixed Account value after the MVA) to the result from Step 2 (the Floor Guarantee).

The amount paid will be the greater of:
•	The calculated Fixed Account value after application of the MVA; and
•	The Floor Guarantee.

Consequently, in this example the amount paid as a result of the full Withdrawal request is the Floor Guarantee amount of $339,330.  The Floor Guarantee limits the amount of the MVA actually assessed, which is effectively -3.05% (the “Effective MVA”) instead of the normal -10%.

The Effective MVA may limit the MVA calculated under the Contract to ensure that upon full Withdrawal the net proceeds do not fall below the Floor Guarantee.  The Effective MVA is calculated as follows [Floor Guarantee ÷ Fixed Account value]-1.  Therefore, in this example the Effective MVA calculation is [$339,330 ÷ $350,000] – 1 = -3.05%.

Example #2: $100,000 Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken (see Example #1).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.
The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  As a result of this calculation, the Floor Guarantee on the date of the Withdrawal equals $339,330.

Because the Floor Guarantee ($339,330) exceeds the Fixed Account value after application of the negative MVA, but does not exceed the total Fixed Account value immediately prior to the Withdrawal, the Fixed Account value ($350,000) is adjusted to equal the amount of the Floor Guarantee.  In this example, the Fixed Account value is reduced by -3.05%, which is the Effective MVA actually assessed instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested plus the amount needed to cover the Effective MVA of -3.05%.  The total amount withdrawn is calculated as we normally do, except that the Effective MVA percentage is used: [Withdrawal amount requested] ÷ [1 + (Effective MVA%)].  Therefore, in this example the total amount withdrawn is: [$100,000] ÷ [1 + (-3.05%)] = $103,145.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.
In this example, the Fixed Account value ($350,000) after the $100,000 partial Withdrawal and application of the -3.05% Effective MVA (-$3,145) equals $246,855.

B-5

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%).  The Floor Guarantee immediately prior to the Withdrawal as a result of this calculation equals $339,330.  This amount is reduced by the $100,000 partial Withdrawal (without taking into account the negative Effective MVA), and the Floor Guarantee after the partial Withdrawal equals $239,330.

Assumptions used for Example #3:
•	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
•	On the Maturity Date, a partial Withdrawal of $90,000 is taken
•	The full amount invested in the Fixed Account less the aforementioned $90,000 Withdrawal is renewed into another 10 year guaranteed interest period;
•	A $100,000 partial Withdrawal request is made on March 30, 2018, when the Fixed Account value is $150,000;
•	A 0% GMIR applies to the Fixed Account under the Contract;
•	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
•	Any applicable surrender charges are not applied.

Example #3: Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken.

In this example, the Fixed Account value on the date of the second Withdrawal ($150,000) after application of the -10% MVA (-$15,000) equals $135,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 1.5% interest annually (because the GMIR under the Contract is less than 1.5%).  On May 15, 2010, the Floor Guarantee is equal to $232,127.  On this date, $90,000 is withdrawn and the new Floor Guarantee is $142,127, which will continue to accrue 1.5% interest annually.  As a result of this calculation, the Floor Guarantee on the date of the second Withdrawal equals $159,818.

Because the Floor Guarantee ($159,818) exceeds the Fixed Account value after application of the negative MVA and also exceeds the Fixed Account value immediately prior to the Withdrawal, the Fixed Account value is reset to equal the amount of the Floor Guarantee (here, $159,818).  Because the Floor Guarantee and Fixed Account value are equal, the Effective MVA actually assessed is 0% instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested ($100,000).  No negative MVA is assessed because the Effective MVA is 0%.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($159,818) after the $100,000 partial Withdrawal equals $59,818.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

Based on the calculation above, the Floor Guarantee immediately prior to the Withdrawal equals $159,818.  When this amount is reduced by the $100,000 partial Withdrawal, the Floor Guarantee is the same as the Fixed Account value after the partial Withdrawal and application of the 0% Effective MVA, $59,818.

B-6

APPENDIX C – Fixed Interest Division
A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by the Company. The Fixed Interest Division is part of the VIAC General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.
Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure. The Fixed Interest Division is different from the Fixed Account, which is described in Appendix B and which may not be available in your state. If you are unsure whether the Fixed Account is available in your state, please contact Customer Service at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.
You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

C-1

APPENDIX D - SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumptions are used in this example:
•	You made an initial premium payment of $30,000;
•	You made additional premium payments of $10,000 in each of the second and third Contract Years (for total premium payments under the Contract of $50,000);
•	An additional credit of $1,200 is added to the initial premium and an additional credit of $400 is added to each additional premium payment, for total credits paid of $2,000; and
•	You make a withdrawal at the beginning of the fifth Contract Year of 15% of the $56,000 Contract Value.

In this example, $5,600 ($56,000 x .10) is the maximum Free Withdrawal Amount that you may withdraw at the beginning of the fifth Contract Year without a surrender charge.  The total withdrawal would be $8,400 ($56,000 x .15).

Therefore, $2,800 ($8,400 – $5,600) is considered an excess withdrawal of a part of the initial premium payment of $30,000 and would be subject to a 7% surrender charge of $196 ($2,800 x .07). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

D-1

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information (“SAI”) that includes the financial statements and the related notes to financial statements for the Company and for Separate Account B and additional information about the Company, Separate Account B and the Contracts has been filed with the SEC.  It is available without charge on request.  To obtain a copy of the SAI or inquire about your Contract, write to Customer Service at P.  O.  Box 9271, Des Moines, Iowa 50306-9271 or call 1-800-366-0066.  The SAI is included in this prospectus by reference.

Reports and other information about the Contract, the Company and the Separate Account are also available on the SEC’s website at http://www.sec.gov, and that copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.  When looking for information regarding the Contracts offered through this prospectus on the SEC’s website, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933.  This number is 333-28755.

GoldenSelect DVA Plus®, Contract I.D. C00002520	04/ 29 /202 2

FINANCIAL STATEMENTS
Venerable Insurance and Annuity Company
Separate Account B
Year Ended December 31, 2021
with Report of Independent Registered Public Accounting Firm

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VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2021

Contents

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Contents
Ernst & Young LLP One Commerce Square Suite 700 2005 Market Street Philadelphia, PA 19103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Venerable Insurance and Annuity Company and Contract Owners of Venerable Insurance and Annuity Company Separate Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Venerable Insurance and Annuity Company Separate Account B (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Accounts auditor since 1988.
Philadelphia, Pennsylvania
March 30, 2022

Contents
Appendix
Subaccounts comprising Venerable Insurance and Annuity Company Separate Account B

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
American Funds Insurance Series Blue Chip Income & Growth Fund - Class 4
American Funds Insurance Series Bond Fund - Class 4
American Funds Insurance Series Capital Income Builder Fund - Class 4
American Funds Insurance Series Global Growth Fund - Class 4
American Funds Insurance Series Growth Fund - Class 4
American Funds Insurance Series International Fund - Class 4
American Funds Insurance Series New World Fund - Class 4
BlackRock Equity Dividend V.I. Fund - Class III
BlackRock Global Allocation V.I. Fund - Class III
BlackRock High Yield V.I. Fund - Class III
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III
Columbia Asset Allocation Fund, Variable Series - Class 1 Shares
Columbia VP Seligman Global Technology Fund - Class 2
Columbia Small Cap Value Fund, Variable Series - Class 2
Columbia Small Company Growth Fund, Variable Series - Class 1
Columbia VP Large Cap Growth Fund - Class 1
DWS Core Equity VIP - Class B
DWS Alternative Asset Allocation VIP - Class B
DWS High Income VIP - Class B
Eaton Vance VT Floating-Rate Income Fund - Initial Class
Federated Hermes High Income Bond Fund II - Service Shares
Federated Hermes Kaufmann Fund II - Service Shares
Fidelity® VIP Strategic Income Portfolio - Service Class 2
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Delaware Ivy VIP Securian Real Estate Securities - Class II
Delaware Ivy VIP Asset Strategy
Delaware Ivy VIP Balanced
Delaware Ivy VIP Energy
Delaware Ivy VIP High Income
Delaware Ivy VIP International Core Equity
Delaware Ivy VIP Mid Cap Growth
Delaware Ivy VIP Science and Technology
Delaware Ivy VIP Small Cap Core - Class II
Delaware Ivy VIP Small Cap Growth
Janus Henderson Balanced Portfolio - Service Shares
Janus Henderson Enterprise Portfolio - Service Shares
Janus Henderson Flexible Bond Portfolio - Service Shares
ClearBridge Var Aggressive Growth Portfolio II
ClearBridge Variable Mid Cap Portfolio - Class II
Western Asset Core Plus VIT Portfolio - Class I
MFS VIT II Income Portfolio - Service Class
MFS VIT Research Series Portfolio - Service Class
MFS VIT International Intrinsic Value Portfolio - Service Class
MFS VIT Value Series - Service Class
MFS VIT III Global Real Estate Portfolio - Service Class
Invesco V.I. Main Street Fund - Series II
Invesco V.I. Main Street Small Cap Fund - Series II
Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Invesco Oppenheimer V.I. International Growth Fund - Series II
Invesco V.I. Core Bond Fund - Series II
PIMCO All Asset Portfolio - Administrative Class
PIMCO Low Duration Portfolio - Administrative Class
PIMCO Real Return Portfolio - Administrative Class
PIMCO Short-Term Portfolio - Administrative Class
PIMCO Total Return Portfolio - Administrative Class
	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Contents
Subaccount	Statement of Operations	Statement of Changes in Net Assets
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Putnam VT Income Fund - Class 1B
Putnam VT International Equity Fund - Class 1B
Putnam VT International Value Fund - Class 1B
Putnam VT Mortgage Securities Fund - Class 1B
Putnam VT Multi-Cap Core Fund - Class IB Shares
Putnam VT Small Cap Value Fund - Class 1B
T. Rowe Price Blue Chip Growth Portfolio - II
T. Rowe Price Health Sciences Portfolio - II
MFS VIT Utilities Series Portfolio - Service Class
Voya Balanced Portfolio - Class S
Voya Euro STOXX 50® Index Portfolio - Class A
Voya FTSE 100® Index Portfolio - Class A
Voya Intermediate Bond Portfolio - Class A
Voya Intermediate Bond Portfolio - Class S
Voya Balanced Income Portfolio - Adviser Class
Voya Balanced Income Portfolio - Service Class
Voya Balanced Income Portfolio - Service 2 Class
Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Class I
Voya Government Liquid Assets Portfolio - Service Class
Voya Government Liquid Assets Portfolio - Service 2 Class
Voya Hang Seng Index Portfolio - Class S
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Service Class
Voya Japan TOPIX® Index Portfolio - Class A
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service 2 Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
 VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service 2 Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service 2 Class
VY® Invesco Growth and Income Portfolio - Adviser Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service 2 Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Service Class
	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Contents
Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Adviser Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Columbia Contrarian Core Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Invesco Global Portfolio - Adviser Class
VY® Invesco Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Growth Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S
Voya Growth and Income Portfolio - Class S
Voya Global High Dividend Low Volatility Portfolio - Class A
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class A
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class A
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class A
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class A
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class A
Voya SmallCap Opportunities Portfolio - Class S
Allspring VT Omega Growth Fund - Class 2
Allspring VT Index Asset Allocation Fund - Class 2
Allspring VT Small Cap Growth Fund - Class 2
	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Subaccount	Statement of Operations	Statement of Changes in Net Assets
ProFund VP Bull
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Service Class
Voya MidCap Opportunities Portfolio - Class A
Voya MidCap Opportunities Portfolio - Class S
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
	For the period from January 1, 2021 through October 15, 2021 (termination of operations)	For the year ended December 31, 2020 and the period from January 1, 2021 through October 15, 2021 (termination of operations)

Contents
Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Russell® Large Cap Index Portfolio - Class I Voya Government Liquid Assets Portfolio - Class I	For the period from October 15, 2021(commencement of operations) through December 31, 2021	For the period from October 15, 2021(commencement of operations) through December 31, 2021

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	American Funds Insurance Series Blue Chip Income & Growth Fund - Class 4	American Funds Insurance Series Bond Fund - Class 4	American Funds Insurance Series Capital Income Builder Fund - Class 4	American Funds Insurance Series Global Growth Fund - Class 4
Assets
Investments in mutual funds at fair value	$1,041	$5,653	$2,529	$2,144	$2,756
Total assets	1,041	5,653	2,529	2,144	2,756
Net assets	$1,041	$5,653	$2,529	$2,144	$2,756
Net assets
Accumulation units	1,041	5,653	2,529	2,144	2,756
Total net assets	$1,041	$5,653	$2,529	$2,144	$2,756
Total number of mutual fund shares	98,707	319,185	229,665	176,608	61,825
Cost of mutual fund shares	$1,050	$4,373	$2,664	$1,853	$2,032

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	American Funds Insurance Series Growth Fund - Class 4	American Funds Insurance Series International Fund - Class 4	American Funds Insurance Series New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III
Assets
Investments in mutual funds at fair value	$11,950	$1,730	$1,553	$5,049	$536,716
Total assets	11,950	1,730	1,553	5,049	536,716
Net assets	$11,950	$1,730	$1,553	$5,049	$536,716
Net assets
Accumulation units	11,950	1,730	1,553	5,049	536,716
Total net assets	$11,950	$1,730	$1,553	$5,049	$536,716
Total number of mutual fund shares	96,538	77,550	49,726	415,877	37,323,746
Cost of mutual fund shares	$8,349	$1,565	$1,309	$4,916	$543,569

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	BlackRock High Yield V.I. Fund - Class III	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	Columbia VP Seligman Global Technology Fund - Class 2	Columbia Small Cap Value Fund, Variable Series - Class 2	Columbia Small Company Growth Fund, Variable Series - Class 1
Assets
Investments in mutual funds at fair value	$2,545	$445	$4,614	$58,456	$77
Total assets	2,545	445	4,614	58,456	77
Net assets	$2,545	$445	$4,614	$58,456	$77
Net assets
Accumulation units	2,545	445	4,614	58,456	77
Total net assets	$2,545	$445	$4,614	$58,456	$77
Total number of mutual fund shares	335,186	31,929	132,857	2,840,428	3,157
Cost of mutual fund shares	$2,453	$429	$2,950	$45,999	$59

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Columbia VP Large Cap Growth Fund - Class 1	DWS Core Equity VIP - Class B	DWS Alternative Asset Allocation VIP - Class B	DWS High Income VIP - Class B	Eaton Vance VT Floating- Rate Income Fund - Initial Class
Assets
Investments in mutual funds at fair value	$159	$1,307	$778	$138	$3,738
Total assets	159	1,307	778	138	3,738
Net assets	$159	$1,307	$778	$138	$3,738
Net assets
Accumulation units	159	1,307	778	138	3,738
Total net assets	$159	$1,307	$778	$138	$3,738
Total number of mutual fund shares	4,189	90,192	51,483	22,306	411,243
Cost of mutual fund shares	$71	$1,046	$663	$138	$3,778

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Federated Hermes High Income Bond Fund II - Service Shares	Federated Hermes Kaufmann Fund II - Service Shares	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Assets
Investments in mutual funds at fair value	$819	$504	$3,583	$464	$1,041
Total assets	819	504	3,583	464	1,041
Net assets	$819	$504	$3,583	$464	$1,041
Net assets
Accumulation units	819	504	3,583	464	1,041
Total net assets	$819	$504	$3,583	$464	$1,041
Total number of mutual fund shares	129,024	22,503	308,607	22,729	85,742
Cost of mutual fund shares	$809	$490	$3,529	$401	$990

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
Assets
Investments in mutual funds at fair value	$1,259	$76	$8,352	$809	$3,149
Total assets	1,259	76	8,352	809	3,149
Net assets	$1,259	$76	$8,352	$809	$3,149
Net assets
Accumulation units	1,259	76	8,352	809	3,149
Total net assets	$1,259	$76	$8,352	$809	$3,149
Total number of mutual fund shares	101,848	4,885	476,176	79,061	239,862
Cost of mutual fund shares	$1,106	$74	$7,408	$837	$3,745

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Delaware Ivy VIP Securian Real Estate Securities - Class II	Delaware Ivy VIP Asset Strategy - Class II	Delaware Ivy VIP Balanced - Class II	Delaware Ivy VIP Energy - Class II	Delaware Ivy VIP High Income - Class II
Assets
Investments in mutual funds at fair value	$265	$374	$1,206	$2,468	$1,312
Total assets	265	374	1,206	2,468	1,312
Net assets	$265	$374	$1,206	$2,468	$1,312
Net assets
Accumulation units	265	374	1,206	2,468	1,312
Total net assets	$265	$374	$1,206	$2,468	$1,312
Total number of mutual fund shares	27,160	36,705	128,473	710,886	386,721
Cost of mutual fund shares	$200	$320	$997	$2,123	$1,352

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Delaware Ivy VIP Balanced - Class II	Delaware Ivy VIP Mid Cap Growth - Class II	Delaware Ivy VIP Science and Technology - Class II	Delaware Ivy VIP Smid Cap Core - Class II	Delaware Ivy VIP Small Cap Growth - Class II
Assets
Investments in mutual funds at fair value	$68	$499	$1,162	$269	$994
Total assets	68	499	1,162	269	994
Net assets	$68	$499	$1,162	$269	$994
Net assets
Accumulation units	68	499	1,162	269	994
Total net assets	$68	$499	$1,162	$269	$994
Total number of mutual fund shares	3,683	27,955	39,372	16,059	90,861
Cost of mutual fund shares	$68	$329	$1,041	$200	$855

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	ClearBridge Var Aggressive Growth Portfolio II	ClearBridge Variable Mid Cap Portfolio - Class II
Assets
Investments in mutual funds at fair value	$4,761	$2,146	$798	$264	$376
Total assets	4,761	2,146	798	264	376
Net assets	$4,761	$2,146	$798	$264	$376
Net assets
Accumulation units	4,761	2,146	798	264	376
Total net assets	$4,761	$2,146	$798	$264	$376
Total number of mutual fund shares	89,599	23,205	60,142	11,283	12,951
Cost of mutual fund shares	$3,463	$1,692	$772	$324	$336

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Western Asset Core Plus VIT Portfolio - Class I	MFS VIT II Income Portfolio - Service Class	MFS VIT Research Series Portfolio - Service Class	MFS VIT International Intrinsic Value Portfolio - Service Class	MFS VIT Value Series - Service Class
Assets
Investments in mutual funds at fair value	$16	$402	$455	$511	$836
Total assets	16	402	455	511	836
Net assets	$16	$402	$455	$511	$836
Net assets
Accumulation units	16	402	455	511	836
Total net assets	$16	$402	$455	$511	$836
Total number of mutual fund shares	2,623	41,343	11,991	13,817	34,594
Cost of mutual fund shares	$16	$415	$353	$376	$643

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	MFS VIT III Global Real Estate Portfolio - Service Class	Invesco V.I. Main Street Fund - Series II	Invesco V.I. Main Street Small Cap Fund - Series II	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco Oppenheimer V.I. International Growth Fund - Series II
Assets
Investments in mutual funds at fair value	$726	$724	$1,521	$558	$1,211
Total assets	726	724	1,521	558	1,211
Net assets	$726	$724	$1,521	$558	$1,211
Net assets
Accumulation units	726	724	1,521	558	1,211
Total net assets	$726	$724	$1,521	$558	$1,211
Total number of mutual fund shares	31,977	20,512	49,339	5,380	395,854
Cost of mutual fund shares	$553	$614	$1,110	$436	$1,020

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Invesco V.I. Core Bond Fund - Series II	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short- Term Portfolio - Administrative Class
Assets
Investments in mutual funds at fair value	$1,047	$293	$2,358	$3,917	$2,014
Total assets	1,047	293	2,358	3,917	2,014
Net assets	$1,047	$293	$2,358	$3,917	$2,014
Net assets
Accumulation units	1,047	293	2,358	3,917	2,014
Total net assets	$1,047	$293	$2,358	$3,917	$2,014
Total number of mutual fund shares	136,156	25,455	230,472	279,970	195,564
Cost of mutual fund shares	$1,114	$287	$2,353	$3,606	$2,024

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Putnam VT Income Fund - Class 1B	Putnam VT International Equity Fund - Class 1B
Assets
Investments in mutual funds at fair value	$5,742	$1,376	$1,202	$977	$163
Total assets	5,742	1,376	1,202	977	163
Net assets	$5,742	$1,376	$1,202	$977	$163
Net assets
Accumulation units	5,742	1,376	1,202	977	163
Total net assets	$5,742	$1,376	$1,202	$977	$163
Total number of mutual fund shares	533,614	53,726	43,286	95,007	9,566
Cost of mutual fund shares	$5,867	$1,163	$1,674	$1,048	$165

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Putnam VT International Value Fund - Class 1B	Putnam VT Mortgage Securities Fund - Class 1B	Putnam VT Multi-Cap Core Fund - Class IB Shares	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II
Assets
Investments in mutual funds at fair value	$23	$832	$600	$425	$6,503
Total assets	23	832	600	425	6,503
Net assets	$23	$832	$600	$425	$6,503
Net assets
Accumulation units	23	832	600	425	6,503
Total net assets	$23	$832	$600	$425	$6,503
Total number of mutual fund shares	2,050	95,698	23,456	30,552	128,843
Cost of mutual fund shares	$24	$906	$493	$318	$4,703

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class A	Voya Intermediate Bond Portfolio - Class S
Assets
Investments in mutual funds at fair value	$6,511	$1,495	$2,722	$3,462	$1,861,681
Total assets	6,511	1,495	2,722	3,462	1,861,681
Net assets	$6,511	$1,495	$2,722	$3,462	$1,861,681
Net assets
Accumulation units	6,511	1,495	2,722	3,462	1,861,681
Total net assets	$6,511	$1,495	$2,722	$3,462	$1,861,681
Total number of mutual fund shares	106,411	39,784	148,599	273,045	146,128,839
Cost of mutual fund shares	$4,994	$1,281	$2,202	$3,540	$1,866,081

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities December 31, 2021
(Dollars in thousands)

	Voya Balanced Income Portfolio - Adviser Class	Voya Balanced Income Portfolio - Service Class	Voya Balanced Income Portfolio - Service 2 Class	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Class I
Assets
Investments in mutual funds at fair value	$1,679	$241,376	$4,107	$88,147	$389
Total assets	1,679	241,376	4,107	88,147	389
Net assets	$1,679	$241,376	$4,107	$88,147	$389
Net assets
Accumulation units	1,679	241,376	4,107	88,147	389
Total net assets	$1,679	$241,376	$4,107	$88,147	$389
Total number of mutual fund shares	161,588	22,104,040	377,157	7,296,922	388,672
Cost of mutual fund shares	$1,701	$239,078	$4,002	$78,666	$389

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities December 31, 2021
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Service Class	Voya Government Liquid Assets Portfolio - Service 2 Class	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$281,174	$7,797	$530	$201,390	$1,612,106
Total assets	281,174	7,797	530	201,390	1,612,106
Net assets	$281,174	$7,797	$530	$201,390	$1,612,106
Net assets
Accumulation units	281,174	7,797	530	201,390	1,612,106
Total net assets	$281,174	$7,797	$530	$201,390	$1,612,106
Total number of mutual fund shares	281,174,393	7,796,256	53,310	20,260,551	82,969,974
Cost of mutual fund shares	$281,174	$7,797	$504	$198,115	$1,444,312

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$86	$1,299,916	$14,868	$13,900	$304,421
Total assets	86	1,299,916	14,868	13,900	304,421
Net assets	$86	$1,299,916	$14,868	$13,900	$304,421
Net assets
Accumulation units	86	1,299,916	14,868	13,900	304,421
Total net assets	$86	$1,299,916	$14,868	$13,900	$304,421
Total number of mutual fund shares	3,818	60,545,707	702,638	1,369,431	30,843,114
Cost of mutual fund shares	$73	$1,121,795	$12,914	$13,953	$279,820

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$2,365,013	$1,578,977	$832,575	$246,698	$1,825
Total assets	2,365,013	1,578,977	832,575	246,698	1,825
Net assets	$2,365,013	$1,578,977	$832,575	$246,698	$1,825
Net assets
Accumulation units	2,365,013	1,578,977	832,575	246,698	1,825
Total net assets	$2,365,013	$1,578,977	$832,575	$246,698	$1,825
Total number of mutual fund shares	157,352,834	115,169,747	65,920,481	11,421,221	173,662
Cost of mutual fund shares	$1,897,069	$1,381,962	$756,084	$195,382	$1,714

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$165,024	$201	$53,268	$786	$640
Total assets	165,024	201	53,268	786	640
Net assets	$165,024	$201	$53,268	$786	$640
Net assets
Accumulation units	165,024	201	53,268	786	640
Total net assets	$165,024	$201	$53,268	$786	$640
Total number of mutual fund shares	15,209,571	15,042	3,882,486	56,679	14,755
Cost of mutual fund shares	$149,754	$163	$42,438	$596	$477

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class
Assets
Investments in mutual funds at fair value	$113,720	$9,928	$1,067	$266,941	$23,337
Total assets	113,720	9,928	1,067	266,941	23,337
Net assets	$113,720	$9,928	$1,067	$266,941	$23,337
Net assets
Accumulation units	113,720	9,928	1,067	266,941	23,337
Total net assets	$113,720	$9,928	$1,067	$266,941	$23,337
Total number of mutual fund shares	2,466,267	216,874	40,715	9,930,828	878,336
Cost of mutual fund shares	$75,661	$6,749	$801	$230,408	$19,773

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$1,390	$249,289	$8,539	$1,376	$2,435
Total assets	1,390	249,289	8,539	1,376	2,435
Net assets	$1,390	$249,289	$8,539	$1,376	$2,435
Net assets
Accumulation units	1,390	249,289	8,539	1,376	2,435
Total net assets	$1,390	$249,289	$8,539	$1,376	$2,435
Total number of mutual fund shares	64,667	10,905,032	379,492	71,289	133,861
Cost of mutual fund shares	$1,363	$203,866	$7,038	$1,143	$2,098

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
 December 31, 2021
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
Assets
Investments in mutual funds at fair value	$253,721	$38,834	$55,149	$2,506,019	$52,336
Total assets	253,721	38,834	55,149	2,506,019	52,336
Net assets	$253,721	$38,834	$55,149	$2,506,019	$52,336
Net assets
Accumulation units	253,721	38,834	55,149	2,506,019	52,336
Total net assets	$253,721	$38,834	$55,149	$2,506,019	$52,336
Total number of mutual fund shares	12,673,391	1,964,313	1,785,922	76,032,121	1,603,918
Cost of mutual fund shares	$209,712	$32,146	$47,883	$2,092,161	$43,930

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Global Bond Portfolio - Advisor	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$526	$113,058	$489	$2,922	$759
Total assets	526	113,058	489	2,922	759
Net assets	$526	$113,058	$489	$2,922	$759
Net assets
Accumulation units	526	113,058	489	2,922	759
Total net assets	$526	$113,058	$489	$2,922	$759
Total number of mutual fund shares	30,304	6,497,606	48,231	283,668	73,606
Cost of mutual fund shares	$481	$95,500	$516	$3,064	$765

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$246,350	$1,081	$13,811	$327	$8,121
Total assets	246,350	1,081	13,811	327	8,121
Net assets	$246,350	$1,081	$13,811	$327	$8,121
Net assets
Accumulation units	246,350	1,081	13,811	327	8,121
Total net assets	$246,350	$1,081	$13,811	$327	$8,121
Total number of mutual fund shares	23,778,951	86,908	1,089,172	25,016	609,198
Cost of mutual fund shares	$260,803	$1,060	$12,567	$314	$7,169

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$85	$760	$300	$779	$12,151
Total assets	85	760	300	779	12,151
Net assets	$85	$760	$300	$779	$12,151
Net assets
Accumulation units	85	760	300	779	12,151
Total net assets	$85	$760	$300	$779	$12,151
Total number of mutual fund shares	6,490	56,864	19,838	61,120	936,159
Cost of mutual fund shares	$73	$641	$328	$717	$10,774

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small- Mid Cap Value Portfolio - Adviser Class	VY® American Century Small- Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$544,170	$2,066	$2,332	$1,535	$1,533
Total assets	544,170	2,066	2,332	1,535	1,533
Net assets	$544,170	$2,066	$2,332	$1,535	$1,533
Net assets
Accumulation units	544,170	2,066	2,332	1,535	1,533
Total net assets	$544,170	$2,066	$2,332	$1,535	$1,533
Total number of mutual fund shares	35,966,273	145,403	154,531	53,679	72,579
Cost of mutual fund shares	$427,479	$1,672	$1,804	$1,173	$1,320

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$1,001	$69,784	$1,925	$811	$376,361
Total assets	1,001	69,784	1,925	811	376,361
Net assets	$1,001	$69,784	$1,925	$811	$376,361
Net assets
Accumulation units	1,001	69,784	1,925	811	376,361
Total net assets	$1,001	$69,784	$1,925	$811	$376,361
Total number of mutual fund shares	48,058	3,229,239	37,228	15,396	7,197,575
Cost of mutual fund shares	$832	$47,386	$1,683	$681	$317,789

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
 December 31, 2021
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® Invesco Global Portfolio - Adviser Class	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$314,095	$1,092	$3,428	$138,571	$1,918
Total assets	314,095	1,092	3,428	138,571	1,918
Net assets	$314,095	$1,092	$3,428	$138,571	$1,918
Net assets
Accumulation units	314,095	1,092	3,428	138,571	1,918
Total net assets	$314,095	$1,092	$3,428	$138,571	$1,918
Total number of mutual fund shares	6,104,856	44,477	130,773	5,580,807	99,666
Cost of mutual fund shares	$266,396	$868	$2,380	$105,802	$1,738

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
 December 31, 2021
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	Voya Strategic Allocation Conservative Portfolio - Class S
Assets
Investments in mutual funds at fair value	$87,003	$1,195	$8,479	$4,530	$2,560
Total assets	$87,003	$1,195	$8,479	$4,530	$2,560
Net assets	$87,003	$1,195	$8,479	$4,530	$2,560
Net assets
Accumulation units	$87,003	$1,195	$8,479	$4,530	$2,560
Total net assets	$87,003	$1,195	$8,479	$4,530	$2,560
Total number of mutual fund shares	$4,411,934	$96,130	$610,886	$44,259	$181,410
Cost of mutual fund shares	$78,492	$1,049	$6,886	$3,632	$2,272

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class A	Voya Global High Dividend Low Volatility Portfolio - Class S
Assets
Investments in mutual funds at fair value	$490	$939	$77	$24	$434,380
Total assets	490	939	77	24	434,380
Net assets	$490	$939	$77	$24	$434,380
Net assets
Accumulation units	490	939	77	24	434,380
Total net assets	$490	$939	$77	$24	$434,380
Total number of mutual fund shares	27,827	57,732	3,402	1,931	35,144,031
Cost of mutual fund shares	$388	$791	$77	$19	$342,644

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds at fair value	$124,574	$64,116	$48,129	$458,722	$17,053
Total assets	124,574	64,116	48,129	458,722	17,053
Net assets	$124,574	$64,116	$48,129	$458,722	$17,053
Net assets
Accumulation units	124,574	64,116	48,129	458,722	17,053
Total net assets	$124,574	$64,116	$48,129	$458,722	$17,053
Total number of mutual fund shares	3,587,959	2,493,803	1,788,533	38,907,696	1,426,991
Cost of mutual fund shares	$95,452	$48,876	$35,963	$370,752	$13,709

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class A	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I
Assets
Investments in mutual funds at fair value	$701,914	$18,911	$932	$1,834,579	$7
Total assets	701,914	18,911	932	1,834,579	7
Net assets	$701,914	$18,911	$932	$1,834,579	$7
Net assets
Accumulation units	701,914	18,911	932	1,834,579	7
Total net assets	$701,914	$18,911	$932	$1,834,579	$7
Total number of mutual fund shares	9,728,530	563,327	27,057	53,642,659	242
Cost of mutual fund shares	$409,561	$16,756	$876	$1,572,504	$5

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A
Assets
Investments in mutual funds at fair value	$1,338,597	$1,361,352	$4,137	$190,511	$2,956
Total assets	1,338,597	1,361,352	4,137	190,511	2,956
Net assets	$1,338,597	$1,361,352	$4,137	$190,511	$2,956
Net assets
Accumulation units	1,338,597	1,361,352	4,137	190,511	2,956
Total net assets	$1,338,597	$1,361,352	$4,137	$190,511	$2,956
Total number of mutual fund shares	47,738,831	28,197,010	301,996	13,397,414	174,421
Cost of mutual fund shares	$1,204,549	$1,232,181	$3,811	$170,338	$2,387

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
 SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2021
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class A	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class A
Assets
Investments in mutual funds at fair value	$358,187	$496	$63,980	$166,146	$1,594
Total assets	358,187	496	63,980	166,146	1,594
Net assets	$358,187	$496	$63,980	$166,146	$1,594
Net assets
Accumulation units	358,187	496	63,980	166,146	1,594
Total net assets	$358,187	$496	$63,980	$166,146	$1,594
Total number of mutual fund shares	20,502,994	25,130	3,119,455	15,498,664	69,847
Cost of mutual fund shares	$278,351	$454	$57,296	$168,066	$1,579

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities December 31, 2021
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Allspring VT Omega Growth Fund - Class 2	Allspring VT Index Asset Allocation Fund - Class 2	Allspring VT Small Cap Growth Fund - Class 2
Assets
Investments in mutual funds at fair value	$26,133	$444	$754	$159
Total assets	26,133	444	754	159
Net assets	$26,133	$444	$754	$159
Net assets
Accumulation units	26,133	444	754	159
Total net assets	$26,133	$444	$754	$159
Total number of mutual fund shares	1,071,449	10,653	32,901	11,351
Cost of mutual fund shares	$24,441	$325	$556	$128

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Invesco V.I. Balanced- Risk Allocation Fund - Series II Shares	American Funds Insurance Series Blue Chip Income & Growth Fund - Class 4	American Funds Insurance Series Bond Fund - Class 4	American Funds Insurance Series Capital Income Builder Fund - Class 4	American Funds Insurance Series Global Growth Fund - Class 4
Net investment income (loss)
Investment Income:
Dividends	$3	$67	$30	$56	$6
Expenses:
Mortality and expense risk charges	2	54	24	22	22
Total expenses	2	54	24	22	22
Net investment income (loss)	1	13	6	34	(16)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	104	50	86	98
Capital gains distributions	4	—	118	—	132
Total realized gain (loss) on investments and capital gains distributions	6	104	168	86	230
Net unrealized appreciation (depreciation) of investments	(8)	1,097	(235)	171	149
Net realized and unrealized gain (loss) on investments	(2)	1,201	(67)	257	379
Net increase (decrease) in net assets resulting from operations	$(1)	$1,214	$(61)	$291	$363

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	American Funds Insurance Series Growth Fund - Class 4	American Funds Insurance Series International Fund - Class 4	American Funds Insurance Series New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III
Net investment income (loss)
Investment Income:
Dividends	$7	$38	$10	$62	$4,555
Expenses:
Mortality and expense risk charges	103	14	15	39	9,729
Total expenses	103	14	15	39	9,729
Net investment income (loss)	(96)	24	(5)	23	(5,174)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	581	23	56	49	11,417
Capital gains distributions	1,488	—	55	611	89,387
Total realized gain (loss) on investments and capital gains distributions	2,069	23	111	660	100,804
Net unrealized appreciation (depreciation) of investments	141	(86)	(53)	132	(69,786)
Net realized and unrealized gain (loss) on investments	2,210	(63)	58	792	31,018
Net increase (decrease) in net assets resulting from operations	$2,114	$(39)	$53	$815	$25,844

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	BlackRock High Yield V.I. Fund - Class III	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	Columbia VP Seligman Global Technology Fund - Class 2	Columbia Small Cap Value Fund, Variable Series - Class 2	Columbia Small Company Growth Fund, Variable Series - Class 1
Net investment income (loss)
Investment Income:
Dividends	$105	$7	$12	$310	$—
Expenses:
Mortality and expense risk charges	21	4	40	1,125	1
Total expenses	21	4	40	1,125	1
Net investment income (loss)	84	3	(28)	(815)	(1)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	11	119	1,231	2
Capital gains distributions	7	31	467	—	14
Total realized gain (loss) on investments and capital gains distributions	10	42	586	1,231	16
Net unrealized appreciation (depreciation) of investments	9	(13)	698	13,887	(18)
Net realized and unrealized gain (loss) on investments	19	29	1,284	15,118	(2)
Net increase (decrease) in net assets resulting from operations	$103	$32	$1,256	$14,303	$(3)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Columbia VP Large Cap Growth Fund - Class 1	DWS Core Equity VIP - Class B	DWS Alternative Asset Allocation VIP - Class B	DWS High Income VIP - Class B	Eaton Vance VT Floating- Rate Income Fund - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$—	$5	$13	$5	$108
Expenses:
Mortality and expense risk charges	2	13	9	1	34
Total expenses	2	13	9	1	34
Net investment income (loss)	(2)	(8)	4	4	74
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	5	(25)	6	—	(10)
Capital gains distributions	—	54	—	—	—
Total realized gain (loss) on investments and capital gains distributions	5	29	6	—	(10)
Net unrealized appreciation (depreciation) of investments	32	242	71	(1)	35
Net realized and unrealized gain (loss) on investments	37	271	77	(1)	25
Net increase (decrease) in net assets resulting from operations	$35	$263	$81	$3	$99

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Federated Hermes High Income Bond Fund II - Service Shares	Federated Hermes Kaufmann Fund II - Service Shares	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Net investment income (loss)
Investment Income:
Dividends	$36	$—	$85	$1	$9
Expenses:
Mortality and expense risk charges	8	5	28	3	10
Total expenses	8	5	28	3	10
Net investment income (loss)	28	(5)	57	(2)	(1)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(4)	38	5	5	1
Capital gains distributions	—	44	55	8	2
Total realized gain (loss) on investments and capital gains distributions	(4)	82	60	13	3
Net unrealized appreciation (depreciation) of investments	(3)	(73)	(20)	36	20
Net realized and unrealized gain (loss) on investments	(7)	9	40	49	23
Net increase (decrease) in net assets resulting from operations	$21	$4	$97	$47	$22

The accompanying notes are an integral part of these financial statements.

Contents

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)
	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
Net investment income (loss) Investment Income:
Dividends	$11	$1	$88	$27	$—
Expenses:
Mortality and expense risk charges	11	1	94	5	26
Total expenses	11	1	94	5	26
Net investment income (loss)	—	—	(6)	22	(26)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(10)	11	(247)	(2)	(148)
Capital gains distributions	19	2	232	—	—
Total realized gain (loss) on investments and capital gains distributions	9	13	(15)	(2)	(148)
Net unrealized appreciation (depreciation) of investments	113	(3)	1,822	(8)	(19)
Net realized and unrealized gain (loss) on investments	122	10	1,807	(10)	(167)
Net increase (decrease) in net assets resulting from operations	$122	$10	$1,801	$12	$(193)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Delaware Ivy VIP Securian Real Estate Securities -	Delaware Ivy VIP Asset Strategy -	Delaware Ivy VIP Balanced -	Delaware Ivy VIP Energy -	Delaware Ivy VIP High Income - Class
	Class II	Class II	Class II	Class II	II
Net investment income (loss) Investment Income:
Dividends	$2	$6	$11	$36	$74
Expenses:
Mortality and expense risk charges	2	2	12	28	9
Total expenses	2	2	12	28	9
Net investment income (loss)	—	4	(1)	8	65
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	4	12	7	582	(2)
Capital gains distributions	3	39	70	—	—
Total realized gain (loss) on investments and capital gains distributions	7	51	77	582	(2)
Net unrealized appreciation (depreciation) of investments	67	(18)	82	151	3
Net realized and unrealized gain (loss) on investments	74	33	159	733	1
Net increase (decrease) in net assets resulting from operations	$74	$37	$158	$741	$66

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Delaware Ivy VIP Balanced – Class II	Delaware Ivy VIP Mid Cap Growth – Class II	Delaware Ivy VIP Science and Technology – Class II	Delaware Ivy VIP Smid Cap Core - Class II	Delaware Ivy VIP Small Cap Growth - Class II
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$—	$—	$10
Expenses:
Mortality and expense risk charges	$—	$3	$8	$3	$9
Total expenses	$—	$3	$8	$3	$9
Net investment income (loss)	$—	$(3)	$(8)	$(3)	$1
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	$1	$34	$47	$1	$29
Capital gains distributions	$—	$59	$331	$—	$125
Total realized gain (loss) on investments and capital gains distributions	$1	$93	$378	$1	$154
Net unrealized appreciation (depreciation) of investments	$—	$(18)	$(219)	$46	$(117)
Net realized and unrealized gain (loss) on investments	$1	$75	$159	$47	$37
Net increase (decrease) in net assets resulting from operations	$1	$72	$151	$44	$38

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Janus Henderson Balanced Portfolio – Service Shares	Janus Henderson Enterprise Portfolio – Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	ClearBridge Var Aggressive Growth Portfolio II	ClearBridge Variable Mid Cap Portfolio – Class II
Net investment income (loss) Investment Income:
Dividends	$39	$5	$18	$1	$—
Expenses:
Mortality and expense risk charges	38	19	5	3	2
Total expenses	38	19	5	3	2
Net investment income (loss)	1	(14)	13	(2)	(2)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	255	64	10	11	3
Capital gains distributions	24	185	14	77	39
Total realized gain (loss) on investments and capital gains distributions	279	249	24	88	42
Net unrealized appreciation (depreciation) of investments	395	58	(54)	(69)	11
Net realized and unrealized gain (loss) on investments	674	307	(30)	19	53
Net increase (decrease) in net assets resulting from operations	$675	$293	$(17)	$17	$51

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Western Asset Core Plus VIT Portfolio – Class I	MFS VIT II Income Portfolio – Service Class	MFS VIT Research Series Portfolio – Service Class	MFS VIT International Intrinsic Value Portfolio - Service Class	MFS VIT Value Series – Service Class
Net investment income (loss) Investment Income:
Dividends	$—	$12	$1	$1	$8
Expenses:
Mortality and expense risk charges	—	4	4	5	6
Total expenses	—	4	4	5	6
Net investment income (loss)	—	8	(3)	(4)	2
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	4	8	11	17
Capital gains distributions	—	17	25	14	16
Total realized gain (loss) on investments and capital gains distributions	—	21	33	25	33
Net unrealized appreciation (depreciation) of investments	(1)	(33)	59	25	126
Net realized and unrealized gain (loss) on investments	(1)	(12)	92	50	159
Net increase (decrease) in net assets resulting from operations	$(1)	$(4)	$89	$46	$161

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	MFS VIT III Global Real Estate Portfolio - Service Class	Invesco V.I. Main Street Small Cap Fund - Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco Oppenheimer V.I. International Growth Fund – Series II
Net investment income (loss) Investment Income:
Dividends	$7	$3	$3	$—	$—
Expenses:
Mortality and expense risk charges	7	8	16	5	9
Total expenses	7	8	16	5	9
Net investment income (loss)	—	(5)	(13)	(5)	(9)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	16	3	73	11	41
Capital gains distributions	—	39	102	61	110
Total realized gain (loss) on investments and capital gains distributions	16	42	175	72	151
Net unrealized appreciation (depreciation) of investments	146	115	148	14	(30)
Net realized and unrealized gain (loss) on investments	162	157	323	86	121
Net increase (decrease) in net assets resulting from operations	$162	$152	$310	$81	$112

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Invesco V.I. Core Bond Fund – Series II	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio – Administrative Class	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short- Term Portfolio – Administrative Class
Net investment income (loss) Investment Income:
Dividends	$23	29	$13	$190	$21
Expenses:
Mortality and expense risk charges	11	3	20	38	16
Total expenses	11	3	20	38	16
Net investment income (loss)	12	26	(7)	152	5
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(7)	—	3	34	—
Capital gains distributions	48	—	—	—	—
Total realized gain (loss) on investments and capital gains distributions	41	—	3	34	—
Net unrealized appreciation (depreciation) of investments	(90)	1	(37)	(16)	(22)
Net realized and unrealized gain (loss) on investments	(49)	1	(34)	18	(22)
Net increase (decrease) in net assets resulting from operations	$(37)	$27	$(41)	$170	$(17)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Putnam VT Income Fund – Class 1B
Net investment income (loss) Investment Income:
Dividends	$101	$—	$14	$—	$14
Expenses:
Mortality and expense risk charges	48	94	27	23	9
Total expenses	48	94	27	23	9
Net investment income (loss)	53	(94)	(13)	(23)	5
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	15	3,309	66	(301)	(2)
Capital gains distributions	230	411	—	—	48
Total realized gain (loss) on investments and capital gains distributions	245	3,720	66	(301)	46
Net unrealized appreciation (depreciation) of investments	(420)	(2,586)	248	324	(111)
Net realized and unrealized gain (loss) on investments	(175)	1,134	314	23	(65)
Net increase (decrease) in net assets resulting from operations	$(122)	$1,040	$301	$—	$(60)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Putnam VT International Equity Fund - Class 1B	Putnam VT International Value Fund - Class 1B	Putnam VT Mortgage Securities Fund - Class 1B	Putnam VT Multi-Cap Core Fund – Class IB Shares	Putnam VT Small Cap Value Fund – Class 1B
Net investment income (loss) Investment Income:
Dividends	$—	$—	$—	$3	$3
Expenses:
Mortality and expense risk charges	—	—	7	4	3
Total expenses	—	—	7	4	3
Net investment income (loss)	—	—	(7)	(1)	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	—	(7)	7	—
Capital gains distributions	1	—	—	34	—
Total realized gain (loss) on investments and capital gains distributions	3	—	(7)	41	—
Net unrealized appreciation (depreciation) of investments	(5)	—	(24)	72	116
Net realized and unrealized gain (loss) on investments	(2)	—	(31)	113	116
Net increase (decrease) in net assets resulting from operations	$(2)	$—	$(38)	$112	$116

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio – Service Class	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class A
Net investment income (loss) Investment Income:
Dividends	$—	$—	$23	$40	$93
Expenses:
Mortality and expense risk charges	53	55	14	30	27
Total expenses	53	55	14	30	27
Net investment income (loss)	(53)	(55)	9	10	66
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	548	287	42	104	6
Capital gains distributions	719	412	52	41	—
Total realized gain (loss) on investments and capital gains distributions	1,267	699	94	145	6
Net unrealized appreciation (depreciation) of investments	(209)	85	73	210	(158)
Net realized and unrealized gain (loss) on investments	1,058	784	167	355	(152)
Net increase (decrease) in net assets resulting from operations	$1,005	$729	$176	$365	$(86)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Intermediate Bond Portfolio – Class S	Voya Balanced Income Portfolio – Adviser Class	Voya Balanced Income Portfolio – Service Class	Voya Balanced Income Portfolio - Service 2 Class	Voya Global Perspectives® Portfolio – Class A
Net investment income (loss) Investment Income:
Dividends	$53,258	$35	$5,842	$94	$3,043
Expenses:
Mortality and expense risk charges	32,500	15	4,368	81	1,570
Total expenses	32,500	15	4,368	81	1,570
Net investment income (loss)	20,758	20	1,474	13	1,473
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,976	(15)	(1,053)	(95)	1,936
Capital gains distributions	60	—	—	—	2,425
Total realized gain (loss) on investments and capital gains distributions	3,036	(15)	(1,053)	(95)	4,361
Net unrealized appreciation (depreciation) of investments	(78,009)	117	16,793	389	(2,178)
Net realized and unrealized gain (loss) on investments	(74,973)	102	15,740	294	2,183
Net increase (decrease) in net assets resulting from operations	$(54,215)	$122	$17,214	$307	$3,656

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Class I	Voya Government Liquid Assets Portfolio - Service Class	Voya Government Liquid Assets Portfolio - Service 2 Class	Voya High Yield Portfolio – Adviser Class	Voya High Yield Portfolio – Service Class
Net investment income (loss) Investment Income:
Dividends	$—	$—	$—	$27	$10,649
Expenses:
Mortality and expense risk charges	6	5,107	113	5	3,709
Total expenses	6	5,107	113	5	3,709
Net investment income (loss)	(6)	(5,107)	(113)	22	6,940
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	—	1	(1,020)
Capital gains distributions	—	90	2	—	—
Total realized gain (loss) on investments and capital gains distributions	—	90	2	1	(1,020)
Net unrealized appreciation (depreciation) of investments	—	—	—	(2)	592
Net realized and unrealized gain (loss) on investments	—	90	2	(1)	(428)
Net increase (decrease) in net assets resulting from operations	$(6)	$(5,017)	$(111)	$21	$6,512

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Large Cap Growth Portfolio – Adviser Class	Voya Large Cap Growth Portfolio – Institutional Class	Voya Large Cap Growth Portfolio – Service Class	Voya Large Cap Growth Portfolio – Service 2 Class	Voya Large Cap Value Portfolio – Adviser Class
Net investment income (loss) Investment Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	28,270	1	22,623	271	2
Total expenses	28,270	1	22,623	271	2
Net investment income (loss)	(28,270)	(1)	(22,623)	(271)	(2)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	27,309	—	36,502	288	63
Capital gains distributions	333,634	15	249,796	2,790	5
Total realized gain (loss) on investments and capital gains distributions	360,943	15	286,298	3,078	68
Net unrealized appreciation (depreciation) of investments	(81,603)	(1)	(55,516)	(544)	11
Net realized and unrealized gain (loss) on investments	279,340	14	230,782	2,534	79
Net increase (decrease) in net assets resulting from operations	$251,070	$13	$208,159	$2,263	$77

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Large Cap Value Portfolio – Service Class	Voya Limited Maturity Bond Portfolio – Service Class	Voya Retirement Conservative Portfolio – Adviser Class	Voya Retirement Growth Portfolio – Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Net investment income (loss) Investment Income:
Dividends	$685	$219	$6,721	$40,224	$28,101
Expenses:
Mortality and expense risk charges	8,686	249	5,553	42,012	27,829
Total expenses	8,686	249	5,553	42,012	27,829
Net investment income (loss)	(8,001)	(30)	1,168	(1,788)	272
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	107,904	15	3,105	134,536	67,047
Capital gains distributions	7,370	—	6,693	98,223	67,699
Total realized gain (loss) on investments and capital gains distributions	115,274	15	9,798	232,759	134,746
Net unrealized appreciation (depreciation) of investments	8,775	(250)	(2,027)	72,427	45,572
Net realized and unrealized gain (loss) on investments	124,049	(235)	7,771	305,186	180,318
Net increase (decrease) in net assets resulting from operations	$116,048	$(265)	$8,939	$303,398	$180,590

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Retirement Moderate Portfolio – Adviser Class	Voya U.S. Stock Index Portfolio – Service Class	VY® BlackRock Inflation Protected Bond Portfolio – Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio – Service Class	VY® Clarion Global Real Estate Portfolio – Adviser Class
Net investment income (loss) Investment Income:
Dividends	$16,087	$2,033	$41	$3,868	$5
Expenses:
Mortality and expense risk charges	14,681	4,225	13	2,716	1
Total expenses	14,681	4,225	13	2,716	1
Net investment income (loss)	1,406	(2,192)	28	1,152	4
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	25,521	7,622	34	2,628	—
Capital gains distributions	34,564	22,490	—	—	—
Total realized gain (loss) on investments and capital gains distributions	60,085	30,112	34	2,628	—
Net unrealized appreciation (depreciation) of investments	2,226	26,437	7	851	53
Net realized and unrealized gain (loss) on investments	62,311	56,549	41	3,479	53
Net increase (decrease) in net assets resulting from operations	$63,717	$54,357	$69	$4,631	$57

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio – Service Class	VY® Clarion Global Real Estate Portfolio – Service 2 Class	VY® Clarion Real Estate Portfolio – Adviser Class	VY® Clarion Real Estate Portfolio – Service Class	VY® Clarion Real Estate Portfolio – Service 2 Class
Net investment income (loss) Investment Income:
Dividends	$1,385	$18	$10	$1,832	$143
Expenses:
Mortality and expense risk charges	880	14	4	1,839	171
Total expenses	880	14	4	1,839	171
Net investment income (loss)	505	4	6	(7)	(28)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,803	27	16	12,460	1,031
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments and capital gains distributions	2,803	27	16	12,460	1,031
Net unrealized appreciation (depreciation) of investments	11,108	162	240	29,448	2,665
Net realized and unrealized gain (loss) on investments	13,911	189	256	41,908	3,696
Net increase (decrease) in net assets resulting from operations	$14,416	$193	$262	$41,901	$3,668

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio – Adviser Class	VY® Invesco Growth and Income Portfolio – Service Class	VY® Invesco Growth and Income Portfolio – Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio – Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio – Service Class
Net investment income (loss) Investment Income:
Dividends	$11	$3,443	$285	$—	$—
Expenses:
Mortality and expense risk charges	8	4,519	447	15	5,264
Total expenses	8	4,519	447	15	5,264
Net investment income (loss)	3	(1,076)	(162)	(15)	(5,264)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(3,337)	(633)	55	15,358
Capital gains distributions	—	—	—	120	21,892
Total realized gain (loss) on investments and capital gains distributions	—	(3,337)	(633)	175	37,250
Net unrealized appreciation (depreciation) of investments	220	64,831	6,367	(332)	(65,514)
Net realized and unrealized gain (loss) on investments	220	61,494	5,734	(157)	(28,264)
Net increase (decrease) in net assets resulting from operations	$223	$60,418	$5,572	$(172)	$(33,528)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio – Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio – Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio – Service Class	VY® Morgan Stanley Global Franchise Portfolio – Service 2 Class
Net investment income (loss) Investment Income:
Dividends	$—	$—	$11	$1,651	$200
Expenses:
Mortality and expense risk charges	186	12	19	4,521	715
Total expenses	186	12	19	4,521	715
Net investment income (loss)	(186)	(12)	(8)	(2,870)	(515)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	597	(33)	23	6,620	545
Capital gains distributions	751	77	204	20,800	3,156
Total realized gain (loss) on investments and capital gains distributions	1,348	44	227	27,420	3,701
Net unrealized appreciation (depreciation) of investments	(2,295)	189	204	20,355	3,513
Net realized and unrealized gain (loss) on investments	(947)	233	431	47,775	7,214
Net increase (decrease) in net assets resulting from operations	$(1,133)	$221	$423	$44,905	$6,699

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio – Service Class	VY® T. Rowe Price Capital Appreciation Portfolio – Service 2 Class	VY® T. Rowe Price Equity Income Portfolio – Adviser Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss) Investment Income:
Dividends	$288	$19,107	$322	$2	$2
Expenses:
Mortality and expense risk charges	399	43,261	983	11	5
Total expenses	399	43,261	983	11	5
Net investment income (loss)	(111)	(24,154)	(661)	(9)	(3)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	842	64,265	1,555	(13)	14
Capital gains distributions	6,261	284,835	6,242	28	14
Total realized gain (loss) on investments and capital gains distributions	7,103	349,100	7,797	15	28
Net unrealized appreciation (depreciation) of investments	1,103	51,901	784	264	(27)
Net realized and unrealized gain (loss) on investments	8,206	401,001	8,581	279	1
Net increase (decrease) in net assets resulting from operations	$8,095	$376,847	$7,920	$270	$(2)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio – Service Class	Voya Global Bond Portfolio – Adviser Class	Voya Global Bond Portfolio – Service Class	Voya International High Dividend Low Volatility Portfolio – Adviser Class	Voya International High Dividend Low Volatility Portfolio - Service Class
Net investment income (loss) Investment Income:
Dividends	$782	$12	$84	$16	$5,576
Expenses:
Mortality and expense risk charges	2,229	4	32	8	4,543
Total expenses	2,229	4	32	8	4,543
Net investment income (loss)	(1,447)	8	52	8	1,033
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	6,680	(2)	(8)	(46)	1,211
Capital gains distributions	3,163	14	88	0	—
Total realized gain (loss) on investments and capital gains distributions	9,843	12	80	(46)	1,211
Net unrealized appreciation (depreciation) of investments	(8,275)	(50)	(329)	119	21,947
Net realized and unrealized gain (loss) on investments	1,568	(38)	(249)	73	23,158
Net increase (decrease) in net assets resulting from operations	$121	$(30)	$(197)	$81	$24,191

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio – Service Class	Voya Solution 2035 Portfolio – Adviser Class	Voya Solution 2035 Portfolio – Service Class	Voya Solution 2045 Portfolio – Adviser Class
Net investment income (loss) Investment Income:
Dividends	$33	$387	$2	$177	$2
Expenses:
Mortality and expense risk charges	10	145	1	91	1
Total expenses	10	145	1	91	1
Net investment income (loss)	23	242	1	86	1
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	17	227	4	341	1
Capital gains distributions	59	626	5	328	7
Total realized gain (loss) on investments and capital gains distributions	76	853	9	669	8
Net unrealized appreciation (depreciation) of investments	(18)	177	4	293	5
Net realized and unrealized gain (loss) on investments	58	1,030	13	962	13
Net increase (decrease) in net assets resulting from operations	$81	$1,272	$14	$1,048	$14

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Solution 2045 Portfolio – Service Class	Voya Solution 2055 Portfolio – Adviser Class	Voya Solution Income Portfolio – Adviser Class	Voya Solution Income Portfolio – Service Class	Voya Solution Moderately Aggressive Portfolio – Service Class
Net investment income (loss) Investment Income:
Dividends	$14	$5	$20	$356	$8,733
Expenses:
Mortality and expense risk charges	10	1	5	130	9,339
Total expenses	10	1	5	130	9,339
Net investment income (loss)	4	4	15	226	(606)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	22	—	27	201	13,968
Capital gains distributions	52	35	27	448	—
Total realized gain (loss) on investments and capital gains distributions	74	35	54	649	13,968
Net unrealized appreciation (depreciation) of investments	55	(28)	(28)	(231)	64,151
Net realized and unrealized gain (loss) on investments	129	7	26	418	78,119
Net increase (decrease) in net assets resulting from operations	$133	$11	$41	$644	$77,513

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio – Service Class	VY® Baron Growth Portfolio – Adviser Class	VY® Columbia Contrarian Core Portfolio – Adviser Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net investment income (loss) Investment Income:
Dividends	$14	$19	$—	$3	$2
Expenses:
Mortality and expense risk charges	16	24	11	11	9
Total expenses	16	24	11	11	9
Net investment income (loss)	(2)	(5)	(11)	(8)	(7)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	17	83	(35)	(5)	3
Capital gains distributions	—	—	123	160	3
Total realized gain (loss) on investments and capital gains distributions	17	83	88	155	6
Net unrealized appreciation (depreciation) of investments	368	464	193	139	213
Net realized and unrealized gain (loss) on investments	385	547	281	294	219
Net increase (decrease) in net assets resulting from operations	$383	$542	$270	$286	$212

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio – Service Class	VY® Invesco Equity and Income Portfolio – Adviser Class	VY® Invesco Equity and Income Portfolio – Initial Class	VY® Invesco Equity and Income Portfolio – Service Class	VY® Invesco Equity and Income Portfolio – Service 2 Class
Net investment income (loss) Investment Income:
Dividends	$173	$18	$11	$4,359	$3,258
Expenses:
Mortality and expense risk charges	1,273	16	6	6,679	5,439
Total expenses	1,273	16	6	6,679	5,439
Net investment income (loss)	(1,100)	2	5	(2,320)	(2,181)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	10,537	18	13	3,823	4,500
Capital gains distributions	256	22	9	4,515	3,770
Total realized gain (loss) on investments and capital gains distributions	10,793	40	22	8,338	8,270
Net unrealized appreciation (depreciation) of investments	9,957	232	100	52,775	41,069
Net realized and unrealized gain (loss) on investments	20,750	272	122	61,113	49,339
Net increase (decrease) in net assets resulting from operations	$19,650	$274	$127	$58,793	$47,158

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® Invesco Global Portfolio – Adviser Class	VY® Invesco Global Portfolio – Initial Class	VY® Invesco Global Portfolio – Service Class	VY® JPMorgan Mid Cap Value Portfolio – Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net investment income (loss) Investment Income:
Dividends	$—	$—	$—	$8	$546
Expenses:
Mortality and expense risk charges	8	41	2,373	17	1,544
Total expenses	8	41	2,373	17	1,544
Net investment income (loss)	(8)	(41)	(2,373)	(9)	(998)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	171	6,839	(24)	(1,884)
Capital gains distributions	48	151	6,404	66	3,135
Total realized gain (loss) on investments and capital gains distributions	50	322	13,243	42	1,251
Net unrealized appreciation (depreciation) of investments	89	165	6,558	409	20,995
Net realized and unrealized gain (loss) on investments	139	487	19,801	451	22,246
Net increase (decrease) in net assets resulting from operations	$131	$446	$17,428	$442	$21,248

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio – Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio – Service Class	VY® T. Rowe Price Growth Equity Portfolio – Adviser Class	Voya Strategic Allocation Conservative Portfolio – Class S	Voya Strategic Allocation Growth Portfolio – Class S
Net investment income (loss) Investment Income:
Dividends	$—	$—	$—	$59	$9
Expenses:
Mortality and expense risk charges	14	93	32	26	5
Total expenses	14	93	32	26	5
Net investment income (loss)	(14)	(93)	(32)	33	4
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	67	506	161	25	10
Capital gains distributions	205	1,335	394	6	10
Total realized gain (loss) on investments and capital gains distributions	272	1,841	555	31	20
Net unrealized appreciation (depreciation) of investments	(123)	(722)	237	125	49
Net realized and unrealized gain (loss) on investments	149	1,119	792	156	69
Net increase (decrease) in net assets resulting from operations	$135	$1,026	$760	$189	$73

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio – Class S	Voya Growth and Income Portfolio – Class A	Voya Growth and Income Portfolio – Class I	Voya Growth and Income Portfolio – Class S	Voya Global High Dividend Low Volatility Portfolio – Class A
Net investment income (loss) Investment Income:
Dividends	$19	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	$10	$11,903	$8	$6,534	$—
Total expenses	$10	$11,903	$8	$6,534	$—
Net investment income (loss)	$9	$(11,903)	$(8)	$(6,534)	$—
Realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments	$14	$183,837	$166	$98,887	$—
Capital gains distributions	$28	$22,386	$19	$12,119	$—
Total realized gain (loss) on investments and capital gains distributions	$42	$206,223	$185	$111,006	$—
Net unrealized appreciation (depreciation) of investments	$54	$(33,956)	$(33)	$(16,694)	$4
Net realized and unrealized gain (loss) on investments	$96	$172,267	$152	$94,312	$4
Net increase (decrease) in net assets resulting from operations	$105	$160,364	$144	$87,778	$4

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio – Class S	Voya Index Plus LargeCap Portfolio – Class S	Voya Index Plus MidCap Portfolio – Class S	Voya Index Plus SmallCap Portfolio – Class S	Voya International Index Portfolio - Class A
Net investment income (loss) Investment Income:
Dividends	$9,998	$1,010	$458	$254	$7,962
Expenses:
Mortality and expense risk charges	7,567	1,969	1,077	844	8,275
Total expenses	7,567	1,969	1,077	844	8,275
Net investment income (loss)	2,431	(959)	(619)	(590)	(313)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	14,384	9,825	988	5,432	12,755
Capital gains distributions	—	7,993	232	—	—
Total realized gain (loss) on investments and capital gains distributions	14,384	17,818	1,220	5,432	12,755
Net unrealized appreciation (depreciation) of investments	57,415	12,143	13,941	6,469	26,888
Net realized and unrealized gain (loss) on investments	71,799	29,961	15,161	11,901	39,643
Net increase (decrease) in net assets resulting from operations	$74,230	$29,002	$14,542	$11,311	$39,330

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class A	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S
Net investment income (loss) Investment income:
Dividends	$338	$2,073	$29	$0	$4,301
Expenses:
Mortality and expense risk charges	305	11,553	63	2	13,215
Total expenses	305	11,553	63	2	13,215
Net investment income (loss)	33	(9,480)	(34)	(2)	(8,914)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	548	78,247	161	1	81,072
Capital gains distributions	—	2,951	146	—	19,114
Total realized gain (loss) on investments and capital gains distributions	548	81,198	307	1	100,186
Net unrealized appreciation (depreciation) of investments	941	91,900	1,496	56	95,493
Net realized and unrealized gain (loss) on investments	1,489	173,098	1,803	57	195,679
Net increase (decrease) in net assets resulting from operations	$1,522	$163,618	$1,769	$55	$186,765

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
 Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S
Net investment income (loss) Investment Income:
Dividends	$—	$13,460	$125	$24	$1,486
Expenses:
Mortality and expense risk charges	—	14,718	13,135	31	3,442
Total expenses	—	14,718	13,135	31	3,442
Net investment income (loss)	—	(1,258)	(13,010)	(7)	(1,956)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	20,653	50,974	(41)	(245)
Capital gains distributions	—	—	19,545	376	18,084
Total realized gain (loss) on investments and capital gains distributions	—	20,653	70,519	335	17,839
Net unrealized appreciation (depreciation) of investments	1	132,188	(14,539)	396	17,259
Net realized and unrealized gain (loss) on investments	1	152,841	55,980	731	35,098
Net increase (decrease) in net assets resulting from operations	$1	$151,583	$42,970	$724	$33,142

The accompanying notes are an integral part of these financial statements.

Contents

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class A	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Net investment income (loss) Investment Income:
Dividends	$9	$1,853	$—	$—	$3,358
Expenses:
Mortality and expense risk charges	$24	$7,240	$6	$1,161	$3,075
Total expenses	$24	$7,240	$6	$1,161	$3,075
Net investment income (loss)	$(15)	$(5,387)	$(6)	$(1,161)	$283
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	$69	$17,343	$(4)	$161	$989
Capital gains distributions	$—	$—	$2	$274	$2,045
Total realized gain (loss) on investments and capital gains distributions	$69	$17,343	$(2)	$435	$3,034
Net unrealized appreciation (depreciation) of investments	$305	$34,042	$67	$8,605	$(10,556)
Net realized and unrealized gain (loss) on investments	$374	$51,385	$65	$9,040	$(7,522)
Net increase (decrease) in net assets resulting from operations	$359	$45,998	$59	$7,879	$(7,239)

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Allspring VT Omega Growth Fund - Class 2
Net investment income (loss) Investment Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	11	11,683	13	478	12
Total expenses	11	11,683	13	478	12
Net investment income (loss)	(11)	(11,683)	(13)	(478)	(12)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	385	223,929	1	447	168
Capital gains distributions	267	119,231	169	2,813	77
Total realized gain (loss) on investments and capital gains distributions	652	343,160	170	3,260	245
Net unrealized appreciation (depreciation) of investments	(407)	(225,381)	(108)	(1,950)	(145)
Net realized and unrealized gain (loss) on investments	245	117,779	62	1,310	100
Net increase (decrease) in net assets resulting from operations	$234	$106,096	$49	$832	$88

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2021
(Dollars in thousands)

	Allspring VT Index Asset Allocation Fund - Class 2	Allspring VT Small Cap Growth Fund- Class 2
Net investment income (loss)
Investment Income:
Dividends	$4	$—
Expenses:
Mortality and expense risk charges	14	6
Total expenses	14	6
Net investment income (loss)	(10)	(6)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	29	110
Capital gains distributions	69	45
Total realized gain (loss) on investments and capital gains distributions	98	155
Net unrealized appreciation (depreciation) of investments	6	(122)
Net realized and unrealized gain (loss) on investments	104	33
Net increase (decrease) in net assets resulting from operations	$94	$27

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	American Funds Insurance Series Blue Chip Income & Growth Fund - Class 4	American Funds Insurance Series Bond Fund - Class 4	American Funds Insurance Series Capital Income Builder Fund - Class 4
Net assets at January 1, 2020	$124	$4,508	$2,233	$2,226
Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	25	36	33
Total realized gain (loss) on investments and capital gains distributions	2	(51)	52	7
Net unrealized appreciation (depreciation) of investments	1	350	72	(11)
Net increase (decrease) in net assets resulting from operations	11	324	160	29
Changes from principal transactions:
Premiums	36	479	67	69
Death benefits	—	(9)	(2)	(8)
Surrenders and withdrawals	(28)	(264)	(100)	(125)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(37)	(136)	1,877	(261)
Increase (decrease) in net assets derived from principal transactions	(29)	70	1,842	(325)
Total increase (decrease) in net assets	(18)	394	2,002	(296)
Net assets at December 31, 2020	106	4,902	4,235	1,930
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	13	6	34
Total realized gain (loss) on investments and capital gains distributions	6	104	168	86
Net unrealized appreciation (depreciation) of investments	(8)	1,097	(235)	171
Net increase (decrease) in net assets resulting from operations	(1)	1,214	(61)	291
Changes from principal transactions:
Premiums	2	175	150	48
Death benefits	—	(49)	(18)	(10)
Surrenders and withdrawals	(2)	(423)	(68)	(98)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	936	(166)	(1,709)	(17)
Increase (decrease) in net assets derived from principal transactions	936	(463)	(1,645)	(77)
Total increase (decrease) in net assets	935	751	(1,706)	214
Net assets at December 31, 2021	$1,041	$5,653	$2,529	$2,144

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	American Funds Insurance Series Global Growth Fund - Class 4	American Funds Insurance Series Growth Fund - Class 4	American Funds Insurance Series International Fund - Class 4	American Funds Insurance Series New World Fund - Class 4
Net assets at January 1, 2020	$1,882	$7,805	$1,711	$1,244
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(61)	(5)	(10)
Total realized gain (loss) on investmentsnand capital gains distributions	107	1,036	18	45
Net unrealized appreciation (depreciation) of investments	440	2,970	198	222
Net increase (decrease) in net assets resulting from operations	533	3,945	211	257
Changes from principal transactions:
Premiums	(16)	(370)	51	1
Death benefits	(9)	(27)	—	—
Surrenders and withdrawals	(120)	(678)	(78)	(83)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	12	(331)	(126)	(21)
Increase (decrease) in net assets derived from principal transactions	(133)	(1,407)	(153)	(103)
Total increase (decrease) in net assets	400	2,538	58	154
Net assets at December 31, 2020 Increase (decrease) in net assets	2,282	10,343	1,769	1,398
Operations:
Net investment income (loss)	(16)	(96)	24	(5)

Total realized gain (loss) on investments and capital gains distributions	230	2,069	23	111

Net unrealized appreciation (depreciation) of investments	149	141	(86)	(53)
Net increase (decrease) in net assets resulting from operations	363	2,114	(39)	53
Changes from principal transactions:
Premiums	3	168	138	45
Death benefits	—	(91)	(19)	—
Surrenders and withdrawals	(108)	(783)	(51)	(72)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	216	199	(68)	129
Increase (decrease) in net assets derived from principal transactions	111	(507)	—	102
Total increase (decrease) in net assets	474	1,607	(39)	155
Net assets at December 31, 2021	$2,756	$11,950	$1,730	$1,553

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III	BlackRock High Yield V.I. Fund - Class III	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III
Net assets at January 1, 2020	$4,750	$553,667	$2,816	$139
Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(2,536)	104	1
Total realized gain (loss) on investments and capital gains distributions	48	37,970	(36)	—
Net unrealized appreciation (depreciation) of investments	(62)	55,831	46	19
Net increase (decrease) in net assets resulting from operations	30	91,265	114	20
Changes from principal transactions:
Premiums	258	2,490	192	1
Death benefits	—	(10,369)	(5)	—
Surrenders and withdrawals	(385)	(46,224)	(340)	—
Contract charges	—	(5,149)	—	—
Cost of insurance and administrative charges	—	(63)	—	—
Transfers between Divisions (including fixed account), net	(395)	(12,224)	(402)	55
Increase (decrease) in net assets derived from principal transactions	(522)	(71,539)	(555)	56
Total increase (decrease) in net assets	(492)	19,726	(441)	76
Net assets at December 31, 2020	4,258	573,393	2,375	215
Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	(5,174)	84	3
Total realized gain (loss) on investments and capital gains distributions	660	100,804	10	42
Net unrealized appreciation (depreciation) of investments	132	(69,786)	9	(13)
Net increase (decrease) in net assets resulting from operations	815	25,844	103	32
Changes from principal transactions:
Premiums	91	2,493	106	12
Death benefits	(13)	(13,420)	(21)	—
Surrenders and withdrawals	(393)	(54,615)	(78)	(2)
Contract charges	—	(4,864)	—	—
Cost of insurance and administrative charges	—	(53)	—	—
Transfers between Divisions (including fixed acccount), net	291	7,938	60	188
Increase (decrease) in net assets derived from principal transactions	(24)	(62,521)	67	198
Total increase (decrease) in net assets	791	(36,677)	170	230
Net assets at December 31, 2021	$5,049	$536,716	$2,545	$445

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Columbia VP Seligman Global Technology Fund - Class 2	Columbia Small Cap Value Fund, Variable Series - Class 2	Columbia Small Company Growth Fund, Variable Series - Class 1	Columbia VP Large Cap Growth Fund - Class 1
Net assets at January 1, 2020	$2,167	$60,537	$49	$112
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	(715)	(1)	(2)
Total realized gain (loss) on investments and capital gains distributions	192	(1,687)	2	26
Net unrealized appreciation (depreciation) of investments	830	4,939	34	13
Net increase (decrease) in net assets resulting from operations	998	2,537	35	37
Changes from principal transactions:
Premiums	130	77	—	8
Death benefits	—	(636)	—	—
Surrenders and withdrawals	(221)	(5,501)	(2)	(34)
Contract charges	—	(377)	—	—
Cost of insurance and administrative charges	—	(11)	—	—
Transfers between Divisions (including fixed account), net	121	(701)	1	6
Increase (decrease) in net assets derived from principal transactions	30	(7,149)	(1)	(20)
Total increase (decrease) in net assets	1,028	(4,612)	34	17
Net assets at December 31, 2020	3,195	55,925	83	129
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	(815)	(1)	(2)
Total realized gain (loss) on investments and capital gains distributions	586	1,231	16	5
Net unrealized appreciation (depreciation) of investments	698	13,887	(18)	32
Net increase (decrease) in net assets resulting from operations	1,256	14,303	(3)	35
Changes from principal transactions:
Premiums	145	90	—	—
Death benefits	(40)	(1,478)	—	—
Surrenders and withdrawals	(147)	(8,508)	(3)	(4)
Contract charges	—	(395)	—	—
Cost of insurance and administrative charges	—	(11)	—	—
Transfers between Divisions (including fixed acccount), net	205	(1,470)	—	(1)
Increase (decrease) in net assets derived from principal transactions	163	(11,772)	(3)	(5)
Total increase (decrease) in net assets	1,419	2,531	(6)	30
Net assets at December 31, 2021	$4,614	$58,456	$77	$159

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	DWS Core Equity VIP - Class B	DWS Alternative Asset Allocation VIP - Class B	DWS High Income VIP - Class B	Eaton Vance VT Floating-Rate Income Fund - Initial Class
Net assets at January 1, 2020	$1,249	$751	$140	$4,659
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	9	6	92
Total realized gain (loss) on investments and capital gains distributions	3	(3)	(2)	(98)
Net unrealized appreciation (depreciation) of investments	155	23	1	(13)
Net increase (decrease) in net assets resulting from
operations	157	29	5	(19)
Changes from principal transactions:
Premiums	62	—	9	103
Death benefits	—	—	—	(24)
Surrenders and withdrawals	(78)	(23)	—	(449)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(64)	11	(26)	(669)
Increase (decrease) in net assets derived from principal transactions	(80)	(12)	(17)	(1,039)
Total increase (decrease) in net assets	77	17	(12)	(1,058)
Net assets at December 31, 2020	1,326	768	128	3,601
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	4	4	74
Total realized gain (loss) on investments and capital gains distributions	29	6	—	(10)
Net unrealized appreciation (depreciation) of investments	242	71	(1)	35
Net increase (decrease) in net assets resulting from operations	263	81	3	99
Changes from principal transactions:
Premiums	(2)	—	11	87
Death benefits	—	—	—	(25)
Surrenders and withdrawals	(60)	(72)	(4)	(49)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(220)	1	—	25
Increase (decrease) in net assets derived from principal transactions	(282)	(71)	7	38
Total increase (decrease) in net assets	(19)	10	10	137
Net assets at December 31, 2021	$1,307	$778	$138	$3,738

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Federated Hermes High Income Bond Fund II - Service Shares	Federated Hermes Kaufmann Fund II - Service Shares	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
Net assets at January 1, 2020	$333	$237	$3,882	$373
Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	(3)	77	(1)
Total realized gain (loss) on investments and capital gains distributions	(12)	4	(10)	(33)
Net unrealized appreciation (depreciation) of investments	14	60	136	53
Net increase (decrease) in net assets resulting from operations	16	61	203	19
Changes from principal transactions:
Premiums	23	—	150	(6)
Death benefits	—	—	(25)	—
Surrenders and withdrawals	(26)	(3)	(109)	(108)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(3)	223	(455)	(70)
Increase (decrease) in net assets derived from principal transactions	(6)	220	(439)	(184)
Total increase (decrease) in net assets	10	281	(236)	(165)
Net assets at December 31, 2020	343	518	3,646	208
Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	(5)	57	(2)
Total realized gain (loss) on investments and capital gains distributions	(4)	82	60	13
Net unrealized appreciation (depreciation) of investments	(3)	(73)	(20)	36
Net increase (decrease) in net assets resulting from operations	21	4	97	47
Changes from principal transactions:
Premiums	11	34	199	75
Death benefits	—	—	(10)	(31)
Surrenders and withdrawals	(34)	(31)	(217)	(7)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	478	(21)	(132)	172
Increase (decrease) in net assets derived from principal transactions	455	(18)	(160)	209
Total increase (decrease) in net assets	476	(14)	(63)	256
Net assets at December 31, 2021	$819	$504	$3,583	$464

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2020	$834	$1,001	$60	$7,983
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(1)	26
Total realized gain (loss) on investments and capital gains distributions	6	11	2	(241)
Net unrealized appreciation (depreciation) of investments	53	124	9	422
Net increase (decrease) in net assets resulting from operations	58	135	10	207
Changes from principal transactions:
Premiums	15	32	—	22
Death benefits	—	—	—	(93)
Surrenders and withdrawals	(13)	(60)	(1)	(339)
Contract charges	—	—	—	(33)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	50	4	(62)
Increase (decrease) in net assets derived from principal transactions	2	22	3	(505)
Total increase (decrease) in net assets	60	157	13	(298)
Net assets at December 31, 2020	894	1,158	73	7,685
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	(6)
Total realized gain (loss) on investments and capital gains distributions	3	9	13	(15)
Net unrealized appreciation (depreciation) of investments	20	113	(3)	1,822
Net increase (decrease) in net assets resulting from operations	22	122	10	1,801
Changes from principal transactions:
Premiums	125	60	—	8
Death benefits	—	—	—	(200)
Surrenders and withdrawals	—	(69)	(8)	(509)
Contract charges	—	—	—	(39)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	—	(12)	1	(394)
Increase (decrease) in net assets derived from principal transactions	125	(21)	(7)	(1,134)
Total increase (decrease) in net assets	147	101	3	667
Net assets at December 31, 2021	$1,041	$1,259	$76	$8,352

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2	Delaware Ivy VIP Securian Real Estate Securities - Class II	Delaware Ivy VIP Asset Strategy - Class II
Net assets at January 1, 2020	$996	$4,101	$318	$423
Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	272	2	5
Total realized gain (loss) on investments and capital gains distributions	(9)	(72)	(32)	20
Net unrealized appreciation (depreciation) of investments	(10)	(435)	(26)	18
Net increase (decrease) in net assets resulting from operations	17	(235)	(56)	43
Changes from principal transactions:
Premiums	30	395	11	3
Death benefits	(4)	(15)	—	(3)
Surrenders and withdrawals	(84)	(261)	(88)	(25)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(112)	(407)	3	(63)
Increase (decrease) in net assets derived from principal transactions	(170)	(288)	(74)	(88)
Total increase (decrease) in net assets	(153)	(523)	(130)	(45)
Net assets at December 31, 2020	843	3,578	188	378
Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	(26)	—	4
Total realized gain (loss) on investments and capital gains distributions	(2)	(148)	7	51
Net unrealized appreciation (depreciation) of investments	(8)	(19)	67	(18)
Net increase (decrease) in net assets resulting from operations	12	(193)	74	37
Changes from principal transactions:
Premiums	21	301	(8)	5
Death benefits	—	(18)	(12)	(8)
Surrenders and withdrawals	(55)	(242)	(9)	(37)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(12)	(277)	32	(1)
Increase (decrease) in net assets derived from principal transactions	(46)	(236)	3	(41)
Total increase (decrease) in net assets	(34)	(429)	77	(4)
Net assets at December 31, 2021	$809	$3,149	$265	$374
The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)
	Delaware Ivy VIP Balanced - Class II	Delaware Ivy VIP Energy - Class II	Delaware Ivy VIP High Income - Class II	Delaware Ivy VIP Balanced - Class II
Net assets at January 1, 2020	$834	$430	$1,225	$9
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	10	71	—
Total realized gain (loss) on investments and capital gains distributions	50	(199)	(13)	—
Net unrealized appreciation (depreciation) of investments	65	327	(7)	1
Net increase (decrease) in net assets resulting from operations	118	138	51	1
Changes from principal transactions:
Premiums	65	875	87	1
Death benefits	—	—	—	—
Surrenders and withdrawals	(17)	(50)	(21)	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	80	(170)	(98)	(1)
Increase (decrease) in net assets derived from principal transactions	128	655	(32)	—
Total increase (decrease) in net assets	246	793	19	1
Net assets at December 31, 2020	1,080	1,223	1,244	10
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	8	65	—
Total realized gain (loss) on investments and capital gains distributions	77	582	(2)	1
Net unrealized appreciation (depreciation) of investments	82	151	3	—
Net increase (decrease) in net assets resulting from operations	158	741	66	1
Changes from principal transactions:
Premiums	7	336	69	1
Death benefits	—	—	—	—
Surrenders and withdrawals	(25)	(533)	(45)	—
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(14)	701	(22)	56
Increase (decrease) in net assets derived from principal transactions	(32)	504	2	57
Total increase (decrease) in net assets	126	1,245	68	58
Net assets at December 31, 2021	$1,206	$2,468	$1,312	$68

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Delaware Ivy VIP Mid Cap Growth - Class II	Delaware Ivy VIP Science and Technology - Class II	Delaware Ivy VIP Smid Cap Core - Class II	Delaware Ivy VIP Small Cap Growth - Class II
Net assets at January 1, 2020	$494	$988	$241	$763
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(7)	(2)	(7)
Total realized gain (loss) on investments and capital gains distributions	60	174	(62)	(29)
Net unrealized appreciation (depreciation) of investments	99	125	64	346
Net increase (decrease) in net assets resulting from operations	156	292	—	310
Changes from principal transactions:
Premiums	(4)	(32)	21	9
Death benefits	—	—	—	—
Surrenders and withdrawals	(14)	(46)	(3)	(84)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(131)	(92)	(47)	107
Increase (decrease) in net assets derived from principal transactions	(149)	(170)	(29)	32
Total increase (decrease) in net assets	7	122	(29)	342
Net assets at December 31, 2020	501	1,110	212	1,105
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(8)	(3)	1
Total realized gain (loss) on investments and capital gains distributions	93	378	1	154
Net unrealized appreciation (depreciation) of investments	(18)	(219)	46	(117)
Net increase (decrease) in net assets resulting from operations	72	151	44	38
Changes from principal transactions:	(1)	5	(7)	44
Premiums
Death benefits	—	(13)	—	(37)
Surrenders and withdrawals	(17)	(42)	(10)	(39)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(56)	(49)	30	(117)
Increase (decrease) in net assets derived from principal transactions	(74)	(99)	13	(149)
Total increase (decrease) in net assets	(2)	52	57	(111)
Net assets at December 31, 2021	$499	$1,162	$269	$994

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	ClearBridge Var Aggressive Growth Portfolio II
Net assets at January 1, 2020	$4,478	$2,455	$1,060	$89
Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	(18)	16	—
Total realized gain (loss) on investments and capital gains distributions	187	256	10	9
Net unrealized appreciation (depreciation) of investments	294	31	63	7
Net increase (decrease) in net assets resulting from operations	534	269	89	16
Changes from principal transactions:
Premiums	174	80	5	—
Death benefits	—	—	(7)	—
Surrenders and withdrawals	(196)	(216)	(85)	(3)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(120)	(577)	(137)	3
Increase (decrease) in net assets derived from principal transactions	(142)	(713)	(224)	—
Total increase (decrease) in net assets	392	(444)	(135)	16
Net assets at December 31, 2020	4,870	2,011	925	105
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(14)	13	(2)
Total realized gain (loss) on investments and capital gains distributions	279	249	24	88
Net unrealized appreciation (depreciation) of investments	395	58	(54)	(69)
Net increase (decrease) in net assets resulting from operations	675	293	(17)	17
Changes from principal transactions:
Premiums	40	53	47	1
Death benefits	(29)	—	—	—
Surrenders and withdrawals	(66)	(70)	(136)	(5)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(729)	(141)	(21)	146
Increase (decrease) in net assets derived from principal transactions	(784)	(158)	(110)	142
Total increase (decrease) in net assets	(109)	135	(127)	159
Net assets at December 31, 2021	$4,761	$2,146	$798	$264

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	ClearBridge Variable Mid Cap Portfolio - Class II	Western Asset Core Plus VIT Portfolio - Class I	MFS VIT II Income Portfolio - Service Class	MFS VIT Research Series Portfolio - Service Class
Net assets at January 1, 2020	$133	$10	$299	$468
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	11	(1)
Total realized gain (loss) on investments and capital gains distributions	3	—	8	18
Net unrealized appreciation (depreciation) of investments	16	—	14	38
Net increase (decrease) in net assets resulting from operations	18	—	33	55
Changes from principal transactions:
Premiums	(3)	—	19	9
Death benefits	—	—	—	—
Surrenders and withdrawals	(13)	(5)	(20)	(75)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	13	203	(76)
Increase (decrease) in net assets derived from principal transactions	(16)	8	202	(142)
Total increase (decrease) in net assets	2	8	235	(87)
Net assets at December 31, 2020	135	18	534	381
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	8	(3)
Total realized gain (loss) on investments and capital gains distributions	42	—	21	33
Net unrealized appreciation (depreciation) of investments	11	(1)	(33)	59
Net increase (decrease) in net assets resulting from operations	51	(1)	(4)	89
Changes from principal transactions:
Premiums	16	—	6	16
Death benefits	(18)	—	(47)	—
Surrenders and withdrawals	(2)	(2)	—	(22)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	194	1	(87)	(9)
Increase (decrease) in net assets derived from principal transactions	190	(1)	(128)	(15)
Total increase (decrease) in net assets	241	(2)	(132)	74
Net assets at December 31, 2021	$376	$16	$402	$455

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	MFS VIT International Intrinsic Value Portfolio - Service Class	MFS VIT Value Series - Service Class	MFS VIT III Global Real Estate Portfolio - Service Class	Invesco V.I. Main Street Fund - Series II
Net assets at January 1, 2020	$515	$680	$953	$523
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	3	18	—
Total realized gain (loss) on investments and capital gains distributions	24	(27)	—	50
Net unrealized appreciation (depreciation) of investments	75	32	(79)	14
Net increase (decrease) in net assets resulting from operations	98	8	(61)	64
Changes from principal transactions:
Premiums	15	41	19	—
Death benefits	—	—	—	—
Surrenders and withdrawals	(94)	(22)	(37)	(25)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(37)	(7)	(251)	42
Increase (decrease) in net assets derived from principal transactions	(116)	12	(269)	17
Total increase (decrease) in net assets	(18)	20	(330)	81
Net assets at December 31, 2020	497	700	623	604
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	2	—	(5)
Total realized gain (loss) on investments and capital gains distributions	25	33	16	42
Net unrealized appreciation (depreciation) of investments	25	126	146	115
Net increase (decrease) in net assets resulting from operations	46	161	162	152
Changes from principal transactions:
Premiums	2	(10)	22	18
Death benefits	(5)	(43)	(11)	—
Surrenders and withdrawals	(33)	(26)	(48)	(51)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	4	54	(22)	1
Increase (decrease) in net assets derived from principal transactions	(32)	(25)	(59)	(32)
Total increase (decrease) in net assets	14	136	103	120
Net assets at December 31, 2021	$511	$836	$726	$724

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Invesco V.I. Main Street Small Cap Fund - Series II	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco Oppenheimer V.I. International Growth Fund - Series II	Invesco V.I. Core Bond Fund - Series II
Net assets at January 1, 2020	$1,571	$381	$958	$260
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(3)	—	20
Total realized gain (loss) on investments and capital gains distributions	33	41	10	2
Net unrealized appreciation (depreciation) of investments	238	99	206	19
Net increase (decrease) in net assets resulting from operations	262	137	216	41
Changes from principal transactions:
Premiums	4	(50)	1	11
Death benefits	—	—	(16)	—
Surrenders and withdrawals	(161)	(31)	(85)	(11)
Contract charges	(8)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(148)	(4)	157	1,099
Increase (decrease) in net assets derived from principal transactions	(313)	(85)	57	1,099
Total increase (decrease) in net assets	(51)	52	273	1,140
Net assets at December 31, 2020	1,520	433	1,231	1,400
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(5)	(9)	12
Total realized gain (loss) on investments and capital gains distributions	175	72	151	41
Net unrealized appreciation (depreciation) of investments	148	14	(30)	(90)
Net increase (decrease) in net assets resulting from operations	310	81	112	(37)
Changes from principal transactions:
Premiums	4	(21)	31	13
Death benefits	(14)	—	—	—
Surrenders and withdrawals	(127)	(9)	(65)	(47)
Contract charges	(8)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(164)	74	(98)	(282)
Increase (decrease) in net assets derived from principal transactions	(309)	44	(132)	(316)
Total increase (decrease) in net assets	1	125	(20)	(353)
Net assets at December 31, 2021	$1,521	$558	$1,211	$1,047

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short- Term Portfolio - Administrative Class
Net assets at January 1, 2020	$212	$2,131	$3,755	$2,150
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	10	15	9
Total realized gain (loss) on investments and capital gains distributions	(16)	(1)	(50)	(3)
Net unrealized appreciation (depreciation) of investments	2	44	416	19
Net increase (decrease) in net assets resulting from operations	(9)	53	381	25
Changes from principal transactions:
Premiums	—	79	99	98
Death benefits	—	(14)	(186)	(25)
Surrenders and withdrawals	(1)	(60)	(350)	(225)
Contract charges	—	—	(15)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(132)	327	187	(144)
Increase (decrease) in net assets derived from principal transactions	(133)	332	(265)	(296)
Total increase (decrease) in net assets	(142)	385	116	(271)
Net assets at December 31, 2020	70	2,516	3,871	1,879
Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	(7)	152	5
Total realized gain (loss) on investments and capital gains distributions	—	3	34	—
Net unrealized appreciation (depreciation) of investments	1	(37)	(16)	(22)
Net increase (decrease) in net assets resulting from operations	27	(41)	170	(17)
Changes from principal transactions:
Premiums	2	39	3	125
Death benefits	—	—	(29)	—
Surrenders and withdrawals	—	(197)	(416)	(86)
Contract charges	—	—	(15)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	194	41	333	113
Increase (decrease) in net assets derived from principal transactions	196	(117)	(124)	152
Total increase (decrease) in net assets	223	(158)	46	135
Net assets at December 31, 2021	$293	$2,358	$3,917	$2,014

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity
Net assets at January 1, 2020	$5,171	$6,767	$1,815	$1,516
Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	(107)	10	(12)
Total realized gain (loss) on investments and capital gains distributions	89	739	(8)	(294)
Net unrealized appreciation (depreciation) of investments	233	150	(218)	(109)
Net increase (decrease) in net assets resulting from operations	388	782	(216)	(415)
Changes from principal transactions:
Premiums	357	5	3	2
Death benefits	(15)	(239)	(67)	(38)
Surrenders and withdrawals	(437)	(616)	(134)	(120)
Contract charges	—	(44)	(11)	(8)
Cost of insurance and administrative charges	—	(2)	—	—
Transfers between Divisions (including fixed account), net	340	(91)	15	301
Increase (decrease) in net assets derived from principal transactions	245	(987)	(194)	137
Total increase (decrease) in net assets	633	(205)	(410)	(278)
Net assets at December 31, 2020	5,804	6,562	1,405	1,238
Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	(94)	(13)	(23)
Total realized gain (loss) on investments and capital gains distributions	245	3,720	66	(301)
Net unrealized appreciation (depreciation) of investments	(420)	(2,586)	248	324
Net increase (decrease) in net assets resulting from operations	(122)	1,040	301	—
Changes from principal transactions:
Premiums	406	1	—	5
Death benefits	(62)	(88)	(43)	(28)
Surrenders and withdrawals	(372)	(629)	(233)	(103)
Contract charges	—	(30)	(9)	(7)
Cost of insurance and administrative charges	—	(2)	—	—
Transfers between Divisions (including fixed acccount), net	88	(6,854)	(45)	97
Increase (decrease) in net assets derived from principal transactions	60	(7,602)	(330)	(36)
Total increase (decrease) in net assets	(62)	(6,562)	(29)	(36)
Net assets at December 31, 2021	$5,742	$—	$1,376	$1,202

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Putnam VT Income Fund - Class 1B	Putnam VT International Equity Fund - Class 1B	Putnam VT International Value Fund - Class 1B	Putnam VT Mortgage Securities Fund - Class 1B
Net assets at January 1, 2020	$992	$21	$9	$897
Increase (decrease) in net assets
Operations:
Net investment income (loss)	42	—	—	88
Total realized gain (loss) on investments and capital gains distributions	22	—	—	(13)
Net unrealized appreciation (depreciation) of investments	(8)	2	—	(111)
Net increase (decrease) in net assets resulting from operations	56	2	—	(36)
Changes from principal transactions:
Premiums	60	1	—	42
Death benefits	—	—	—	(3)
Surrenders and withdrawals	(323)	(5)	—	(115)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	345	—	1	176
Increase (decrease) in net assets derived from principal transactions	82	(4)	1	100
Total increase (decrease) in net assets	138	(2)	1	64
Net assets at December 31, 2020	1130	19	10	961
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	—	(7)
Total realized gain (loss) on investments and capital gains distributions	46	3	—	(7)
Net unrealized appreciation (depreciation) of investments	(111)	(5)	—	(24)
Net increase (decrease) in net assets resulting from operations	(60)	(2)	—	(38)
Changes from principal transactions:
Premiums	110	2	—	43
Death benefits	(18)	(17)	—	—
Surrenders and withdrawals	(89)	(1)	—	(116)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(96)	162	13	(18)
Increase (decrease) in net assets derived from principal transactions	(93)	146	13	(91)
Total increase (decrease) in net assets	(153)	144	13	(129)
Net assets at December 31, 2021	$977	$163	$23	$832

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Putnam VT Multi-Cap Core Fund - Class IB Shares	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II
Net assets at January 1, 2020	$191	$298	$5,371	$4,952
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	(45)	(46)
Total realized gain (loss) on investments and capital gains distributions	8	(23)	710	758
Net unrealized appreciation (depreciation) of investments	23	35	880	730
Net increase (decrease) in net assets resulting from operations	32	13	1,545	1,442
Changes from principal transactions:
Premiums	(1)	1	88	44
Death benefits	—	—	—	—
Surrenders and withdrawals	(5)	(7)	(447)	(374)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	5	(158)	143
Increase (decrease) in net assets derived from principal transactions	(7)	(1)	(517)	(187)
Total increase (decrease) in net assets	25	12	1,028	1,255
Net assets at December 31, 2020	216	310	6,399	6,207
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(53)	(55)
Total realized gain (loss) on investments and capital gains distributions	41	—	1,267	699
Net unrealized appreciation (depreciation) of investments	72	116	(209)	85
Net increase (decrease) in net assets resulting from operations	112	116	1,005	729
Changes from principal transactions:
Premiums	(3)	4	15	201
Death benefits	—	(14)	(38)	(27)
Surrenders and withdrawals	(3)	(30)	(446)	(370)
Contract charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	278	39	(432)	(229)
Increase (decrease) in net assets derived from principal transactions	272	(1)	(901)	(425)
Total increase (decrease) in net assets	384	115	104	304
Net assets at December 31, 2021	$600	$425	$6,503	$6,511

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class A	Voya Intermediate Bond Portfolio - Class S
Net assets at January 1, 2020	$1,611	$2,360	$3,487	$2,070,231
Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	25	83	30,804
Total realized gain (loss) on investments and capital gains distributions	60	132	62	53,132
Net unrealized appreciation (depreciation) of investments	(53)	107	33	27,576
Net increase (decrease) in net assets resulting from operations	21	264	178	111,512
Changes from principal transactions:
Premiums	34	133	134	7,583
Death benefits	—	(29)	(20)	(39,733)
Surrenders and withdrawals	(52)	(145)	(522)	(195,764)
Contract charges	—	(3)	—	(16,689)
Cost of insurance and administrative charges	—	—	—	(273)
Transfers between Divisions (including fixed account), net	(153)	48	812	89,105
Increase (decrease) in net assets derived from principal transactions	(171)	4	404	(155,771)
Total increase (decrease) in net assets	(150)	268	582	(44,259)
Net assets at December 31, 2020	1,461	2,628	4,069	2,025,972
Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	10	66	20,758
Total realized gain (loss) on investments and capital gains distributions	94	145	6	3,036
Net unrealized appreciation (depreciation) of investments	73	210	(158)	(78,009)
Net increase (decrease) in net assets resulting from operations	176	365	(86)	(54,215)
Changes from principal transactions:
Premiums	9	3	131	6,835
Death benefits	—	—	—	(43,998)
Surrenders and withdrawals	(125)	(289)	(167)	(194,443)
Contract charges	—	(4)	—	(14,198)
Cost of insurance and administrative charges	—	—	—	(208)
Transfers between Divisions (including fixed acccount), net	(26)	19	(485)	135,936
Increase (decrease) in net assets derived from principal transactions	(142)	(271)	(521)	(110,076)
Total increase (decrease) in net assets	34	94	(607)	(164,291)
Net assets at December 31, 2021	$1,495	$2,722	$3,462	$1,861,681

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)
	Voya Balanced Income Portfolio - Adviser Class	Voya Balanced Income Portfolio - Service Class	Voya Balanced Income Portfolio - Service 2 Class	Voya Global Perspectives® Portfolio - Class A
Net assets at January 1, 2020	$2,153	$278,046	$5,677	$94,485
Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	4,703	93	1,234
Total realized gain (loss) on investments and capital gains distributions	(2)	14,990	242	3,705
Net unrealized appreciation (depreciation) of investments	(81)	(18,963)	(288)	6,937
Net increase (decrease) in net assets resulting from operations	(38)	730	47	11,876
Changes from principal transactions:
Premiums	103	2,768	5	360
Death benefits	(171)	(9,107)	(29)	(1,346)
Surrenders and withdrawals	(182)	(21,806)	(352)	(8,560)
Contract charges	—	(1,760)	(45)	(906)
Cost of insurance and administrative charges	—	(37)	(1)	(13)
Transfers between Divisions (including fixed account), net	(215)	2,506	(114)	555
Increase (decrease) in net assets derived from principal transactions	(465)	(27,436)	(536)	(9,910)
Total increase (decrease) in net assets	(503)	(26,706)	(489)	1,966
Net assets at December 31, 2020	1,650	251,340	5,188	96,451
Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	1,474	13	1,473
Total realized gain (loss) on investments and capital gains distributions	(15)	(1,053)	(95)	4,361
Net unrealized appreciation (depreciation) of investments	117	16,793	389	(2,178)
Net increase (decrease) in net assets resulting from operations	122	17,214	307	3,656
Changes from principal transactions:
Premiums	53	3,028	3	446
Death benefits	(57)	(8,812)	(325)	(1,707)
Surrenders and withdrawals	(80)	(22,122)	(1,062)	(9,513)
Contract charges	—	(1,588)	(39)	(832)
Cost of insurance and administrative charges	—	(32)	—	(10)
Transfers between Divisions (including fixed acccount), net	(9)	2,348	35	(344)
Increase (decrease) in net assets derived from principal transactions	(93)	(27,178)	(1,388)	(11,960)
Total increase (decrease) in net assets	29	(9,964)	(1,081)	(8,304)
Net assets at December 31, 2021	$1,679	$241,376	$4,107	$88,147

The accompanying notes are an integral part of these financial statements.

Contents

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Class I	Voya Government Liquid Assets Portfolio - Service Class	Voya Government Liquid Assets Portfolio - Service 2 Class	Voya High Yield Portfolio - Adviser Class
Net assets at January 1, 2020	$—	$273,886	$7,491	$588
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5,037)	(119)	24
Total realized gain (loss) on investments and capital gains distributions	—	121	4	(22)
Net unrealized appreciation (depreciation) of investments	—	—	—	25
Net increase (decrease) in net assets resulting from operations	—	(4,916)	(115)	27
Changes from principal transactions:
Premiums	—	6,226	1,778	27
Death benefits	—	(13,729)	(558)	(13)
Surrenders and withdrawals	—	(144,657)	(6,522)	(14)
Contract charges	—	(2,304)	(25)	—
Cost of insurance and administrative charges	—	(98)	(1)	—
Transfers between Divisions (including fixed account), net	—	221,948	7,221	31
Increase (decrease) in net assets derived from principal transactions	—	67,386	1,893	31
Total increase (decrease) in net assets	—	62,470	1,778	58
Net assets at December 31, 2020	—	336,356	9,269	646
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(5,107)	(113)	22
Total realized gain (loss) on investments and capital gains distributions	—	90	2	1
Net unrealized appreciation (depreciation) of investments	—	—	—	(2)
Net increase (decrease) in net assets resulting from operations	(6)	(5,017)	(111)	21
Changes from principal transactions:
Premiums	395	7,505	2,429	21
Death benefits	—	(15,249)	(816)	(16)
Surrenders and withdrawals	—	(137,883)	(8,946)	(50)
Contract charges	—	(1,979)	(31)	—
Cost of insurance and administrative charges	(6)	(83)	(1)	—
Transfers between Divisions (including fixed acccount), net	6	97,524	6,004	(92)
Increase (decrease) in net assets derived from principal transactions	395	(50,165)	(1,361)	(137)
Total increase (decrease) in net assets	389	(55,182)	(1,472)	(116)
Net assets at December 31, 2021	$389	$281,174	$7,797	$530

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2020	$249,872	$1,457,697	$57	$1,221,580
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,718	(25,524)	—	(17,835)
Total realized gain (loss) on investments and capital gains distributions	(6,268)	231,000	7	154,125
Net unrealized appreciation (depreciation) of investments	4,991	162,120	10	170,788
Net increase (decrease) in net assets resulting from operations	6,441	367,596	17	307,078
Changes from principal transactions:
Premiums	815	5,066	—	334
Death benefits	(6,186)	(27,236)	—	(31,987)
Surrenders and withdrawals	(19,832)	(135,414)	—	(109,849)
Contract charges	(1,323)	(10,256)	—	(7,394)
Cost of insurance and administrative charges	(37)	(177)	—	(201)
Transfers between Divisions (including fixed account), net	(9,942)	(48,148)	—	(57,707)
Increase (decrease) in net assets derived from principal transactions	(36,505)	(216,165)	—	(206,804)
Total increase (decrease) in net assets	(30,064)	151,431	17	100,274
Net assets at December 31, 2020	219,808	1,609,128	74	1,321,854
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,940	(28,270)	(1)	(22,623)
Total realized gain (loss) on investments and capital gains distributions	(1,020)	360,943	15	286,298
Net unrealized appreciation (depreciation) of investments	592	(81,603)	(1)	(55,516)
Net increase (decrease) in net assets resulting from operations	6,512	251,070	13	208,159
Changes from principal transactions:
Premiums	1,082	9,198	(2)	864
Death benefits	(8,739)	(39,164)	—	(37,030)
Surrenders and withdrawals	(22,163)	(163,084)	—	(138,459)
Contract charges	(1,105)	(9,864)	—	(6,965)
Cost of insurance and administrative charges	(28)	(146)	—	(167)
Transfers between Divisions (including fixed acccount), net	6,023	(45,032)	1	(48,340)
Increase (decrease) in net assets derived from principal transactions	(24,930)	(248,092)	(1)	(230,097)
Total increase (decrease) in net assets	(18,418)	2,978	12	(21,938)
Net assets at December 31, 2021	$201,390	$1,612,106	$86	$1,299,916

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class
Net assets at January 1, 2020	$13,412	$428	$632,792	$18,878
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(231)	4	1,565	60
Total realized gain (loss) on investments and capital gains distributions	1,686	22	34,553	17
Net unrealized appreciation (depreciation) of investments	1,841	(23)	(20,150)	184
Net increase (decrease) in net assets resulting from operations	3,296	3	15,968	261
Changes from principal transactions:
Premiums	5	1	2,524	4
Death benefits	(310)	—	(12,057)	(1,062)
Surrenders and withdrawals	(1,530)	(8)	(48,751)	(1,409)
Contract charges	(106)	—	(3,673)	(18)
Cost of insurance and administrative charges	(2)	—	(103)	(8)
Transfers between Divisions (including fixed account), net	(459)	(61)	(5,565)	34
Increase (decrease) in net assets derived from principal transactions	(2,402)	(68)	(67,625)	(2,459)
Total increase (decrease) in net assets	894	(65)	(51,657)	(2,198)
Net assets at December 31, 2020	14,306	363	581,135	16,680
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(271)	(2)	(8,001)	(30)
Total realized gain (loss) on investments and capital gains distributions	3,078	68	115,274	15
Net unrealized appreciation (depreciation) of investments	(544)	11	8,775	(250)
Net increase (decrease) in net assets resulting from operations	2,263	77	116,048	(265)
Changes from principal transactions:
Premiums	6	—	2,509	2
Death benefits	(309)	—	(12,653)	(1,192)
Surrenders and withdrawals	(1,182)	(6)	(50,683)	(1,261)
Contract charges	(96)	—	(2,921)	(13)
Cost of insurance and administrative charges	(1)	—	(74)	(6)
Transfers between Divisions (including fixed acccount), net	(119)	(434)	(633,361)	(45)
Increase (decrease) in net assets derived from principal transactions	(1,701)	(440)	(697,183)	(2,515)
Total increase (decrease) in net assets	562	(363)	(581,135)	(2,780)
Net assets at December 31, 2021	$14,868	$—	$—	$13,900

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net assets at January 1, 2020	$322,441	$2,435,436	$1,640,581	$886,812
Increase (decrease) in net assets
Operations:
Net investment income (loss)	159	12,921	7,094	3,214
Total realized gain (loss) on investments and capital gains distributions	8,262	181,029	109,287	45,771
Net unrealized appreciation (depreciation) of investments	18,021	50,575	44,186	31,657
Net increase (decrease) in net assets resulting from operations	26,442	244,525	160,567	80,642
Changes from principal transactions:
Premiums	3,502	8,448	8,078	7,827
Death benefits	(11,134)	(48,732)	(47,923)	(31,006)
Surrenders and withdrawals	(32,178)	(208,283)	(133,850)	(71,816)
Contract charges	(2,889)	(21,789)	(12,923)	(7,032)
Cost of insurance and administrative charges	(49)	(483)	(271)	(150)
Transfers between Divisions (including fixed account), net	26,654	(22,299)	(6,906)	1,262
Increase (decrease) in net assets derived from principal transactions	(16,094)	(293,138)	(193,795)	(100,915)
Total increase (decrease) in net assets	10,348	(48,613)	(33,228)	(20,273)
Net assets at December 31, 2020	332,789	2,386,823	1,607,353	866,539
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,168	(1,788)	272	1,406
Total realized gain (loss) on investments and capital gains distributions	9,798	232,759	134,746	60,085
Net unrealized appreciation (depreciation) of investments	(2,027)	72,427	45,572	2,226
Net increase (decrease) in net assets resulting from operations	8,939	303,398	180,590	63,717
Changes from principal transactions:
Premiums	3,385	10,761	7,240	7,137
Death benefits	(12,028)	(47,285)	(46,675)	(28,939)
Surrenders and withdrawals	(38,047)	(255,495)	(153,805)	(79,782)
Contract charges	(2,696)	(20,475)	(12,144)	(6,603)
Cost of insurance and administrative charges	(43)	(417)	(234)	(132)
Transfers between Divisions (including fixed acccount), net	12,122	(12,297)	(3,348)	10,638
Increase (decrease) in net assets derived from principal transactions	(37,307)	(325,208)	(208,966)	(97,681)
Total increase (decrease) in net assets	(28,368)	(21,810)	(28,376)	(33,964)
Net assets at December 31, 2021	$304,421	$2,365,013	$1,578,977	$832,575

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net assets at January 1, 2020	$222,779	$731	$139,743	$284
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(217)	6	(332)	9
Total realized gain (loss) on investments and capital gains distributions	7,997	2	925	5
Net unrealized appreciation (depreciation) of investments	23,241	89	11,838	(33)
Net increase (decrease) in net assets resulting from operations	31,021	97	12,431	(19)
Changes from principal transactions:
Premiums	658	123	818	19
Death benefits	(5,037)	—	(3,688)	—
Surrenders and withdrawals	(18,482)	(26)	(15,492)	(44)
Contract charges	(1,528)	—	(1,225)	—
Cost of insurance and administrative charges	(19)	—	(18)	—
Transfers between Divisions (including fixed account), net	(6,222)	720	19,334	(49)
Increase (decrease) in net assets derived from principal transactions	(30,630)	817	(271)	(74)
Total increase (decrease) in net assets	391	914	12,160	(93)
Net assets at December 31, 2020	223,170	1,645	151,903	191
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,192)	28	1,152	4
Total realized gain (loss) on investments and capital gains distributions	30,112	34	2,628	—
Net unrealized appreciation (depreciation) of investments	26,437	7	851	53
Net increase (decrease) in net assets resulting from operations	54,357	69	4,631	57
Changes from principal transactions:
Premiums	1,166	81	1,291	(14)
Death benefits	(5,963)	(10)	(4,537)	—
Surrenders and withdrawals	(21,576)	(96)	(25,126)	(16)
Contract charges	(1,538)	—	(1,164)	—
Cost of insurance and administrative charges	(17)	—	(16)	—
Transfers between Divisions (including fixed acccount), net	(2,901)	136	38,042	(17)
Increase (decrease) in net assets derived from principal transactions	(30,829)	111	8,490	(47)
Total increase (decrease) in net assets	23,528	180	13,121	10
Net assets at December 31, 2021	$246,698	$1,825	$165,024	$201

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2020	$58,765	$768	$662	$117,079
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,919	22	9	569
Total realized gain (loss) on investments and capital gains distributions	5,805	66	44	20,790
Net unrealized appreciation (depreciation) of investments	(12,088)	(148)	(108)	(31,688)
Net increase (decrease) in net assets resulting from operations	(4,364)	(60)	(55)	(10,329)
Changes from principal transactions:
Premiums	13	—	29	82
Death benefits	(1,229)	(1)	—	(3,509)
Surrenders and withdrawals	(4,190)	(45)	(14)	(10,320)
Contract charges	(373)	(7)	—	(522)
Cost of insurance and administrative charges	(7)	—	—	(28)
Transfers between Divisions (including fixed account), net	489	8	(46)	1,244
Increase (decrease) in net assets derived from principal transactions	(5,297)	(45)	(31)	(13,053)
Total increase (decrease) in net assets	(9,661)	(105)	(86)	(23,382)
Net assets at December 31, 2020	49,104	663	576	93,697
Increase (decrease) in net assets
Operations:
Net investment income (loss)	505	4	6	(7)
Total realized gain (loss) on investments and capital gains distributions	2,803	27	16	12,460
Net unrealized appreciation (depreciation) of investments	11,108	162	240	29,448
Net increase (decrease) in net assets resulting from operations	14,416	193	262	41,901
Changes from principal transactions:
Premiums	52	3	(50)	147
Death benefits	(1,081)	(1)	—	(3,246)
Surrenders and withdrawals	(5,220)	(54)	(127)	(12,587)
Contract charges	(360)	(6)	—	(487)
Cost of insurance and administrative charges	(6)	—	—	(24)
Transfers between Divisions (including fixed acccount), net	(3,637)	(12)	(21)	(5,681)
Increase (decrease) in net assets derived from principal transactions	(10,252)	(70)	(198)	(21,878)
Total increase (decrease) in net assets	4,164	123	64	20,023
Net assets at December 31, 2021	$53,268	$786	$640	$113,720

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class
Net assets at January 1, 2020	$10,363	$770	$272,325	$25,447
Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	8	861	31
Total realized gain (loss) on investments and capital gains distributions	1,800	(104)	(3,600)	(244)
Net unrealized appreciation (depreciation) of investments	(2,789)	118	182	96
Net increase (decrease) in net assets resulting from operations	(955)	22	(2,557)	(117)
Changes from principal transactions:
Premiums	1	49	850	61
Death benefits	(200)	—	(8,596)	(550)
Surrenders and withdrawals	(999)	(48)	(20,255)	(1,737)
Contract charges	(79)	—	(954)	(168)
Cost of insurance and administrative charges	(1)	—	(46)	(2)
Transfers between Divisions (including fixed account), net	290	(10)	(5,311)	(176)
Increase (decrease) in net assets derived from principal transactions	(988)	(9)	(34,312)	(2,572)
Total increase (decrease) in net assets	(1,943)	13	(36,869)	(2,689)
Net assets at December 31, 2020	8,420	783	235,456	22,758
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	3	(1,076)	(162)
Total realized gain (loss) on investments and capital gains distributions	1,031	—	(3,337)	(633)
Net unrealized appreciation (depreciation) of investments	2,665	220	64,831	6,367
Net increase (decrease) in net assets resulting from operations	3,668	223	60,418	5,572
Changes from principal transactions:
Premiums	8	(2)	2,789	57
Death benefits	(219)	—	(10,469)	(639)
Surrenders and withdrawals	(1,172)	(28)	(24,489)	(3,409)
Contract charges	(72)	—	(1,005)	(158)
Cost of insurance and administrative charges	(1)	—	(40)	(2)
Transfers between Divisions (including fixed acccount), net	(704)	91	4,281	(842)
Increase (decrease) in net assets derived from principal transactions	(2,160)	61	(28,933)	(4,993)
Total increase (decrease) in net assets	1,508	284	31,485	579
Net assets at December 31, 2021	$9,928	$1,067	$266,941	$23,337

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net assets at January 1, 2020	$1,674	$294,721	$9,996	$1,235
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(3,842)	(156)	(9)
Total realized gain (loss) on investments and capital gains distributions	92	23,747	891	(176)
Net unrealized appreciation (depreciation) of investments	260	56,579	1,986	331
Net increase (decrease) in net assets resulting from operations	340	76,484	2,721	146
Changes from principal transactions:
Premiums	35	919	6	20
Death benefits	—	(5,150)	(112)	—
Surrenders and withdrawals	(139)	(28,153)	(930)	(46)
Contract charges	—	(2,117)	(87)	—
Cost of insurance and administrative charges	—	(40)	(1)	—
Transfers between Divisions (including fixed account), net	(352)	(13,759)	(289)	7
Increase (decrease) in net assets derived from principal transactions	(456)	(48,300)	(1,413)	(19)
Total increase (decrease) in net assets	(116)	28,184	1,308	127
Net assets at December 31, 2020	1,558	322,905	11,304	1,362
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(5,264)	(186)	(12)
Total realized gain (loss) on investments and capital gains distributions	175	37,250	1,348	44
Net unrealized appreciation (depreciation) of investments	(332)	(65,514)	(2,295)	189
Net increase (decrease) in net assets resulting from operations	(172)	(33,528)	(1,133)	221
Changes from principal transactions:
Premiums	96	1,823	13	(2)
Death benefits	(35)	(6,883)	(300)	(21)
Surrenders and withdrawals	(100)	(29,927)	(1,357)	(59)
Contract charges	—	(1,997)	(77)	—
Cost of insurance and administrative charges	—	(34)	(1)	—
Transfers between Divisions (including fixed acccount), net	43	(3,070)	90	(125)
Increase (decrease) in net assets derived from principal transactions	4	(40,088)	(1,632)	(207)
Total increase (decrease) in net assets	(168)	(73,616)	(2,765)	14
Net assets at December 31, 2021	$1,390	$249,289	$8,539	$1,376

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net assets at January 1, 2020	$2,145	$260,382	$37,886	$43,265
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(2,682)	(473)	125
Total realized gain (loss) on investments and capital gains distributions	188	17,484	2,714	3,501
Net unrealized appreciation (depreciation) of investments	55	10,762	1,534	2,913
Net increase (decrease) in net assets resulting from operations	237	25,564	3,775	6,539
Changes from principal transactions:
Premiums	35	655	293	3,110
Death benefits	—	(4,982)	(744)	(17)
Surrenders and withdrawals	(131)	(21,608)	(3,391)	(2,206)
Contract charges	—	(1,748)	(288)	—
Cost of insurance and administrative charges	—	(32)	(5)	(1)
Transfers between Divisions (including fixed account), net	(26)	(3,343)	(48)	(2,265)
Increase (decrease) in net assets derived from principal transactions	(122)	(31,058)	(4,183)	(1,379)
Total increase (decrease) in net assets	115	(5,494)	(408)	5,160
Net assets at December 31, 2020	2,260	254,888	37,478	48,425
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(2,870)	(515)	(111)
Total realized gain (loss) on investments and capital gains distributions	227	27,420	3,701	7,103
Net unrealized appreciation (depreciation) of investments	204	20,355	3,513	1,103
Net increase (decrease) in net assets resulting from operations	423	44,905	6,699	8,095
Changes from principal transactions:
Premiums	15	1,410	59	2,045
Death benefits	—	(6,372)	(1,039)	(71)
Surrenders and withdrawals	(195)	(33,291)	(3,794)	(3,350)
Contract charges	—	(1,588)	(258)	—
Cost of insurance and administrative charges	—	(24)	(4)	(1)
Transfers between Divisions (including fixed acccount), net	(68)	(6,207)	(307)	6
Increase (decrease) in net assets derived from principal transactions	(248)	(46,072)	(5,343)	(1,371)
Total increase (decrease) in net assets	175	(1,167)	1,356	6,724
Net assets at December 31, 2021	$2,435	$253,721	$38,834	$55,149

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net assets at January 1, 2020	$2,373,225	$53,293	$1,293	$872
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,606)	(359)	36	4
Total realized gain (loss) on investments and capital gains distributions	223,456	4,471	(145)	(43)
Net unrealized appreciation (depreciation) of investments	126,089	3,109	79	38
Net increase (decrease) in net assets resulting from operations	338,939	7,221	(30)	(1)
Changes from principal transactions:
Premiums	14,315	76	48	24
Death benefits	(52,111)	(599)	—	(11)
Surrenders and withdrawals	(203,634)	(7,655)	(49)	(240)
Contract charges	(15,607)	(410)	—	—
Cost of insurance and administrative charges	(287)	(6)	—	—
Transfers between Divisions (including fixed account), net	(5,188)	254	24	(160)
Increase (decrease) in net assets derived from principal transactions	(262,512)	(8,340)	23	(387)
Total increase (decrease) in net assets	76,427	(1,119)	(7)	(388)
Net assets at December 31, 2020	2,449,652	52,174	1,286	484
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24,154)	(661)	(9)	(3)
Total realized gain (loss) on investments and capital gains distributions	349,100	7,797	15	28
Net unrealized appreciation (depreciation) of investments	51,901	784	264	(27)
Net increase (decrease) in net assets resulting from operations	376,847	7,920	270	(2)
Changes from principal transactions:
Premiums	16,497	68	70	67
Death benefits	(58,133)	(1,156)	—	—
Surrenders and withdrawals	(254,356)	(6,583)	(80)	(42)
Contract charges	(15,301)	(378)	—	—
Cost of insurance and administrative charges	(237)	(5)	—	—
Transfers between Divisions (including fixed acccount), net	(8,950)	296	(1,546)	19
Increase (decrease) in net assets derived from principal transactions	(320,480)	(7,758)	(1,556)	44
Total increase (decrease) in net assets	56,367	162	(1,286)	42
Net assets at December 31, 2021	$2,506,019	$52,336	$—	$526

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class
Net assets at January 1, 2020	$129,479	$466	$3,477	$661
Increase (decrease) in net assets
Operations:
Net investment income (loss)	816	7	54	15
Total realized gain (loss) on investments and capital gains distributions	4,611	(11)	(19)	55
Net unrealized appreciation (depreciation) of investments	8,217	29	209	(67)
Net increase (decrease) in net assets resulting from operations	13,644	25	244	3
Changes from principal transactions:
Premiums	706	7	99	19
Death benefits	(2,076)	—	(107)	—
Surrenders and withdrawals	(10,381)	—	(225)	(65)
Contract charges	(868)	—	(16)	—
Cost of insurance and administrative charges	(13)	—	—	—
Transfers between Divisions (including fixed account), net	360	(1)	(47)	167
Increase (decrease) in net assets derived from principal transactions	(12,272)	6	(296)	121
Total increase (decrease) in net assets	1,372	31	(52)	124
Net assets at December 31, 2020	130,851	497	3,425	785
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,447)	8	52	8
Total realized gain (loss) on investments and capital gains distributions	9,843	12	80	(46)
Net unrealized appreciation (depreciation) of investments	(8,275)	(50)	(329)	119
Net increase (decrease) in net assets resulting from operations	121	(30)	(197)	81
Changes from principal transactions:
Premiums	952	20	3	25
Death benefits	(2,854)	—	(11)	—
Surrenders and withdrawals	(15,313)	—	(326)	(47)
Contract charges	(825)	—	(14)	—
Cost of insurance and administrative charges	(11)	—	—	—
Transfers between Divisions (including fixed acccount), net	137	2	42	(85)
Increase (decrease) in net assets derived from principal transactions	(17,914)	22	(306)	(107)
Total increase (decrease) in net assets	(17,793)	(8)	(503)	(26)
Net assets at December 31, 2021	$113,058	$489	$2,922	$759

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class
Net assets at January 1, 2020	$292,457	$487	$13,467	$240
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,006	7	124	1
Total realized gain (loss) on investments and capital gains distributions	31,151	25	636	(5)
Net unrealized appreciation (depreciation) of investments	(45,763)	47	675	9
Net increase (decrease) in net assets resulting from operations	(10,606)	79	1,435	5
Changes from principal transactions:
Premiums	750	2	52	—
Death benefits	(5,197)	—	(235)	—
Surrenders and withdrawals	(22,718)	(17)	(658)	(104)
Contract charges	(1,856)	—	(79)	—
Cost of insurance and administrative charges	(36)	—	—	—
Transfers between Divisions (including fixed account), net	3,215	167	(200)	(29)
Increase (decrease) in net assets derived from principal transactions	(25,842)	152	(1,120)	(133)
Total increase (decrease) in net assets	(36,448)	231	315	(128)
Net assets at December 31, 2020	256,009	718	13,782	112
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,033	23	242	1
Total realized gain (loss) on investments and capital gains distributions	1,211	76	853	9
Net unrealized appreciation (depreciation) of investments	21,947	(18)	177	4
Net increase (decrease) in net assets resulting from operations	24,191	81	1,272	14
Changes from principal transactions:
Premiums	710	3	4	—
Death benefits	(5,686)	—	(23)	—
Surrenders and withdrawals	(26,869)	(45)	(1,139)	(39)
Contract charges	(1,662)	—	(79)	—
Cost of insurance and administrative charges	(29)	—	—	—
Transfers between Divisions (including fixed acccount), net	(314)	324	(6)	240
Increase (decrease) in net assets derived from principal transactions	(33,850)	282	(1,243)	201
Total increase (decrease) in net assets	(9,659)	363	29	215
Net assets at December 31, 2021	$246,350	$1,081	$13,811	$327
The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class
Net assets at January 1, 2020	$8,445	$99	$845	$7
Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	—	4	—
Total realized gain (loss) on investments and capital gains distributions	627	4	60	—
Net unrealized appreciation (depreciation) of investments	355	7	64	1
Net increase (decrease) in net assets resulting from operations	1,044	11	128	1
Changes from principal transactions:
Premiums	1	—	1	—
Death benefits	(164)	—	—	—
Surrenders and withdrawals	(565)	—	(16)	—
Contract charges	(53)	—	(5)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	159	(22)	(18)	—
Increase (decrease) in net assets derived from principal transactions	(622)	(22)	(38)	—
Total increase (decrease) in net assets	422	(11)	90	1
Net assets at December 31, 2020	8,867	88	935	8
Increase (decrease) in net assets
Operations:
Net investment income (loss)	86	1	4	4
Total realized gain (loss) on investments and capital gains distributions	669	8	74	35
Net unrealized appreciation (depreciation) of investments	293	5	55	(28)
Net increase (decrease) in net assets resulting from operations	1,048	14	133	11
Changes from principal transactions:
Premiums	1	—	1	—
Death benefits	(23)	—	—	—
Surrenders and withdrawals	(1,710)	(17)	(287)	—
Contract charges	(48)	—	(4)	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(14)	—	(18)	281
Increase (decrease) in net assets derived from principal transactions	(1,794)	(17)	(308)	281
Total increase (decrease) in net assets	(746)	(3)	(175)	292
Net assets at December 31, 2021	$8,121	$85	$760	$300

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small- Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2020	$698	$13,449	$540,082	$1,173
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	166	1,152	4
Total realized gain (loss) on investments and capital gains distributions	12	203	35,482	(83)
Net unrealized appreciation (depreciation) of investments	60	914	18,845	101
Net increase (decrease) in net assets resulting from operations	83	1,283	55,479	22
Changes from principal transactions:
Premiums	(3)	192	1,278	105
Death benefits	—	(396)	(9,113)	—
Surrenders and withdrawals	(74)	(1,356)	(39,752)	(40)
Contract charges	—	(70)	(4,601)	—
Cost of insurance and administrative charges	—	(1)	(75)	—
Transfers between Divisions (including fixed account), net	95	(351)	(8,287)	(26)
Increase (decrease) in net assets derived from principal transactions	18	(1,982)	(60,550)	39
Total increase (decrease) in net assets	101	(699)	(5,071)	61
Net assets at December 31, 2020	799	12,750	535,011	1,234
Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	226	(606)	(2)
Total realized gain (loss) on investments and capital gains distributions	54	649	13,968	17
Net unrealized appreciation (depreciation) of investments	(28)	(231)	64,151	368
Net increase (decrease) in net assets resulting from operations	41	644	77,513	383
Changes from principal transactions:
Premiums	18	8	1,747	23
Death benefits	—	(121)	(12,676)	—
Surrenders and withdrawals	(1)	(1,053)	(48,275)	(100)
Contract charges	—	(66)	(4,454)	—
Cost of insurance and administrative charges	—	—	(65)	—
Transfers between Divisions (including fixed acccount), net	(78)	(11)	(4,631)	526
Increase (decrease) in net assets derived from principal transactions	(61)	(1,243)	(68,354)	449
Total increase (decrease) in net assets	(20)	(599)	9,159	832
Net assets at December 31, 2021	$779	$12,151	$544,170	$2,066

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® American Century Small- Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net assets at January 1, 2020	$2,481	$1,423	$979	$610
Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(11)	(8)	(3)
Total realized gain (loss) on investments and capital gains distributions	(46)	(101)	(68)	(35)
Net unrealized appreciation (depreciation) of investments	56	551	283	63
Net increase (decrease) in net assets resulting from operations	17	439	207	25
Changes from principal transactions:
Premiums	13	(23)	30	9
Death benefits	(85)	—	—	—
Surrenders and withdrawals	(205)	(110)	(25)	(32)
Contract charges	(10)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(56)	(147)	12	(85)
Increase (decrease) in net assets derived from principal transactions	(343)	(280)	17	(108)
Total increase (decrease) in net assets	(326)	159	224	(83)
Net assets at December 31, 2020	2,155	1,582	1,203	527
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(11)	(8)	(7)
Total realized gain (loss) on investments and capital gains distributions	83	88	155	6
Net unrealized appreciation (depreciation) of investments	464	193	139	213
Net increase (decrease) in net assets resulting from operations	542	270	286	212
Changes from principal transactions:
Premiums	—	39	49	(3)
Death benefits	—	(23)	(25)	—
Surrenders and withdrawals	(179)	(68)	(90)	(48)
Contract charges	(11)	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(175)	(265)	110	313
Increase (decrease) in net assets derived from principal transactions	(365)	(317)	44	262
Total increase (decrease) in net assets	177	(47)	330	474
Net assets at December 31, 2021	$2,332	$1,535	$1,533	$1,001

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2020	$68,324	$1,204	$915	$409,156
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(585)	8	8	(347)
Total realized gain (loss) on investments and capital gains distributions	8,052	43	97	5,041
Net unrealized appreciation (depreciation) of investments	(3,418)	50	(45)	20,117
Net increase (decrease) in net assets resulting from operations	4,049	101	60	24,811
Changes from principal transactions:
Premiums	34	16	—	108
Death benefits	(948)	(27)	(135)	(13,338)
Surrenders and withdrawals	(4,865)	(11)	(56)	(29,041)
Contract charges	(442)	—	—	(1,952)
Cost of insurance and administrative charges	(7)	—	—	(78)
Transfers between Divisions (including fixed account), net	(1,330)	46	(18)	(9,844)
Increase (decrease) in net assets derived from principal transactions	(7,558)	24	(209)	(54,145)
Total increase (decrease) in net assets	(3,509)	125	(149)	(29,334)
Net assets at December 31, 2020	64,815	1,329	766	379,822
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,100)	2	5	(2,320)
Total realized gain (loss) on investments and capital gains distributions	10,793	40	22	8,338
Net unrealized appreciation (depreciation) of investments	9,957	232	100	52,775
Net increase (decrease) in net assets resulting from operations	19,650	274	127	58,793
Changes from principal transactions:
Premiums	213	11	—	181
Death benefits	(1,787)	(40)	(50)	(14,597)
Surrenders and withdrawals	(8,019)	(127)	(33)	(36,814)
Contract charges	(496)	—	—	(1,842)
Cost of insurance and administrative charges	(6)	—	—	(65)
Transfers between Divisions (including fixed acccount), net	(4,586)	478	1	(9,117)
Increase (decrease) in net assets derived from principal transactions	(14,681)	322	(82)	(62,254)
Total increase (decrease) in net assets	4,969	596	45	(3,461)
Net assets at December 31, 2021	$69,784	$1,925	$811	$376,361

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® Invesco Global Portfolio - Adviser Class	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class
Net assets at January 1, 2020	$322,425	$956	$2,923	$131,160
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(554)	(1)	(1)	(915)
Total realized gain (loss) on investments and capital gains distributions	7,350	(34)	287	2,924
Net unrealized appreciation (depreciation) of investments	12,775	211	392	25,922
Net increase (decrease) in net assets resulting from operations	19,571	176	678	27,931
Changes from principal transactions:
Premiums	2,317	37	—	527
Death benefits	(7,008)	—	(138)	(2,300)
Surrenders and withdrawals	(27,604)	(69)	(159)	(11,378)
Contract charges	(2,648)	—	—	(859)
Cost of insurance and administrative charges	(36)	—	—	(13)
Transfers between Divisions (including fixed account), net	(4,260)	(164)	(59)	(8,172)
Increase (decrease) in net assets derived from principal transactions	(39,239)	(196)	(356)	(22,195)
Total increase (decrease) in net assets	(19,668)	(20)	322	5,736
Net assets at December 31, 2020	302,757	936	3,245	136,896
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,181)	(8)	(41)	(2,373)
Total realized gain (loss) on investments and capital gains distributions	8,270	50	322	13,243
Net unrealized appreciation (depreciation) of investments	41,069	89	165	6,558
Net increase (decrease) in net assets resulting from operations	47,158	131	446	17,428
Changes from principal transactions:
Premiums	2,438	27	2	703
Death benefits	(7,179)	—	(12)	(3,297)
Surrenders and withdrawals	(31,070)	(14)	(208)	(14,117)
Contract charges	(2,567)	—	—	(864)
Cost of insurance and administrative charges	(31)	—	—	(12)
Transfers between Divisions (including fixed acccount), net	2,589	12	(45)	1,834
Increase (decrease) in net assets derived from principal transactions	(35,820)	25	(263)	(15,753)
Total increase (decrease) in net assets	11,338	156	183	1,675
Net assets at December 31, 2021	$314,095	$1,092	$3,428	$138,571

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2020	$2,015	$97,865	$844	$7,683
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(478)	(9)	(74)
Total realized gain (loss) on investments and capital gains distributions	26	554	86	755
Net unrealized appreciation (depreciation) of investments	(64)	(3,404)	205	1,516
Net increase (decrease) in net assets resulting from operations	(38)	(3,328)	282	2,197
Changes from principal transactions:
Premiums	32	54	38	34
Death benefits	—	(1,494)	—	(159)
Surrenders and withdrawals	(165)	(7,131)	(39)	(426)
Contract charges	—	(566)	—	(43)
Cost of insurance and administrative charges	—	(8)	—	—
Transfers between Divisions (including fixed account), net	(151)	(2,820)	120	(192)
Increase (decrease) in net assets derived from principal transactions	(284)	(11,965)	119	(786)
Total increase (decrease) in net assets	(322)	(15,293)	401	1,411
Net assets at December 31, 2020	1,693	82,572	1,245	9,094
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(998)	(14)	(93)
Total realized gain (loss) on investments and capital gains distributions	42	1,251	272	1,841
Net unrealized appreciation (depreciation) of investments	409	20,995	(123)	(722)
Net increase (decrease) in net assets resulting from operations	442	21,248	135	1,026
Changes from principal transactions:
Premiums	5	90	35	—
Death benefits	(22)	(2,828)	—	(134)
Surrenders and withdrawals	(120)	(9,365)	(133)	(650)
Contract charges	—	(574)	—	(44)
Cost of insurance and administrative charges	—	(7)	—	—
Transfers between Divisions (including fixed acccount), net	(80)	(4,133)	(87)	(813)
Increase (decrease) in net assets derived from principal transactions	(217)	(16,817)	(185)	(1,641)
Total increase (decrease) in net assets	225	4,431	(50)	(615)
Net assets at December 31, 2021	$1,918	$87,003	$1,195	$8,479

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S
Net assets at January 1, 2020	$3,439	$2,195	$426	$929
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	27	3	8
Total realized gain (loss) on investments and capital gains distributions	170	75	34	67
Net unrealized appreciation (depreciation) of investments	995	94	17	13
Net increase (decrease) in net assets resulting from operations	1,137	196	54	88
Changes from principal transactions:
Premiums	6	—	1	—
Death benefits	—	—	—	(38)
Surrenders and withdrawals	(123)	(118)	(5)	(102)
Contract charges	—	(6)	(3)	(4)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(60)	157	(3)	(4)
Increase (decrease) in net assets derived from principal transactions	(177)	33	(10)	(148)
Total increase (decrease) in net assets	960	229	44	(60)
Net assets at December 31, 2020	4,399	2,424	470	869
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	33	4	9
Total realized gain (loss) on investments and capital gains distributions	555	31	20	42
Net unrealized appreciation (depreciation) of investments	237	125	49	54
Net increase (decrease) in net assets resulting from operations	760	189	73	105
Changes from principal transactions:
Premiums	41	—	—	—
Death benefits	—	(25)	—	—
Surrenders and withdrawals	(184)	(138)	(31)	(29)
Contract charges	—	(7)	(3)	(4)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed acccount), net	(486)	117	(19)	(2)
Increase (decrease) in net assets derived from principal transactions	(629)	(53)	(53)	(35)
Total increase (decrease) in net assets	131	136	20	70
Net assets at December 31, 2021	$4,530	$2,560	$490	$939
The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class A
Net assets at January 1, 2020	$814,193	$633	$442,220	$21
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,892)	—	(2,487)	—
Total realized gain (loss) on investments and capital gains distributions	96,510	61	52,982	—
Net unrealized appreciation (depreciation) of investments	12,162	29	6,174	(1)
Net increase (decrease) in net assets resulting from operations	102,780	90	56,669	(1)
Changes from principal transactions:
Premiums	2,755	—	196	—
Death benefits	(15,803)	(20)	(10,374)	—
Surrenders and withdrawals	(63,689)	(17)	(32,687)	—
Contract charges	(5,018)	—	(2,159)	—
Cost of insurance and administrative charges	(93)	—	(84)	—
Transfers between Divisions (including fixed account), net	(17,987)	(4)	(8,327)	—
Increase (decrease) in net assets derived from principal transactions	(99,835)	(41)	(53,435)	—
Total increase (decrease) in net assets	2,945	49	3,234	(1)
Net assets at December 31, 2020	817,138	682	445,454	20
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,903)	(8)	(6,534)	—
Total realized gain (loss) on investments and capital gains distributions	206,223	185	111,006	—
Net unrealized appreciation (depreciation) of investments	(33,956)	(33)	(16,694)	4
Net increase (decrease) in net assets resulting from operations	160,364	144	87,778	4
Changes from principal transactions:
Premiums	3,584	1	281	—
Death benefits	(21,210)	—	(12,635)	—
Surrenders and withdrawals	(65,222)	(22)	(36,127)	—
Contract charges	(4,003)	—	(1,652)	—
Cost of insurance and administrative charges	(63)	—	(57)	—
Transfers between Divisions (including fixed acccount), net	(890,588)	(805)	(482,965)	—
Increase (decrease) in net assets derived from principal transactions	(977,502)	(826)	(533,155)	—
Total increase (decrease) in net assets	(817,138)	(682)	(445,377)	4
Net assets at December 31, 2021	$—	$—	$77	$24

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S
Net assets at January 1, 2020	$498,785	$121,338	$64,681	$49,188
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,161	(276)	(249)	(321)
Total realized gain (loss) on investments and capital gains distributions	1,235	21,045	2,570	2,039
Net unrealized appreciation (depreciation) of investments	(21,846)	(6,725)	671	(861)
Net increase (decrease) in net assets resulting from operations	(18,450)	14,044	2,992	857
Changes from principal transactions:
Premiums	189	31	33	26
Death benefits	(8,441)	(2,683)	(2,269)	(1,928)
Surrenders and withdrawals	(38,513)	(11,516)	(4,407)	(2,559)
Contract charges	(3,585)	(553)	(324)	(242)
Cost of insurance and administrative charges	(76)	(20)	(8)	(6)
Transfers between Divisions (including fixed account), net	(1,759)	(2,772)	(288)	(63)
Increase (decrease) in net assets derived from principal transactions	(52,185)	(17,513)	(7,263)	(4,772)
Total increase (decrease) in net assets	(70,635)	(3,469)	(4,271)	(3,915)
Net assets at December 31, 2020	428,150	117,869	60,410	45,273
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,431	(959)	(619)	(590)
Total realized gain (loss) on investments and capital gains distributions	14,384	17,818	1,220	5,432
Net unrealized appreciation (depreciation) of investments	57,415	12,143	13,941	6,469
Net increase (decrease) in net assets resulting from operations	74,230	29,002	14,542	11,311
Changes from principal transactions:
Premiums	1,223	107	76	99
Death benefits	(8,060)	(3,900)	(1,858)	(1,357)
Surrenders and withdrawals	(48,403)	(15,371)	(7,022)	(5,517)
Contract charges	(3,316)	(511)	(327)	(257)
Cost of insurance and administrative charges	(63)	(16)	(7)	(5)
Transfers between Divisions (including fixed acccount), net	(9,381)	(2,606)	(1,698)	(1,418)
Increase (decrease) in net assets derived from principal transactions	(68,000)	(22,297)	(10,836)	(8,455)
Total increase (decrease) in net assets	6,230	6,705	3,706	2,856
Net assets at December 31, 2021	$434,380	$124,574	$64,116	$48,129

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class A
Net assets at January 1, 2020	$509,295	$20,185	$544,818	$2,888
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,445	144	(7,384)	10
Total realized gain (loss) on investments and capital gains distributions	(1,524)	19	72,461	196
Net unrealized appreciation (depreciation) of investments	19,017	529	112,831	276
Net increase (decrease) in net assets resulting from operations	19,938	692	177,908	482
Changes from principal transactions:
Premiums	1,424	9	3,174	9
Death benefits	(8,565)	(792)	(10,063)	—
Surrenders and withdrawals	(38,559)	(1,467)	(55,443)	(545)
Contract charges	(3,246)	(124)	(4,088)	—
Cost of insurance and administrative charges	(55)	(2)	(63)	—
Transfers between Divisions (including fixed account), net	(1,989)	(523)	(1,834)	250
Increase (decrease) in net assets derived from principal transactions	(50,990)	(2,899)	(68,317)	(286)
Total increase (decrease) in net assets	(31,052)	(2,207)	109,591	196
Net assets at December 31, 2020	478,243	17,978	654,409	3,084
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(313)	33	(9,480)	(34)
Total realized gain (loss) on investments and capital gains distributions	12,755	548	81,198	307
Net unrealized appreciation (depreciation) of investments	26,888	941	91,900	1,496
Net increase (decrease) in net assets resulting from operations	39,330	1,522	163,618	1,769
Changes from principal transactions:
Premiums	2,101	15	4,626	(81)
Death benefits	(12,338)	(368)	(13,095)	(23)
Surrenders and withdrawals	(46,661)	(1,733)	(78,820)	(508)
Contract charges	(3,021)	(114)	(4,075)	(15)
Cost of insurance and administrative charges	(44)	(2)	(55)	—
Transfers between Divisions (including fixed acccount), net	1,112	(245)	(24,694)	14,685
Increase (decrease) in net assets derived from principal transactions	(58,851)	(2,447)	(116,113)	14,058
Total increase (decrease) in net assets	(19,521)	(925)	47,505	15,827
Net assets at December 31, 2021	$458,722	$17,053	$701,914	$18,911

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net assets at January 1, 2020	—	$403,442	$42	$795,759
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1,852)	—	(4,702)
Total realized gain (loss) on investments and capital gains distributions	—	46,142	2	31,105
Net unrealized appreciation (depreciation) of investments	—	29,055	(7)	(42,785)
Net increase (decrease) in net assets resulting from operations	—	73,345	(5)	(16,382)
Changes from principal transactions:
Premiums	—	1,409	—	3,173
Death benefits	—	(10,815)	—	(16,286)
Surrenders and withdrawals	—	(34,446)	(27)	(61,054)
Contract charges	—	(2,277)	—	(4,410)
Cost of insurance and administrative charges	—	(64)	—	(100)
Transfers between Divisions (including fixed account), net	—	13,103	(4)	(20,134)
Increase (decrease) in net assets derived from principal transactions	—	(33,090)	(31)	(98,811)
Total increase (decrease) in net assets	—	40,255	(36)	(115,193)
Net assets at December 31, 2020	—	443,697	6	680,566
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(8,914)	—	(1,258)
Total realized gain (loss) on investments and capital gains distributions	1	100,186	—	20,653
Net unrealized appreciation (depreciation) of investments	56	95,493	1	132,188
Net increase (decrease) in net assets resulting from operations	55	186,765	1	151,583
Changes from principal transactions:
Premiums	878	3,948	—	3,427
Death benefits	—	(20,634)	—	(20,866)
Surrenders and withdrawals	—	(81,378)	—	(91,659)
Contract charges	—	(3,862)	—	(4,853)
Cost of insurance and administrative charges	—	(85)	—	(98)
Transfers between Divisions (including fixed acccount), net	(1)	1,306,128	—	620,497
Increase (decrease) in net assets derived from principal transactions	877	1,204,117	—	506,448
Total increase (decrease) in net assets	932	1,390,882	1	658,031
Net assets at December 31, 2021	$932	$1,834,579	$7	$1,338,597

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A
Net assets at January 1, 2020	$528,903	$3,787	$175,703	$2,901
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,024)	7	(954)	(4)
Total realized gain (loss) on investments and capital gains distributions	63,527	249	11,804	104
Net unrealized appreciation (depreciation) of investments	92,989	193	9,027	288
Net increase (decrease) in net assets resulting from operations	148,492	449	19,877	388
Changes from principal transactions:
Premiums	1,821	30	456	3
Death benefits	(9,970)	—	(3,863)	—
Surrenders and withdrawals	(49,763)	(367)	(14,574)	(271)
Contract charges	(3,390)	—	(1,206)	—
Cost of insurance and administrative charges	(71)	—	(14)	—
Transfers between Divisions (including fixed account), net	(27,349)	(295)	(6,397)	(254)
Increase (decrease) in net assets derived from principal transactions	(88,722)	(632)	(25,598)	(522)
Total increase (decrease) in net assets	59,770	(183)	(5,721)	(134)
Net assets at December 31, 2020	588,673	3,604	169,982	2,767
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,010)	(7)	(1,956)	(15)
Total realized gain (loss) on investments and capital gains distributions	70,519	335	17,839	69
Net unrealized appreciation (depreciation) of investments	(14,539)	396	17,259	305
Net increase (decrease) in net assets resulting from operations	42,970	724	33,142	359
Changes from principal transactions:
Premiums	3,902	12	996	65
Death benefits	(17,413)	—	(3,387)	—
Surrenders and withdrawals	(91,247)	(347)	(20,205)	(255)
Contract charges	(4,118)	—	(1,311)	—
Cost of insurance and administrative charges	(84)	—	(14)	—
Transfers between Divisions (including fixed acccount), net	838,669	144	11,308	20
Increase (decrease) in net assets derived from principal transactions	729,709	(191)	(12,613)	(170)
Total increase (decrease) in net assets	772,679	533	20,529	189
Net assets at December 31, 2021	$1,361,352	$4,137	$190,511	$2,956

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class A	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Net assets at January 1, 2020	$378,740	$425	$68,075	$165,561
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,390)	(4)	(764)	1,246
Total realized gain (loss) on investments and capital gains distributions	15,464	(1)	(2,338)	2,810
Net unrealized appreciation (depreciation) of investments	36,906	52	7,608	5,091
Net increase (decrease) in net assets resulting from operations	49,980	47	4,506	9,147
Changes from principal transactions:
Premiums	853	—	586	1,433
Death benefits	(6,394)	—	(1,008)	(3,856)
Surrenders and withdrawals	(31,973)	(16)	(5,392)	(22,675)
Contract charges	(2,435)	—	(437)	(1,607)
Cost of insurance and administrative charges	(37)	—	(7)	(26)
Transfers between Divisions (including fixed account), net	(13,444)	17	(2,613)	47,753
Increase (decrease) in net assets derived from principal transactions	(53,430)	1	(8,871)	21,022
Total increase (decrease) in net assets	(3,450)	48	(4,365)	30,169
Net assets at December 31, 2020	375,290	473	63,710	195,730
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,387)	(6)	(1,161)	283
Total realized gain (loss) on investments and capital gains distributions	17,343	(2)	435	3,034
Net unrealized appreciation (depreciation) of investments	34,042	67	8,605	(10,556)
Net increase (decrease) in net assets resulting from operations	45,998	59	7,879	(7,239)
Changes from principal transactions:
Premiums	2,135	—	224	1,084
Death benefits	(8,625)	—	(1,117)	(3,994)
Surrenders and withdrawals	(49,302)	(44)	(6,030)	(18,677)
Contract charges	(2,665)	—	(468)	(1,375)
Cost of insurance and administrative charges	(34)	—	(6)	(21)
Transfers between Divisions (including fixed acccount), net	(4,610)	8	(212)	638
Increase (decrease) in net assets derived from principal transactions	(63,101)	(36)	(7,609)	(22,345)
Total increase (decrease) in net assets	(17,103)	23	270	(29,584)
Net assets at December 31, 2021	$358,187	$496	$63,980	$166,146

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2020	$1,376	$725,676	$1,494	$28,450
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(12,005)	(10)	(428)
Total realized gain (loss) on investments and capital gains distributions	138	51,310	(146)	(1,140)
Net unrealized appreciation (depreciation) of investments	388	205,625	418	7,050
Net increase (decrease) in net assets resulting from operations	515	244,930	262	5,482
Changes from principal transactions:
Premiums	(38)	3,610	16	16
Death benefits	—	(19,828)	—	(554)
Surrenders and withdrawals	(113)	(67,447)	(63)	(2,440)
Contract charges	—	(3,961)	—	(154)
Cost of insurance and administrative charges	—	(150)	—	(6)
Transfers between Divisions (including fixed account), net	(44)	(28,557)	(181)	(1,537)
Increase (decrease) in net assets derived from principal transactions	(195)	(116,333)	(228)	(4,675)
Total increase (decrease) in net assets	320	128,597	34	807
Net assets at December 31, 2020	1,696	854,273	1,528	29,257
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(11,683)	(13)	(478)
Total realized gain (loss) on investments and capital gains distributions	652	343,160	170	3,260
Net unrealized appreciation (depreciation) of investments	(407)	(225,381)	(108)	(1,950)
Net increase (decrease) in net assets resulting from operations	234	106,096	49	832
Changes from principal transactions:
Premiums	23	2,495	79	16
Death benefits	—	(17,127)	—	(350)
Surrenders and withdrawals	(39)	(74,085)	(84)	(3,104)
Contract charges	—	(3,133)	—	(140)
Cost of insurance and administrative charges	—	(106)	—	(5)
Transfers between Divisions (including fixed acccount), net	(1,914)	(868,413)	22	(373)
Increase (decrease) in net assets derived from principal transactions	(1,930)	(960,369)	17	(3,956)
Total increase (decrease) in net assets	(1,696)	(854,273)	66	(3,124)
Net assets at December 31, 2021	$—	$—	$1,594	$26,133
The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(Dollars in thousands)

	Allspring VT Omega Growth Fund - Class 2	Allspring VT Index Asset Allocation Fund - Class 2	Allspring VT Small Cap Growth Fund - Class 2
Net assets at January 1, 2020	$658	$684	$266
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(7)	(6)
Total realized gain (loss) on investments and capital gains distributions	106	110	26
Net unrealized appreciation (depreciation) of investments	142	(6)	116
Net increase (decrease) in net assets resulting from operations	235	97	136
Changes from principal transactions:
Premiums	—	—	—
Death benefits	—	—	—
Surrenders and withdrawals	(177)	(71)	(16)
Contract charges	(4)	(4)	(1)
Cost of insurance and administrative charges	—	—	—
Transfers between Divisions (including fixed account), net	(2)	(6)	—
Increase (decrease) in net assets derived from principal transactions	(183)	(81)	(17)
Total increase (decrease) in net assets	52	16	119
Net assets at December 31, 2020	710	700	385
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(10)	(6)
Total realized gain (loss) on investments and capital gains distributions	245	98	155
Net unrealized appreciation (depreciation) of investments	(145)	6	(122)
Net increase (decrease) in net assets resulting from operations	88	94	27
Changes from principal transactions:
Premiums	—	—	—
Death benefits	—	—	—
Surrenders and withdrawals	(352)	(29)	(250)
Contract charges	(3)	(4)	(2)
Cost of insurance and administrative charges	—	—	—
Transfers between Divisions (including fixed acccount), net	1	(7)	(1)
Increase (decrease) in net assets derived from principal transactions	(354)	(40)	(253)
Total increase (decrease) in net assets	(266)	54	(226)
Net assets at December 31, 2021	$444	$754	$159

The accompanying notes are an integral part of these financial statements.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1.	Organization

Venerable Insurance and Annuity Company (“VIAC” or the “Company”) is an Iowa stock life insurance company that was originally organized in 1973 under the insurance laws of Minnesota. On June 1, 2018, the Company became an indirectly wholly owned subsidiary of VA Capital Company LLC, an insurance holding company organized under Delaware law (“VA Capital”). The Company’s direct parent is Venerable Holdings, Inc. (Venerable”). Before June 1, 2018, the Company was an indirectly wholly owned subsidiary of Voya Financial, Inc.

Separate Account B of the Company (the “Account”) was established by the Company on July 14, 1988, to support operations of the Company’s variable annuity contracts (the “Contracts”). None of the Contracts are currently available for new purchasers but existing Contract owners may continue to invest in their Contracts.

The variable annuity Contracts supported by the Account are:
•	Architect Variable Annuity
•	GoldenSelect Landmark
•	GoldenSelect Legends
•	Wells Fargo Landmark
•	GoldenSelect Access
•	Golden Select Premium Plus
•	Golden Select Fleet Premium Plus (previously Golden Select Premium Plus Featuring the Galaxy VIP Fund)
•	GoldenSelect ESII
•	GoldenSelect Opportunities
•	GoldenSelect Generations
•	Wells Fargo Opportunities
•	GoldenSelect DVA Plus
•	GoldenSelect Granite PrimElite
•	Preferred Advantage Variable Annuity
•	Potential Plus Annuity
•	Simplicity Variable Annuity
•	SmartDesign Signature
•	Focus Variable Annuity
•	Rollover Choice Variable Annuity
•	GoldenSelect Value
•	SmartDesign Advantage
•	SmartDesign Variable Annuity
•	GoldenSelect Access One
•	GoldenSelect Fund for Life
•	GoldenSelect DVA
•	GoldenSelect DVA Series 100

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the VIAC guaranteed interest division, the VIAC fixed interest division and the fixed account (an investment option in the Company’s general account), as directed by the Contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VIAC.

At December 31, 2021, the Account had 179 investment divisions (the “Divisions”), each which invests in shares of a designated independently managed mutual fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with assets balances at December 31, 2021 and related Trusts are as follows:

AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4
Bond Fund - Class 4
Capital Income Builder Fund - Class 4
Global Growth Fund - Class 4
Growth Fund - Class 4
International Fund - Class 4
New World Fund - Class 4
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III
BlackRock Global Allocation V.I. Fund - Class III
BlackRock High Yield V.I. Fund - Class III
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III
Columbia Funds Series Trust II:
Columbia VP Seligman Global Technology Fund - Class 2
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class 2
Columbia Small Company Growth Fund, Variable Series - Class 1
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1
Deutsche DWS Variable Series I:
DWS Core Equity VIP - Class B
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP - Class B
DWS High Income VIP - Class B
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II - Service Shares
Federated Hermes Kaufmann Fund II - Service Shares
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Delaware Ivy Equity Funds:
Delaware Ivy VIP Securian Real Estate Securities - Class II
Delaware Ivy Funds Variable Insurance Portfolios:
Delaware Ivy VIP Asset Strategy
Delaware Ivy VIP Balanced
Delaware Ivy VIP Energy
Delaware Ivy VIP High Income
Delaware Ivy VIP International Core Equity
Delaware Ivy VIP Mid Cap Growth
Delaware Ivy VIP Science and Technology
Delaware Ivy VIP Small Cap Core - Class II
Delaware Ivy VIP Small Cap Growth
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Service Shares
Janus Henderson Enterprise Portfolio - Service Shares
Janus Henderson Flexible Bond Portfolio - Service Shares
Legg Mason Partners Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio II
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I
MFS® Series Trust VIII:
MFS VIT II Income Portfolio - Service Class

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

MFS® Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class
MFS® Variable Insurance Trust II:
MFS VIT International Intrinsic Value Portfolio - Service Class
MFS VIT Value Series - Service Class
MFS® Variable Insurance Trust III:
MFS VIT III Global Real Estate Portfolio - Service Class
Invesco Main Street Fund®:
Invesco V.I. Main Street Fund - Series II
Invesco V.I. Main Street Small Cap Fund - Series II
Invesco Variable Insurance Fund:
Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Invesco Oppenheimer V.I. International Growth Fund - Series II
Invesco V.I. Core Bond Fund - Series II
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class
PIMCO Low Duration Portfolio - Administrative Class
PIMCO Real Return Portfolio - Administrative Class
PIMCO Short-Term Portfolio - Administrative Class
PIMCO Total Return Portfolio - Administrative Class
ProFunds:
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Putnam Variable Trust:
Putnam VT Income Fund - Class 1B
Putnam VT International Equity Fund - Class 1B
Putnam VT International Value Fund - Class 1B
Putnam VT Mortgage Securities Fund - Class 1B
Putnam VT Multi-Cap Core Fund - Class IB Shares
Putnam VT Small Cap Value Fund - Class 1B
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio – II
T. Rowe Price Health Sciences Portfolio – II
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Balanced Income Portfolio - Adviser Class
Voya Balanced Income Portfolio - Service Class
Voya Balanced Income Portfolio - Service 2 Class
Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Service Class
Voya Government Liquid Assets Portfolio - Service 2 Class
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service 2 Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service 2 Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service 2 Class
VY® Invesco Growth and Income Portfolio - Adviser Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service 2 Class
VY® JPMorgan Emerging Markets Equity Portfolio – Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio – Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Voya Investors Trust (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio -
Adviser Class
Voya International High Dividend Low Volatility Portfolio -
Service Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Adviser Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Columbia Contrarian Core Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Invesco Global Portfolio - Adviser Class
VY® Invesco Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Growth Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S
Voya Variable Funds:
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class A
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class A
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class A
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class A
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class A
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya Variable Products Trust:
Voya SmallCap Opportunities Portfolio - Class A
Voya SmallCap Opportunities Portfolio - Class S
Allspring Funds Trust:
Allspring VT Omega Growth Fund - Class 2
Allspring Variable Trust:
Allspring VT Index Asset Allocation Fund - Class 2
Allspring VT Small Cap Growth Fund - Class 2

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The names of certain Divisions were changed during 2021 because of fund name changes or mergers. The following is a summary of current and former names for those Divisions:

Current Name
Allsprings Variable Trust:
Allspring VT Omega Growth Fund - Class 2
Allspring VT Index Asset Allocation Fund - Class 2
Allspring VT Small Cap Growth Fund - Class 2
Delaware Ivy Equity Funds:
Delaware Ivy VIP Securian Real Estate Securities - Class II
Delaware Ivy Funds Variable Insurance Portfolios:
Delaware Ivy VIP Asset Strategy
Delaware Ivy VIP Balanced
Delaware Ivy VIP Energy
Delaware Ivy VIP High Income
Delaware Ivy VIP International Core Equity
Delaware Ivy VIP Mid Cap Growth
Delaware Ivy VIP Science and Technology
Delaware Ivy VIP Small Cap Core - Class II
Delaware Ivy VIP Small Cap Growth
Invesco Main Street Fund®:
Invesco V.I. Main Street Fund - Series II
Invesco V.I. Main Street Small Cap Fund - Series II
Invesco Variable Insurance Fund:
Invesco V.I. Core Bond Fund - Series II
Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Voya Partners, Inc.:
VY® Invesco Global Portfolio - Service Class
VY® Invesco Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Adviser Class
Former Name
Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund - Class 2
Wells Fargo VT Index Asset Allocation Fund - Class 2
Wells Fargo VT Small Cap Growth Fund - Class 2
Ivy Equity Funds:
Ivy VIP Securian Real Estate Securities - Class II
Ivy Funds Variable Insurance Portfolios:
Ivy VIP Asset Strategy
Ivy VIP Balanced
Ivy VIP Energy
Ivy VIP High Income
Ivy VIP International Core Equity
Ivy VIP Mid Cap Growth
Ivy VIP Science and Technology
Ivy VIP Small Cap Core - Class II
Ivy VIP Small Cap Growth
Invesco Oppenheimer Main Street Fund®:
Invesco Oppenheimer V.I. Main Street Fund - Series II
Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series II
Invesco Variable Insurance Fund:
Invesco Oppenheimer V.I. Total Return Bond Fund - Series II
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series II
Voya Partners, Inc.:
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Oppenheimer Global Portfolio - Service Class

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

During 2021, the following Divisions were closed to all contract owners because of fund substitutions:

ProFunds:
ProFund VP Bull

Voya Investors Trust:
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class

Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I

Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A
Voya MidCap Opportunities Portfolio - Class S

During 2021, the following Divisions were open to all contract owners:

Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I

Voya Variable Portfolios, Inc.:
Voya Russell™ Large Cap Index Portfolio - Class I

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, VIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits, surrenders and withdrawals, contract charges, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VIAC).

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2021. There were no transfers among the levels for the year ended December 31, 2021. The Account had no liabilities as  of  December 31, 2021.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

4.	Charges and Fees

Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover VIAC’s expenses in connection with the issuance and administration of the Contracts.

Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.15% of the assets attributable to certain Contracts. For the Voya Preferred Advantage Variable Annuity Contract ("Preferred Advantage") the Account deducts this charge at annual rates of 0.60% to cover the mortality and expense risks, as specified in the contract. For Preferred Advantage contracts with contract dates on and after November 21, 2016, the maximum daily asset based administrative fee increased to 1.15% annually. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Other Contract Charges

For certain Contracts, an additional charge up to 0.60% is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through a reduction in unit values.

Fees Waived by VIAC

Certain charges and fees for various types of Contracts may be waived by VIAC. VIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

Contents

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 follow:
	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	$1,197	$257
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4	468	919
Bond Fund - Class	4 868	2,389
Capital Income Builder Fund – Class	4 549	592
Global Growth Fund - Class	4 539	312
Growth Fund - Class 4	2,401	1,516
International Fund - Class 4	196	173
New World Fund - Class 4	360	208
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	1,140	530
BlackRock Global Allocation V.I. Fund - Class III	104,308	82,618
BlackRock High Yield V.I. Fund - Class III	360	194
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	276	44
Columbia Funds Series Trust II:
Columbia VP Seligman Global Technology Fund - Class 2	956	354
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class 2	388	12,976
Columbia Small Company Growth Fund, Variable Series - Class 1	14	4
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	6
Deutsche Variable Series I:
DWS Core Equity VIP - Class B	103	339
Deutsche Variable Series II:
DWS Alternative Asset Allocation VIP - Class B	13	81
DWS High Income VIP - Class B	17	5
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	616	504
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II - Service Shares	540	57
Federated Hermes Kaufmann Fund II - Service Shares	188	166
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2	403	451
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	235	20
Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	136	10
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	101	103
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	65	70

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements
	Purchases	Sales
	(Dollars in thousands)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	$583	$1,491
Franklin Strategic Income VIP Fund - Class 2	48	72
Templeton Global Bond VIP Fund - Class 2	347	609
Delaware Ivy Equity Funds:
Delaware Ivy VIP Securian Real Estate Securities - Class II	50	44
Delaware Ivy Funds Variable Insurance Portfolios:
Delaware Ivy VIP Asset Strategy - Class II	50	47
Delaware Ivy VIP Balanced - Class II	89	51
Delaware Ivy VIP Energy - Class II	2,129	1,617
Delaware Ivy VIP High Income - Class II	142	74
Delaware Ivy VIP Balanced - Class II	68	11
Delaware Ivy VIP Mid Cap Growth - Class II	59	77
Delaware Ivy VIP Science and Technology - Class II	335	112
Delaware Ivy VIP Smid Cap Core - Class II	32	21
Delaware Ivy VIP Small Cap Growth - Class II	260	282
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Service Shares	178	936
Janus Henderson Enterprise Portfolio - Service Shares	298	284
Janus Henderson Flexible Bond Portfolio - Service Shares	78	161
Legg Mason Partners Equity Trust:
ClearBridge Var Aggressive Growth Portfolio II	284	68
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II	239	12
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	—	2
MFS® Series Trust VIII:
MFS VIT II Income Portfolio - Service Class	35	138
MFS Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class	48	41
MFS® Variable Insurance Trust II:
MFS VIT International Intrinsic Value Portfolio - Service Class	24	46
MFS VIT Value Series - Service Class	170	177
MFS® Variable Insurance Trust III:
MFS VIT III Global Real Estate Portfolio - Service Class	44	103
Invesco Main Street Fund®:
Invesco V.I. Main Street Fund - Series II	90	89
Invesco V.I. Main Street Small Cap Fund - Series II	140	360
Invesco Variable Insurance Fund:
Invesco Oppenheimer V.I. International Growth Fund - Series II	205	236
Invesco V.I. Core Bond Fund - Series II	231	487
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	154	54
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	225	2
PIMCO Low Duration Portfolio - Administrative Class	118	242
PIMCO Real Return Portfolio - Administrative Class	594	566
PIMCO Short-Term Portfolio - Administrative Class	296	138
PIMCO Total Return Portfolio - Administrative Class	1,135	792

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ProFunds:
ProFund VP Bull	$411	$7,696
ProFund VP Europe 30	14	356
ProFund VP Rising Rates Opportunity	197	256
Putnam Variable Trust:
Putnam VT Income Fund - Class 1B	214	254
Putnam VT International Equity Fund - Class 1B	165	19
Putnam VT International Value Fund - Class 1B	23	10
Putnam VT Mortgage Securities Fund - Class 1B	47	145
Putnam VT Multi-Cap Core Fund - Class IB Shares	332	26
Putnam VT Small Cap Value Fund - Class 1B	84	86
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	950	1,186
T. Rowe Price Health Sciences Portfolio - II	771	838
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	147	229
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	122	342
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	297	751
Voya Intermediate Bond Portfolio - Class S	98,536	187,794
Voya Investors Trust:
Voya Balanced Income Portfolio - Adviser Class	85	158
Voya Balanced Income Portfolio - Service Class	11,387	37,092
Voya Balanced Income Portfolio - Service 2 Class	487	1,862
Voya Global Perspectives® Portfolio - Class A	6,486	14,548
Voya Government Liquid Assets Portfolio - Class I	267	273
Voya Government Liquid Assets Portfolio - Service Class	65,667	120,848
Voya Government Liquid Assets Portfolio - Service 2 Class	10,930	12,403
Voya High Yield Portfolio - Adviser Class	73	187
Voya High Yield Portfolio - Service Class	18,204	36,194
Voya Large Cap Growth Portfolio - Adviser Class	340,979	283,707
Voya Large Cap Growth Portfolio - Institutional Class	15	3
Voya Large Cap Growth Portfolio - Service Class	253,530	256,453
Voya Large Cap Growth Portfolio - Service 2 Class	2,830	2,012
Voya Large Cap Value Portfolio - Adviser Class	6	442
Voya Large Cap Value Portfolio - Service Class	11,105	708,920
Voya Limited Maturity Bond Portfolio - Service Class	376	2,921
Voya Retirement Conservative Portfolio - Adviser Class	24,328	53,774
Voya Retirement Growth Portfolio - Adviser Class	138,745	367,518
Voya Retirement Moderate Growth Portfolio - Adviser Class	96,496	237,491
Voya Retirement Moderate Portfolio - Adviser Class	57,420	119,131
Voya U.S. Stock Index Portfolio - Service Class	30,622	41,153
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	449	309
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	38,564	28,922
VY® Clarion Global Real Estate Portfolio - Adviser Class	5	47
VY® Clarion Global Real Estate Portfolio - Service Class	1,550	11,297
VY® Clarion Global Real Estate Portfolio - Service 2 Class	25	92

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® Clarion Real Estate Portfolio - Adviser Class	$11	$202
VY® Clarion Real Estate Portfolio - Service Class	1,985	23,871
VY® Clarion Real Estate Portfolio - Service 2 Class	166	2,353
VY® Invesco Growth and Income Portfolio - Adviser Class	158	93
VY® Invesco Growth and Income Portfolio - Service Class	14,601	44,611
VY® Invesco Growth and Income Portfolio - Service 2 Class	668	5,823
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	363	254
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	35,304	58,765
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	1,023	2,090
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	190	332
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	275	327
VY® Morgan Stanley Global Franchise Portfolio - Service Class	24,326	52,466
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	3,601	6,302
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	9,040	4,262
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	308,323	368,122
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	7,923	10,100
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	305	1,842
VY® T. Rowe Price International Stock Portfolio - Adviser Class	125	70
VY® T. Rowe Price International Stock Portfolio - Service Class	8,859	25,056
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	95	53
Voya Global Bond Portfolio - Service Class	217	384
Voya International High Dividend Low Volatility Portfolio - Adviser Class	82	181
Voya International High Dividend Low Volatility Portfolio - Service Class	9,687	42,504
Voya Solution 2025 Portfolio - Adviser Class	658	294
Voya Solution 2025 Portfolio - Service Class	1,013	1,389
Voya Solution 2035 Portfolio - Adviser Class	246	40
Voya Solution 2035 Portfolio - Service Class	511	1,891
Voya Solution 2045 Portfolio - Adviser Class	9	17
Voya Solution 2045 Portfolio - Service Class	68	320
Voya Solution 2055 Portfolio - Adviser Class	322	1
Voya Solution Income Portfolio - Adviser Class	146	164
Voya Solution Income Portfolio - Service Class	833	1,402
Voya Solution Moderately Aggressive Portfolio - Service Class	8,979	77,939
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	625	178
VY® American Century Small-Mid Cap Value Portfolio - Service Class	91	462
VY® Baron Growth Portfolio - Adviser Class	256	460
VY® Columbia Contrarian Core Portfolio - Adviser Class	336	141
VY® Columbia Small Cap Value II Portfolio - Adviser Class	335	77
VY® Columbia Small Cap Value II Portfolio - Service Class	761	16,286
VY® Invesco Equity and Income Portfolio - Adviser Class	558	212
VY® Invesco Equity and Income Portfolio - Initial Class	22	90
VY® Invesco Equity and Income Portfolio - Service Class	10,188	70,248
VY® Invesco Equity and Income Portfolio - Service 2 Class	10,108	44,339
VY® Invesco Global Portfolio - Adviser Class	97	33
VY® Invesco Global Portfolio - Initial Class	161	314
VY® Invesco Global Portfolio - Service Class	10,768	22,489

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	$171	$331
VY® JPMorgan Mid Cap Value Portfolio - Service Class	3,683	18,362
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	263	256
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	1,425	1,824
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	482	748
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	237	252
Voya Strategic Allocation Growth Portfolio - Class S	19	58
Voya Strategic Allocation Moderate Portfolio - Class S	58	57
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	26,156	993,175
Voya Growth and Income Portfolio - Class I	19	835
Voya Growth and Income Portfolio - Class S	12,636	540,206
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class A	—	—
Voya Global High Dividend Low Volatility Portfolio - Class	S 10,346	75,915
Voya Index Plus LargeCap Portfolio - Class S	9,025	24,288
Voya Index Plus MidCap Portfolio - Class S	1,031	12,254
Voya Index Plus SmallCap Portfolio - Class S	513	9,557
Voya International Index Portfolio - Class A	17,793	76,956
Voya International Index Portfolio - Class S	541	2,954
Voya Russell® Large Cap Index Portfolio - Class I	902	27
Voya Russell™ Large Cap Growth Index Portfolio - Class S	24,619	147,263
Voya Russell™ Large Cap Index Portfolio - Class A	15,307	1,136
Voya Russell™ Large Cap Index Portfolio - Class S	1,367,863	153,546
Voya Russell™ Large Cap Value Index Portfolio - Class I	—	—
Voya Russell™ Large Cap Value Index Portfolio - Class S	651,886	146,697
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	883,486	147,242
Voya Russell™ Mid Cap Index Portfolio - Class A	627	448
Voya Russell™ Mid Cap Index Portfolio - Class S	38,431	34,916
Voya Russell™ Small Cap Index Portfolio - Class A	237	423
Voya Russell™ Small Cap Index Portfolio - Class S	24,581	93,068
Voya Small Company Portfolio - Class A	47	87
Voya Small Company Portfolio - Class S	1,730	10,226
Voya U.S. Bond Index Portfolio - Class S	16,153	36,170
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A	315	1,989
Voya MidCap Opportunities Portfolio - Class S	129,136	981,957
Voya SmallCap Opportunities Portfolio - Class A	285	113
Voya SmallCap Opportunities Portfolio - Class S	3,258	4,880
Allspring Funds Trust:
Allspring VT Omega Growth Fund - Class 2	77	367
Allspring Variable Trust:
Allspring VT Index Asset Allocation Fund - Class 2	73	55
Allspring VT Small Cap Growth Fund - Class 2	45	257

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

6.	Changes in Units

The changes in units outstanding for the years ended December 31, 2021 and 2020 are shown in the following table:

	Year ended December 31,
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	87,439	18,729	68,710	11,161	13,501	(2,340)
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4	28,995	59,011	(30,016)	61,950	57,051	4,899
Bond Fund - Class 4	63,309	207,656	(144,347)	257,225	101,648	155,577
Capital Income Builder Fund - Class 4	36,749	40,263	(3,514)	5,759	35,342	(29,583)
Global Growth Fund - Class 4	23,822	18,299	5,523	24,353	31,767	(7,414)
Growth Fund - Class 4	40,727	57,369	(16,642)	84,652	138,556	(53,904)
International Fund - Class 4	12,147	11,660	487	28,181	38,826	(10,645)
New World Fund - Class 4	17,220	11,267	5,953	6,334	13,616	(7,282)
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	31,408	33,612	(2,204)	34,861	76,931	(42,070)
BlackRock Global Allocation V.I. Fund - Class III	1,916,047	5,576,084	(3,660,037)	864,190	5,968,563	(5,104,373)
BlackRock High Yield V.I. Fund - Class III	21,799	17,135	4,664	29,492	77,074	(47,582)
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III	14,832	2,025	12,807	4,191	198	3,993
Columbia Funds Series Trust II:
Columbia VP Seligman Global Technology Fund - Class 2	21,131	14,007	7,124	34,824	32,166	2,658
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class 2	76,554	339,632	(263,078)	63,248	297,315	(234,067)
Columbia Small Company Growth Fund, Variable Series - Class 1	—	35	(35)	152	150	2
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	129	(129)	693	1,497	(804)
Deutsche Variable Series I:
DWS Core Equity VIP - Class B	2,168	18,043	(15,875)	5,317	10,999	(5,682)
Deutsche Variable Series II:
DWS Alternative Asset Allocation VIP - Class B	8	6,012	(6,004)	2,487	3,707	(1,220)
DWS High Income VIP - Class B	881	309	572	786	2,226	(1,440)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	50,830	46,372	4,458	32,308	129,593	(97,285)
Federated Hermes Insurance Series:
Federated Hermes High Income Bond Fund II - Service Shares	43,086	4,205	38,881	6,977	7,343	(366)
Federated Hermes Kaufmann Fund II - Service Shares	6,910	7,866	(956)	20,348	9,816	10,532
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2	24,286	37,078	(12,792)	46,767	86,137	(39,370)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	14,869	2,945	11,924	1,321	16,398	(15,077)
Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	10,252	—	10,252	2,092	1,806	286
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	3,802	5,440	(1,638)	5,839	4,692	1,147
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	3,354	3,809	(455)	303	146	157
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	8,683	31,720	(23,037)	6,888	21,796	(14,908)
Franklin Strategic Income VIP Fund - Class 2	1,851	5,922	(4,071)	3,058	18,911	(15,853)
Templeton Global Bond VIP Fund - Class 2	42,779	66,576	(23,797)	47,090	74,492	(27,402)
Delaware Ivy Equity Funds:
Delaware Ivy VIP Securian Real Estate Securities - Class II	3,710	3,893	(183)	6,726	17,173	(10,447)
Delaware Funds Variable Insurance Portfolios:
Delaware Ivy VIP Asset Strategy - Class II	424	3,211	(2,787)	624	8,250	(7,626)
Delaware Ivy VIP Balanced - Class II	510	2,396	(1,886)	12,766	3,527	9,239
Delaware Ivy VIP Energy - Class II	427,758	291,619	136,139	601,120	356,547	244,573
Delaware Ivy VIP High Income - Class II	6,377	6,178	199	7,196	10,788	(3,592)
Delaware Ivy VIP Balanced - Class II	4,735	766	3,969	56	1	55
Delaware Ivy VIP Mid Cap Growth - Class II	31	2,936	(2,905)	113	9,680	(9,567)
Delaware Ivy VIP Science and Technology - Class II	420	4,553	(4,133)	365	9,741	(9,376)
Delaware Ivy VIP Smid Cap Core - Class II	2,306	1,280	1,026	2,578	6,063	(3,485)
Delaware Ivy VIP Small Cap Growth - Class II	6,036	13,455	(7,419)	13,303	10,178	3,125
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Service Shares	9,493	56,758	(47,265)	41,875	53,828	(11,953)
Janus Henderson Enterprise Portfolio - Service Shares	3,787	10,974	(7,187)	19,241	62,442	(43,201)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Aspen Series: (continued)
Janus Henderson Flexible Bond Portfolio - Service Shares	4,033	13,512	(9,479)	3,053	22,924	(19,871)
Legg Mason Partners Equity Trust:
ClearBridge Var Aggressive Growth Portfolio II	12,817	3,476	9,341	415	380	35
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II	12,012	1,626	10,386	572	1,679	(1,107)
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	—	52	(52)	383	169	214
MFS® Series Trust VIII:
MFS VIT II Income Portfolio - Service Class	539	11,360	(10,821)	42,588	24,756	17,832
MFS Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class	1,349	2,071	(722)	2,249	11,195	(8,946)
MFS® Variable Insurance Trust II:
MFS VIT International Intrinsic Value Portfolio - Service Class	607	2,494	(1,887)	13,239	20,807	(7,568)
MFS VIT Value Series - Service Class	9,388	11,597	(2,209)	16,810	16,533	277
MFS® Variable Insurance Trust III:
MFS VIT III Global Real Estate Portfolio - Service Class	2,494	7,054	(4,560)	2,812	28,804	(25,992)
Invesco Main Street Fund®:
Invesco V.I. Main Street Fund - Series II	1,421	3,424	(2,003)	3,492	2,332	1,160
Invesco V.I. Main Street Small Cap Fund - Series II	695	5,675	(4,980)	2,233	8,807	(6,574)
Invesco Variable Insurance Fund:
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	3,722	2,002	1,720	262	4,408	(4,146)
Invesco Oppenheimer V.I. International Growth Fund - Series II	8,370	16,906	(8,536)	23,414	17,726	5,688
Invesco V.I. Core Bond Fund - Series II	13,904	41,870	(27,966)	121,968	26,439	95,529
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	14,656	—	14,656	887	13,295	(12,408)
PIMCO Low Duration Portfolio - Administrative Class	10,516	21,872	(11,356)	102,428	70,358	32,070
PIMCO Real Return Portfolio - Administrative Class	30,992	38,638	(7,646)	34,605	52,629	(18,024)
PIMCO Short-Term Portfolio - Administrative Class	26,659	11,959	14,700	36,770	64,939	(28,169)
PIMCO Total Return Portfolio - Administrative Class	77,874	73,215	4,659	114,479	94,408	20,071
ProFunds:
ProFund VP Bull	523,126	838,612	(315,486)	1,180	56,613	(55,433)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
ProFunds: (continued)
ProFund VP Europe 30	973,627	1,002,927	(29,300)	6,672	29,334	(22,662)
ProFund VP Rising Rates Opportunity	6,646,139	6,660,553	(14,414)	312,949	171,029	141,920
Putnam Variable Trust:
Putnam VT Income Fund - Class 1B	13,671	21,889	(8,218)	44,623	37,107	7,516
Putnam VT International Equity Fund - Class 1B	11,224	1,291	9,933	56	408	(352)
Putnam VT International Value Fund - Class 1B	1,584	754	830	94	—	94
Putnam VT Mortgage Securities Fund - Class 1B	4,698	13,121	(8,423)	34,420	26,501	7,919
Putnam VT Multi-Cap Core Fund - Class IB Shares	14,787	934	13,853	87	453	(366)
Putnam VT Small Cap Value Fund - Class 1B	5,517	5,647	(130)	2,649	2,495	154
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	11,445	46,157	(34,712)	39,308	70,314	(31,006)
T. Rowe Price Health Sciences Portfolio - II	21,867	42,283	(20,416)	78,227	86,009	(7,782)
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	5,616	15,117	(9,501)	30,659	46,781	(16,122)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	6,254	17,060	(10,806)	24,498	23,085	1,413
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	19,129	64,529	(45,400)	140,977	110,800	30,177
Voya Intermediate Bond Portfolio - Class S	19,144,651	25,858,999	(6,714,348)	15,957,455	25,553,376	(9,595,921)
Voya Investors Trust:
Voya Balanced Income Portfolio - Adviser Class	4,056	11,073	(7,017)	20,424	63,582	(43,158)
Voya Balanced Income Portfolio - Service Class	1,406,548	2,878,396	(1,471,848)	1,685,318	3,386,989	(1,701,671)
Voya Balanced Income Portfolio - Service 2 Class	20,942	99,935	(78,993)	2,302	34,579	(32,277)
Voya Global Perspectives® Portfolio - Class A	181,009	1,002,533	(821,524)	290,610	1,069,348	(778,738)
Voya Government Liquid Assets Portfolio - Class I	39,681	—	39,681	—	—	—
Voya Government Liquid Assets Portfolio - Service Class	31,407,795	35,566,887	(4,159,092)	24,469,167	18,916,720	5,552,447
Voya Government Liquid Assets Portfolio - Service 2 Class	1,341,894	1,471,342	(129,448)	1,608,136	1,409,533	198,603
Voya High Yield Portfolio - Adviser Class	3,530	14,237	(10,707)	17,005	14,365	2,640
Voya High Yield Portfolio - Service Class	1,751,075	2,856,105	(1,105,030)	901,574	2,673,956	(1,772,382)
Voya Large Cap Growth Portfolio - Adviser Class	1,766,581	9,099,166	(7,332,585)	1,900,740	10,044,239	(8,143,499)
Voya Large Cap Growth Portfolio - Institutional Class	—	64	(64)	—	—	—
Voya Large Cap Growth Portfolio - Service Class	463,990	4,789,885	(4,325,895)	155,060	5,134,432	(4,979,372)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust: (continued)
Voya Large Cap Growth Portfolio - Service 2 Class	1,655	35,307	(33,652)	1,735	61,818	(60,083)
Voya Large Cap Value Portfolio - Adviser Class	64	26,313	(26,249)	205	6,345	(6,140)
Voya Large Cap Value Portfolio - Service Class	1,455,719	29,318,982	(27,863,263)	1,419,373	5,137,939	(3,718,566)
Voya Limited Maturity Bond Portfolio - Service Class	206,180	322,283	(116,103)	17,307	131,790	(114,483)
Voya Retirement Conservative Portfolio - Adviser Class	2,725,452	5,645,858	(2,920,406)	4,270,413	5,580,052	(1,309,639)
Voya Retirement Growth Portfolio - Adviser Class	2,122,085	18,192,648	(16,070,563)	1,723,636	19,359,574	(17,635,938)
Voya Retirement Moderate Growth Portfolio - Adviser Class	1,804,756	12,480,964	(10,676,208)	1,667,538	13,411,775	(11,744,237)
Voya Retirement Moderate Portfolio - Adviser Class	2,155,972	7,717,550	(5,561,578)	2,008,750	8,574,989	(6,566,239)
Voya U.S. Stock Index Portfolio - Service Class	1,258,771	3,509,636	(2,250,865)	1,125,116	4,026,834	(2,901,718)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	37,709	27,687	10,022	79,172	4,600	74,572
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	5,230,176	4,553,651	676,525	2,639,696	2,644,992	(5,296)
VY® Clarion Global Real Estate Portfolio - Adviser Class	3	3,637	(3,634)	1,898	9,022	(7,124)
VY® Clarion Global Real Estate Portfolio - Service Class	202,951	795,324	(592,373)	216,731	608,744	(392,013)
VY® Clarion Global Real Estate Portfolio - Service 2 Class	3,509	8,044	(4,535)	920	4,526	(3,606)
VY® Clarion Real Estate Portfolio - Adviser Class	74	13,431	(13,357)	2,871	6,192	(3,321)
VY® Clarion Real Estate Portfolio - Service Class	97,213	290,395	(193,182)	47,536	204,448	(156,912)
VY® Clarion Real Estate Portfolio - Service 2 Class	3,718	58,259	(54,541)	12,491	43,869	(31,378)
VY® Invesco Growth and Income Portfolio - Adviser Class	10,093	5,712	4,381	13,216	13,473	(257)
VY® Invesco Growth and Income Portfolio - Service Class	672,554	1,181,118	(508,564)	228,996	1,012,992	(783,996)
VY® Invesco Growth and Income Portfolio - Service 2 Class	20,774	176,172	(155,398)	26,762	132,491	(105,729)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	13,300	12,736	564	8,533	42,841	(34,308)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	2,853,033	3,999,104	(1,146,071)	595,604	2,390,025	(1,794,421)
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	10,217	45,721	(35,504)	1,226	37,922	(36,696)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	6,945	18,556	(11,611)	24,865	28,649	(3,784)
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	2,092	15,058	(12,966)	7,026	14,679	(7,653)
VY® Morgan Stanley Global Franchise Portfolio - Service Class	405,355	1,396,631	(991,276)	392,221	1,189,372	(797,151)
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	9,994	127,303	(117,309)	26,068	130,554	(104,486)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	180,834	258,084	(77,250)	352,270	473,481	(121,211)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	1,515,781	4,822,763	(3,306,982)	1,511,410	4,825,799	(3,314,389)
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	41,955	221,754	(179,799)	37,853	253,996	(216,143)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	16,005	110,705	(94,700)	17,446	17,997	(551)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust: (continued)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	7,171	4,328	2,843	8,891	42,999	(34,108)
VY® T. Rowe Price International Stock Portfolio - Service Class	753,682	1,564,209	(810,527)	540,890	1,243,996	(703,106)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	6,028	4,250	1,778	15,798	16,254	(456)
Voya Global Bond Portfolio - Service Class	6,654	26,151	(19,497)	6,478	26,095	(19,617)
Voya International High Dividend Low Volatility Portfolio - Adviser Class	6,037	14,999	(8,962)	22,060	8,809	13,251
Voya International High Dividend Low Volatility Portfolio - Service Class	1,710,532	4,457,458	(2,746,926)	1,383,519	3,859,186	(2,475,667)
Voya Solution 2025 Portfolio - Adviser Class	38,012	18,668	19,344	15,890	3,693	12,197
Voya Solution 2025 Portfolio - Service Class	778	55,258	(54,480)	2,711	64,704	(61,993)
Voya Solution 2035 Portfolio - Adviser Class	14,445	2,358	12,087	9	10,840	(10,831)
Voya Solution 2035 Portfolio - Service Class	264	72,375	(72,111)	11,603	41,015	(29,412)
Voya Solution 2045 Portfolio - Adviser Class	—	965	(965)	—	1,721	(1,721)
Voya Solution 2045 Portfolio - Service Class	95	11,663	(11,568)	1,420	2,867	(1,447)
Voya Solution 2055 Portfolio - Adviser Class	16,534	3	16,531	1	4	(3)
Voya Solution Income Portfolio - Adviser Class	7,534	12,144	(4,610)	13,391	11,549	1,842
Voya Solution Income Portfolio - Service Class	2,263	67,014	(64,751)	16,609	131,513	(114,904)
Voya Solution Moderately Aggressive Portfolio - Service Class	724,488	5,183,065	(4,458,577)	526,109	5,501,798	(4,975,689)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	40,315	10,585	29,730	17,414	15,408	2,006
VY® American Century Small-Mid Cap Value Portfolio - Service Class	1,457	8,061	(6,604)	6,498	15,047	(8,549)
VY® Baron Growth Portfolio - Adviser Class	7,880	20,835	(12,955)	11,444	25,029	(13,585)
VY® Columbia Contrarian Core Portfolio - Adviser Class	10,902	7,907	2,995	18,283	16,777	1,506
VY® Columbia Small Cap Value II Portfolio - Adviser Class	23,212	5,104	18,108	1,686	12,129	(10,443)
VY® Columbia Small Cap Value II Portfolio - Service Class	204,842	815,589	(610,747)	172,685	619,227	(446,542)
VY® Invesco Equity and Income Portfolio - Adviser Class	37,523	12,760	24,763	6,761	5,406	1,355
VY® Invesco Equity and Income Portfolio - Initial Class	65	2,932	(2,867)	82	8,617	(8,535)
VY® Invesco Equity and Income Portfolio - Service Class	364,997	2,835,185	(2,470,188)	209,292	2,941,192	(2,731,900)
VY® Invesco Equity and Income Portfolio - Service 2 Class	866,834	3,104,755	(2,237,921)	682,463	3,806,887	(3,124,424)
VY® Invesco Global Portfolio - Adviser Class	2,573	1,352	1,221	7,286	22,062	(14,776)
VY® Invesco Global Portfolio - Initial Class	10,422	16,926	(6,504)	97	11,851	(11,754)
VY® Invesco Global Portfolio - Service Class	460,034	883,295	(423,261)	235,636	1,058,438	(822,802)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	10,016	25,443	(15,427)	10,570	34,567	(23,997)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc.: (continued)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	141,015	669,818	(528,803)	85,134	619,449	(534,315)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	3,628	12,865	(9,237)	13,813	6,072	7,741
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	1,950	27,577	(25,627)	9,052	23,759	(14,707)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	3,952	29,890	(25,938)	19,928	30,575	(10,647)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	6,911	8,813	(1,902)	8,841	7,573	1,268
Voya Strategic Allocation Growth Portfolio - Class S	393	1,851	(1,458)	76	433	(357)
Voya Strategic Allocation Moderate Portfolio - Class S	422	1,592	(1,170)	70	5,981	(5,911)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	1,578,170	34,790,726	(33,212,556)	932,848	5,676,488	(4,743,640)
Voya Growth and Income Portfolio - Class I	921	30,963	(30,042)	14	2,299	(2,285)
Voya Growth and Income Portfolio - Class S	268,856	20,127,965	(19,859,109)	150,696	2,932,813	(2,782,117)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class A	—	—	—	7	70	(63)
Voya Global High Dividend Low Volatility Portfolio - Class S	844,516	5,808,206	(4,963,690)	1,136,807	5,702,285	(4,565,478)
Voya Index Plus LargeCap Portfolio - Class S	267,829	976,701	(708,872)	32,504	774,561	(742,057)
Voya Index Plus MidCap Portfolio - Class S	158,680	477,892	(319,212)	48,409	322,560	(274,151)
Voya Index Plus SmallCap Portfolio - Class S	125,698	394,817	(269,119)	60,377	260,426	(200,049)
Voya International Index Portfolio - Class A	3,038,371	7,683,503	(4,645,132)	1,991,133	6,909,070	(4,917,937)
Voya International Index Portfolio - Class S	211,854	415,221	(203,367)	35,807	333,784	(297,977)
Voya Russell® Large Cap Index Portfolio - Class I	88,455	2,338	86,117	—	—	—
Voya Russell™ Large Cap Growth Index Portfolio - Class S	1,146,694	3,021,919	(1,875,225)	1,770,341	3,271,675	(1,501,334)
Voya Russell™ Large Cap Index Portfolio - Class A	1,442,463	97,653	1,344,810	46,722	70,107	(23,385)
Voya Russell™ Large Cap Index Portfolio - Class S	43,122,398	5,778,379	37,344,019	2,412,144	3,783,240	(1,371,096)
Voya Russell™ Large Cap Value Index Portfolio - Class I	—	2	(2)	160	2,700	(2,540)
Voya Russell™ Large Cap Value Index Portfolio - Class S	20,008,914	5,120,595	14,888,319	1,263,089	5,111,939	(3,848,850)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	15,856,611	3,003,463	12,853,148	716,903	2,910,773	(2,193,870)
Voya Russell™ Mid Cap Index Portfolio - Class A	15,918	26,835	(10,917)	8,540	55,917	(47,377)
Voya Russell™ Mid Cap Index Portfolio - Class S	1,574,551	1,976,370	(401,819)	601,292	1,786,681	(1,185,389)
Voya Russell™ Small Cap Index Portfolio - Class A	17,174	26,675	(9,501)	15,611	57,645	(42,034)
Voya Russell™ Small Cap Index Portfolio - Class S	2,233,128	4,462,182	(2,229,054)	1,059,830	3,815,887	(2,756,057)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31,
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Variable Portfolios, Inc.: (continued)
Voya Small Company Portfolio - Class A	601,292	1,786,681	(1,185,389)	577,454	1,707,099	(1,129,645)
Voya Small Company Portfolio - Class S	15,611	57,645	(42,034)	19,088	15,585	3,503
Voya U.S. Bond Index Portfolio - Class S	1,059,830	3,815,887	(2,756,057)	11,595,794	2,033,102	9,562,692
Voya Variable Products Trust:	2,088	1,771	317	133	1,675	(1,542)
Voya MidCap Opportunities Portfolio - Class A	217,521	680,714	(463,193)	117,442	677,039	(559,597)
Voya MidCap Opportunities Portfolio - Class S	6,501,300	4,755,368	1,745,932	2,814,201	3,027,977	(213,776)
Voya SmallCap Opportunities Portfolio - Class A
Voya SmallCap Opportunities Portfolio - Class S	6,033	17,056	(11,023)	4,300	11,164	(6,864)
Allspring Funds Trust:	881,241	5,110,577	(4,229,336)	461,876	5,853,218	(5,391,342)
Allspring VT Omega Growth Fund - Class 2	10,607	32,015	(21,408)	9,319	31,834	(22,515)
Allspring Variable Trust:	19,318	267,518	(248,200)	10,787	293,661	(282,874)
Allspring VT Index Asset Allocation Fund - Class 2
Allspring VT Small Cap Growth Fund - Class 2	11	4,591	(4,580)	—	3,348	(3,348)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2021, 2020, 2019, 2018, and 2017, follows:

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2021		77	$14.11	to	$13.47	1,041	0.52%	0.60%	to	1.15%	8.62%	to	8.02%
2020		8	$12.99	to	$12.47	106	7.81%	0.60%	to	1.15%	9.34%	to	8.72%
2019		11	$11.88	to	$11.47	124	—%	0.60%	to	1.15%	14.23%	to	13.56%
2018		11	$10.10	to	$10.40	109	1.64%	0.60%	to	1.15%	(7.31)%	to	(7.85)%
2017		12	$10.96	to	$11.22	135	3.88%	0.60%	to	1.15%		9.14%
Blue Chip Income & Growth Fund - Class 4
2021		318	$18.90	to	$17.46	5,653	1.27%	0.60%	to	1.15%	26.76%	to	26.06%
2020		348	$14.91	to	$13.85	4,902	1.47%	0.60%	to	1.15%	7.81%	to	7.20%
2019		343	$13.83	to	$12.92	4,508	1.94%	0.60%	to	1.15%	20.37%	to	19.63%
2018		369	$10.80	to	$11.49	4,039	1.97%	0.60%	to	1.15%	(9.53)%	to	(9.92)%
2017		350	$11.99	to	$12.70	4,274	2.83%	0.60%	to	1.15%	16.09%	to	15.29%
Bond Fund - Class 4
2021		217	$11.80	to	$11.35	2,529	0.89%	0.60%	to	1.15%	(1.17)%	to	(1.73)%
2020		362	$11.94	to	$11.55	4,235	1.73%	0.60%	to	1.15%	8.64%	to	8.15%
2019		206	$10.99	to	$10.68	2,233	2.78%	0.60%	to	1.15%	8.49%	to	7.77%
2018		157	$9.91	to	$10.13	1,578	2.11%	0.60%	to	1.15%	(1.46)%	to	(1.98)%
2017		189	$10.11	to	$10.28	1,936	2.21%	0.60%	to	1.15%		2.59%
Capital Income Builder Fund - Class 4
2021		153	$13.98	to	$14.05	2,144	2.75%	0.60%	to	1.15%	14.03%	to	13.31%
2020		156	$12.26	to	$12.40	1,930	2.45%	0.60%	to	1.15%	3.46%	to	2.99%
2019		186	$11.85	to	$12.04	2,226	2.63%	0.60%	to	1.15%	16.98%	to	16.22%
2018		228	$10.13	to	$10.36	2,341	2.75%	0.60%	to	1.15%	(7.83)%	to	(8.32)%
2017		227	$10.99	to	$11.30	2,534	2.79%	0.60%	to	1.15%	11.91%	to	11.33%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Global Growth Fund - Class 4
2021	120	$23.08	to	$22.90	$2,756	0.24%	0.60%	to	1.15%	15.46%	to	14.79%
2020	114	$19.99	to	$19.95	$2,282	0.14%	0.60%	to	1.15%	29.39%	to	28.63%
2019	122	$15.45	to	$15.51	$1,882	0.96%	0.60%	to	1.15%	34.11%	to	33.36%
2018	142	$11.52	to	$11.63	$1,643	0.57%	0.60%	to	1.15%	(9.79)%	to	(10.26)%
2017	144	$12.77	to	$12.96	$1,855	0.63%	0.60%	to	1.15%		30.31%
Growth Fund - Class 4
2021	388	$32.35	to	$29.67	$11,950	0.06%	0.60%	to	1.15%	20.93%	to	20.27%
2020	404	$26.75	to	$24.67	$10,343	0.21%	0.60%	to	1.15%	50.79%	to	49.97%
2019	458	$17.74	to	$16.45	$7,805	0.58%	0.60%	to	1.15%	29.68%	to	28.92%
2018	542	$12.76	to	$13.68	$7,143	0.28%	0.60%	to	1.15%	(1.08)%	to	(1.62)%
2017	513	$12.97	to	$13.83	$6,904	0.52%	0.60%	to	1.15%	27.23%	to	26.54%
International Fund - Class 4
2021	123	$13.87	to	$14.48	$1,730	2.17%	0.60%	to	1.15%	(2.32)%	to	(2.82)%
2020	123	$14.20	to	$14.90	$1,769	0.40%	0.60%	to	1.15%	12.97%	to	12.28%
2019	133	$12.57	to	$13.27	$1,711	1.21%	0.60%	to	1.15%	21.92%	to	21.30%
2018	151	$10.31	to	$10.94	$1,595	1.65%	0.60%	to	1.15%	(13.94)%	to	(14.40)%
2017	137	$11.98	to	$12.78	$1,682	1.62%	0.60%	to	1.15%	31.22%	to	30.41%
New World Fund - Class 4
2021	89	$17.47	to	$17.28	$1,553	0.68%	0.60%	to	1.15%	3.99%	to	3.41%
2020	83	$16.80	to	$16.71	$1,398	—%	0.60%	to	1.15%	22.54%	to	21.88%
2019	91	$13.71	to	$13.71	$1,244	0.79%	0.60%	to	1.15%	28.13%	to	27.30%
2018	97	$10.70	to	$10.77	$1,038	0.76%	0.60%	to	1.15%	(14.81)%	to	(15.20)%
2017	85	$10.77	to	$12.70	$1,077	0.93%	0.60%	to	1.15%		28.29%
BlackRock Equity Dividend V.I. Fund - Class III
2021	279	$18.80	to	$17.00	$5,049	1.33%	0.60%	to	1.15%	19.52%	to	18.88%
2020	281	$15.73	to	$14.30	$4,258	1.71%	0.60%	to	1.15%	2.95%	to	2.44%
2019	323	$15.28	to	$13.96	$4,750	1.82%	0.60%	to	1.15%	26.70%	to	25.99%
2018	367	$11.08	to	$12.06	$4,270	1.89%	0.60%	to	1.15%	(7.94)%	to	(8.51)%
2017	337	$12.11	to	$13.10	$4,296	1.51%	0.60%	to	1.15%	15.83%	to	15.11%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2021		31,526	$15.18	to	$15.61	536,715	0.82%	0.60%	to	2.35%	5.78%	to	3.93%
2020		35,185	$14.35	to	$15.02	573,393	1.17%	0.60%	to	2.35%	19.98%	to	17.80%
2019		40,288	$11.96	to	$12.75	553,667	1.23%	0.60%	to	2.35%	17.03%	to	15.07%
2018		46,731	$10.22	to	$12.91	555,086	0.84%	0.60%	to	2.35%	(8.09)%	to	(9.77)%
2017		52,688	$11.12	to	$14.10	689,179	1.24%	0.60%	to	2.35%	13.02%	to	11.03%
BlackRock High Yield V.I. Fund - Class III
2021		189	$13.83	to	$13.00	2,545	4.27%	0.60%	to	1.15%	4.54%	to	4.00%
2020		185	$13.23	to	$12.50	2,375	4.85%	0.60%	to	1.15%	6.44%	to	5.84%
2019		232	$12.43	to	$11.81	2,816	5.27%	0.60%	to	1.15%	14.14%	to	13.45%
2018		228	$10.41	to	$10.89	2,418	5.61%	0.60%	to	1.15%	(3.46)%	to	(3.97)%
2017		200	$10.84	to	$11.28	2,215	4.17%	0.60%	to	1.15%	6.42%	to	5.86%
BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III
2021		28	$16.09	to	$16.16	445	2.12%	0.60%	to	1.15%	10.97%	to	10.38%
2020		15	$14.50	to	$14.64	215	1.69%	0.60%	to	1.15%	13.73%	to	13.05%
2019		11	$12.75	to	$12.95	139	2.34%	0.60%	to	1.15%	20.51%	to	19.80%
2018		11	$10.58	to	$10.81	117	0.83%	0.60%	to	1.15%	(5.79)%	to	(6.24)%
2017		11	$11.23	to	$11.53	124	3.13%	0.60%	to	1.15%		14.01%
Columbia VP Seligman Global Technology Fund - Class 2
2021		145	$32.31	to	$31.48	4,614	0.31%	0.60%	to	1.15%	37.84%	to	37.11%
2020		138	$23.44	to	$22.96	3,195	—%	0.60%	to	1.15%	44.96%	to	44.13%
2019		136	$16.17	to	$15.93	2,167	—%	0.60%	to	1.15%	54.00%	to	53.17%
2018		140	$10.40	to	$10.50	1,460	—%	0.60%	to	1.15%	(9.01)%	to	(9.49)%
2017	5/8/2017	117	$11.49	to	$11.54	1,346	(a)	0.60%	to	1.15%		(a)
Columbia Small Cap Value Fund, Variable Series - Class 2
2021		1,279	$36.58	to	$27.07	58,456	0.54%	0.95%	to	2.35%	27.59%	to	25.79%
2020		1,543	$28.67	to	$21.52	55,925	0.27%	0.95%	to	2.35%	7.54%	to	6.01%
2019		1,777	$26.66	to	$20.30	60,537	0.27%	0.95%	to	2.35%	19.82%	to	18.16%
2018		1,777	$26.66	to	$20.30	60,537	0.28%	0.95%	to	2.35%	19.82%	to	18.16%
2017		2,068	$17.18	to	$32.80	59,567	0.18%	0.95%	to	2.35%	(18.94)%	to	(20.09)%

Contents

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Columbia Small Company Growth Fund, Variable Series - Class 1
2021	1	$79.81	to	$77.57	$77	—%	1.40%	to	1.55%	(4.26)%	to	(4.40)%
2020	1	$83.36	to	$81.14	$83	—%	1.40%	to	1.55%	68.71%	to	86.57%
2019	1		$49.41		$49	—%		1.40%			38.75%
2018	1		$35.61		$35	—%		1.40%			(3.15)%
2017	1		$36.76		$38	—%		1.40%			27.45%
Columbia VP Large Cap Growth Fund - Class 1
2021	5	$32.65	to	$30.92	$159	—%	1.40%	to	1.90%	26.94%	to	26.26%
2020	5	$25.72	to	$24.49	$129	—%	1.40%	to	1.90%	32.85%	to	32.16%
2019	6	$19.36	to	$18.53	$112	—%	1.40%	to	1.90%	28.30%	to	33.31%
2018	5	$13.90	to	$14.39	$71	—%	1.45%	to	1.90%	(5.33)%	to	(5.76)%
2017	27	$14.75	to	$15.20	$402	—%	1.45%	to	1.90%	26.25%	to	25.75%
DWS Core Equity VIP - Class B
2021	62	$23.17	to	$20.81	$1,307	0.38%	0.60%	to	1.15%	24.17%	to	23.50%
2020	78	$18.66	to	$16.85	$1,326	0.93%	0.60%	to	1.15%	14.97%	to	14.31%
2019	84	$16.23	to	$14.74	$1,249	0.79%	0.60%	to	1.15%	29.12%	to	28.51%
2018	88	$11.47	to	$12.57	$1,022	1.77%	0.60%	to	1.15%	(6.54)%	to	(7.13)%
2017	72	$12.35	to	$13.45	$900	0.20%	0.60%	to	1.15%		19.88%
DWS Alternative Asset Allocation VIP - Class B
2021	62	$12.31	to	$12.55	$778	1.68%	0.60%	to	1.15%	11.71%	to	11.06%
2020	68	$11.02	to	$11.30	$768	2.24%	0.60%	to	1.15%	4.65%	to	4.05%
2019	69	$10.53	to	$10.86	$751	3.56%	0.60%	to	1.15%	13.71%	to	13.13%
2018	74	$9.26	to	$9.60	$711	1.16%	0.60%	to	1.15%	(9.92)%	to	(10.45)%
2017	30	$10.28	to	$10.72	$322	0.56%	0.60%	to	1.15%		6.31%
DWS High Income VIP - Class B
2021	11	$13.43	to	$12.70	$138	3.76%	0.60%	to	1.15%	3.15%	to	2.58%
2020	10	$13.02	to	$12.38	$128	5.23%	0.60%	to	1.15%	5.17%	to	4.56%
2019	12	$12.38	to	$11.84	$140	5.39%	0.60%	to	1.15%	14.63%	to	14.07%
2018	11	$10.80	to	$10.38	$120	8.30%	0.60%	to	1.15%	(3.31)%	to	(3.89)%
2017	11	$11.17	to	$10.80	$121	8.67%	0.60%	to	1.15%		6.58%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2021		325	$11.93	to	$11.17	$3,738	2.94%	0.60%	to	1.15%	2.93%	to	2.48%
2020		321	$11.59	to	$10.90	$3,601	3.03%	0.60%	to	1.15%	1.40%	to	0.83%
2019		418	$11.43	to	$10.81	$4,659	4.36%	0.60%	to	1.15%	6.42%	to	5.77%
2018		555	$10.22	to	$10.74	$5,850	3.98%	0.60%	to	1.15%	(0.65)%	to	(1.16)%
2017		389	$10.34	to	$10.81	$4,146	2.90%	0.60%	to	1.15%		2.85%
Federated Hermes High Income Bond Fund II - Service Shares
2021		68	$12.23	to	$11.92	$819	6.19%	0.60%	to	1.15%	3.82%	to	3.29%
2020		30	$11.78	to	$11.54	$343	5.03%	0.60%	to	1.15%	4.80%	to	4.25%
2019		30	$11.24	to	$11.07	$333	6.03%	0.60%	to	1.15%	13.42%	to	12.73%
2018		34	$9.82	to	$9.91	$331	9.14%	0.60%	to	1.15%	(3.97)%	to	(4.47)%
2017	5/15/2017	21	$10.28	to	$10.32	$216	(a)	0.60%	to	1.15%		(a)
Federated Hermes Kaufmann Fund II - Service Shares
2021		25	$20.76	to	$20.22	$504	—%	0.60%	to	1.15%	1.67%	to	1.10%
2020		26	$20.42	to	$20.00	$518	—%	0.60%	to	1.15%	27.70%	to	26.98%
2019		15	$15.99	to	$15.75	$237	—%	0.60%	to	1.15%	32.70%	to	32.02%
2018		20	$11.93	to	$12.05	$234	—%	0.60%	to	1.15%	2.99%	to	2.32%
2017	6/7/2017	1	$11.66	to	$11.70	$11	(a)	0.60%	to	1.15%		(a)	2.32%
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2021		283	$12.91	to	$12.15	$3,583	2.35%	0.60%	to	1.15%	2.95%	to	2.36%
2020		296	$12.54	to	$11.87	$3,646	2.79%	0.60%	to	1.15%	6.54%	to	5.98%
2019		335	$11.77	to	$11.20	$3,882	3.09%	0.60%	to	1.15%	10.00%	to	9.37%
2018		343	$10.24	to	$10.70	$3,616	3.66%	0.60%	to	1.15%	(3.43)%	to	(3.94)%
2017		339	$10.66	to	$11.08	$3,702	4.29%	0.60%	to	1.15%		6.85%
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
2021		26	$18.28	to	$17.13	$464	0.30%	0.60%	to	1.15%	19.71%	to	18.96%
2020		14	$15.27	to	$14.40	$208	0.34%	0.60%	to	1.15%	17.37%	to	16.79%
2019		29	$13.01	to	$12.33	$373	0.78%	0.60%	to	1.15%	22.62%	to	21.96%
2018		38	$10.11	to	$10.61	$399	0.86%	0.60%	to	1.15%	(13.81)%	to	(14.32)%
2017		25	$11.80	to	$12.31	$300	0.67%	0.60%	to	1.15%		6.12%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
2021	85	$12.81	to	$12.23	$1,041	0.93%	0.60%	to	1.15%	2.89%	to	2.34%
2020	75	$12.45	to	$11.95	$894	0.93%	0.60%	to	1.15%	7.42%	to	6.79%
2019	74	$11.59	to	$11.19	$834	1.75%	0.60%	to	1.15%	9.55%	to	8.85%
2018	74	$10.28	to	$10.58	$765	2.93%	0.60%	to	1.15%		(2.49)%
2017	11		$10.85		$123	1.25%		0.60%			6.58%
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
2021	76	$16.98	to	$16.15	$1,259	0.91%	0.60%	to	1.15%	11.56%	to	10.92%
2020	78	$15.22	to	$14.56	$1,158	0.83%	0.60%	to	1.15%	14.26%	to	13.57%
2019	77	$13.32	to	$12.82	$1,001	1.50%	0.60%	to	1.15%	19.46%	to	18.81%
2018	67	$10.79	to	$11.15	$728	1.38%	0.60%	to	1.15%	(7.08)%	to	(7.54)%
2017	37	$11.67	to	$12.00	$432	1.53%	0.60%	to	1.15%		16.05%
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2
2021	4	$19.63	to	$18.69	$76	1.34%	0.60%	to	1.15%	16.98%	to	16.30%
2020	4	$16.78	to	$16.07	$73	—%	0.60%	to	1.15%	16.53%	to	15.95%
2019	4	$14.40	to	$13.86	$60	1.78%	0.60%	to	1.15%	25.44%	to	24.64%
2018	5	$11.12	to	$11.48	$52	—%	0.60%	to	1.15%	(9.68)%	to	(10.11)%
2017	5	$12.37	to	$12.71	$63	0.93%	0.60%	to	1.15%		22.21%
Franklin Small Cap Value VIP Fund - Class 2
2021	162	$53.06	to	$49.15	$8,352	1.10%	0.75%	to	1.35%	24.41%	to	23.68%
2020	185	$42.65	to	$39.74	$7,685	1.25%	0.75%	to	1.35%	4.41%	to	3.79%
2019	200	$40.85	to	$38.29	$7,983	1.08%	0.75%	to	1.35%	25.38%	to	24.64%
2018	222	$30.68	to	$32.58	$7,070	0.93%	0.75%	to	1.35%	(13.51)%	to	(14.07)%
2017	255	$35.60	to	$37.67	$9,456	0.49%	0.75%	to	1.35%	9.83%	to	9.16%
Franklin Strategic Income VIP Fund - Class 2
2021	70	$11.58	to	$11.11	$809	3.27%	0.60%	to	1.15%	1.49%	to	1.00%
2020	74	$11.41	to	$11.00	$843	4.46%	0.60%	to	1.15%	2.79%	to	2.23%
2019	90	$11.10	to	$10.76	$996	5.15%	0.60%	to	1.15%	7.45%	to	6.75%
2018	96	$10.08	to	$10.33	$986	3.07%	0.60%	to	1.15%	(2.73)%	to	(3.26)%
2017	122	$10.42	to	$10.62	$1,291	3.59%	0.60%	to	1.15%	3.91%	to	3.37%

Contents

VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Templeton Global Bond VIP Fund - Class 2
2021		342	$9.04	to	$9.48	$3,149	—%	0.60%	to	1.15%	(5.64)%	to	(6.14)%
2020		366	$9.58	to	$10.10	$3,578	7.84%	0.60%	to	1.15%	(5.80)%	to	(6.39)%
2019		393	$10.17	to	$10.79	$4,101	7.08%	0.60%	to	1.15%	1.40%	to	0.84%
2018		400	$10.03	to	$10.70	$4,123	—%	0.60%	to	1.15%	1.31%	to	0.85%
2017		391	$9.90	to	$10.61	$3,970	—%	0.60%	to	1.15%	1.33%	to	0.66%
Delaware Ivy VIP Securian Real Estate Securities - Class II
2021		17	$16.24	to	$15.83	$265	0.88%	0.60%	to	1.15%	42.83%	to	42.10%
2020		17	$11.37	to	$11.14	$188	1.58%	0.60%	to	1.15%	(3.73)%	to	(4.30)%
2019		27	$11.81	to	$11.64	$318	1.18%	0.60%	to	1.15%	23.66%	to	23.04%
2018		20	$9.46	to	$9.55	$191	1.60%	0.60%	to	1.15%	(6.19)%	to	(6.71)%
2017	05/03/2017	18	$10.14	to	$10.18	$184	(a)	0.60%	to	1.15%		(a)
Delaware Ivy VIP Asset Strategy - Class II
2021		26	$14.24	to	$16.26	$374	1.60%	0.60%	to	1.15%	9.79%	to	9.13%
2020		29	$12.97	to	$14.90	$378	1.75%	0.60%	to	1.15%	13.18%	to	12.62%
2019		37	$11.46	to	$13.23	$423	1.97%	0.60%	to	1.15%	21.01%	to	20.38%
2018		51	$9.47	to	$10.99	$490	1.87%	0.60%	to	1.15%	(5.96)%	to	(6.55)%
2017		57	$10.07	to	$11.76	$577	1.66%	0.60%	to	1.15%		17.50%
Delaware Ivy VIP Balanced - Class II
2021		72	$17.57	to	$16.57	$1,206	0.96%	0.60%	to	1.15%	15.29%	to	14.59%
2020		74	$15.24	to	$14.46	$1,080	1.36%	0.60%	to	1.15%	13.39%	to	12.79%
2019		65	$13.44	to	$12.82	$834	1.48%	0.60%	to	1.15%	21.41%	to	20.72%
2018		48	$10.62	to	$11.07	$513	1.50%	0.60%	to	1.15%	(3.82)%	to	(4.32)%
2017		50	$11.10	to	$11.51	$557	1.29%	0.60%	to	1.15%	10.67%	to	10.12%
Delaware Ivy VIP Energy - Class II
2021		451	$5.32	to	$5.50	$2,468	1.95%	0.60%	to	1.15%	41.11%	to	40.31%
2020		315	$3.77	to	$3.92	$1,223	2.42%	0.60%	to	1.15%	(37.27)%	to	(37.48)%
2019		70	$6.01	to	$6.27	$430	—%	0.60%	to	1.15%	2.91%	to	2.28%
2018		67	$5.84	to	$6.13	$400	—%	0.60%	to	1.15%	(34.53)%	to	(34.93)%
2017		51	$8.92	to	$9.42	$461	0.81%	0.60%	to	1.15%	(13.15)%	to	(13.66)%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Delaware Ivy VIP High Income - Class II
2021		99	$13.43	to	$12.66	$1,312	5.79%	0.60%	to	1.15%	5.42%	to	4.80%
2020		99	$12.74	to	$12.08	$1,244	6.40%	0.60%	to	1.15%	5.38%	to	4.86%
2019		102	$12.09	to	$11.52	$1,225	6.59%	0.60%	to	1.15%	10.51%	to	9.92%
2018		102	$10.48	to	$10.94	$1,112	6.41%	0.60%	to	1.15%	(2.67)%	to	(3.32)%
2017		113	$10.83	to	$11.24	$1,260	6.63%	0.60%	to	1.15%	6.04%	to	5.55%
Delaware Ivy VIP Balanced - Class II
2021		5		$14.21		$68	—%		1.15%			12.87%
2020		1		$12.59		$10	—%		1.15%			5.98%
2019		1		$11.88		$9	—%		1.15%			17.28%
2018		1		$10.13		$7	15.38%		1.15%			(18.77)%
2017		1		$12.47		$6	0.67%		1.15%			—%
Delaware Ivy VIP Mid Cap Growth - Class II
2021		18		$27.81		$499	—%		0.60%			15.63%
2020		21	$24.05	to	$25.26	$501	—%	0.60%	to	1.15%	48.09%	to	47.29%
2019		30	$16.24	to	$17.15	$494	—%	0.60%	to	1.15%	37.16%	to	36.33%
2018		47	$11.84	to	$12.58	$556	—%	0.60%	to	1.15%	(0.67)%	to	(1.18)%
2017		49	$11.92	to	$12.73	$581	—%	0.60%	to	1.15%		26.14%
Delaware Ivy VIP Science and Technology - Class II
2021		44	$$25.97	to	$28.66	$1,162	—%	0.60%	to	1.15%	14.51%	to	13.87%
2020		48	$22.68	to	$25.17	$1,110	—%	0.60%	to	1.15%	34.52%	to	33.81%
2019		58	$16.86	to	$18.81	$988	—%	0.60%	to	1.15%	48.55%	to	47.76%
2018		65	$11.35	to	$12.73	$751	—%	0.60%	to	1.15%	(5.73)%	to	(6.33)%
2017		76	$12.04	to	$13.59	$934	—%	0.60%	to	1.15%	31.30%	to	30.55%
Delaware Ivy VIP Smid Cap Core - Class II
2021		18	$15.59	to	$15.19	$269	—%	0.60%	to	1.15%	20.02%	to	19.32%
2020		16	$12.99	to	$12.73	$212	—%	0.60%	to	1.15%	6.39%	to	5.82%
2019		20	$12.21	to	$12.03	$241	—%	0.60%	to	1.15%	23.58%	to	22.88%
2018		18	$9.79	to	$9.88	$174	—%	0.60%	to	1.15%	(11.07)%	to	(11.48)%
2017	07/31/2017	11	$11.06	to	$11.10	$122	(a)	0.60%	to	1.15%		(a)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Delaware Ivy VIP Small Cap Growth – Class II
2021		50	$19.45	to	$20.31	$994	0.95%	0.60%	to	1.15%	3.40%	to	2.78%
2020		58	$18.81	to	$19.76	$1,105	—%	0.60%	to	1.15%	36.80%	to	36.09%
2019		55	$13.75	to	$14.52	$763	—%	0.60%	to	1.15%	22.66%	to	21.91%
2018		50	$11.21	to	$11.91	$576	0.41%	0.60%	to	1.15%	(4.68)%	to	(5.18)%
2017		32	$11.76	to	$12.56	$388	—%	0.60%	to	1.15%		22.37%
Janus Henderson Balanced Portfolio - Service Shares
2021		253	$18.96	to	$18.61	$4,761	0.81%	0.60%	to	1.15%	16.18%	to	15.59%
2020		300	$16.32	to	$16.10	$4,870	1.97%	0.60%	to	1.15%	13.33%	to	12.67%
2019		312	$14.40	to	$14.29	$4,478	1.62%	0.60%	to	1.15%	21.52%	to	20.90%
2018		319	$11.82	to	$11.85	$3,776	1.99%	0.60%	to	1.15%	(0.17)%	to	(0.76)%
2017		265	$11.87	to	$11.91	$3,143	1.37%	0.60%	to	1.15%		17.41%
Janus Henderson Enterprise Portfolio Service - Shares
2021		91	$24.75	to	$22.87	$2,146	0.24%	0.60%	to	1.15%	15.82%	to	15.21%
2020		98	$21.37	to	$19.85	$2,011	0.04%	0.60%	to	1.15%	18.46%	to	17.80%
2019		141	$18.04	to	$16.85	$2,455	0.04%	0.60%	to	1.15%	34.33%	to	33.62%
2018		154	$12.61	to	$13.43	$1,991	0.17%	0.60%	to	1.15%	(1.25)%	to	(1.87)%
2017		120	$12.85	to	$13.60	$1,586	0.32%	0.60%	to	1.15%	26.39%	to	25.61%
Janus Henderson Flexible Bond Portfolio - Service Shares
2021		68	$11.75	to	$11.35	$798	2.09%	0.60%	to	1.15%	(1.67)%	to	(2.24)%
2020		78	$11.95	to	$11.61	$925	2.32%	0.60%	to	1.15%	9.53%	to	8.91%
2019		97	$10.91	to	$10.66	$1,060	2.75%	0.60%	to	1.15%	8.67%	to	8.11%
2018		112	$9.86	to	$10.04	$1,121	2.45%	0.60%	to	1.15%	(1.86)%	to	(2.47)%
2017		154	$10.11	to	$10.23	$1,576	2.67%	0.60%	to	1.15%	2.71%	to	2.12%
ClearBridge Var Aggressive Growth Portfolio II
2021		16	$18.15	to	$16.27	$264	0.54%	0.60%	to	1.15%	9.40%	to	8.83%
2020		7	$16.59	to	$14.95	$105	1.03%	0.60%	to	1.15%	17.00%	to	16.34%
2019		7	$14.18	to	$12.85	$89	1.36%	0.60%	to	1.15%	24.06%	to	23.32%
2018		5	$10.42	to	$11.43	$58	—%	0.60%	to	1.15%	(9.14)%	to	(9.63)%
2017	01/04/2017	5	$11.53	to	$12.58	$64	(a)	0.60%	to	1.15%		(a)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
ClearBridge Variable Mid Cap Portfolio - Class II
2021		19	$19.96	to	$19.15	$376	—%	0.60%	to	1.15%	27.62%	to	26.91%
2020		9	$15.64	to	$15.09	$135	—%	0.60%	to	1.15%	14.41%	to	13.80%
2019		10	$13.67	to	$13.26	$133	—%	0.60%	to	1.15%	31.82%	to	31.16%
2018		11	$10.11	to	$10.37	$117	—%	0.60%	to	1.15%	(13.29)%	to	(13.81)%
2017		10	$11.73	to	$11.96	$117	0.28%	0.60%	to	1.15%		11.88%
Western Asset Core Plus VIT Portfolio - Class I
2021		0		$31.32		$16	—%		1.40%			(3.33)%
2020		1		$32.40		$18	—%		1.40%			7.78%
2019		0		$30.06		$10	—%		1.40%			10.60%
2018		0		$27.18		$9	—%		1.40%			(3.62)%
2017		1		$28.20		$37	4.39%		1.40%			4.29
MF VIT II Income Portfolio - Service Class
2021		34	$11.93	to	$11.62	$402	2.57%	0.60%	to	1.15%	(0.50)%	to	(1.02)%
2020		45	$11.99	to	$11.74	$534	3.60%	0.60%	to	1.15%	8.51%	to	7.81%
2019		27	$11.05	to	$10.89	$299	3.41%	0.60%	to	1.15%	10.61%	to	10.00%
2018		29	$9.90	to	$9.99	$287	3.89%	0.60%	to	1.15%	(2.73)%	to	(3.23)%
2017	5/2/2017	27	$10.23	to	$10.27	$279	(a)	0.60%	to	1.15%		(a)
MFS VIT Research Series Portfolio - Service Class
2021		20	$23.10	to	$21.65	$455	0.24%	0.60%	to	1.15%	23.73%	to	23.08%
2020		21	$18.67	to	$17.59	$381	0.47%	0.60%	to	1.15%	15.60%	to	14.97%
2019		30	$16.15	to	$15.30	$468	0.71%	0.60%	to	1.15%	31.84%	to	31.11%
2018		31	$11.67	to	$12.25	$373	0.56%	0.60%	to	1.15%	(5.19)%	to	(5.74)%
2017		27	$12.38	to	$12.92	$347	1.74%	0.60%	to	1.15%	22.35%	to	21.61%
MFS VIT International Intrinsic Value Portfolio - Service Class
2021		30	$17.13	to	$16.69	$511	0.20%	0.60%	to	1.15%	9.60%	to	9.01%
2020		32	$15.63	to	$15.31	$497	0.79%	0.60%	to	1.15%	19.50%	to	18.77%
2019		40	$13.08	to	$12.89	$515	1.38%	0.60%	to	1.15%	24.93%	to	24.18%
2018		34	$10.38	to	$10.47	$353	1.12%	0.60%	to	1.15%	(10.28)%	to	(10.75)%
2017	5/22/2017	31	$11.63	to	$11.67	$361	(a)	0.60%	to	1.15%		(a)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
MFS VIT Value Series - Service Class
2021		51	$16.45	to	$16.03	$836	1.04%	0.60%	to	1.15%	24.34%	to	23.69%
2020		53	$13.23	to	$12.96	$700	1.16%	0.60%	to	1.15%	2.64%	to	2.05%
2019		53	$12.89	to	$12.70	$680	2.22%	0.60%	to	1.15%	28.77%	to	28.02%
2018		40	$9.92	to	$10.01	$403	1.87%	0.60%	to	1.15%	(10.94)%	to	(11.43)%
2017	6/7/2017	21	$11.19	to	$11.24	$238	(a)	0.60%	to	1.15%		(a)
MFS VIT III Global Real Estate Portfolio - Service Class
2021		45	$16.60	to	$16.18	$726	1.04%	0.60%	to	1.15%	29.08%	to	28.41%
2020		49	$12.86	to	$12.60	$623	3.17%	0.60%	to	1.15%	0.55%	to	—%
2019		75	$12.79	to	$12.60	$953	3.22%	0.60%	to	1.15%	25.89%	to	25.25%
2018		72	$10.06	to	$10.16	$724	3.68%	0.60%	to	1.15%	(3.88)%	to	(4.46)%
2017	5/3/2017	55	$10.53	to	$10.57	$581	(a)	0.60%	to	1.15%		(a)
Invesco V.I. Main Street Fund - Series II
2021		40	$18.76	to	$18.27	$724	0.45%	0.60%	to	1.15%	26.50%	to	25.74%
2020		42	$14.83	to	$14.53	$604	1.06%	0.60%	to	1.15%	13.03%	to	12.37%
2019		40	$13.12	to	$12.93	$523	0.80%	0.60%	to	1.15%	30.94%	to	30.21%
2018		48	$9.93	to	$10.02	$476	0.85%	0.60%	to	1.15%	(8.66)%	to	(9.15)%
2017	5/12/2017	43	$10.93	to	$10.97	$470	(a)	0.60%	to	1.15%		(a)
Invesco V.I. Main Street Small Cap Fund - Series II
2021		24	$66.57	to	$60.18	$1,521	0.20%	0.75%	to	1.35%	21.35%	to	20.63%
2020		29	$54.86	to	$49.89	$1,520	0.32%	0.75%	to	1.35%	18.74%	to	18.03%
2019		35	$46.20	to	$42.27	$1,571	—%	0.75%	to	1.35%	25.17%	to	24.43%
2018		35	$33.97	to	$36.91	$1,260	0.07%	0.75%	to	1.35%	(11.21)%	to	(11.77)%
2017		42	$35.49	to	$41.57	$1,677	0.64%	0.75%	to	1.35%	13.05%	to	12.38%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II
2021		20	$28.04	to	$26.56	$558	—%	0.60%	to	1.15%	18.06%	to	17.42%
2020		19	$23.75	to	$22.62	$433	—%	0.60%	to	1.15%	39.38%	to	38.69%
2019		23	$17.04	to	$16.31	$381	—%	0.60%	to	1.15%	38.20%	to	37.41%
2018		27	$11.87	to	$12.33	$324	—%	0.60%	to	1.15%	(6.87)%	to	(7.41)%
2017		20	$12.82	to	$13.24	$267	—%	0.60%	to	1.15%		27.68%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Invesco Oppenheimer V.I. International Growth Fund - Series II
2021		76	$15.78	to	$16.50	$1,211	—%	0.60%	to	1.15%	9.43%	to	8.84%
2020		84	$14.42	to	$15.16	$1,231	0.64%	0.60%	to	1.15%	20.27%	to	19.65%
2019		79	$11.99	to	$12.67	$958	0.75%	0.60%	to	1.15%	27.28%	to	26.45%
2018		122	$9.42	to	$10.02	$1,167	0.61%	0.60%	to	1.15%	(20.03)%	to	(20.48)%
2017		122	$11.78	to	$12.60	$1,462	1.17%	0.60%	to	1.15%	25.59%	to	25.00%
Invesco V.I. Core Bond Fund - Series II
2021		92	$11.54	to	$11.24	$1,047	1.88%	0.60%	to	1.15%	(2.45)%	to	(2.94)%
2020		120	$11.83	to	$11.58	$1,400	3.25%	0.60%	to	1.15%	8.83%	to	8.12%
2019		24	$10.87	to	$10.71	$260	4.44%	0.60%	to	1.15%	8.59%	to	7.96%
2018		10	$9.92	to	$10.01	$100	1.95%	0.60%	to	1.15%	(1.96)%	to	(2.46)%
2017	05/09/2017	20	$10.17	to	$10.21	$207	(a)	0.60%	to	1.15%		(a)
PIMCO All Asset Portfolio - Administrative Class
2021		20	$14.92	to	$14.41	$293	15.99%	0.60%	to	1.15%	15.57%	to	14.91%
2020		6	$12.91	to	$12.54	$70	4.26%	0.60%	to	1.15%	7.40%	to	6.72%
2019		18	$12.02	to	$11.75	$212	3.01%	0.60%	to	1.15%	11.19%	to	10.64%
2018		17	$10.62	to	$10.81	$186	3.13%	0.60%	to	1.15%	(6.00)%	to	(6.51)%
2017		17	$11.36	to	$11.50	$198	4.96%	0.60%	to	1.15%		12.86%
PIMCO Low Duration Portfolio - Administrative Class
2021		228	$10.46	to	$10.17	$2,358	0.53%	0.60%	to	1.15%	(1.60)%	to	(2.12)%
2020		239	$10.63	to	$10.39	$2,516	1.29%	0.60%	to	1.15%	2.41%	to	1.86%
2019		207	$10.38	to	$10.20	$2,131	2.98%	0.60%	to	1.15%	3.39%	to	2.82%
2018		163	$9.92	to	$10.04	$1,630	2.06%	0.60%	to	1.15%	(0.20)%	to	(0.80)%
2017		166	$10.00	to	$10.06	$1,663	1.17%	0.60%	to	1.15%	0.70%	to	0.10%
PIMCO Real Return Portfolio - Administrative Class
2021		229	$17.81	to	$16.10	$3,917	4.88%	0.75%	to	1.35%	4.76%	to	4.21%
2020		237	$17.00	to	$15.45	$3,871	1.42%	0.75%	to	1.35%	10.89%	to	10.20%
2019		255	$15.33	to	$14.02	$3,755	1.62%	0.75%	to	1.35%	7.65%	to	6.94%
2018		292	$13.11	to	$14.24	$3,999	2.54%	0.75%	to	1.35%	(3.00)%	to	(3.53)%
2017		324	$13.59	to	$14.67	$4,588	2.38%	0.75%	to	1.35%	2.95%	to	2.26%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
PIMCO Short-Term Portfolio - Administrative Class
2021	190	$10.79	to	$10.32	$2,014	1.08%	0.60%	to	1.15%	(0.64)%	to	(1.24)%
2020	175	$10.86	to	$10.45	$1,879	1.19%	0.60%	to	1.15%	1.69%	to	1.06%
2019	204	$10.68	to	$10.34	$2,150	2.29%	0.60%	to	1.15%	2.10%	to	1.67%
2018	222	$10.17	to	$10.46	$2,299	2.19%	0.60%	to	1.15%	0.97%	to	0.30%
2017	265	$10.14	to	$10.36	$2,721	1.66%	0.60%	to	1.15%	1.77%	to	1.20%
PIMCO Total Return Portfolio - Administrative Class
2021	496	$11.76	to	$11.36	$5,742	1.75%	0.60%	to	1.15%	(1.84)%	to	(2.41)%
2020	492	$11.98	to	$11.64	$5,804	2.06%	0.60%	to	1.15%	7.93%	to	7.38%
2019	471	$11.10	to	$10.84	$5,171	3.06%	0.60%	to	1.15%	7.77%	to	7.11%
2018	512	$10.12	to	$10.30	$5,227	2.61%	0.60%	to	1.15%	(1.15)%	to	(1.75)%
2017	643	$10.29	to	$10.42	$6,656	1.50%	0.60%	to	1.15%	4.30%	to	3.73%
ProFund VP Europe 30
2021	118	$13.85	to	$11.54	$1,376	1.01%	0.95%	to	2.35%	23.33%	to	21.60%
2020	147	$11.23	to	$9.49	$1,405	2.24%	0.95%	to	2.35%	(10.09)%	to	(11.31)%
2019	170	$12.49	to	$10.70	$1,815	2.93%	0.95%	to	2.35%	16.62%	to	15.05%
2018	196	$8.48	to	$10.71	$1,808	2.62%	0.95%	to	2.35%	(14.93)%	to	(16.22)%
2017	219	$10.10	to	$12.59	$2,395	1.90%	0.95%	to	2.35%	18.55%	to	16.97%
ProFund VP Rising Rates Opportunity
2021	1,203	$1.14	to	$0.90	$1,202	—%	0.95%	to	2.25%	(0.87)%	to	(2.17)%
2020	1,217	$1.15	to	$0.92	$1,238	0.65%	0.95%	to	2.25%	(27.67)%	to	(28.13)%
2019	1,076	$1.59	to	$1.28	$1,516	0.19%	0.95%	to	2.25%	(18.04)%	to	(19.50)%
2018	957	$1.59	to	$1.97	$1,661	—%	0.95%	to	2.25%	3.19%	to	1.79%
2017	1,015	$1.56	to	$1.93	$1,718	—%	0.95%	to	2.25%	(12.96)%	to	(14.05)%
Putnam VT Income Fund - Class 1B
2021	86	$11.37	to	$11.24	$977	1.33%	0.60%	to	1.15%	(5.17)%	to	(5.70)%
2020	94	$11.99	to	$11.92	$1,130	4.90%	0.60%	to	1.15%	5.08%	to	4.47%
2019	87	$11.41	to	$11.41	$992	2.80%	0.60%	to	1.15%	11.21%	to	10.67%
2018	71	$10.26	to	$10.31	$725	3.19%	0.60%	to	1.15%	(0.39)%	to	(0.96)%
2017	88	$10.30	to	$10.41	$904	4.33%	0.60%	to	1.15%		4.99%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Putnam VT International Equity Fund - Class 1B
2021	11	$14.31	to	$14.93	$163	—%	0.60%	to	1.15%	8.16%	to	7.56%
2020	1	$13.23	to	$13.88	$19	—%	0.60%	to	1.15%	11.46%	to	10.77%
2019	2	$11.87	to	$12.53	$21	—%	0.60%	to	1.15%	23.69%	to	24.42%
2018	2	$9.54	to	$10.13	$20	—%	0.60%	to	1.15%	(19.63)%	to	(20.05)%
2017	3	$11.87	to	$12.67	$41	0.50%	0.60%	to	1.15%		25.87%
Putnam VT International Value Fund - Class 1B
2021	2	$14.06	to	$14.07	$23	—%	0.60%	to	1.15%	14.22%	to	(2.83)%
2020	1		$12.31		$10	—%		0.60%			3.36%
2019	1		$11.91		$9	—%		0.60%			19.46%
2018	1		$9.97		$7	—%		0.60%			(18.08)%
2017	1		$12.17		$9	1.53%		0.60%			23.93%
Putnam VT Mortgage Securities Fund - Class 1B
2021	81	$10.27	to	$10.16	$832	—%	0.60%	to	1.15%	(4.38)%	to	(4.87)%
2020	90	$10.74	to	$10.68	$961	10.23%	0.60%	to	1.15%	(2.10)%	to	(2.64)%
2019	82	$10.97	to	$10.97	$897	2.22%	0.60%	to	1.15%	12.51%	to	11.82%
2018	93	$9.75	to	$9.81	$906	2.91%	0.60%	to	1.15%	(1.52)%	to	(2.00)%
2017	95	$9.90	to	$10.01	$947	1.94%	0.60%	to	1.15%	1.33%	to	0.81%
Putnam VT Multi-Cap Core Fund - Class IB Shares
2021	26	$24.65	to	$22.56	$600	0.74%	0.60%	to	1.15%	30.22%	to	29.51%
2020	12	$18.93	to	$17.42	$216	0.98%	0.60%	to	1.15%	16.64%	to	15.98%
2019	12	$16.23	to	$15.02	$191	1.04%	0.60%	to	1.15%	30.78%	to	30.16%
2018	16	$11.54	to	$12.41	$192	1.03%	0.60%	to	1.15%	(8.14)%	to	(8.70)%
2017	15	$12.64	to	$13.51	$196	1.14%	0.60%	to	1.15%		22.04%
Putnam VT Small Cap Value Fund - Class 1B
2021	24	$18.02	to	$16.36	$425	0.82%	0.60%	to	1.15%	39.04%	to	38.29%
2020	24	$12.96	to	$11.83	$310	0.99%	0.60%	to	1.15%	3.35%	to	2.78%
2019	24	$12.54	to	$11.51	$298	0.71%	0.60%	to	1.15%	23.55%	to	22.84%
2018	26	$9.37	to	$10.15	$265	0.43%	0.60%	to	1.15%	(20.45)%	to	(20.86)%
2017	16	$11.84	to	$12.76	$200	0.59%	0.60%	to	1.15%		7.23%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
T. Rowe Price Blue Chip Growth Portfolio - II
2021	237	$27.99	to	$26.58	$6,503	—%	0.60%	to	1.15%	16.63%	to	15.97%
2020	271	$24.00	to	$22.92	$6,399	—%	0.60%	to	1.15%	33.11%	to	32.41%
2019	302	$18.03	to	$17.31	$5,371	—%	0.60%	to	1.15%	28.79%	to	28.03%
2018	353	$13.52	to	$14.00	$4,881	—%	0.60%	to	1.15%	1.01%	to	0.52%
2017	337	$13.45	to	$13.86	$4,639	—%	0.60%	to	1.15%	35.09%	to	34.23%
T. Rowe Price Health Sciences Portfolio - II
2021	315	$20.00	to	$21.66	$6,511	—%	0.60%	to	1.15%	12.11%	to	11.53%
2020	335	$17.84	to	$19.42	$6,207	—%	0.60%	to	1.15%	28.53%	to	27.76%
2019	343	$13.88	to	$15.20	$4,952	—%	0.60%	to	1.15%	27.81%	to	27.20%
2018	408	$10.86	to	$11.95	$4,618	—%	0.60%	to	1.15%	0.28%	to	(0.33)%
2017	393	$10.83	to	$11.99	$4,411	—%	0.60%	to	1.15%	26.52%	to	25.81%
MFS VIT Utilities Series Portfolio - Service Class
2021	90	$15.59	to	$17.08	$1,495	1.56%	0.60%	to	1.15%	13.13%	to	12.52%
2020	100	$13.78	to	$15.18	$1,461	1.76%	0.60%	to	1.15%	4.95%	to	4.40%
2019	116	$13.13	to	$14.54	$1,611	4.35%	0.60%	to	1.15%	24.10%	to	23.43%
2018	86	$10.58	to	$11.78	$966	0.78%	0.60%	to	1.15%	0.19%	to	(0.34)%
2017	95	$10.56	to	$11.82	$1,074	3.08%	0.60%	to	1.15%		13.79%
Voya Balanced Portfolio - Class S
2021	106	$29.48	to	$18.46	$2,722	1.50%	0.75%	to	2.00%	14.75%	to	13.32%
2020	117	$25.69	to	$16.29	$2,628	2.04%	0.75%	to	2.00%	9.74%	to	8.38%
2019	115	$23.41	to	$15.03	$2,360	2.28%	0.75%	to	2.00%	17.93%	to	16.42%
2018	137	$12.91	to	$19.85	$2,385	1.91%	0.75%	to	2.00%	(7.76)%	to	(8.89)%
2017	161	$14.17	to	$21.51	$3,054	2.39%	0.75%	to	2.00%	13.56%	to	12.10%
Voya Intermediate Bond Portfolio - Class A
2021	299	$11.73	to	$11.17	$3,462	2.47%	0.60%	to	1.15%	(2.01)%	to	(2.53)%
2020	344	$11.97	to	$11.46	$4,069	2.94%	0.60%	to	1.15%	6.68%	to	6.01%
2019	314	$11.22	to	$10.81	$3,487	2.81%	0.60%	to	1.15%	8.62%	to	8.10%
2018	285	$10.00	to	$10.33	$2,914	3.04%	0.60%	to	1.15%	(1.71)%	to	(2.25)%
2017	389	$10.23	to	$10.51	$4,049	2.65%	0.60%	to	1.15%		3.96%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Intermediate Bond Portfolio - Class S
2021	113,309	$20.29	to	$13.17	$1,861,681	2.74%	0.75%	to	2.35%	(1.84)%	to	(3.45)%
2020	120,026	$20.67	to	$13.64	$2,025,972	3.18%	0.75%	to	2.35%	6.77%	to	5.08%
2019	129,622	$19.36	to	$12.98	$2,070,231	3.18%	0.75%	to	2.35%	8.70%	to	6.92%
2018	143,182	$12.14	to	$17.81	$2,124,524	3.40%	0.75%	to	2.35%	(1.55)%	to	(3.11)%
2017	158,880	$12.53	to	$18.09	$2,421,278	3.12%	0.75%	to	2.35%	4.03%	to	2.29%
Voya Balanced Income Portfolio - Adviser Class
2021	122	$14.07	to	$13.41	$1,679	2.10%	0.60%	to	1.15%	7.98%	to	7.37%
2020	129	$13.03	to	$12.49	$1,650	3.21%	0.60%	to	1.15%	2.20%	to	1.63%
2019	172	$12.75	to	$12.29	$2,153	4.44%	0.60%	to	1.15%	17.19%	to	16.60%
2018	182	$10.54	to	$10.88	$1,945	5.37%	0.60%	to	1.15%	(5.96)%	to	(6.48)%
2017	186	$11.27	to	$11.57	$2,112	3.00%	0.60%	to	1.15%		9.36%
Voya Balanced Income Portfolio - Service Class
2021	12,742	$21.59	to	$17.28	$241,376	2.37%	0.95%	to	2.35%	8.06%	to	6.54%
2020	14,213	$19.98	to	$16.22	$251,340	3.45%	0.95%	to	2.35%	2.04%	to	0.62%
2019	15,916	$19.58	to	$16.12	$278,046	4.65%	0.95%	to	2.35%	17.32%	to	15.64%
2018	17,837	$13.94	to	$16.69	$267,955	5.17%	0.95%	to	2.35%	(5.92)%	to	(7.25)%
2017	21,109	$14.69	to	$17.74	$339,916	4.38%	0.95%	to	2.55%	9.24%	to	7.53%
Voya Balanced Income Portfolio - Service 2 Class
2021	223	$19.65	to	$17.29	$4,107	2.02%	1.40%	to	2.20%	7.38%	to	6.47%
2020	302	$18.30	to	$16.24	$5,188	3.42%	1.40%	to	2.20%	1.61%	to	0.74%
2019	334	$18.01	to	$16.12	$5,677	4.22%	1.40%	to	2.20%	16.49%	to	15.56%
2018	317	$13.95	to	$15.46	$4,648	5.08%	1.40%	to	2.20%	(6.53)%	to	(7.25)%
2017	342	$15.03	to	$16.53	$5,388	4.55%	1.40%	to	2.20%	8.62%	to	7.73%
Voya Global Perspectives® Portfolio - Class A
2021	5,966	$14.67	to	$13.94	$88,147	3.30%	0.60%	to	2.35%	5.09%	to	3.26%
2020	6,787	$13.96	to	$13.50	$96,451	2.92%	0.60%	to	2.35%	15.09%	to	13.07%
2019	7,565	$12.13	to	$11.94	$94,485	3.35%	0.60%	to	2.35%	17.31%	to	15.25%
2018	8,703	$10.34	to	$11.24	$93,724	2.61%	0.60%	to	2.35%	(8.09)%	to	(9.68)%
2017	10,222	$11.25	to	$12.27	$121,086	2.51%	0.60%	to	2.35%	13.87%	to	11.90%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Government Liquid Assets Portfolio - Class I
2021	10/15/2021	40		$9.79		$389	(c)		1.50%			(c)
2020		(c)		(c)		(c)	(c)		(c)			(c)
2019		(c)		(c)		(c)	(c)		(c)			(c)
2018		(c)		(c)		(c)	(c)		(c)			(c)
2017		(c)		(c)		(c)	(c)		(c)			(c)
Voya Government Liquid Assets Portfolio - Service Class
2021		22,120	$18.44	to	$8.06	$281,174	—%	0.75%	to	2.35%	(0.75)%	to	(2.30)%
2020		26,278	$18.58	to	$8.25	$336,356	0.19%	0.75%	to	2.35%	(0.48)%	to	(2.14)%
2019		20,724	$18.67	to	$8.43	$273,886	1.66%	0.75%	to	2.35%	0.97%	to	(0.59)%
2018		23,843	$8.48	to	$18.49	$317,669	1.29%	0.75%	to	2.35%	0.60%	to	(1.05)%
2017		25,174	$8.57	to	$18.38	$336,322	0.37%	0.75%	to	2.35%	(0.33)%	to	(1.95)%
Voya Government Liquid Assets Portfolio - Service 2 Class
2021		864	$9.93	to	$8.18	$7,796	—%	0.60%	to	2.20%	(0.60)%	to	(2.15)%
2020		994	$9.99	to	$8.36	$9,269	0.16%	0.60%	to	2.20%	(0.40)%	to	(1.99)%
2019		795	$10.03	to	$8.53	$7,491	1.50%	0.60%	to	2.20%	1.01%	to	(0.58)%
2018		978	$8.58	to	$9.93	$9,175	1.11%	0.60%	to	2.20%	0.61%	to	(1.04)%
2017		1,190	$8.67	to	$9.90	$11,296	0.25%	0.60%	to	2.20%	(0.30)%	to	(1.92)%
Voya High Yield Portfolio - Adviser Class
2021		41	$13.57	to	$12.42	$530	4.59%	0.60%	to	1.15%	4.06%	to	3.50%
2020		52	$13.04	to	$12.00	$646	4.70%	0.60%	to	1.15%	4.57%	to	3.99%
2019		49	$12.47	to	$11.54	$588	4.50%	0.60%	to	1.15%	14.19%	to	13.58%
2018		70	$10.16	to	$10.92	$746	5.60%	0.60%	to	1.15%	(4.13)%	to	(4.69)%
2017		81	$10.66	to	$11.39	$896	5.70%	0.60%	to	1.15%		5.17%
Voya High Yield Portfolio - Service Class
2021		8,771	$26.03	to	$19.41	$201,390	5.06%	0.75%	to	2.35%	4.25%	to	2.54%
2020		9,876	$24.97	to	$18.93	$219,808	4.96%	0.75%	to	2.35%	4.83%	to	3.16%
2019		11,649	$23.82	to	$18.35	$249,872	5.41%	0.75%	to	2.35%	14.35%	to	12.51%
2018		13,103	$16.31	to	$21.72	$248,526	5.78%	0.75%	to	2.35%	(3.92)%	to	(5.50)%
2017		15,193	$17.25	to	$22.65	$303,623	6.81%	0.75%	to	2.35%	5.40%	to	3.70%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Large Cap Growth Portfolio - Adviser Class
2021	44,303	$25.56	to	$34.33	$1,612,107	—%	0.60%	to	2.35%	18.17%	to	16.10%
2020	51,639	$21.63	to	$29.57	$1,609,128	—%	0.60%	to	2.35%	29.37%	to	27.02%
2019	59,780	$16.72	to	$23.28	$1,457,697	0.09%	0.60%	to	2.35%	31.14%	to	28.83%
2018	70,169	$12.53	to	$20.14	$1,321,041	0.05%	0.60%	to	2.35%	(2.67)%	to	(4.39)%
2017	81,401	$12.95	to	$20.72	$1,593,395	0.07%	0.60%	to	2.35%	28.18%	to	26.00%
Voya Large Cap Growth Portfolio - Institutional Class
2021	3		$29.78		$86	—%		0.75%			18.65%
2020	3		$25.10		$74	—%		0.75%			29.92%
2019	3		$19.32		$57	—%		0.75%			31.79%
2018	4	$14.27	to	$14.66	$61	—%	0.75%	to	1.35%	(2.27)%	to	(2.79)%
2017	7	$14.68	to	$14.99	$100	0.64%	0.75%	to	1.35%	28.87%	to	27.99%
Voya Large Cap Growth Portfolio - Service Class
2021	22,500	$71.94	to	$49.96	$1,299,916	—%	0.75%	to	2.35%	18.38%	to	16.48%
2020	26,827	$60.77	to	$42.89	$1,321,854	0.24%	0.75%	to	2.35%	29.60%	to	27.50%
2019	31,805	$46.89	to	$33.64	$1,221,580	0.43%	0.75%	to	2.35%	31.42%	to	29.33%
2018	37,634	$14.11	to	$35.68	$1,111,621	0.40%	0.75%	to	2.35%	(2.46)%	to	(4.06)%
2017	44,052	$14.55	to	$36.58	$1,348,769	0.42%	0.75%	to	2.35%	28.44%	to	26.37%
Voya Large Cap Growth Portfolio - Service 2 Class
2021	272	$59.80	to	$50.01	$14,868	—%	1.40%	to	2.20%	17.44%	to	16.49%
2020	305	$50.92	to	$42.93	$14,306	0.11%	1.40%	to	2.20%	28.59%	to	27.54%
2019	366	$39.60	to	$33.66	$13,412	0.28%	1.40%	to	2.20%	30.31%	to	29.26%
2018	436	$26.04	to	$30.39	$12,351	0.22%	1.40%	to	2.20%	(3.22)%	to	(4.02)%
2017	492	$27.13	to	$31.40	$14,504	0.26%	1.40%	to	2.20%	27.38%	to	26.36%
Voya Limited Maturity Bond Portfolio - Service Class
2021	659	$30.98	to	$17.28	$13,900	1.43%	0.50%	to	2.25%	(0.67)%	to	(2.43)%
2020	775	$31.19	to	$17.71	$16,680	1.94%	0.50%	to	2.25%	2.67%	to	0.85%
2019	890	$30.38	to	$17.56	$18,878	1.59%	0.50%	to	2.25%	3.54%	to	1.74%
2018	1,041	$10.62	to	$29.34	$21,661	1.48%	0.50%	to	2.25%	0.58%	to	(1.20)%
2017	1,201	$10.64	to	$29.17	$25,111	1.71%	0.50%	to	2.25%	0.69%	to	(1.08)%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Retirement Conservative Portfolio - Adviser Class
2021		23,415	$13.45	to	$12.06	$304,422	2.11%	0.60%	to	2.35%	4.02%	to	2.29%
2020		26,330	$12.93	to	$11.79	$332,789	1.77%	0.60%	to	2.35%	9.67%	to	7.67%
2019		27,643	$11.79	to	$10.95	$322,441	1.88%	0.60%	to	2.35%	12.93%	to	10.94%
2018		29,697	$9.87	to	$11.25	$310,189	1.92%	0.60%	to	2.35%	(3.33)%	to	(5.00)%
2017		32,691	$10.39	to	$11.67	$357,477	1.39%	0.60%	to	2.35%	7.11%	to	5.22%
Voya Retirement Growth Portfolio - Adviser Class
2021		110,691	$16.85	to	$19.83	$2,365,013	1.69%	0.60%	to	2.35%	14.78%	to	12.80%
2020		126,749	$14.68	to	$17.58	$2,386,823	2.17%	0.60%	to	2.35%	13.01%	to	10.98%
2019		144,391	$12.99	to	$15.84	$2,435,436	1.87%	0.60%	to	2.35%	20.84%	to	18.74%
2018		165,782	$10.75	to	$15.21	$2,342,173	1.69%	0.60%	to	2.35%	(8.04)%	to	(9.68)%
2017		185,585	$11.69	to	$16.59	$2,885,363	1.75%	0.60%	to	2.35%	15.97%	to	13.97%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2021		76,557	$16.28	to	$19.13	$1,578,977	1.76%	0.60%	to	2.35%	13.21%	to	11.29%
2020		87,243	$14.38	to	$17.19	$1,607,353	2.08%	0.60%	to	2.35%	12.43%	to	10.48%
2019		98,979	$12.79	to	$15.56	$1,640,581	1.92%	0.60%	to	2.35%	19.31%	to	17.17%
2018		113,710	$10.65	to	$15.13	$1,598,446	1.76%	0.60%	to	2.35%	(6.86)%	to	(8.48)%
2017		129,250	$11.50	to	$16.31	$1,973,767	1.75%	0.60%	to	2.35%	13.87%	to	11.86%
Voya Retirement Moderate Portfolio - Adviser Class
2021		45,775	$14.92	to	$16.83	$832,576	1.89%	0.60%	to	2.35%	8.98%	to	7.06%
2020		51,337	$13.69	to	$15.72	$866,539	2.02%	0.60%	to	2.35%	11.48%	to	9.55%
2019		57,904	$12.28	to	$14.35	$886,812	1.97%	0.60%	to	2.35%	16.51%	to	14.43%
2018		64,965	$10.47	to	$14.30	$864,522	1.83%	0.60%	to	2.35%	(5.72)%	to	(7.32)%
2017		73,293	$11.15	to	$15.20	$1,045,513	1.61%	0.60%	to	2.35%	11.24%	to	9.20%
Voya U.S. Stock Index Portfolio - Service Class
2021		16,360	$15.40	to	$14.89	$246,698	0.87%	0.75%	to	2.35%	27.06%	to	25.02%
2020		18,612	$12.12	to	$11.91	$223,170	1.54%	0.75%	to	2.35%	16.99%	to	15.07%
2019	12/13/2019	21,514	$10.36	to	$10.35	$222,779	(b)	0.75%	to	2.35%		(b)
2018		(b)		(b)		(b)	(b)		(b)			(b)
2017		(b)		(b)		(b)	(b)		(b)			(b)

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2021	156	$11.78	to	$11.54	$1,825	2.36%	0.60%	to	1.15%	3.88%	to	3.41%
2020	146	$11.34	to	$11.16	$1,645	1.18%	0.60%	to	1.15%	9.88%	to	9.20%
2019	71	$10.32	to	$10.22	$731	1.95%	0.60%	to	1.15%	7.05%	to	6.46%
2018	73	$9.60	to	$9.64	$707	1.68%	0.60%	to	1.15%	(3.02)%	to	(3.52)%
2017	73	$9.94	to	$9.95	$725	0.68%	0.60%	to	1.15%		1.53%
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2021	12,893	$14.57	to	$11.85	$165,024	2.44%	0.75%	to	2.35%	4.15%	to	2.51%
2020	12,216	$13.99	to	$11.56	$151,903	1.51%	0.75%	to	2.35%	10.07%	to	8.24%
2019	12,222	$12.71	to	$10.68	$139,743	2.22%	0.75%	to	2.35%	7.26%	to	5.53%
2018	13,753	$10.12	to	$11.85	$148,078	2.11%	0.75%	to	2.35%	(2.79)%	to	(4.35)%
2017	13,815	$10.58	to	$12.19	$154,571	1.24%	0.75%	to	2.35%	1.71%	to	0.06%
VY® Clarion Global Real Estate Portfolio - Adviser Class
2021	14	$14.23	to	$15.38	$201	2.55%	0.60%	to	1.15%	32.87%	to	32.13%
2020	18	$10.71	to	$11.64	$191	4.22%	0.60%	to	1.15%	(5.97)%	to	(6.51)%
2019	25	$11.39	to	$12.45	$284	2.22%	0.60%	to	1.15%	23.27%	to	22.54%
2018	28	$9.24	to	$10.16	$256	4.17%	0.60%	to	1.15%	(9.68)%	to	(10.09)%
2017	36	$10.23	to	$11.30	$367	3.34%	0.60%	to	1.15%		9.53%
VY® Clarion Global Real Estate Portfolio - Service Class
2021	2,746	$17.81	to	$17.72	$53,268	2.71%	0.75%	to	2.35%	33.11%	to	30.97%
2020	3,338	$13.38	to	$13.53	$49,104	5.03%	0.75%	to	2.35%	(5.77)%	to	(7.27)%
2019	3,731	$14.20	to	$14.59	$58,765	2.73%	0.75%	to	2.35%	23.48%	to	21.38%
2018	4,393	$10.78	to	$14.39	$56,621	5.22%	0.75%	to	2.35%	(9.45)%	to	(10.90)%
2017	5,015	$11.97	to	$15.92	$72,058	3.51%	0.75%	to	2.35%	9.67%	to	7.90%
VY® Clarion Global Real Estate Portfolio - Service 2 Class
2021	42	$20.15	to	$17.73	$786	2.48%	1.40%	to	2.20%	32.04%	to	30.95%
2020	47	$15.26	to	$13.54	$663	4.75%	1.40%	to	2.20%	(6.50)%	to	(7.26)%
2019	50	$16.32	to	$14.60	$768	2.66%	1.40%	to	2.20%	22.34%	to	21.36%
2018	58	$12.03	to	$13.34	$734	5.13%	1.40%	to	2.20%	(10.11)%	to	(10.82)%
2017	64	$13.49	to	$14.84	$902	3.41%	1.40%	to	2.20%	8.88%	to	8.01%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Clarion Real Estate Portfolio - Adviser Class
2021	38	$16.93	to	$17.45	$640	1.64%	0.60%	to	1.15%	50.49%	to	49.66%
2020	51	$11.25	to	$11.66	$576	1.94%	0.60%	to	1.15%	(7.41)%	to	(7.97)%
2019	54	$12.15	to	$12.67	$662	1.91%	0.60%	to	1.15%	26.96%	to	26.32%
2018	62	$9.57	to	$10.03	$591	2.57%	0.60%	to	1.15%	(8.60)%	to	(9.07)%
2017	70	$10.47	to	$11.03	$731	2.33%	0.60%	to	1.15%	4.28%	to	3.67%
VY® Clarion Real Estate Portfolio - Service Class
2021	860	$246.74	to	$30.63	$113,720	1.77%	0.50%	to	2.35%	51.20%	to	48.40%
2020	1,054	$163.19	to	$20.64	$93,697	2.11%	0.50%	to	2.35%	(7.00)%	to	(8.75)%
2019	1,211	$175.48	to	$22.62	$117,079	2.21%	0.50%	to	2.35%	27.51%	to	25.18%
2018	1,431	$16.76	to	$137.62	$110,260	2.68%	0.50%	to	2.35%	(8.11)%	to	(9.88)%
2017	1,626	$18.33	to	$149.77	$138,229	2.12%	0.50%	to	2.35%	4.65%	to	2.70%
VY® Clarion Real Estate Portfolio - Service 2 Class
2021	220	$61.01	to	$30.65	$9,928	1.56%	1.40%	to	2.20%	49.61%	to	48.43%
2020	274	$40.78	to	$20.65	$8,420	2.03%	1.40%	to	2.20%	(8.01)%	to	(8.75)%
2019	306	$44.33	to	$22.63	$10,363	2.05%	1.40%	to	2.20%	26.19%	to	25.17%
2018	357	$18.08	to	$35.13	$9,719	2.54%	1.40%	to	2.20%	(9.08)%	to	(9.83)%
2017	394	$20.05	to	$38.63	$11,908	2.01%	1.40%	to	2.20%	3.56%	to	2.72%
VY® Invesco Growth and Income Portfolio - Adviser Class
2021	63	$17.60	to	$15.88	$1,067	1.19%	0.60%	to	1.15%	27.72%	to	27.04%
2020	59	$13.78	to	$12.50	$783	1.67%	0.60%	to	1.15%	1.92%	to	1.38%
2019	59	$13.52	to	$12.33	$770	1.91%	0.60%	to	1.15%	23.58%	to	22.81%
2018	94	$10.04	to	$10.94	$1,010	1.11%	0.60%	to	1.15%	(14.40)%	to	(14.84)%
2017	92	$11.79	to	$12.78	$1,155	2.21%	0.60%	to	1.15%		12.80%
VY® Invesco Growth and Income Portfolio - Service Class
2021	4,220	$101.67	to	$26.42	$266,941	1.37%	0.50%	to	2.35%	28.32%	to	25.99%
2020	4,729	$79.23	to	$20.97	$235,456	1.81%	0.50%	to	2.35%	2.39%	to	0.43%
2019	5,513	$77.38	to	$20.88	$272,325	2.46%	0.50%	to	2.35%	24.11%	to	21.82%
2018	6,486	$16.17	to	$62.35	$260,912	1.44%	0.50%	to	2.35%	(14.02)%	to	(15.61)%
2017	7,469	$18.93	to	$72.51	$355,649	1.95%	0.50%	to	2.35%	13.33%	to	11.23%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Invesco Growth and Income Portfolio - Service 2 Class
2021	686	$41.19	to	$26.43	$23,337	1.24%	1.40%	to	2.20%	26.97%	to	25.98%
2020	841	$32.44	to	$20.98	$22,758	1.74%	1.40%	to	2.20%	1.34%	to	0.53%
2019	947	$32.01	to	$20.87	$25,447	2.40%	1.40%	to	2.20%	22.74%	to	21.69%
2018	1,093	$17.15	to	$26.08	$24,265	1.30%	1.40%	to	2.20%	(14.91)%	to	(15.56)%
2017	1,207	$20.31	to	$30.64	$31,637	1.89%	1.40%	to	2.20%	12.11%	to	11.17%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2021	82	$16.40	to	$17.23	$1,390	—%	0.60%	to	1.15%	(10.92)%	to	(11.41)%
2020	81	$18.41	to	$19.45	$1,558	0.06%	0.60%	to	1.15%	32.16%	to	31.42%
2019	116	$13.93	to	$14.80	$1,674	—%	0.60%	to	1.15%	30.43%	to	29.71%
2018	142	$10.68	to	$11.41	$1,568	0.35%	0.60%	to	1.15%	(17.53)%	to	(18.03)%
2017	139	$12.95	to	$13.91	$1,869	0.19%	0.60%	to	1.15%		41.53%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2021	8,071	$16.31	to	$30.01	$249,289	—%	0.75%	to	2.35%	(10.68)%	to	(12.15)%
2020	9,216	$18.26	to	$34.16	$322,905	0.30%	0.75%	to	2.35%	32.32%	to	30.23%
2019	11,011	$13.80	to	$26.23	$294,721	0.01%	0.75%	to	2.35%	30.81%	to	28.64%
2018	12,476	$9.56	to	$26.06	$258,107	0.58%	0.75%	to	2.35%	(17.38)%	to	(18.73)%
2017	14,486	$11.62	to	$31.56	$366,368	0.48%	0.75%	to	2.35%	41.91%	to	39.62%
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2021	215	$52.66	to	$30.02	$8,539	—%	1.40%	to	2.20%	(11.42)%	to	(12.17)%
2020	250	$59.45	to	$34.18	$11,304	0.18%	1.40%	to	2.20%	31.32%	to	30.26%
2019	287	$45.27	to	$26.24	$9,996	—%	1.40%	to	2.20%	29.75%	to	28.69%
2018	331	$20.39	to	$34.89	$8,933	0.41%	1.40%	to	2.20%	(18.10)%	to	(18.73)%
2017	363	$25.09	to	$42.59	$12,083	0.30%	1.40%	to	2.20%	40.78%	to	39.62%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2021	74	$18.87	to	$18.11	$1,376	—%	0.60%	to	1.15%	17.28%	to	16.61%
2020	86	$16.09	to	$15.53	$1,362	—%	0.60%	to	1.15%	15.09%	to	14.44%
2019	90	$13.98	to	$13.57	$1,235	0.08%	0.60%	to	1.15%	25.27%	to	24.50%
2018	113	$10.90	to	$11.16	$1,248	0.08%	0.60%	to	1.15%	(11.36)%	to	(11.81)%
2017	91	$12.36	to	$12.59	$1,134	0.19%	0.60%	to	1.15%		14.45%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Morgan Stanley Global Franchise Portfolio – Adviser Class
2021	111	$22.44	to	$21.12	$2,435	0.47%	0.60%	to	1.15%	20.52%	to	19.86%
2020	124	$18.62	to	$17.62	$2,260	0.50%	0.60%	to	1.15%	12.17%	to	11.59%
2019	132	$16.60	to	$15.79	$2,145	0.64%	0.60%	to	1.15%	28.19%	to	27.44%
2018	150	$12.39	to	$12.95	$1,906	0.84%	0.60%	to	1.15%	(2.70)%	to	(3.20)%
2017	143	$12.80	to	$13.31	$1,881	0.87%	0.60%	to	1.15%		24.74%
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2021	4,911	$64.14	to	$41.14	$253,721	0.65%	0.90%	to	2.35%	20.56%	to	18.80%
2020	5,903	$53.20	to	$34.63	$254,888	0.68%	0.90%	to	2.35%	12.26%	to	10.64%
2019	6,700	$47.39	to	$31.30	$260,382	0.84%	0.90%	to	2.35%	28.19%	to	26.31%
2018	7,761	$20.48	to	$36.97	$238,037	1.05%	0.90%	to	2.35%	(2.58)%	to	(4.03)%
2017	8,670	$21.07	to	$37.95	$275,690	1.22%	0.90%	to	2.35%	24.71%	to	22.89%
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
2021	774	$60.72	to	$41.16	$38,834	0.52%	1.40%	to	2.20%	19.83%	to	18.86%
2020	891	$50.67	to	$34.63	$37,478	0.55%	1.40%	to	2.20%	11.46%	to	10.57%
2019	996	$45.46	to	$31.32	$37,886	0.69%	1.40%	to	2.20%	27.37%	to	26.34%
2018	1,141	$24.79	to	$35.69	$34,473	0.87%	1.40%	to	2.20%	(3.28)%	to	(4.06)%
2017	1,294	$25.84	to	$36.90	$40,730	1.10%	1.40%	to	2.20%	23.93%	to	22.92%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2021	2,754	$20.60	to	$18.83	$55,149	0.56%	0.60%	to	1.15%	17.25%	to	16.59%
2020	2,831	$17.57	to	$16.15	$48,425	1.01%	0.60%	to	1.15%	16.82%	to	16.19%
2019	2,953	$15.04	to	$13.90	$43,265	1.31%	0.60%	to	1.15%	23.28%	to	22.57%
2018	2,934	$11.34	to	$12.20	$34,998	2.06%	0.60%	to	1.15%	(0.49)%	to	(1.05)%
2017	2,820	$11.46	to	$12.26	$33,971	1.11%	0.60%	to	1.15%	14.05%	to	13.47%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2021	25,512	$37.11	to	$35.49	$2,506,019	0.77%	0.75%	to	2.35%	17.51%	to	15.64%
2020	28,821	$31.58	to	$30.69	$2,449,652	1.20%	0.75%	to	2.35%	17.09%	to	15.20%
2019	32,134	$26.97	to	$26.64	$2,373,225	1.47%	0.75%	to	2.35%	23.43%	to	21.42%
2018	35,838	$20.48	to	$117.60	$2,189,453	2.10%	0.75%	to	2.35%	(0.27)%	to	(1.83)%
2017	39,763	$20.65	to	$117.95	$2,478,134	1.15%	0.75%	to	2.35%	14.23%	to	12.37%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2021	1,114	$56.91	to	$35.50	$52,336	0.62%	1.40%	to	2.20%	16.55%	to	15.60%
2020	1,293	$48.83	to	$30.71	$52,174	1.04%	1.40%	to	2.20%	16.15%	to	15.23%
2019	1,509	$42.04	to	$26.65	$53,293	1.29%	1.40%	to	2.20%	22.46%	to	21.47%
2018	1,762	$21.94	to	$34.33	$51,188	2.02%	1.40%	to	2.20%	(1.07)%	to	(1.88)%
2017	1,894	$22.36	to	$34.70	$55,843	0.98%	1.40%	to	2.20%	13.35%	to	12.43%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2021	36	$14.46	to	$14.93	$526	0.40%	0.60%	to	1.15%	0.28%	to	(0.33)%
2020	33	$14.42	to	$14.98	$484	1.33%	0.60%	to	1.15%	13.45%	to	12.80%
2019	67	$12.71	to	$13.28	$872	0.42%	0.60%	to	1.15%	26.34%	to	25.76%
2018	53	$10.06	to	$10.56	$547	1.83%	0.60%	to	1.15%	(14.96)%	to	(15.45)%
2017	36	$11.83	to	$12.49	$439	0.54%	0.60%	to	1.15%		26.66%
VY® T. Rowe Price International Stock Portfolio - Service Class
2021	5,395	$14.75	to	$19.23	$113,058	0.64%	0.75%	to	2.35%	0.48%	to	(1.18)%
2020	6,205	$14.68	to	$19.46	$130,851	2.20%	0.75%	to	2.35%	13.62%	to	11.77%
2019	6,908	$12.92	to	$17.41	$129,479	0.72%	0.75%	to	2.35%	26.67%	to	24.62%
2018	7,905	$9.56	to	$17.08	$118,120	1.81%	0.75%	to	2.35%	(14.79)%	to	(16.15)%
2017	8,511	$11.28	to	$20.07	$150,777	1.19%	0.75%	to	2.35%	26.91%	to	24.86%
Voya Global Bond Portfolio - Adviser Class
2021	43	$11.47	to	$10.89	$489	2.43%	0.60%	to	1.15%	(5.75)%	to	(6.28)%
2020	42	$12.17	to	$11.62	$497	2.28%	0.60%	to	1.15%	7.89%	to	7.29%
2019	42	$11.28	to	$10.83	$466	2.39%	0.60%	to	1.15%	6.72%	to	6.18%
2018	52	$10.20	to	$10.57	$539	3.52%	0.60%	to	1.15%	(2.94)%	to	(3.59)%
2017	40	$10.58	to	$10.89	$428	2.01%	0.60%	to	1.15%		8.36%
Voya Global Bond Portfolio - Service Class
2021	191	$16.03	to	$14.49	$2,922	2.65%	0.75%	to	1.35%	(5.76)%	to	(6.27)%
2020	210	$17.01	to	$15.46	$3,425	2.55%	0.75%	to	1.35%	8.07%	to	7.36%
2019	230	$15.74	to	$14.40	$3,477	2.71%	0.75%	to	1.35%	6.78%	to	6.19%
2018	255	$13.56	to	$14.74	$3,612	3.61%	0.75%	to	1.35%	(2.90)%	to	(3.49)%
2017	255	$14.05	to	$15.18	$3,760	2.29%	0.75%	to	1.35%	8.51%	to	7.83%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya International High Dividend Low Volatility Portfolio - Adviser Class
2021	62	$11.68	to	$12.53	$759	2.07%	0.60%	to	1.15%	10.82%	to	10.30%
2020	71	$10.54	to	$11.36	$785	3.04%	0.60%	to	1.15%	(1.77)%	to	(2.32)%
2019	58	$10.73	to	$11.63	$661	1.58%	0.60%	to	1.15%	15.38%	to	14.81%
2018	61	$9.30	to	$10.13	$604	1.70%	0.60%	to	1.15%	(15.84)%	to	(16.35)%
2017	58	$11.05	to	$12.11	$688	0.52%	0.60%	to	1.15%		21.03%
Voya International High Dividend Low Volatility Portfolio - Service Class
2021	19,430	$12.43	to	$11.59	$246,350	2.22%	0.75%	to	2.35%	10.98%	to	9.13%
2020	22,177	$11.20	to	$10.62	$256,009	3.05%	0.75%	to	2.35%	(1.67)%	to	(3.28)%
2019	24,651	$11.39	to	$10.98	$292,457	1.88%	0.75%	to	2.35%	15.52%	to	13.66%
2018	27,902	$9.06	to	$12.25	$289,679	1.88%	0.75%	to	2.35%	(15.80)%	to	(17.15)%
2017	30,335	$10.80	to	$14.58	$378,239	1.81%	0.75%	to	2.35%	21.10%	to	19.22%
Voya Solution 2025 Portfolio - Adviser Class
2021	70	$15.56	to	$15.29	$1,081	3.67%	0.60%	to	1.15%	9.73%	to	9.14%
2020	51	$14.18	to	$14.01	$718	1.99%	0.60%	to	1.15%	12.54%	to	11.99%
2019	39	$12.60	to	$12.51	$487	2.61%	0.60%	to	1.15%	17.10%	to	16.48%
2018	40	$10.74	to	$10.76	$431	1.69%	0.60%	to	1.15%	(6.52)%	to	(7.09)%
2017	45	$11.51	to	$11.56	$518	1.53%	0.60%	to	1.15%		14.30%
Voya Solution 2025 Portfolio - Service Class
2021	581	$23.90	to	$22.53	$13,811	2.81%	1.00%	to	1.35%	9.53%	to	9.16%
2020	636	$21.82	to	$20.64	$13,782	1.87%	1.00%	to	1.35%	12.42%	to	11.99%
2019	698	$19.41	to	$18.43	$13,467	2.33%	1.00%	to	1.35%	16.93%	to	16.57%
2018	795	$15.81	to	$17.18	$13,131	2.08%	0.75%	to	1.35%	(6.43)%	to	(7.00)%
2017	895	$17.00	to	$18.36	$15,848	1.99%	0.75%	to	1.35%	14.39%	to	13.71%
Voya Solution 2035 Portfolio - Adviser Class
2021	20	$16.72	to	16.61	$327	0.91%	0.60%	to	1.15%	13.05%	to	12.46%
2020	8	$14.79	to	$14.77	$112	1.14%	0.60%	to	1.15%	13.51%	to	12.92%
2019	18	$13.03	to	$13.08	$240	2.55%	0.60%	to	1.15%	20.76%	to	20.11%
2018	21	$10.79	to	$10.89	$230	2.03%	0.60%	to	1.15%	(9.02)%	to	(9.63)%
2017	14	$11.86	to	$12.05	$165	0.68%	0.60%	to	1.15%		18.48%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Solution 2035 Portfolio - Service
2021	302	$28.19	to	$25.48	$8,121	2.08%	0.75%	to	1.35%	13.21%	to	12.54%
2020	374	$24.90	to	$22.64	$8,867	1.71%	0.75%	to	1.35%	13.59%	to	12.92%
2019	404	$21.92	to	$20.05	$8,445	2.25%	0.75%	to	1.35%	21.04%	to	20.28%
2018	430	$16.67	to	$18.11	$7,448	1.78%	0.75%	to	1.35%	(9.04)%	to	(9.60)%
2017	468	$18.44	to	$19.91	$8,959	1.56%	0.75%	to	1.35%	18.51%	to	17.83%
Voya Solution 2045 Portfolio - Adviser Class
2021	5	$17.56	to	$17.57	$85	2.31%	0.60%	to	1.15%	16.21%	to	15.67%
2020	6	$15.11	to	$15.19	$88	1.07%	0.60%	to	1.15%	15.43%	to	14.73%
2019	8	$13.09	to	$13.24	$99	1.17%	0.60%	to	1.15%	22.80%	to	22.14%
2018	7	$10.66	to	$10.84	$72	1.41%	0.60%	to	1.15%	(11.02)%	to	(11.58)%
2017	6	$11.98	to	$12.26	$70	0.60%	0.60%	to	1.15%		20.16%
Voya Solution 2045 Portfolio - Service Class
2021	27	$29.26	to	$27.58	$760	1.65%	1.00%	to	1.35%	16.11%	to	15.69%
2020	38	$25.20	to	$23.84	$935	1.57%	1.00%	to	1.35%	15.12%	to	14.73%
2019	40	$21.89	to	$20.78	$845	1.95%	1.00%	to	1.35%	22.63%	to	22.24%
2018	46	$17.00	to	$17.85	$794	1.35%	1.00%	to	1.35%	(11.11)%	to	(11.46)%
2017	51	$19.20	to	$20.08	$989	1.13%	1.00%	to	1.35%	20.02%	to	19.63%
Voya Solution 2055 Portfolio - Adviser Class
2021	17	$17.63	to	$17.63	$300	3.25%	0.60%	to	1.15%	16.37%	to	15.68%
2020	1	$15.15	to	$15.24	$8	—%	0.60%	to	1.15%	15.03%	to	14.41%
2019	1	$13.17	to	$13.32	$7	—%	0.60%	to	1.15%	23.43%	to	22.65%
2018	8	$10.67	to	$10.86	$89	1.06%	0.60%	to	1.15%	(11.31)%	to	(11.71)%
2017	8	$12.03	to	$12.30	$99	1.25%	0.60%	to	1.15%		20.66%
Voya Solution Income Portfolio - Adviser Class
2021	57	$13.75	to	$13.39	$779	2.53%	0.60%	to	1.15%	5.53%	to	4.94%
2020	61	$13.03	to	$12.76	$799	2.14%	0.60%	to	1.15%	10.99%	to	10.29%
2019	60	$11.74	to	$11.57	$698	2.05%	0.60%	to	1.15%	12.13%	to	11.57%
2018	73	$10.37	to	$10.47	$766	1.78%	0.60%	to	1.15%	(3.86)%	to	(4.34)%
2017	54	$10.84	to	$10.89	$583	1.77%	0.60%	to	1.15%		8.47%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Solution Income Portfolio – Service Class
2021	618	$20.62	to	$18.64	$12,151	2.86%	0.75%	to	1.35%	5.58%	to	4.95%
2020	683	$19.53	to	$17.76	$12,750	2.26%	0.75%	to	1.35%	11.09%	to	10.38%
2019	798	$17.58	to	$16.09	$13,449	2.84%	0.75%	to	1.35%	12.26%	to	11.66%
2018	900	$14.41	to	$15.66	$13,547	2.39%	0.75%	to	1.35%	(3.75)%	to	(4.38)%
2017	1,096	$15.07	to	$16.27	$17,211	2.30%	0.75%	to	1.35%	8.47%	to	7.87%
Voya Solution Moderately Aggressive Portfolio – Service Class
2021	33,716	$17.14	to	$15.45	$544,170	1.62%	0.75%	to	2.35%	16.28%	to	14.44%
2020	38,172	$14.74	to	$13.50	$535,011	1.76%	0.75%	to	2.35%	13.04%	to	11.20%
2019	43,152	$13.04	to	$12.14	$540,082	2.29%	0.75%	to	2.35%	21.76%	to	19.72%
2018	49,143	$10.14	to	$10.71	$510,312	1.81%	0.75%	to	2.35%	(9.85)%	to	(11.29)%
2017	55,830	$11.43	to	$11.88	$649,025	1.39%	0.75%	to	2.35%	17.24%	to	15.35%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2021	118	$18.37	to	$16.39	$2,066	0.85%	0.60%	to	1.15%	26.17%	to	25.50%
2020	88	$14.56	to	$13.06	$1,234	1.00%	0.60%	to	1.15%	2.75%	to	2.11%
2019	86	$14.17	to	$12.79	$1,173	1.17%	0.60%	to	1.15%	29.41%	to	28.67%
2018	99	$9.94	to	$10.95	$1,050	0.85%	0.60%	to	1.15%	(15.05)%	to	(15.48)%
2017	103	$11.76	to	$12.89	$1,291	1.06%	0.60%	to	1.15%		10.27%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2021	40	$56.51	to	$54.86	$2,332	0.85%	0.75%	to	1.35%	26.36%	to	25.60%
2020	47	$44.72	to	$43.68	$2,155	1.16%	0.75%	to	1.35%	2.73%	to	2.13%
2019	56	$43.53	to	$42.77	$2,481	1.31%	0.75%	to	1.35%	29.71%	to	28.90%
2018	66	$31.65	to	$35.04	$2,269	1.00%	0.75%	to	1.35%	(14.99)%	to	(15.51)%
2017	72	$37.36	to	$41.32	$2,920	1.06%	0.75%	to	1.35%	10.28%	to	9.63%
VY® Baron Growth Portfolio - Adviser Class
2021	60	$25.14	to	$26.83	$1,535	—%	0.60%	to	1.15%	19.43%	to	18.77%
2020	73	$21.05	to	$22.59	$1,582	—%	0.60%	to	1.15%	32.06%	to	31.34%
2019	87	$15.94	to	$17.20	$1,423	—%	0.60%	to	1.15%	37.41%	to	36.62%
2018	97	$11.60	to	$12.59	$1,156	—%	0.60%	to	1.15%	(2.68)%	to	(3.23)%
2017	84	$11.92	to	$13.01	$1,022	0.51%	0.60%	to	1.15%		27.08%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Columbia Contrarian Core Portfolio - Adviser Class
2021	70	$22.59	to	$21.01	$1,533	0.22%	0.60%	to	1.15%	22.91%	to	22.22%
2020	67	$18.38	to	$17.19	$1,203	—%	0.60%	to	1.15%	20.45%	to	19.79%
2019	65	$15.26	to	$14.35	$979	1.39%	0.60%	to	1.15%	31.67%	to	30.93%
2018	66	$10.96	to	$11.59	$750	0.79%	0.60%	to	1.15%	(9.81)%	to	(10.31)%
2017	121	$12.22	to	$12.85	$1,541	0.85%	0.60%	to	1.15%		20.66%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2021	60	$17.63	to	$16.55	$1,001	0.26%	0.60%	to	1.15%	33.06%	to	32.29%
2020	42	$13.25	to	$12.51	$527	0.35%	0.60%	to	1.15%	8.61%	to	8.03%
2019	52	$12.20	to	$11.58	$610	—%	0.60%	to	1.15%	19.14%	to	18.53%
2018	75	$9.77	to	$10.24	$750	—%	0.60%	to	1.15%	(18.47)%	to	(18.92)%
2017	82	$12.05	to	$12.56	$1,006	0.13%	0.60%	to	1.15%	9.98%	to	9.45%
VY® Columbia Small Cap Value II Portfolio - Service Class
2021	2,722	$29.11	to	$23.30	$69,784	0.26%	0.95%	to	2.35%	32.92%	to	31.12%
2020	3,333	$21.90	to	$17.77	$64,815	0.58%	0.95%	to	2.35%	8.52%	to	6.92%
2019	3,780	$20.18	to	$16.62	$68,324	0.34%	0.95%	to	2.35%	19.06%	to	17.46%
2018	4,380	$14.15	to	$18.48	$67,084	0.26%	0.95%	to	2.35%	(18.55)%	to	(19.74)%
2017	4,846	$17.62	to	$22.69	$91,882	0.29%	0.95%	to	2.35%	9.87%	to	8.36%
VY® Invesco Equity and Income Portfolio - Adviser Class
2021	123	$16.30	to	$15.03	$1,925	1.11%	0.60%	to	1.15%	17.52%	to	16.96%
2020	99	$13.96	to	$12.94	$1,329	1.34%	0.60%	to	1.15%	8.78%	to	8.07%
2019	97	$12.75	to	$11.89	$1,204	1.64%	0.60%	to	1.15%	18.72%	to	18.19%
2018	107	$10.06	to	$10.74	$1,116	1.56%	0.60%	to	1.15%	(10.43)%	to	(10.97)%
2017	113	$11.30	to	$11.99	$1,326	1.65%	0.60%	to	1.15%		9.70%
VY® Invesco Equity and Income Portfolio - Initial Class
2021	25	$32.26	to	$29.90	$811	1.39%	0.75%	to	1.20%	17.95%	to	17.39%
2020	28	$27.44	to	$25.56	$766	1.55%	0.75%	to	1.20%	9.14%	to	8.66%
2019	37	$25.06	to	$23.44	$915	2.06%	0.75%	to	1.20%	19.22%	to	18.62%
2018	40	$19.76	to	$21.02	$834	2.02%	0.75%	to	1.20%	(10.17)%	to	(10.55)%
2017	45	$22.09	to	$23.40	$1,051	1.99%	0.75%	to	1.20%	10.07%	to	9.57%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Invesco Equity and Income Portfolio - Service Class
2021	14,308	$32.27	to	$23.59	$376,361	1.15%	0.50%	to	2.35%	17.95%	to	15.75%
2020	16,780	$27.45	to	$20.47	$379,822	1.46%	0.50%	to	2.35%	9.13%	to	7.09%
2019	19,511	$25.07	to	$19.03	$409,156	1.78%	0.50%	to	2.35%	19.21%	to	16.96%
2018	22,801	$15.69	to	$24.17	$406,188	1.70%	0.50%	to	2.35%	(10.13)%	to	(11.77)%
2017	26,356	$17.59	to	$27.03	$529,340	1.57%	0.50%	to	2.35%	10.06%	to	8.01%
VY® Invesco Equity and Income Portfolio - Service 2 Class
2021	18,762	$18.00	to	$15.90	$314,095	1.06%	0.80%	to	2.35%	17.42%	to	15.64%
2020	21,002	$15.42	to	$13.84	$302,757	1.37%	0.80%	to	2.35%	8.65%	to	7.00%
2019	24,124	$14.11	to	$12.85	$322,425	1.68%	0.80%	to	2.35%	18.67%	to	16.82%
2018	27,692	$11.00	to	$11.89	$314,791	1.57%	0.80%	to	2.35%	(10.47)%	to	(11.93)%
2017	31,912	$12.49	to	$13.28	$409,131	1.38%	0.80%	to	2.35%	9.57%	to	7.86%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2021	119	$16.51	to	$15.80	$1,918	0.44%	0.60%	to	1.15%	28.38%	to	27.63%
2020	134	$12.86	to	$12.38	$1,693	0.76%	0.60%	to	1.15%	(0.54)%	to	(1.04)%
2019	158	$12.93	to	$12.51	$2,015	0.73%	0.60%	to	1.15%	25.05%	to	24.35%
2018	181	$10.06	to	$10.34	$1,841	1.00%	0.60%	to	1.15%	(12.89)%	to	(13.35)%
2017	166	$11.61	to	$11.87	$1,945	0.50%	0.60%	to	1.15%		12.73%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2021	2,555	$56.32	to	$26.20	$87,003	0.64%	0.75%	to	2.35%	28.56%	to	26.51%
2020	3,083	$43.81	to	$20.71	$82,572	0.95%	0.75%	to	2.35%	(0.48)%	to	(2.08)%
2019	3,618	$44.02	to	$21.15	$97,865	0.94%	0.75%	to	2.35%	25.23%	to	23.25%
2018	4,218	$17.16	to	$35.15	$92,097	1.09%	0.75%	to	2.35%	(12.84)%	to	(14.29)%
2017	4,879	$20.02	to	$40.33	$123,187	0.54%	0.75%	to	2.35%	12.87%	to	11.05%
VY® Invesco Global Portfolio - Adviser Class
2021	53	$20.42	to	$21.19	$1,092	—%	0.60%	to	1.15%	14.08%	to	13.50%
2020	52	$17.90	to	$18.67	$936	0.53%	0.60%	to	1.15%	26.41%	to	25.72%
2019	67	$14.16	to	$14.85	$956	—%	0.60%	to	1.15%	30.39%	to	29.58%
2018	91	$10.86	to	$11.46	$1,004	1.25%	0.60%	to	1.15%	(14.15)%	to	(14.61)%
2017	84	$12.65	to	$13.42	$1,075	0.52%	0.60%	to	1.15%		35.01%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Invesco Global Portfolio - Initial Class
2021		81	$45.42	to	$37.07	$3,428	—%	0.75%	to	1.95%	14.52%	to	13.12%
2020		88	$39.66	to	$32.77	$3,245	1.04%	0.75%	to	1.95%	26.83%	to	25.27%
2019		100	$31.27	to	$26.16	$2,923	0.51%	0.75%	to	1.95%	30.78%	to	29.25%
2018		114	$20.10	to	$23.91	$2,562	1.48%	0.75%	to	2.00%	(13.84)%	to	(14.94)%
2017		139	$23.63	to	$27.75	$3,668	1.06%	0.75%	to	2.00%	35.50%	to	33.81%
VY® Invesco Global Portfolio - Service Class
2021		3,632	$50.72	to	$33.17	$138,571	—%	0.75%	to	2.35%	14.29%	to	12.44%
2020		4,055	$44.38	to	$29.50	$136,896	0.84%	0.75%	to	2.35%	26.47%	to	24.42%
2019		4,878	$35.09	to	$23.71	$131,160	0.22%	0.75%	to	2.35%	30.45%	to	28.37%
2018		5,777	$15.67	to	$28.21	$120,046	1.38%	0.75%	to	2.35%	(14.03)%	to	(15.43)%
2017		7,034	$18.30	to	$32.90	$170,930	0.92%	0.75%	to	2.55%	35.10%	to	32.69%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2021		56	$21.85	to	$21.29	$1,195	—%	0.60%	to	1.15%	12.51%	to	11.93%
2020		65	$19.42	to	$19.02	$1,245	0.10%	0.60%	to	1.15%	30.51%	to	29.74%
2019		57	$14.88	to	$14.66	$844	0.26%	0.60%	to	1.15%	35.77%	to	34.99%
2018		64	$10.86	to	$10.96	$696	—%	0.60%	to	1.15%	(4.36)%	to	(4.90)%
2017	6/6/2017	65	$11.42	to	$11.46	$744	(a)	0.60%	to	1.15%		(a)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2021		127	$59.64	to	$65.25	$8,479	—%	0.75%	to	1.35%	12.74%	to	12.04%
2020		152	$52.90	to	$58.24	$9,094	0.10%	0.75%	to	1.35%	30.42%	to	29.65%
2019		167	$40.56	to	$44.92	$7,683	0.24%	0.75%	to	1.35%	35.88%	to	35.06%
2018		194	$28.12	to	$35.13	$6,589	—%	0.75%	to	1.35%	(4.17)%	to	(4.75)%
2017		238	$29.44	to	$36.75	$8,484	0.46%	0.75%	to	1.35%	23.51%	to	22.78%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2021		166	$27.59	to	$26.36	$4,530	—%	0.60%	to	1.15%	18.71%	to	18.10%
2020		192	$23.19	to	$22.27	$4,399	—%	0.60%	to	1.15%	35.22%	to	34.48%
2019		203	$17.15	to	$16.56	$3,439	—%	0.60%	to	1.15%	29.34%	to	28.67%
2018		228	$12.87	to	$13.26	$3,000	—%	0.60%	to	1.15%	(2.14)%	to	(2.72)%
2017		216	$13.23	to	$13.55	$2,915	—%	0.60%	to	1.15%		32.07%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Strategic Allocation Conservative Portfolio - Class S
2021		96	$27.84	to	$25.17	$2,560	2.37%	0.75%	to	1.35%	8.07%	to	7.43%
2020		98	$25.76	to	$23.43	$2,424	2.12%	0.75%	to	1.35%	9.38%	to	8.72%
2019		97	$23.55	to	$21.55	$2,195	2.33%	0.75%	to	1.35%	13.60%	to	12.95%
2018		88	$19.08	to	$20.73	$1,760	2.34%	0.75%	to	1.35%	(5.00)%	to	(5.54)%
2017		103	$20.20	to	$21.82	$2,174	2.28%	0.75%	to	1.35%	9.37%	to	8.66%
Voya Strategic Allocation Growth Portfolio - Class S
2021		13	$39.16	to	$36.31	$490	1.88%	0.75%	to	1.20%	16.10%	to	15.60%
2020		15	$33.73	to	$31.41	$470	1.56%	0.75%	to	1.20%	13.30%	to	12.78%
2019		15	$29.77	to	$27.85	$426	3.20%	0.75%	to	1.20%	21.56%	to	21.03%
2018		28	$22.54	to	$24.49	$638	2.00%	0.75%	to	1.35%	(9.20)%	to	(9.73)%
2017		34	$24.97	to	$26.96	$865	1.78%	0.75%	to	1.35%	16.70%	to	15.98%
Voya Strategic Allocation Moderate Portfolio - Class S
2021		29	$33.64	to	$30.40	$939	2.10%	0.75%	to	1.35%	12.73%	to	12.01%
2020		31	$29.84	to	$27.14	$869	1.78%	0.75%	to	1.35%	11.59%	to	10.96%
2019		36	$26.74	to	$24.46	$929	2.53%	0.75%	to	1.35%	18.06%	to	17.31%
2018		37	$20.85	to	$22.65	$807	2.72%	0.75%	to	1.35%	(7.02)%	to	(7.58)%
2017		53	$22.56	to	$24.36	$1,250	1.66%	0.75%	to	1.35%	13.41%	to	12.74%
Voya Growth and Income Portfolio - Class S
2021		3		$27.79		$77	—%		1.85$			26.32%
2020		19,863	$42.80	to	$20.57	$445,454	1.05%	0.75%	to	2.35%	16.05%	to	14.21%
2019		22,644	$36.88	to	$18.01	$442,220	1.39%	0.75%	to	2.35%	27.61%	to	25.51%
2018		26,343	$14.35	to	$28.90	$407,495	1.56%	0.75%	to	2.35%	(5.40)%	to	(6.94)%
2017		30,016	$15.42	to	$30.55	$496,239	1.46%	0.75%	to	2.35%	19.15%	to	17.26%
Voya Global High Dividend Low Volatility Portfolio - Class A
2021		2	$15.10	to	$15.50	$24	—%	0.60%	to	1.15%	19.46%	to	18.87%
2020		2	$12.64	to	$13.04	$20	—%	0.60%	to	1.15%	(1.86)%	to	(2.40)%
2019		2	$12.88	to	$13.36	$21	—%	0.60%	to	1.15%	20.37%	to	19.61%
2018		2	$10.70	to	$11.17	$19	4.35%	0.60%	to	1.15%	(9.78)%	to	(10.28)%
2017		2	$11.86	to	$12.45	$27	2.74%	0.60%	to	1.15%		22.39%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Global High Dividend Low Volatility Portfolio - Class S
2021		29,565	$16.85	to	$13.44	$434,380	2.32%	0.75%	to	2.35%	19.67%	to	17.79%
2020		34,531	$14.08	to	$11.41	$428,150	2.02%	0.75%	to	2.35%	(1.88)%	to	(3.47)%
2019		39,094	$14.35	to	$11.82	$498,785	2.46%	0.75%	to	2.35%	20.49%	to	18.56%
2018		31,609	$9.97	to	$11.91	$338,627	4.56%	0.75%	to	2.35%	(9.77)%	to	(11.22)%
2017		36,063	$11.23	to	$13.20	$432,631	2.13%	0.75%	to	2.35%	22.56%	to	20.49%
Voya Index Plus LargeCap Portfolio - Class S
2021		3,596	$41.01	to	$31.40	$124,574	0.83%	0.75%	to	2.35%	27.96%	to	25.90%
2020		4,305	$32.05	to	$24.94	$117,869	1.25%	0.75%	to	2.35%	14.75%	to	12.90%
2019		5,047	$27.93	to	$22.09	$121,338	1.44%	0.75%	to	2.35%	28.77%	to	26.66%
2018		6,101	$16.63	to	$26.28	$114,697	1.02%	0.75%	to	2.35%	(7.74)%	to	(9.21)%
2017		4,532	$18.30	to	$28.56	$94,364	1.41%	0.75%	to	2.35%	23.37%	to	21.38%
Voya Index Plus MidCap Portfolio - Class S
2021		1,738	$48.28	to	$28.66	$64,116	0.74%	0.75%	to	2.35%	26.55%	to	24.50%
2020		2,057	$38.15	to	$23.02	$60,410	1.05%	0.75%	to	2.35%	7.16%	to	5.40%
2019		2,331	$35.60	to	$21.84	$64,681	1.12%	0.75%	to	2.35%	25.80%	to	23.81%
2018		2,684	$17.06	to	$28.58	$59,709	0.80%	0.75%	to	2.35%	(15.17)%	to	(16.56)%
2017		3,004	$20.21	to	$33.77	$79,590	1.08%	0.75%	to	2.55%	12.44%	to	10.40%
Voya Index Plus SmallCap Portfolio - Class S
2021		1,447	$45.94	to	$25.04	$48,129	0.54%	0.75%	to	2.35%	27.19%	to	25.14%
2020		1,716	$36.12	to	$20.01	$45,273	0.75%	0.75%	to	2.35%	4.30%	to	2.62%
2019		1,916	$34.63	to	$19.50	$49,188	0.78%	0.75%	to	2.35%	20.66%	to	18.69%
2018		2,169	$16.43	to	$28.70	$46,564	0.65%	0.75%	to	2.35%	(13.29)%	to	(14.65)%
2017		2,398	$19.25	to	$33.09	$60,019	0.64%	0.75%	to	2.55%	8.81%	to	6.84%
Voya International Index Portfolio - Class A
2021		35,494	$13.66	to	$12.30	$458,722	1.70%	0.60%	to	2.35%	9.81%	to	7.89%
2020		40,142	$12.44	to	$11.40	$478,243	2.04%	0.60%	to	2.35%	6.60%	to	4.68%
2019		45,059	$11.67	to	$10.89	$509,295	2.67%	0.60%	to	2.35%	20.19%	to	18.11%
2018		52,059	$9.22	to	$10.57	$495,552	2.40%	0.60%	to	2.35%	(14.67)%	to	(16.18)%
2017		58,229	$11.00	to	$12.44	$656,783	2.04%	0.60%	to	2.35%	23.45%	to	21.27%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya International Index Portfolio - Class S
2021		1,397	$24.92	to	$10.99	$17,053	1.93%	0.75%	to	2.35%	9.78%	to	8.06%
2020		1,600	$22.70	to	$10.17	$17,978	2.26%	0.75%	to	2.35%	6.82%	to	5.06%
2019		1,898	$21.25	to	$9.68	$20,185	2.94%	0.75%	to	2.35%	20.12%	to	18.19%
2018		2,198	$8.19	to	$17.69	$19,635	2.63%	0.75%	to	2.35%	(14.50)%	to	(15.91)%
2017		2,555	$9.74	to	$20.69	$26,966	2.24%	0.75%	to	2.35%	23.60%	to	21.60%
Voya Russell® Large Cap Index Portfolio - Class I
2021	10/15/2021	86	$10.84	to	$10.81	$932	(c)	0.95%	to	2.00%		(c)
2020		(c)		(c)		(c)	(c)		(c)			(c)
2019		(c)		(c)		(c)	(c)		(c)			(c)
2018		(c)		(c)		(c)	(c)		(c)			(c)
2017		(c)		(c)		(c)	(c)		(c)			(c)
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2021		9,717	$33.07	to	$67.66	$701,913	0.31%	0.60%	to	2.35%	29.58%	to	27.30%
2020		11,592	$25.52	to	$53.15	$654,409	0.44%	0.60%	to	2.35%	37.28%	to	34.86%
2019		13,094	$18.59	to	$39.41	$544,818	0.48%	0.60%	to	2.35%	34.71%	to	32.29%
2018		7,040	$12.90	to	$34.88	$218,468	0.87%	0.60%	to	2.35%	(1.85)%	to	(3.53)%
2017		7,757	$13.21	to	$35.58	$248,176	1.01%	0.60%	to	2.35%	30.14%	to	27.85%
Voya Russell™ Large Cap Index Portfolio - Class A
2021		1,526	$21.62	to	$10.81	$18,911	0.26%	0.60%	to	1.35%	26.06%	to	6.40%
2020		181	$17.15	to	$16.80	$3,084	1.11%	0.60%	to	1.15%	20.52%	to	19.83%
2019		205	$14.23	to	$14.02	$2,888	1.34%	0.60%	to	1.15%	29.84%	to	29.10%
2018		187	$10.86	to	$10.96	$2,033	1.18%	0.60%	to	1.15%	(4.45)%	to	(4.99)%
2017	4/28/2017	118	$11.43	to	$11.47	$1,349	(a)	0.60%	to	1.15%		(a)
Voya Russell™ Large Cap Index Portfolio - Class S
2021		53,404	$10.83	to	$31.76	$1,834,579	0.38%	0.75%	to	2.35%	6.49%	to	24.16%
2020		16,060	$48.34	to	$25.58	$443,697	1.20%	0.90%	to	2.35%	20.49%	to	18.70%
2019		17,432	$25.60	to	$21.55	$403,442	1.49%	0.80%	to	2.35%	29.95%	to	27.89%
2018		19,370	$16.85	to	$30.92	$349,036	1.42%	0.80%	to	2.35%	(4.46)%	to	(5.97)%
2017		20,834	$17.91	to	$32.39	$397,452	1.42%	0.80%	to	2.35%	21.29%	to	19.39%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2021	0	$17.32	to	$17.15	$7	—%	1.25%	to	1.40%	21.46%	to	21.20%
2020	0	$14.26	to	$14.15	$6	—%	1.25%	to	1.40%	0.21%	to	0.07%
2019	3	$14.23	to	$14.14	$42	2.45%	1.25%	to	1.40%	24.28%	to	24.14%
2018	3	$11.39	to	$11.45	$40	3.39%	1.25%	to	1.40%	(7.74)%	to	(7.92)%
2017	6	$12.37	to	$12.41	$78	2.02%	1.25%	to	1.40%	12.00%	to	11.84%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2021	38,708	$41.37	to	$32.59	$1,338,597	1.33%	0.50%	to	2.35%	22.11%	to	19.86%
2020	23,819	$33.88	to	$27.19	$680,566	0.91%	0.50%	to	2.35%	0.68%	to	(1.20)%
2019	27,668	$33.65	to	$27.52	$795,759	0.94%	0.50%	to	2.35%	1.36%	to	22.69%
2018	8,531	$10.74	to	$25.76	$193,129	2.10%	0.60%	to	2.35%	(7.41)%	to	(9.08)%
2017	9,712	$11.67	to	$27.92	$240,301	1.88%	0.60%	to	2.35%	12.51%	to	10.58%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2021	24,641	$10.11	to	$52.27	$1,361,352	0.01%	0.60%	to	2.35%	(1.37)%	to	9.40%
2020	11,787	$13.65	to	$47.78	$588,673	0.16%	0.75%	to	2.35%	33.43%	to	31.34%
2019	13,981	$10.23	to	$36.38	$528,903	0.34%	0.75%	to	2.35%	1.49%	to	31.38%
2018	7,112	$27.69	to	$31.95	$208,853	0.44%	0.90%	to	2.35%	(6.22)%	to	(7.61)%
2017	7,694	$29.96	to	$34.07	$243,426	0.68%	0.90%	to	2.35%	23.24%	to	21.43%
Voya Russell™ Mid Cap Index Portfolio - Class A
2021	215	$19.34	to	$19.05	$4,137	0.62%	0.60%	to	1.15%	20.88%	to	20.19%
2020	226	$16.00	to	$15.85	$3,604	0.89%	0.60%	to	1.15%	15.36%	to	14.69%
2019	273	$13.87	to	$13.82	$3,787	1.13%	0.60%	to	1.15%	28.54%	to	27.84%
2018	290	$10.79	to	$10.81	$3,128	1.01%	0.60%	to	1.15%	(10.38)%	to	(10.81)%
2017	299	$12.04	to	$12.12	$3,611	0.83%	0.60%	to	1.15%		16.67%
Voya Russell™ Mid Cap Index Portfolio - Class S
2021	6,123	$34.98	to	$28.78	$190,511	0.82%	0.95%	to	2.35%	20.62%	to	18.97%
2020	6,524	$29.00	to	$24.19	$169,982	1.03%	0.95%	to	2.35%	15.22%	to	13.57%
2019	7,710	$25.17	to	$21.30	$175,703	1.37%	0.95%	to	2.35%	28.48%	to	26.71%
2018	8,839	$16.81	to	$19.59	$158,292	1.21%	0.95%	to	2.35%	(10.43)%	to	(11.71)%
2017	9,775	$19.04	to	$21.86	$197,217	1.25%	0.95%	to	2.35%	16.58%	to	14.91%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Russell™ Small Cap Index Portfolio - Class A
2021		167	$17.88	to	$17.32	$2,956	0.31%	0.60%	to	1.15%	13.09%	to	12.47%
2020		177	$15.81	to	$15.40	$2,767	0.53%	0.60%	to	1.15%	18.25%	to	17.56%
2019		219	$13.37	to	$13.10	$2,901	0.69%	0.60%	to	1.15%	23.80%	to	23.12%
2018		215	$10.64	to	$10.80	$2,310	0.72%	0.60%	to	1.15%	(12.20)%	to	(12.64)%
2017		199	$12.18	to	$12.30	$2,440	0.56%	0.60%	to	1.15%	12.95%	to	12.26%
Voya Russell™ Small Cap Index Portfolio - Class S
2021		12,868	$31.41	to	$25.66	$358,187	0.51%	0.90%	to	2.35%	12.99%	to	11.37%
2020		15,097	$27.80	to	$23.04	$375,290	0.85%	0.90%	to	2.35%	18.30%	to	16.54%
2019		17,853	$23.50	to	$19.77	$378,740	0.49%	0.90%	to	2.35%	23.62%	to	21.81%
2018		8,290	$16.23	to	$19.01	$143,579	0.90%	0.90%	to	2.35%	(12.23)%	to	(13.49)%
2017		8,837	$18.76	to	$21.66	$176,184	0.85%	0.90%	to	2.35%	12.93%	to	11.27%
Voya Small Company Portfolio - Class A
2021		36	$14.06	to	$13.70	$496	—%	0.60%	to	1.15%	13.48%	to	12.85%
2020		39	$12.39	to	$12.14	$473	—%	0.60%	to	1.15%	11.02%	to	10.46%
2019		39	$11.16	to	$10.99	$425	—%	0.60%	to	1.15%	24.83%	to	24.18%
2018		40	$8.85	to	$8.94	$356	—%	0.60%	to	1.15%	(16.68)%	to	(17.21)%
2017	6/26/2017	40	$10.69	to	$10.73	$430	(a)	0.60%	to	1.15%		(a)
Voya Small Company Portfolio - Class S
2021		2,306	$45.24	to	$24.68	$63,980	—%	0.75%	to	2.35%	13.61%	to	11.78%
2020		2,582	$39.82	to	$22.08	$63,710	0.26%	0.75%	to	2.35%	11.20%	to	9.42%
2019		3,046	$35.81	to	$20.18	$68,075	0.14%	0.75%	to	2.35%	24.90%	to	22.90%
2018		3,605	$16.42	to	$31.64	$65,109	0.24%	0.75%	to	2.35%	(16.68)%	to	(18.02)%
2017		4,207	$20.03	to	$38.07	$92,066	0.13%	0.75%	to	2.35%	10.17%	to	8.39%
Voya U.S. Bond Index Portfolio - Class S
2021		13,650	$13.95	to	$11.16	$166,146	1.86%	0.75%	to	2.35%	(2.86)%	to	(4.37)%
2020		15,485	$14.36	to	$11.67	$195,730	2.52%	0.75%	to	2.35%	6.29%	to	4.48%
2019		13,739	$13.51	to	$11.17	$165,561	2.20%	0.75%	to	2.35%	7.14%	to	5.48%
2018		13,953	$10.59	to	$12.62	$158,502	2.07%	0.75%	to	2.35%	(1.33)%	to	(2.93)%
2017		15,142	$10.91	to	$12.81	$176,151	2.02%	0.75%	to	2.35%	2.16%	to	0.55%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Fund Inception DateA	Units (000's)	Unit Fair Value (lowest to highest)			Net Assets (000's)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya SmallCap Opportunities Portfolio - Class A
2021	99	$16.32	to	$15.92	$1,594	—%	0.60%	to	1.15%	3.49%	to	2.91%
2020	98	$15.77	to	$15.47	$1,528	—%	0.60%	to	1.15%	24.96%	to	24.26%
2019	119	$12.62	to	$12.45	$1,494	—%	0.60%	to	1.15%	24.33%	to	23.63%
2018	141	$10.07	to	$10.15	$1,432	—%	0.60%	to	1.15%	16.80%	to	(17.26)%
2017	141	$12.16	to	$12.20	$1,721	—%	0.60%	to	1.15%		17.42%
Voya SmallCap Opportunities Portfolio - Class S
2021	1,039	$28.93	to	$32.05	$26,133	—%	0.75%	to	2.35%	3.58%	to	1.94%
2020	1,195	$27.93	to	$31.44	$29,257	—%	0.75%	to	2.35%	25.13%	to	23.10%
2019	1,443	$22.32	to	$25.54	$28,450	—%	0.75%	to	2.35%	24.41%	to	22.44%
2018	1,726	$13.71	to	$32.36	$27,772	—%	0.75%	to	2.35%	(16.71)%	to	(18.07)%
2017	1,976	$16.71	to	$38.96	$38,833	—%	0.75%	to	2.35%	17.56%	to	15.66%
Allspring VT Omega Growth Fund - Class 2
2021	9	$53.75	to	$50.41	$444	—%	1.65%	to	2.20%	13.06%	to	12.45%
2020	15	$47.54	to	$44.83	$710	—%	1.65%	to	2.20%	40.82%	to	40.05%
2019	20	$34.58	to	$32.01	$658	—%	1.40%	to	2.20%	35.13%	to	34.05%
2018	23	$23.88	to	$25.59	$572	—%	1.40%	to	2.20%	(1.12)%	to	(1.97)%
2017	29	$24.35	to	$25.88	$732	0.01%	1.40%	to	2.20%	32.71%	to	31.63%
Allspring VT Index Asset Allocation Fund - Class 2
2021	24	$32.94	to	$30.30	$754	0.55%	1.65%	to	2.10%	14.10%	to	13.53%
2020	25	$28.87	to	$26.69	$700	0.87%	1.65%	to	2.10%	14.65%	to	14.16%
2019	28	$25.18	to	$23.38	$684	0.93%	1.65%	to	2.10%	18.16%	to	17.66%
2018	50	$19.87	to	$21.31	$1,039	1.01%	1.65%	to	2.10%	(4.48)%	to	(4.97)%
2017	52	$20.91	to	$22.31	$1,132	0.78%	1.65%	to	2.10%	10.39%	to	9.88%
Allspring VT Small Cap Growth Fund - Class 2
2021	3	$64.83	to	$59.64	$159	—%	1.65%	to	2.10%	5.88%	to	5.37%
2020	7	$61.23	to	$56.60	$385	—%	1.65%	to	2.10%	55.17%	to	54.48%
2019	7	$39.46	to	$36.64	$266	—%	1.65%	to	2.10%	22.78%	to	22.21%
2018	7	$29.98	to	$32.14	$224	—%	1.65%	to	2.10%	(0.37)%	to	(0.83)%
2017	8	$30.23	to	$32.26	$243	—%	1.65%	to	2.10%	23.78%	to	23.21%

Contents
VENERABLE INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

As investment Division had no investments until 2017, this data is not meaningful and is
(a)	therefore not presented.
As investment Division had no investments until 2019, this data is not meaningful and is
(b)	therefore not presented.
As investment Division had no investments until 2021, this data is not meaningful and is
(c)	therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.

B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

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FINANCIAL STATEMENTS — STATUTORY BASIS AND SUPPLEMENTARY INFORMATION Venerable Insurance and Annuity Company For the years ended December 31, 2021 and 2020 with Report of Independent Auditors

VENERABLE INSURANCE AND ANNUITY COMPANY
Financial Statements — Statutory Basis
And Supplementary Information
December 31, 2021

Contents
Ernst & Young LLP One Commerce Square Suite 700 2005 Market Street Philadelphia, PA 19103
Report of Independent Auditors

The Board of Directors and Stockholder Venerable Insurance and Annuity Company

Opinion

We have audited the statutory-basis financial statements of Venerable Insurance and Annuity Company (the Company), which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of operations, changes in capital and surplus and cash flows for the years then ended, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

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Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:
•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•
Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•
Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•
Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

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•
Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

March 30, 2022

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 VENERABLE INSURANCE AND ANNUITY COMPANY
Balance Sheets — Statutory Basis

	December 31
	2021	2020
Admitted Assets	(In Thousands)
Cash and invested assets:
Bonds	$8,548,520	$15,518,740
Bonds - securities loaned and pledged	—	604,079
Preferred stocks	60,491	117,798
Common stocks	124,195	12,038
Investment in and advances to subsidiaries	1,578,483	1,388,550
Mortgage loans	2,195,274	3,404,838
Contract loans	3,676	4,421
Derivatives	—	995,020
Other invested assets	670,868	500,406
Cash and short term investments	125,942	787,405
Total cash and invested assets	13,307,449	23,333,295

Deferred and uncollected premiums	(51,233)	(52,233)
Accrued investment income	81,200	155,341
Reinsurance balances recoverable	141,219	134,574
Indebtedness from related parties	62,873	1,912
Federal income tax recoverable (including $0 and $0 on realized capital losses at December 31, 2021 and 2020, respectively)	52,149	—
Other assets	10,935	169,702
Separate account assets	25,372,984	25,595,175
Total admitted assets	$38,977,576	$49,337,766

The accompanying notes are an integral part of these financial statements.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Balance Sheets — Statutory Basis

	December 31
	2021	2020
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$10,189,551	$13,338,068
Deposit type contracts	928,304	2,912,756
Policy and contract claims	(16,516)	(8,846)
Total policy and contract liabilities	11,101,339	16,241,978

Interest maintenance reserve	118,014	219,150
Accounts payable and accrued expenses	9,186	8,942
Reinsurance balances	66,415	2,727,013
Current federal income taxes payable (including $0 and $58,363 on realized capital losses at December 31, 2021 and 2020, respectively)	—	—
Asset valuation reserve	134,248	392,556
Derivatives	—	1,241,056
Net transfers from separate accounts due or accrued	(43,227)	(57,762)
Other liabilities	131,413	283,830
Separate account liabilities	25,372,984	25,595,175
Total liabilities	36,890,372	46,651,938

Capital and surplus:
Common stock: authorized 250,000 shares of $10 par value; 250,000 shares issued and outstanding	2,500	2,500
Special surplus funds	246,451	258,517
Surplus notes	334,879	350,000
Paid in and contributed surplus	1,160,463	1,240,463
Unassigned surplus	342,911	834,348
Total capital and surplus	2,087,204	2,685,828
Total liabilities and capital and surplus	$38,977,576	$49,337,766

The accompanying notes are an integral part of these financial statements.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Statements of Operations — Statutory Basis

	Year ended December 31
	2021	2020
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$(4,618,622)	$3,093
Policy proceeds and dividends left on deposit	26,150	38,652
Net investment income	480,810	1,550,345
Amortization of interest maintenance reserve	(3,284)	17,567
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	(1,137,736)	(1,098,962)
Other revenue	27,809	10,126
Total premiums and other revenues	(5,224,873)	520,821

Benefits paid or provided:
Annuity benefits	1,055,864	944,258
Surrender benefits and withdrawals	2,239,392	1,755,437
Interest and adjustments on contract or deposit-type funds	46,119	130,690
Other benefits	89,868	212,855
Decrease in life, annuity, and accident and health reserves	(3,148,513)	(864,015)
Net transfers from separate accounts	(3,291,212)	(2,745,600)
Total benefits paid or provided	(3,008,482)	(566,375)

Insurance expenses and other deductions:
Commissions	148,821	141,143
General expenses	97,210	117,898
Insurance taxes, licenses and fees	3,757	4,096
Other expense (income)	(1,721,629)	(455,071)
Total insurance (income) expenses and other deductions	(1,471,841)	(191,934)
Gain (loss) from operations before federal income taxes and net realized capital losses	(744,550)	1,279,130
Federal income tax expense	(39,431)	(37,000)
Gain (loss) from operations before net realized capital losses	(705,119)	1,316,130
Net realized capital gain (loss)	(563,814)	(1,187,348)
Net income (loss)	$(1,268,933)	$128,782

The accompanying notes are an integral part of these financial statements.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Capital and Surplus — Statutory Basis

	Year ended December 31
	2021	2020
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500

Surplus notes:
Balance at beginning of year	350,000	435,000
Surplus notes paid	(15,121)	(85,000)
Balance at end of year	334,879	350,000

Paid-in and contributed surplus:
Balance at beginning and end of year	$1,240,463	$1,240,463
Return of capital	(80,000)	—
Balance at end of year	1,160,463	1,240,463

Special surplus funds:
Balance at beginning of year	258,517	270,583
Amortization of gain on reinsurance	(12,066)	(12,066)
Balance at end of year	246,451	258,517

Unassigned surplus:
Balance at beginning of year	834,348	492,855
Net income (loss)	(1,268,933)	128,782
Change in net unrealized capital gains	589,704	313,615
Change in nonadmitted assets	(517)	(4,601)
Change in reserve due to change in valuation basis	—	(9,761)
Change in asset valuation reserve	258,309	(54,542)
Dividends to stockholder	(70,000)	(32,000)
Balance at end of year	342,911	834,348

Preferred capital stock held in treasury balance at beginning and end of year	—	—
Total capital and surplus	$2,087,204	$2,685,828

The accompanying notes are an integral part of these financial statements.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Statements of Cash Flows — Statutory Basis

	Year ended December 31
	2021	2020
	(In Thousands)
Operating Activities
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$1,329	$5,108
Net investment income received	430,986	1,647,276
Commissions and expenses paid	2,740	77,552
Benefits paid	(3,258,646)	(3,995,241)
Net transfers from separate accounts	3,692,570	2,725,158
Miscellaneous income	68,762	88,074
Net cash (used in) provided by operations	937,741	547,927

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	4,936,089	5,430,299
Stocks	77,435	89,703
Mortgage loans	461,361	236,156
Other invested assets	62,982	36,287
Miscellaneous proceeds	(15,720)	25,072
Total investment proceeds	5,522,147	5,817,517
Cost of investments acquired:
Bonds	3,558,765	4,893,125
Stocks	76,683	52,044
Mortgage loans	24,454	97,776
Other invested assets	503,232	122,497
Net gain (loss) on derivatives	—	1,301,071
Miscellaneous applications	531,958	(11,696)
Total cost of investments acquired	4,695,092	6,454,817
Net decrease in contract loans	745	873
Net cash provided by (used in) investment activities	827,800	(636,427)

Financing and Miscellaneous Activities
Other cash provided (applied):
Surplus notes	(415,121)	(85,000)
Capital and paid-in surplus, less treasury stock	(1,329,505)	—
Borrowed funds	—	(10,000)
Net deposits (withdrawals) on deposit type contracts	(11,711)	160,058
Dividends paid to stockholder	(70,000)	(32,000)
Funds withheld under reinsurance treaty	—	—
Other cash provided (applied)	(600,667)	116,737
Net cash provided by (used in) financing and miscellaneous activities	(2,427,004)	149,795
Net increase (decrease) in cash and short-term investments	(661,463)	61,295
Cash and short-term investments:
Beginning of year	787,405	726,110
End of year	$125,942	787,405

The accompanying notes are an integral part of these financial statements.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Venerable Insurance and Annuity Company (“VIAC” or the “Company”), is domiciled in Iowa and is a direct, wholly-owned subsidiary of Venerable Holdings, Inc. (“Venerable Holdings”), a holding company domiciled in the state of Delaware. Venerable Holdings acquired certain assets of Voya Financial, Inc., including all of the shares of the capital stock of the Company (formerly known as Voya Insurance and Annuity Company) and VIAC Services Company (“VSC”) and all of the membership interest of Directed Services LLC (“DSL”) (collectively, the “VIAC Acquisition”) on June 1, 2018.

Effective June 1, 2021 the Company acquired 100% of the issued and outstanding capital stock of Corporate Solutions Life Reinsurance Company (“CSLR”), an insurance company domiciled in the State of Delaware, from Equitable Holdings, Inc., a corporation organized under the laws of the State of Delaware, as seller (the “CSLR Acquisition”). For Federal income tax purposes, the parties elected to treat the CSLR Acquisition as an asset sale and purchase by making the election under Internal Revenue Code section 338(h)(10). See Note 10 Income Taxes, for additional information. In connection with the closing of the CSLR Acquisition, CSLR assumed certain variable annuity contracts of Equitable Financial Life Insurance Company, a New York-domiciled insurance company, through a reinsurance agreement. Additionally, in connection with the closing of the CSLR Acquisition, the Company recaptured the deferred variable annuity business previously reinsured to Rocky Range, Inc., its Arizona pure captive reinsurer, effective June 1, 2021. The Company entered into a reinsurance agreement with CSLR, its wholly-owned subsidiary, under which the Company cedes its deferred variable annuity business and payout annuity business to CSLR, effective June 1, 2021.

On November 15, 2021, CSLR, the Company’s subsidiary, entered into a Principal Transaction Agreement by and among CSLR, John Hancock Life Insurance Company (USA), an insurance company domiciled in Michigan (“John Hancock”), and Venerable Holdings, pursuant to which CSLR agreed to reinsure certain variable annuity contracts from John Hancock through a reinsurance agreement, with John Hancock retaining administration of such reinsured contracts (the “JHUSA Transaction”). CSLR is the reinsurer in this transaction, and, other than Venerable Holdings, CSLR, and John Hancock, no other legal entities are involved in this transaction, including the Company. The JHUSA Transaction closed and the reinsurance agreement became effective on February 1, 2022.

Description of Business

The Company historically offered various insurance products including immediate and deferred variable and fixed annuities, fixed indexed annuities, traditional life insurance, supplemental contracts consisting of life insurance proceeds and payout annuities for pre-retirement wealth accumulation and post-retirement income management. The Company ceased the issuance of new fixed and indexed annuity products in 2018, ceased the issuance of new variable annuity products in 2010, and ceased the issuance of new life insurance policies in 2001, placing them in run-off. New amounts may continue to be deposited as add-on premiums to certain existing contracts. The Company has a significant concentration of reinsurance. See, “Reinsurance” in the Notes to Financial Statements for further discussion of the Company’s reinsurance arrangements.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Recently Adopted Accounting Principles

Effective January 1, 2020, the Company elected to adopt in full, a change in reserve valuation basis as described in Statements of Statutory Accounting Principles (“SSAP”) No. 51R - Life Contracts (“SSAP No. 51R”) for its variable annuity reserves. This change in valuation basis impacts annuities reserves written from 1981 to 2019 under the revisions to the Commissioners Annuity Reserve Valuation Method (“CARVM”) adopted in Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Actuarial Guideline 43 CARVM for variable annuities (“AG43”). The amount of full adoption as of the effective date was

$9.8, and was recognized in unassigned funds.

Correction of Errors

The Company does not have any correction of errors to disclose as of December 31, 2021.

Unusual or Infrequent Events

On January 30, 2020, the World Health Organization (“WHO”) declared that the coronavirus disease 2019 (“COVID-19”) outbreak was a global health emergency. On March 11, 2020, the WHO raised the COVID-19 outbreak to “pandemic” status. Between that time and the issuance of these financial statements, many cities, states, and countries issued and revised shelter in place orders requesting or requiring citizens to remain at home. These orders also included restrictions on travel, closures of businesses, and restrictions on those businesses allowed to remain open. Many of these orders remain in place as of the financial statement issuance date. To date, more than 900,000 Americans and more than five million people globally have died from COVID-19. The Company can experience losses resulting from the payment of greater than anticipated death benefits as a result of an increase in the national mortality rate from events such as COVID-19. Additionally, the Company can experience losses in its investment portfolio as a result of volatile markets. Though volatility has persisted in financial markets since March 2020, the major stock indices all trade significantly higher as of the financial statement issuance date compared with pre-COVID-19 levels. Market recovery is largely attributable to unprecedented fiscal stimulus including emergency relief from the United States federal government in excess of $3 trillion to date, and anticipation for additional fiscal stimulus as proposed by the Biden administration. Through the issuance of these financial statements, COVID-19 has not resulted in a material adverse impact to the Company’s financial statements. The extent of any future impact of the COVID-19 pandemic on the Company’s business and its financial and operational performance will depend on future developments, including (i) the duration, spread, severity, and any recurrence of the COVID-19 pandemic, including through any new variant strains of the underlying virus; (ii) the effectiveness and availability of vaccines; (iii) the duration and scope of related federal, state, and local government orders and restrictions; and (iv) the impact of the COVID-19 pandemic on financial markets, all of which are highly uncertain and cannot be predicted.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a rating assigned by the National Association of Insurance Commissioners (“NAIC”).

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

•	The length of time and the extent to which the fair value has been below cost.
•	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•	The Company’s intent to sell the security prior to its maturity at an amount below its carrying value.
•	The Company’s intent and ability to hold the security long enough for it to recover its cost.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other-than-temporary. When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC. Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including mortgage backed securities/collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a rating assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option (“FVO”). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as an OTTI. If the Company does not intend to sell the security, the Company determines whether or not it has intent and ability to retain the investment in the security for a period of time sufficient to recover the amortized cost basis. If the Company does not have the intent and ability to retain the investment for the time sufficient to recover the amortized cost basis , an OTTI should be considered to have occurred.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by a NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus. AVR is not applicable under U.S. GAAP.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds, derivatives and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted. IMR is not applicable under U.S. GAAP.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. The Company has deemed that none of its derivatives meet the requirements for an effective hedge.

Under U.S. GAAP, the Company recognizes derivatives at fair value with the change in value recorded in earnings as realized gain or loss, consistent with requirements for ineffective hedges. Similar to SSAP No. 86,

U.S. GAAP allows separation of effective and ineffective hedges; however, the Company does not consider any of its hedges effective for U.S. GAAP.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company recognizes mortgage loans at fair value with unrealized gain or loss recorded in surplus.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes (“SSAP No. 101”). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under Statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation method (“CARVM”) using statutory rates for mortality and interest.

Under U.S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for uncollectible reinsurance, which are charged to earnings.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally past due agents’ balances and commission advances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101. See Deferred Income Taxes above.

Under U.S. GAAP, all assets are included in the balance sheets.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Under U.S. GAAP, dividends allocable to participating contract owners are based on published dividend projections or expected dividend scales.

Surplus Notes: Surplus notes issued are reported as a component of surplus on the balance sheets. Under statutory accounting practices, no interest expense is recorded on the surplus notes until payment has been approved by the Iowa Insurance Division.

Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a charge to earnings over the term of the notes.

Separate Accounts: The assets and liabilities of the separate accounts are carried at fair value, and the reserves are calculated based upon the CARVM.

Under U.S. GAAP, separate account assets supporting variable options under variable annuity contracts are equal to cumulative deposits, less charges and withdrawals, plus interest credited thereon. The Market Value Adjustment (“MVA”) and Collared Annuity Product (“CAP”) separate accounts do not qualify as separate accounts and are reported as assets and liabilities of the Company’s general account. Reserves for individual and group deferred annuity contracts are equal to cumulative deposits, less charges and withdrawals, net of adjustments for investment experience that the Company is entitled to reflect in future credit interest.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the interest method or the lower of cost or fair value.

Loan-backed securities are stated at either amortized cost or fair market value. Amortized cost is determined using the interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities. For certain securities, the prospective adjustment methodology is utilized, including interest-only securities and securities that have experienced an other-than-temporary impairment (“OTTI”).

Preferred stocks are stated in accordance with SSAP No. 32, Preferred Stock.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Common stocks are stated at fair market value. Federal Home Loan Bank (“FHLB”) common stock is priced at par value.

Short-term investments are stated at amortized cost.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

Derivative Instruments

As a result of the CSLR Acquisition and the concurrent reinsurance transactions, the Company transferred its derivative instruments to its wholly-owned subsidiary, CSLR, effective June 1, 2021. The Company’s use of derivative instruments for the period ended May 31, 2021 and as of December 31, 2020 is described below.

The Company entered into various derivative transactions to reduce and manage the risk of a change in value, yield, price, cash flow or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company had acquired or incurred. The Company entered into credit default swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument were carried at amortized cost. The replication practices were in accordance with SSAP No. 86 hedge accounting practices. The Company also entered into interest rate swaps to manage the interest rate exposure of certain mortgage backed related securities. These interest rate swaps were designated as cash flow hedges in accordance with SSAP No.

86 hedge accounting practices and were carried at amortized cost. The Company did not receive hedge accounting treatment for any other derivative transactions.

The Company entered into the following types of derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps were used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments were made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company either received a payment (purchased credit protection) or were required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilized these contracts in replication relationships for sold credit protection and non-qualifying relationships for purchased credit protection.

Equity Contracts:

Futures: Futures contracts were used to hedge against a decrease in certain equity indices. Such decreases may have resulted in a decrease in variable annuity account values which would have increased the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company entered into exchange traded futures with regulated futures commissions that were members of the exchange. The Company also posted initial and variation margins, with the exchange, on a daily basis.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Options: The Company used options to manage the equity and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed benefits. The Company may have paid or received upfront premium to enter into these options. The Company utilized these options in non-qualifying hedging relationships.

Total return swaps: The Company used total return swaps as a hedge against a decrease in variable annuity account values, which were invested in funds holding equity instruments. Using total return swaps, the Company agreed with another party to exchange, at specified intervals or maturity, the difference between the economic performance of assets or a market index and a funding amount, calculated by reference to an agreed upon notional principal amount. No cash was exchanged at the onset of the contracts. Cash was paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Variance swaps: The Company used variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits. An increase in the equity volatility may have resulted in a higher valuation of such liabilities and may also have prospectively increased the cost of hedging equity risk with options. In an equity variance swap, the Company agreed with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilized equity variance swaps in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Foreign exchange swaps: The Company used foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represented contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilized these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilized currency forward contracts to hedge currency exposure related to its invested assets. The Company utilized these contracts in non-qualifying hedging relationships.

Interest Rate Contracts:

Interest rate swaps: Interest rate swaps were used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities and to hedge the interest rate exposure associated with certain variable annuity minimum guaranteed benefits. Interest rate swaps were also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agreed with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions were entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilized these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company used swaptions to hedge the interest rate exposure associated with certain variable annuity minimum guaranteed benefits. The Company paid or received a premium when it purchased the swaption. The Company utilized these contracts in non-qualifying hedging relationships.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Total return swaps: The Company used total return swaps to hedge the interest rate exposure associated with certain variable annuity minimum guaranteed benefits. Using total return swaps, the Company agreed with another party to exchange, at specified intervals or maturity, the difference between the economic performance of assets or a market index and a funding amount, calculated by reference to an agreed upon notional principal amount. No cash was exchanged at the onset of the contracts. Cash was paid and received over the life of the contract based upon the terms of the swaps. The Company utilized these contracts in non-qualifying hedging relationships.

Futures: The Company used interest rate futures contracts to hedge interest rate risks associated with certain variable annuity minimum guaranteed benefits and CMO-B portfolio. Changes in the general level of interest rates could result in the potential for adverse changes in the portfolio and/or certain variable annuity minimum guaranteed benefits. The Company entered into exchange traded futures with regulated futures commissions that were members of the exchange. The Company also posted initial and variation margins, with the exchange, on a daily basis. The Company utilized exchange-traded futures in non-qualifying hedging relationships.

Interest rate caps and floors: The Company used interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps were also used to hedge interest rate exposure if rates rise above a specified level. The Company used interest rate floor contracts to hedge interest rate exposure if rates decreased below a specified level. The Company paid an upfront premium for these caps and floors. The Company utilized these contracts in non-qualifying hedging relationships.

Other Accounting Practices

Contract Loans: Contract Loans are reported at unpaid principal balances but not in excess of the cash surrender value.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates ranged from 1.00% to 13.25% for 2021.

The Company waives deduction of deferred fractional premiums upon the death, the larger of the variable insurance amount or the amount of the death benefits as of the prior processing date plus the amount of any subsequent additional premium payments minus withdrawals. Surrender values are not promised in excess of the legally computed reserves.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Iowa Insurance Division, is $17.3 and $59.3 at December 31, 2021 and 2020, respectively. Reserves to cover the above insurance were immaterial at December 31, 2021 and 2020, respectively.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Participating Insurance: Participating business approximates less than 18% of the Company’s life insurance in force. For the year ended December 31, 2021, premiums on participating policies were $4.8, or less than 31% of premium income, as compared to $5.1, or less than 31% of premium income in 2020. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $6.8 was incurred in 2021, as compared to $7.1 in 2020. In connection with the VIAC Acquisition described in Note 1, all of the participating business and related results are 100% ceded to ReliaStar Life Insurance Company, (“RLI”), a subsidiary of Voya Financial, Inc.

Benefit Plans: VIAC Services Company (“VSC”) created and sponsors the Venerable 401(k) Savings Plan (“Venerable Savings Plan”), which is a tax qualified defined contribution plan for substantially all its employees. The Company’s workforce in its entirety is directly employed by VSC and not by the Company itself, and amounts are allocated to the Company for this contributory retirement plan.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2021	2020
	(In Thousands)
Healthcare and other amounts receivable	8,561	7,306
Other	4,044	4,782
Total nonadmitted assets	$12,605	$12,088

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2021. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2021.

Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 - Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) is followed. This guideline interprets how to apply the CARVM. The result under the average of the most severe 30% randomly generated stochastic scenarios is held as the reserve. Additionally, two sets of assumptions are used, and the reserve is based on the greater of the two.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The first is the “Standard Projection”, which largely uses a prescribed set of assumptions, and the second uses Company prudent best estimate assumptions. Both reinsurance and hedging are also reflected. Taxes are not incorporated. For the stochastic scenarios, equity market returns must meet a calibration test.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts, excluding the Market Value Adjustment Separate Account (“MVA”), are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences between statutory accounting practices and U.S. GAAP. (See Note 3 for details related the Company’s prescribed practices related to the MVA.)

2.	Business Combinations and Goodwill

The Company purchased 100% of the issued and outstanding capital stock of CSLR on June 1, 2021. CSLR is a reinsurance company authorized to operate in 49 states and the District of Columbia, and primarily reinsures variable annuity guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum income benefit (“GMIB”) riders.

The transaction was accounted for as a statutory purchase under SSAP No. 68, Business Combinations and Goodwill (“SSAP No. 68”). Goodwill represents the excess of what the Company paid to acquire CSLR over the fair value of CSLR’s net assets at the acquisition date. The Company has elected to amortize goodwill into surplus over ten years in accordance with SSAP No. 68. On a quarterly basis, the Company compares goodwill to VIAC’s total surplus to determine if any goodwill should be non-admitted in compliance with SSAP No. 68’s non-admission requirement for goodwill in excess of 10% of the acquiring company’s surplus. The table below reflects goodwill at the acquisition date and as of December 31, 2021:

1	2	3	4	5
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill
		(In Thousands)
CSLR	06/01/2021	$215,580	$121,269	$121,269

1	6	7	8	9
Purchased entity	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill Col. 6/Col. 8
		(In Thousands)
CSLR	$114,195	$7,074	$1,692,428	6.7%

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The subcomponents and calculation of adjusted surplus and total admitted goodwill as of December 31, 2021 is as follows:

	Calculation of Limitation Using Prior Current Quarter Numbers	Current Reporting Period
	(In Thousands)
(1) Capital & Surplus	2,099,011	XXX
Less:
(2) Admitted Positive Goodwill	117,227	XXX
(3) Admitted EDP Equipment & Operating System Software	—	XXX
(4) Admitted Net Deferred Taxes	—	XXX
(5) Adjusted Capital and Surplus	1,981,784	XXX
(6) Limitation on amount of goodwill (adjusted capital and surplus times 10% goodwill limitation)	198,178	XXX
(7) Current period reported Admitted Goodwill	XXX	114,195
(8) Current Period Admitted Goodwill as a % of prior period Adjusted Capital and Surplus	XXX	5.8%

3.	Permitted and Prescribed Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Iowa Insurance Division. The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner of the Iowa Insurance Division (“Commissioner”) has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted or prescribed, and obtain written approval of the practices from the Iowa Insurance Division.

For the years ended December 31, 2021 and 2020, the Company had no such permitted accounting practices. For information on the permitted accounting practices of the Company’s wholly-owned subsidiary, Rocky Range, Inc. (“Rocky Range”), see “Reinsurance” in the Notes to Financial Statements.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

MVA Prescribed Practice
The Company, with the explicit permission of the Commissioner, carries the assets of the Market Value Adjustment Separate Account (“MVA”) at amortized cost instead of fair value as required by SSAP No. 56, Separate Accounts (“SSAP No. 56”). The impact to the Company’s capital and surplus as a result of this prescribed practice was a decrease of $10.4 as of December 31, 2021 and a decrease of $11.4 as of December 31, 2020. The Company’s net loss was increased by $1.0 for the year ended December 31, 2021 and net income was increased by $3.4 for the year ended December 31, 2020 as a result of the prescribed practice. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this prescribed practice.

Quasi-Reorganization Permitted Practice
On May 8, 2013, the Company, with the permission of the Commissioner, restated the gross paid-in and contributed surplus and the unassigned funds components of surplus, as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The restatement resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $1,659.0. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

The Company’s risk-based capital would not have triggered a regulatory event had the Company not used any of these prescribed practices.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

4.	Investments

Bonds and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,777	$2	$60	$9,719
States, municipalities, and political subdivisions	120,159	12,312	6	132,464
Foreign other (par value - $2,800,402)	2,806,407	135,789	8,534	2,933,662
Foreign government (par value - $100,761)	108,247	5,974	1,026	113,196
Corporate securities	3,989,348	370,165	8,694	4,350,818
Residential mortgage backed securities	165,602	22,939	100	188,442
Commercial mortgage backed securities	188,665	5,347	3,095	190,917
Other asset backed securities	1,160,058	22,847	7,753	1,175,151
Total bonds	8,548,263	575,375	29,268	9,094,369
Preferred stocks	59,759	1,983	839	60,903
Common stocks	10,000	—	—	10,000
Total equity securities	69,759	1,983	839	70,903
Total	$8,618,022	$577,358	$30,107	$9,165,272

At December 31, 2020
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,105,007	$82,255	$15,026	1,172,236
States, municipalities, and political subdivisions	240,224	38,607	4	278,827
Foreign other (par value - $4,296,860)	4,284,392	420,562	20,715	4,684,240
Foreign government (par value - $165,599)	171,359	25,179	63	196,475
Corporate securities	7,084,108	1,192,353	10,938	8,265,522
Residential mortgage backed securities	1,022,781	177,486	3,281	1,196,986
Commercial mortgage backed securities	961,047	66,304	36,230	991,121
Other asset backed securities	1,250,042	28,761	11,905	1,266,898
Total bonds	16,118,960	2,031,507	98,162	18,052,305
Preferred stocks	117,798	9,658	358	127,098
Common stocks	11,495	543	—	12,038
Total equity securities	129,293	10,201	358	139,136
Total	$16,248,253	$2,041,708	$98,520	$18,191,441

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2021	2020
	(In Thousands)
Cost or amortized cost	$8,548,263	$16,118,960
Adjustment for FX and below investment grade bonds	(258)	3,858
Carrying value	$8,548,005	$16,122,818

The aggregate fair value of bonds with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2021
Fair value	$1,471,140	$244,463	$135,666	$1,851,269
Unrealized loss	16,051	6,760	6,458	29,269

At December 31, 2020
Fair value	$717,454	$1,105,507	$431,989	$2,254,950
Unrealized loss	30,943	50,778	16,441	98,162

The amortized cost and fair value of investments in bonds at December 31, 2021, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$ 337,516	$ 342,292
Due after 1 year through 5 years	1,491,146	1,580,446
Due after 5 years through 10 years	2,049,349	2,176,840
Due after 10 years	3,155,926	3,440,282
	7,033,937	7,539,860
Residential mortgage-backed securities	165,602	188,442
Commercial mortgage-backed securities	188,665	190,917
Other asset-backed securities	1,160,058	1,175,151
Total	$ 8,548,262	$ 9,094,370

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

 (Dollar amounts in millions, unless otherwise stated)

The Company does not have direct exposure through investments in subprime mortgage loans as of December 31, 2021 and 2020.

The following table summarizes the Company’s indirect exposure through other investments as of December 31, 2021 and 2020, respectively:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
December 31, 2021	(In Thousands)
Residential mortgage-backed securities	$44,291	$44,063	$47,738	$(819)
Structured securities	3,874	1,723	9,574	—
Total	$48,165	$45,786	$57,312	$(819)

December 31, 2020
Residential mortgage-backed securities	$80,868	$79,362	$85,566	$(581)
Structured securities	57,056	51,731	74,235	—
Total	$137,924	$131,093	$159,801	$(581)

The Company does not have underwriting exposure to subprime mortgage risk through Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2021 and 2020.

The following table shows prepayment penalty and acceleration fees at December 31, 2021 and 2020:

	General Account	Separate Account
December 31, 2021	(In Thousands)
Number of CUSIPs	73	8
Aggregate Amount of Investment Income	$37,446	$528

December 31, 2020
Number of CUSIPs	69	3
Aggregate Amount of Investment Income	$16,089	$192

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends. The Company’s mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for mortgage loans initiated during 2021 were 3.30% and 7.87%, respectively.

The Company did not have any taxes, assessments and any amounts advanced and not included in the mortgage loan total as of December 31, 2021 and 2020.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

During 2021, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 75% on commercial properties.

The following table shows an age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2021 and 2020:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2021
Recorded investment (all)
Current	$—	$—	$—	$—	$2,195,274	$—	$2,195,274
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	2,188,752	$—	2,188,752

December 31, 2020
Recorded investment (all)
Current	$—	$—	$—	$—	$3,404,838	$—	$3,404,838
60-89 Days Past Due	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$3,038,345	$—	$3,038,345

The Company had the following investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2021 and 2020:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
a. 2021
1. With Allowance for Credit Losses	$—	$—	$—	$—	$—	—	$—
2. No Allowance for Credit Losses	—	—	—	—	—		—
3. Total (1+2)	—	—	—	—	—		—
4. Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	—	—	—	—	—	—	—

b. 2020
1. With Allowance for Credit Losses	$—	$—	$—	$—	$—	—	$—
2. No Allowance for Credit Losses	—	—	—	—	4,254	—	4,254
3. Total (1+2)	—	—	—	—	4,254	—	4,254
4. Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	—	—		—	—	—	—

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2021
Average recorded investment	$—	$—	$—	$—	$—	$—	$—
Interest income recognized	—	—	—	—	—	—
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—	—	—

December 31, 2020
Average recorded investment	$—	$—	$—	$—	$4,254	$—	$4,254
Interest income recognized	—	—	—	—	—	—
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—	—	—

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2021 and 2020.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2021 and 2020.

Real Estate

The Company did not have any real estate transactions as of December 31, 2021 and 2020.

Net Realized Capital Gains and Losses

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2021	2020
	(In Thousands)
Realized capital (losses) gains	$(484,377)	$(997,408)
Amount transferred to IMR (net of related taxes of $3,319 in 2021, $40,655 in 2020)	(40,007)	(152,940)
Federal income tax benefit (expense)	(39,431)	(37,000)
Net realized capital (losses) gains	$(563,815)	$(1,187,348)

Realized capital losses include losses of $55.8 and $11.4 related to securities that have experienced other-than-temporary declines in value during 2021 and 2020, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $4.9 billion and $5.4 billion in 2021 and 2020, respectively. Gross gains of $975.2 and $283.0 and gross losses of $69.5 and $62.0 during 2021 and 2020, respectively, were realized on those sales. A portion of the gains and losses realized in 2021 and 2020 has been deferred to future periods in the IMR. In addition, gross losses of $201.4 and gross losses of $1,207.0 during 2021 and 2020, respectively, were due to the impact of derivatives.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The Company did not recognize any other-than-temporary impairments (“OTTI”) in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery as of the year ended December 31, 2021 and 2020.

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, as of December 31, 2021:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value at Time of OTTI
			(In Thousands)
41161UAC6	$2,300	$2,160	$140	$2,160	$2,160
2254582J6	246	176	70	176	176
05949CMU7	1,838	1,803	36	1,803	1,803
86359DBX4	406	374	32	374	374
46631JAA6	1,000	968	32	968	968
2254582C1	298	276	23	276	276
17326CBE3	289	262	27	262	262
94983JAC6	398	391	7	391	391
17307GZK7	189	184	5	184	184
36185MAD4	229	225	5	225	225
00075WAP4	307	297	10	297	297
Total	XXX	XXX	$387	XXX	XXX

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $0.4 and $3.1 in 2021 and 2020, respectively.

The following table shows for the years ended December 31, 2021 and 2020, all impaired securities in the aggregate for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2021
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$12,290	$1,025,943
Greater than 12 months	4,338	124,748
Total	$16,628	$1,150,691

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

	December 31, 2020
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$53,771	$1,130,640
Greater than 12 months	8,294	281,952
Total	$62,065	$1,412,592

Repurchase Agreement Transactions Accounted for as Secured Borrowing

The Company participates in short-term repurchase agreements with financial institutions in order to enhance liquidity (“Repo”). The associated liability is recorded at the amount of cash received. The ratio of the collateral held to the estimated fair value of the securities pledged is monitored throughout the duration of the transaction and additional collateral is obtained as necessary. The Company has access to multiple sources of liquidity to draw upon to ensure the return of the repurchase collateral. The Company activated its use of the Repo program beginning in the second quarter of 2020. As of December 31, 2021 and 2020, the Company did not have any amounts outstanding under repurchase agreements. The following shows Repo activity that occurred during the year ended December 31, 2021:

Type of Repo Trades Used

	1	2	3	4
	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a - Bilateral (YES/NO)	YES	YES	NO	NO
b - Tri-Party (YES/NO)	NO	NO	NO	NO

Original (Flow) & Residual Maturity

FIRST QUARTER SECOND QUARTER THIRD QUARTER FOURTH QUARTER
(In Thousands)
a. Maximum Amount
1. Open – No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$365,000	$365,000 $	$—	$—
5. > 1 Month to 3 Months	$—	$—	$—	$—
6. > 3 Months to 1 Year	$—	$—	$—	$—
7. > 1 Year	$—	$—	$—	$—

b. Ending Balance
1. Open – No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$365,000	$—	$—	$—
5. > 1 Month to 3 Months	$—	$—	$—	$—
6. > 3 Months to 1 Year	$—	$—	$—	$—
7. > 1 Year	$—	$—	$—	$—

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Securities “Sold” Under Repo - Secured Borrowing

	FIRST QUARTER SECOND QUARTER THIRD QUARTER FOURTH QUARTER
		(In Thousands)
a. Maximum Amount
1. BACV	XXX	XXX	XXX	XXX
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	XXX
3. Fair Value	$379,551	$386,091	$—	$—

b. Ending Balance
1. BACV	XXX	XXX	XXX	XXX
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	XXX
3. Fair Value	$379,551	$—	$—	$—

Collateral Received - Secured Borrowing

	FIRST QUARTER SECOND QUARTER THIRD QUARTER FOURTH QUARTER
		(In Thousands)
a. Maximum Amount
1. Cash	$365,000	$365,000	$	— $	—
2. Securities (FV)	$—	$—	$	— $	—

b. Ending Balance
1. Cash	$365,000	$—		$—	$—
2. Securities (FV)	$—	$—		$—	$—

Liability to Return Collateral - Secured Borrowing (Total)

	FIRST QUARTER SECOND QUARTER THIRD QUARTER FOURTH QUARTER
		(In Thousands)
a. Maximum Amount
1. Cash (Collateral -All)	$365,000	$365,000	$	— $	—
2. Securities Collateral (FV)	$—	$—	$	— $	—

b. Ending Balance
1. Cash	$365,000	$—		$—	$—
2. Securities (FV)	$—	$—		$—	$—

Impairments on Joint Ventures, Partnerships, and Limited Liability Companies

Impairments on joint venture, partnerships and limited liability company holdings are taken when it is determined that these values are not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The Company did not have any impairments for the years ended December 31, 2021 and 2020.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Investment Income

Major categories of net investment income are summarized as follows:
	Year ended December 31
	2021	2020
	(In Thousands)
Income:
Bonds	$556,906	$772,692
Mortgage loans	128,248	152,137
Equity securities	4,658	6,909
Subsidiary	(3,031)	44,973
Contract loans	214	278
Derivatives	(243,546)	567,615
Other	73,101	54,120
Total investment income	516,550	1,598,724
Investment expenses	(35,740)	(48,379)
Net investment income	$480,810	$1,550,345

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (entered into advances) with the FHLB as part of the Company’s liquidity strategy. The Company has determined the estimated maximum borrowing capacity as $11.7 billion at December 31, 2021. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2021			2020
	General Account	Separate Account	Total	General Account	Separate Account	Total
			(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	—	—	—	—	—	—
Excess stock	—	—	—	—	—	—
Aggregate total	$10,000	$—	$10,000	$10,000	$—	$10,000

The actual collateral as determined by the Company is $0.0 and $616.5 at December 31, 2021 and 2020, respectively.

All FHLB membership stock is not eligible for redemption.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
			(In Thousands)
As of December 31, 2021
General account	$—	$—	$—	$734,195	$654,182	$—
Separate account	—	—	—	—	—	—
Total	$—	$—	$—	$734,195	$654,182	$—

As of December 31, 2020
General account	$753,316	$662,772	$—	$1,315,054	$1,248,423	$560,000
Separate account	—	—	—	—	—	—
Total	$753,316	$662,772	$—	$1,315,054	$1,248,423	$560,000

The Company did not have any amount borrowed from the FHLB at December 31, 2021 and 2020.

The maximum amount the general account borrowed from FHLB during the years ended December 31, 2021 and 2020 was $365.0 and $560.0, respectively.

The effective rate at which interest accrued on the amount borrowed from the FHLB ranged between 0.28% and 0.31% for the year ended December 31, 2021, and between 0.34% and 1.84% for the year ended December 31, 2020. The Company paid $0.0 and $0.1 in interest for the years ended December 31, 2021 and 2020, respectively.

The Company does not have any outstanding FHLB borrowings at December 31, 2021, and therefore is not currently subject to prepayment penalties.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2021:

Gross (Admitted &Nonadmitted) Restricted
Restricted Asset Category	General Account		Separate Account	Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	Total Assets	Supporting Separate Account Activity*	Supporting General Account Activity**
(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	—%	—%

Collateral held under security lending agreements	—	—	—	—	—	—	—	—	—%	—%

Subject to repurchase agreements	—	—	—	—	—	—	—	—	—%	—%

Subject to reverse repurchase agreements	—	—		—	—	—	—	—	—%	—%

Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—%	—%

Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—%	—%

Placed under option contracts	—	—	—	—	—	—	—	—	—%	—%

Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—	—%	—%

FHLB capital stock	10,000	—	—	10,000	10,000	—	—	10,000	0.03%	0.03%

On deposit with states	9,923	—	—	9,923	9,905	18	—	9,923	0.03%	0.03%

On deposit with other regulatory bodies	—	—	—	—	—	—	—	—	—%	—%

Pledged as collateral to FHLB (including assets backing funding agreements)	—	—	—	—	662,772	(662,772)	—	—	—%	—%

Derivative Pledged Collateral	—	—	—	—	746,669	(746,669)	—	—	—%	—%

Other restricted assets	—	—	—	—	—	—	—	—	—%	—%

Total restricted assets	$19,923	$—	$—	$19,923	$1,429,346	$(1,409,423)	$—	$19,923	0.06%	0.06%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2021.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2020:

Gross (Admitted &Nonadmitted) Restricted
Restricted Asset Category	General Account		Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	Total Assets	Supporting Separate Account Activity*
(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	—%	—%

Collateral held under security lending agreements	—	—	—	—	—	—	—	—%	—%

Subject to repurchase agreements	—	—	—	—	—	—	—	—%	—%

Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%

Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—%	—%

Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%

Placed under option contracts	—	—	—	—	—	—	—	—%	—%

Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—%	—%

FHLB capital stock	10,000	—	10,000	10,400	(400)	—	10,000	0.02%	0.02%

On deposit with states	9,905	—	9,905	11,234	(1,329)	—	9,905	0.02%	0.02%

On deposit with other regulatory bodies	—	—	—	—	—	—	—	—%	—%

Pledged as collateral to FHLB (including assets backing funding agreements)	662,772	—	662,772	589,835	72,937	—	662,772	1.34%	1.34%

Derivative Pledged Collateral	746,669	—	746,669	260,419	486,250	—	746,669	1.51%	1.51%

Other restricted assets	—	—	—	—	—	—	—	—%	—%

Total restricted assets	$1,429,346	$—	$1,429,346	$871,888	$557,458	$—	$1,429,346	2.89%	2.89%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2020.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The Company did not have any collateral received and reflected as assets within its financial statements at December 31, 2021. The following table shows collateral received and reflected as assets at December 31, 2020:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
General Account:	(In Thousands)
a. Cash, Cash Equivalents and Short-Term Investments	$125,587	$125,587	0.53%	0.53%
b. Schedule D, Part 1	—	—	—	—
c. Schedule D, Part 2, Section 1	—	—	—	—
d. Schedule D, Part 2, section 2	—	—	—	—
e. Schedule B	—	—	—	—
f. Schedule A	—	—	—	—
g. Schedule BA, Part 1	—	—	—	—
h. Schedule DL, Part 1	—	—	—	—
i. Other	—		—	—
j. Total collateral Assets ( a+b+c+d+e+f+g+h+i)	$125,587	$125,587	0.53%	0.53%

*j = BACV divided by total assets General Accounts
**j = BACV divided by total admitted assets General Accounts

	Amount	to Total Liabilities*
(In Thousands)
u. Recognized Obligation to return Collateral Asset (General Account)	$—	—%

*u = BACV divided by total liabilities General Account

5.	Derivative Financial Instruments Held for Purposes Other than Trading

As a result of the CSLR Acquisition and the concurrent reinsurance transactions, the Company transferred its derivative financial instruments to its wholly-owned subsidiary, CSLR, effective June 1, 2021. The Company’s derivative financial instruments held for purposes other than trading for the year ended December 31, 2020 is described below.

The Company entered into various derivative transactions to reduce and manage the risk of a change in value, yield, price, cash flow or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company had acquired or incurred. The Company entered into credit default swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument were carried at amortized cost. The replication practices were in accordance with SSAP No. 86 hedge accounting practices. The Company also entered into interest rate swaps to manage the interest rate exposure of certain mortgage backed related securities. These interest rate swaps were designated as cash flow hedges in accordance with SSAP No. 86 hedge accounting practices and were carried at amortized cost. The Company has deemed that none of its derivatives meet the requirements for an effective hedge.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The Company entered into the following types of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company’s use and hedging strategy of derivatives prior to June 1, 2021 is detailed in Note 1.

Upfront fees paid or received on derivative contracts are included on the balance sheet as an asset or liability and are amortized to investment income over the remaining term of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statements of operations or deferred into IMR and amortized into investment income.

The Company was exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company did not anticipate nonperformance by any of these counterparties. The amount of such exposure was generally the unrealized gains in such contracts. The Company managed the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter (“OTC”) Derivative International Swaps and Derivatives Association, Inc. (“ISDA”) agreements, the Company may have received from, or delivered to, counterparties, collateral to assure that all terms of the ISDA agreements were met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held was used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company were the source of noncash collateral posted, which is reported on the balance sheet.

The table below summarizes the Company’s types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts as of December 31, 2020:

As of December 31, 2020
Collateral Type:	(In Thousands)
Cash
Held-Cleared Contracts	$—
Held/Pledged-OTC Contracts	17,470
Held/Pledged-Cleared Contracts	(467)

Securities
Held	$—
Delivered	604,079

The Company was required to post collateral for any futures contracts that were entered into. The amount of collateral required was determined by the exchange. The Company previously posted cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The Company sold credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract was five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2021 and 2020, the total amount would be $0.0 and $25.0, respectively.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts on the balance sheet at December 31, 2020:

	Notional Amount	Carrying Value	Fair Value
		(In Thousands)
December 31, 2020
Derivative contracts:
Credit contracts	$25,000	$96	$881
Equity contracts	38,866,165	(244,295)	(244,295)
Foreign exchange contracts	62,637	(2,280)	(2,280)
Interest rate contracts	3,500	443	443
Total derivatives	$38,957,302	$(246,036)	$(245,251)

The Company did not have any net gain or (loss) recognized in unrealized gains or (losses) during the reporting period resulting from derivative instruments that no longer qualify for hedge accounting.

The Company does not have any derivative contracts with financing premiums.

6.	Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $362.8 and $1,020.6 and an aggregate fair value of $388.8 and $1,073.9 at December 31, 2021 and 2020, respectively. Those holdings amounted to 4.0% and 6.3% of the Company’s investments in bonds and 2.7% and 4.3% of total admitted assets excluding separate accounts, at December 31, 2021 and 2020, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $1.0 and $46.0 with an aggregate fair value of $1.0 and $46.3 at December 31, 2021 and 2020, respectively. The carrying value of these holdings amounted to 0.0% and 0.3% of the Company’s investment in bonds and 0.0% and 0.2% of the Company’s total admitted assets excluding separate accounts, at December 31, 2021 and 2020, respectively.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	As of December 31, 2021		As of December 31, 2020
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$582,671	26.5%	$126,471	3.7%
50% - 60%	888,363	40.5%	2,820,557	82.9%
60% - 70%	608,613	27.7%	313,839	9.2%
70% - 80%	115,627	5.3%	143,971	4.2%
80% - 90%	—	—%	—	—%
Total	$2,195,274	100.0%	$3,404,838	100.0%
Debt Service Coverage Ratio
Greater than 1.5x	$1,933,259	88.0%	$2,960,801	87.0%
1.25x to 1.5x	81,662	3.7%	150,674	4.4%
1.0x to 1.25x	163,862	7.5%	248,751	7.3%
Less than 1.0x	16,491	0.8%	44,612	1.3%
Not Applicable*	—	—%	—	—%
Total	$2,195,274	100.0%	$3,404,838	100.0%

*Commercial mortgage loans secured by land or construction loans

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The following table shows the Company’s mortgage loan portfolio diversification by property type:

	As of December 31, 2021		As of December 31, 2020
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Retail	$652,256	29.7%	$844,256	24.8%
Apartments	477,174	21.7%	765,195	22.4%
Office	464,381	21.2%	653,427	19.2%
Industrial	294,226	13.4%	561,067	16.5%
Other	220,778	10.1%	445,610	13.1%
Hotel/Motel	86,459	3.9%	135,283	4.0%
Total	$2,195,274	100.0%	$3,404,838	100.0%

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s mortgage loan portfolio diversification by region:

	As of December 31, 2021		As of December 31, 2020
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$477,409	21.8%	$758,602	22.3%
South Atlantic	504,395	23.0%	741,933	21.8%
West South Central	179,726	8.2%	264,391	7.8%
East North Central	273,057	12.4%	418,191	12.3%
Middle Atlantic	425,665	19.4%	520,404	15.3%
Mountain	241,161	11.0%	536,085	15.7%
West North Central	33,750	1.5%	77,455	2.2%
New England	37,898	1.7%	53,331	1.6%
East South Central	22,213	1.0%	34,446	1.0%
Total	$2,195,274	100.0%	$3,404,838	100.0%

The following table shows the carrying value of the Company’s mortgage loan portfolio breakdown by year of origination:

Year of Origination	As of December 31, 2021	As of December 31, 2020
	(In Thousands)
2021	$11,229	$—
2020	73,468	81,498
2019	93,731	148,199
2018	344,345	477,653
2017	244,463	538,391
2016	355,874	635,690
2015	291,631	464,123
2014	304,997	394,322
2013	314,730	366,877
2012 and prior	160,806	298,085
Total	$2,195,274	$3,404,838

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

7.	Reserves

At December 31, 2021, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

A. INDIVIDUAL ANNUITIES

		General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
				(In Thousands)
(1)	Subject to discretionary withdrawal:
	a. With market value adjustment	$6,072,826	$124,619	$—	$6,197,445	25.1%
	b. At book value less current surrender charge of 5% or more	864,578	1,291	—	865,869	3.5%
	c. At fair value	—	—	9,782,656	9,782,656	39.6%
	d. Total with market value adjustment or at fair value (total of a through c)	6,937,404	125,910	9,782,656	16,845,970	68.2%
	e. At book value without adjustment (minimal or no charge or adjustment)	4,254,522	27,324	—	4,281,846	17.4%

(2)	Not subject to discretionary withdrawal	3,557,170	—	—	3,557,170	14.4%
(3)	Total (gross: direct + assumed)	14,749,096	153,234	9,782,656	24,684,986	100.0%
(4).	Reinsurance ceded	4,772,251	—	—	4,772,251
(5)	Total (net) (3) - (4)	9,976,845	153,234	9,782,656	19,912,735
(6)	Amount included in A(1) above that will move to A(1) for the first time within the year after the statement date:	502,388	—	—	502,388

*These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 1, Summary of Significant Accounting Polices for additional information.

B. GROUP ANNUITIES

		General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
				(In Thousands)
(1)	Subject to discretionary withdrawal:
	a. With market value adjustment	$176,949	$225,660	$—	$402,609	2.6%
	b. At book value less current surrender charge of 5% or more	59	549	—	608	—%
	c. At fair value	—	—	15,106,012	15,106,012	96.8%
	d. Total with market value adjustment or at fair value (total of a through c)	177,008	226,209	15,106,012	15,509,229	99.4%
	e. At book value without adjustment (minimal or no charge or adjustment)	90,831	84	—	90,915	0.6%

(2)	Not subject to discretionary withdrawal	—	—	—	—	—%
(3)	Total (gross: direct + assumed)	267,839	226,293	15,106,012	15,600,144	100.0%
(4).	Reinsurance ceded	88,669	—	—	88,669
(5)	Total (net) (3) - (4)	179,170	226,293	15,106,012	15,511,475
(6)	Amount included in A(1) above that will move to A(1) for the first time within the year after the statement date:	1	—	—	1

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

*These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 1, Summary of Significant Accounting Polices for additional information.

C. DEPOSIT-TYPE CONTRACTS (no life contingencies):

		General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
				(In Thousands)
(1)	Subject to discretionary withdrawal:
	a. With market value adjustment	$—	$—	$—	$—	—%
	b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
	c. At fair value	—	—	—	—	—%
	d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	—%
	e. At book value without adjustment (minimal or no charge or adjustment)	63,454	—	—	63,454	1.9%

(2)	Not subject to discretionary withdrawal	3,272,468	—	—	3,272,468	98.1%
(3)	Total (gross: direct + assumed)	3,335,922	—	—	3,335,922	100.0%
(4).	Reinsurance ceded	2,407,618	—	—	2,407,618
(5)	Total (net) (3) - (4)	928,304	—	—	928,304
(6)	Amount included in A(1) above that will move to A(1) for the first time within the year after the statement date:	—	—	—	—

*These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 1, Summary of Significant Accounting Polices for additional information.

D.
Life & Accident & Health Annual Statement:		Amount
		(In Thousands)
(1)	Exhibit 5, Annuities Section, Total (net)	$9,304,262
(2)	Exhibit 5, Supplemental Contracts with Life Contingencies Section, Total (net)	851,752
(3)	Exhibit 7, Deposit - Type Contracts, line 14, column 1	928,304
(4)	Subtotal	$11,084,318

Separate Accounts Annual Statement:
(5)	Exhibit 3, line 0299999, column 2	$25,268,196
(6)	Exhibit 3, line 0399999, column 2	—
(7)	Policyholder dividend and coupon accumulations	—
(8)	Policyholder premiums	—
(9)	Guaranteed interest contracts	—
(10)	Other contract deposit funds	—
(11)	Subtotal	$25,268,196
(12)	Combined total	$36,352,514

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Analysis of life actuarial reserves by withdrawal characteristics as of December 31, 2021 are summarized as follows:

		Account Value	Cash Value	Reserve
		(In Thousands)
A. General Account
(1)	Subject to discretionary withdrawal, surrender values, or policy loans:
	a. Term Policies with Cash Value	$—	$—	$—
	b. Universal Life	210,754	210,753	277,586
	c. Universal Life with Secondary Guarantees	—	—	—
	d. Indexed Universal Life	—	—	—
	e. Indexed Universal Life with Secondary Guarantees	—	—	—
	f. Indexed Life	—	—	—
	g. Other Permanent Cash Value Life Insurance	64,852	324,300	373,783
	h. Variable Life	—	—	—
	i. Variable Universal Life	7,861	7,861	7,861
	j. Miscellaneous Reserves
(2)	Not Subject to Discretionary Withdrawal or No Cash Value:
	a. Term Policies without Cash Value	XXX	XXX	605
	b. Accidental Death Benefits	XXX	XXX	188
	c. Disability - Active Lives	XXX	XXX	1,027
	d. Disability - Disabled Lives	XXX	XXX	1,530
	e. Miscellaneous Reserves	XXX	XXX	8,352
(3)	Total (gross: direct + assumed)	283,467	542,914	670,932
(4)	Reinsurance Ceded	283,467	542,914	670,932
(5)	Total (net) (3) - (4)	—	—	—

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

		Account Value	Cash Value	Reserve
(In Thousands)
B. Separate Account with Guarantees
(1)	Subject to Discretionary Withdrawal, Surrender Values, or Policy Loans:
	a. Term Policies with Cash Value	—	—	—
	b. Universal Life	—	—	—
	c. Universal Life with Secondary Guarantees	—	—	—
	d. Indexed Universal Life	—	—	—
	e. Indexed Universal Life with Secondary Guarantees	—	—	—
	f. Indexed Life	—	—	—
	g. Other Permanent Cash Value Life Insurance	—	—	—
	h. Variable Life	—	—	—
	i. Variable Universal Life	—	—	—
	j. Miscellaneous Reserves	—	—	—
(2)	Not Subject to Discretionary Withdrawal or No Cash Value:
	a. Term Policies without Cash Value	XXX	XXX	—
	b. Accidental Death Benefits	XXX	XXX	—
	c. Disability - Active Lives	XXX	XXX	—
	d. Disability - Disabled Lives	XXX	XXX	—
	e. Miscellaneous Reserves	XXX	XXX	—
(3)	Total (gross: direct + assumed)	—	—	—
(4)	Reinsurance Ceded	—	—	—
(5)	Total (net) (3) - (4)	—	—	—

		Account Value	Cash Value	Reserve
(In Thousands)
C. Separate Account Nonguaranteed
(1)	Subject to Discretionary Withdrawal, Surrender Values, or Policy Loans:
	a. Term Policies with Cash Value	$—	$—	$—
	b. Universal Life	—	—	—
	c. Universal Life with Secondary Guarantees	—	—	—
	d. Indexed Universal Life	—	—	—
	e. Indexed Universal Life with Secondary Guarantees	—	—	—
	f. Indexed Life	—	—	—
	g. Other Permanent Cash Value Life Insurance	—	—	—
	h. Variable Life	—	—	—
	i. Variable Universal Life	46,006	45,946	45,939
	j. Miscellaneous Reserves	—	—	—
(2)	Not Subject to Discretionary Withdrawal or No Cash Value:
	a. Term Policies without Cash Value	XXX	XXX	—
	b. Accidental Death Benefits	XXX	XXX	—
	c. Disability - Active Lives	XXX	XXX	—
	d. Disability - Disabled Lives	XXX	XXX	—
	e. Miscellaneous Reserves	XXX	XXX	—
(3)	Total (gross: direct + assumed)	46,006	45,946	45,939
(4)	Reinsurance Ceded	—	—	—
(5)	Total (net) (3) - (4)	46,006	45,946	45,939

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

D.
Life & Accident & Health Annual Statement:	Amount
(In Thousands)
(1) Exhibit 5, Life Insurance Section, Total (net)	$—
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	—
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	—
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	—
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	—
(6) Subtotal	$—

Separate Accounts Annual Statement:

(7) Exhibit 3, line 0199999, column 2	$45,939
(8) Exhibit 3, line 0499999, column 2	—
(9) Exhibit 3, line 0599999, column 2	—
(10) Subtotal	$45,939
(11) Combined total	$45,939

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2021 and 2020 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2021
Ordinary renewal	$(51,232)	$(51,232)
Group Life	172	172
Group Annuity	(173)	(173)
Totals	$(51,233)	$(51,233)

December 31, 2020
Ordinary renewal	(52,446)	(52,446)
Group Life	558	558
Group Annuity	(345)	(345)
Totals	$(52,233)	$(52,233)

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

8.	Employee Benefit Plans

The Company’s workforce in its entirety are directly employed by VSC, and not by the Company itself. VSC created and sponsors the Venerable 401 (k) Savings Plan (the “Venerable Savings Plan”). The Venerable Savings Plan is a tax qualified defined contribution plan. Substantially all employees of VSC are eligible to participate, and are automatically enrolled in the Venerable Savings Plan with a minimum deferral of 3% of eligible compensation (unless participation is affirmatively declined). VSC will also match employee pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule. All contributions made to the Savings Plan were subject to certain limits imposed by applicable law. Venerable Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Venerable Savings Plan may also allocate amongst eligible participants, a profit sharing contribution of up to a maximum 4% of eligible compensation. Amounts allocated to the Company for the Venerable Savings Plan were $3.5 and $3.3 for the years ended December 31, 2021 and 2020, respectively.

The Company is a party to a deferred compensation plan for eligible employees of VSC and certain other individuals who meet the eligibility criteria. The liability for the deferred compensation commitment for VSC’s employees is held on VSC, and the Company has no legal obligation for benefits under the plan. Amounts allocated to the Company were $0.3 and $0.2 for the years ended December 31, 2021 and 2020, respectively.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

9.	Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

	Indexed	Non-Indexed Guarantee Less than/ equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2021

Premium, consideration or deposits for the year	$—	$(6)	$43,432	$43,426
Reserves for separate accounts with assets at:
Fair value	$—	$—	$24,934,607	$24,934,607
Amortized cost*	—	379,528	—	379,528
Total separate account reserves	$—	$379,528	$24,934,607	$25,314,135
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment*	$—	$379,528	$—	$379,528
At fair value	—	—	24,934,607	24,934,607
Subtotal	—	379,528	24,934,607	25,314,135
Total separate account aggregate reserves	$—	$379,528	$24,934,607	$25,314,135

	Indexed	Non-Indexed Guarantee Less than/ equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2020

Premium, consideration or deposits for the year	$—	$336	$43,185	$43,521
Reserves for separate accounts with assets at:
Fair value	$—	$—	$25,103,114	$25,103,114
Amortized cost*	—	422,122	—	422,122
Total separate account reserves	$—	$422,122	$25,103,114	$25,525,236
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment*	$—	$422,122	$—	$422,122
At fair value	—	—	25,103,114	25,103,114
Subtotal	—	422,122	25,103,114	25,525,236
Total separate account aggregate reserves	$—	$422,122	$25,103,114	$25,525,236

* These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3 for additional information.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2021 and 2020, the Company reported assets and liabilities from the following product lines in a separate account: Individual Annuity, Group Annuity, Individual Life and Group Life.

Some assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2021 and 2020:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets*
	(In Thousands)
December 31, 2021
Individual Annuity	$9,795,800	$163,468
Group Annuity	15,126,308	241,407
Individual Life	12,595	—
Group Life	33,406	—
Total	$24,968,109	$404,875

December 31, 2020
Individual Annuity	$9,866,539	$178,057
Group Annuity	15,232,484	276,135
Individual Life	11,227	—
Group Life	30,734	—
Total	$25,140,984	$454,192

* These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3 for additional information.

Separate account assets for products registered with the U.S. Securities and Exchange Commission (“SEC”) totaled $25.4 billion and $25.6 billion as of the years ended December 31, 2021 and 2020, respectively. The Company did not have any separate account assets from products excluded from registration as of December 31, 2021 and 2020.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2021	$166,800
2020	175,289
2019	189,437
2018	199,389
2017	226,722

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2021	$26,078
2020	33,298
2019	31,335
2018	12,084
2017	13,753

The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2021	2020
	(In Thousands)
Transfers as Reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$44,515	$43,818
Transfers from separate accounts	(3,335,727)	(2,789,418)
Transfers as reported in the Statements of Operations	$(3,291,212)	$(2,745,600)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2021 and 2020, was $25.0 billion and $25.1 billion, respectively.

The Company has products classified within the separate account for which the investment directive is not determined by the contract holder. If these investments had been included in the general account, the Company would not have exceeded the investment limitations imposed on the general account.

The Company has separate account assets for which less than 100% of investment proceeds, net of contract fees and assessments, are attributed to the contract holder. The reinvestment of these investment proceeds within the separate account would not have resulted in a combined investment portfolio that exceeds the state investment limitations imposed on the general account.

10.	Federal Income Taxes

Equitable Holdings, Inc. and VIAC elected to treat the sale and purchase of the capital stock of CSLR as an asset sale and purchase by making the election under Internal Revenue Code section 338(h)(10), as described in Note 1. The Company charged goodwill for the purchase price of the shares of capital stock over the statutory surplus and capital of CSLR. The amortization of this statutory goodwill is not deductible for Federal income tax purpose.

The Company treated the cession of its deferred variable annuity business and payout annuity business to CSLR as taxable reinsurance. Consequently, the Company realized net capital gain on investment securities transferred to CSLR. Under the consolidated return regulations – the Company and CSLR join in the filing of consolidated Federal income tax returns – the Company deferred the net capital gain. This deferred intercompany gain gave rise to a significant deferred tax liability.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that the Company pays its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of affiliated companies that participate in the filing of the Company’s consolidated federal income tax return:

Venerable Insurance and Annuity Company	Rocky Range, Inc.
Corporate Solutions Life Reinsurance Company

Under the intercompany tax sharing agreement, the Company recorded a payable of $46.4 at December 31, 2021 to its subsidiary CSLR, for its portion of the consolidated federal income taxes. An additional $394.8 due from CSLR was considered forgiven by VIAC and has been recorded as a capital contribution from VIAC to CSLR.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	(In Thousands)
	2021	2020
Federal tax expense (benefit) on operations	$(39,431)	$(37,000)
Federal tax expense (benefit) on capital gain/losses	39,431	37,000
Total current tax expense (benefit) incurred	$—	$—

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA)  at December 31, 2021 and 2020 are as follows:

	December 31, 2021			December 31, 2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs Statutory Valuation Allowance	$879,599	$—	$879,599	$497,172	$2,014	$499,186	$382,427	$(2,014)	$380,413
Adjustments	539,283	—	539,283	360,330	—	360,330	178,953	—	178,953
Adjusted gross DTAs	340,316	—	340,316	136,842	2,014	138,856	203,474	(2,014)	201,460
Deferred Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—
Admitted Adjusted Gross DTAs	340,316	—	340,316	136,842	2,014	138,856	203,474	(2,014)	201,460
Gross Deferred tax liabilities	157,068	183,248	340,316	129,825	9,031	138,856	27,243	174,217	201,460
Net Admitted Adjusted Gross DTAs	$183,248	$(183,248)	$—	$7,017	$(7,017)	$—	$176,231	$(176,231)	$—

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2021 and December 31, 2020 are as follows:

		December 31, 2021			December 31, 2020			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	(excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—	—	—	—	—	—	—
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	—	—	—	—	—	—	—	—	—
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	322,147	XXX	XXX	402,874	XXX	XXX	(80,727)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	340,316	—	340,316	136,841	2,015	138,856	203,475	(2,015)	201,460
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$340,316	$—	$340,316	$136,841	$2,015	$138,856	$203,475	$(2,015)	$201,460

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation is as follows:

	2021	2020
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	919.8%	1,390.4%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,147,649	$3,078,385

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	December 31, 2021		December 31, 2020		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$340,316	$—	$136,841	$2,015	$203,475	$(2,015)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$340,316	$—	$136,841	$2,015	$203,475	$(2,015)

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Does the Company’s tax-planning strategies include the use of reinsurance?					Yes____	No__X__

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The Company’s tax planning strategies do not include the use of reinsurance.

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	December 31, 2021	December 31, 2020	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Policyholder reserves	$64,155	$89,117	$(24,962)
Investments	246,406	145,344	$101,062
Deferred acquisition costs	—	1,994	$(1,994)
Compensation and benefits accrual	2,504	2,517	$(13)
Receivables - nonadmitted	2,647	2,539	$108
Tax credit carry-forward	10	6	$4
Net operating loss	562,420	254,078	$308,342
Other (including items <5% of total ordinary tax assets)	1,457	1,577	$(120)
Subtotal	879,599	497,172	382,427
Statutory valuation allowance adjustment	539,283	360,330	178,953
Nonadmitted	—	—	—
Admitted ordinary deferred tax assets	$340,316	$136,842	$203,474
Capital:
Investments	$—	$2,014	$(2,014)
Subtotal	—	2,014	(2,014)
Statutory valuation allowance adjustment	—	—	—
Admitted capital deferred tax assets	$—	$2,014	$(2,014)
Admitted deferred tax assets	$340,316	$138,856	$201,460

Deferred Tax Liabilities
Ordinary:
Investments	$55,897	$63,764	$(7,867)
Policyholder reserves	77,190	66,061	11,129
Other (including items <5% of total ordinary tax liabilities)	23,981	—	23,981
Subtotal	$157,068	$129,825	$27,243
Capital:
Investments	$183,248	$9,031	$174,217
Other (including items <5% of total capital tax liabilities)	—	—	—
Subtotal	183,248	9,031	174,217
Total deferred tax liabilities	$340,316	$138,856	$201,460

Net deferred tax assets/liabilities	$—	$—	$—

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. Considering the historical financial information and projections of future taxable losses, we have determined that it is more likely than not, the portion of gross deferred tax assets subject to reversal from future taxable income exclusive of the reversing of temporary differences, will not be realized as of December 31, 2021. As of December 31, 2021 and 2020, the Company had valuation allowances of $539.3 and $360.3, respectively.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are as follow:

		Year Ended December 31
		2021		2020
		Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$(744,550)		$1,279,130
Capital gain (loss)		(524,383)		(1,150,348)
Total pretax income (loss)		(1,268,933)		128,782
Expected tax expense (benefit) at 21% statutory rate		(266,476)	21.0%	27,044	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(23,055)	1.8%	(12,805)	(9.9)%
b.	Interest maintenance reserve	(21,239)	1.7%	28,428	22.0%
c.	Hedge losses	293,178	(23.1)%	(629)	(0.5)%
d.	Reinsurance	(2,534)	0.2%	(2,534)	(2.0)%
e.	Reserve basis change		—%	(2,050)	(1.6)%
f.	Change in valuation allowance	178,953	(14.1)%	(29,133)	(22.6)%
g.	Prior year tax	3,054	(0.2)%	851	0.7%
h.	Intercompany dividend	637	(0.1)%	(9,444)	(7.3)%
j.	Sec 332 liquidation adjustment	(176,808)	13.9%	—	—%
i.	Other	(43)	—%	(13)	—%
Total income tax reported		$(14,333)	1.1%	$(285)	(0.2)%
Current income taxes incurred		$—	—%	$—	—%
Change in deferred income tax*		(14,333)	1.1%	(285)	(0.2)%
Total income tax reported		$(14,333)	1.1%	$(285)	(0.2)%

* Excluding tax on unrealized gains (losses) and other surplus items

The Company is not under examination by any taxing authorities as of the years ended December 31, 2021, and 2020, and 2019, with years 2018, 2019, and 2020 still open for examination.

As of December 31, 2021, the Company’s tax credit carry forwards are as follows:

Year of Expiration	Amount
(In Thousands)
2038	$2
2039	6
2040	2
Total	$10
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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2021 the Company’s net operating loss carry forwards originated and expire as follows:

Year of Origination	Year of Expiration	Amount
		(In Thousands)
2018	N/A	$485,273
2019	N/A	656,042
2020	N/A	89,029
2021	N/A	1,447,847

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2021, 2020, and 2019.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2021.

The Company has no unrecorded tax liability as of December 31, 2021 and December 31, 2020.

The Company does not have any nonadmitted state tax credits at December 31, 2021 or 2020. The Company does not have any tax contingencies as of December 31, 2021 and 2020.

The Company recognizes accrued interest and penalties related to tax contingencies in federal income taxes and federal income tax expense on the balance sheets and statements of operations, respectively. The Company had no accrued interest as of December 31, 2021 and 2020.

11.	Investment in Subsidiaries

The Company has two wholly-owned subsidiaries as of December 31, 2021, Rocky Range, an Arizona pure captive insurance company, and CSLR.

Following the closing of the VIAC Acquisition effective June 1, 2018, Rocky Range became a wholly-owned subsidiary of the Company. In connection with the CSLR Acquisition, the Company recaptured all of the business and liabilities ceded to Rocky Range. As a result of the recapture, the Company and Rocky Range terminated the reinsurance agreement and all agreements then in place related to the reinsurance arrangement, including but not limited to the Funds Withheld Trust Agreement and Reinsurance Credit Trust Agreement, and the related Funds Withheld Trust and Reinsurance Credit Trust accounts. The Company no longer reinsures any business to Rocky Range as of June 1, 2021, and therefore maintains capital of $0.3 (minimum capital of $0.1 is required as prescribed under Arizona Revised Statutes Section 20-1096.03(A)(6)).

The Company purchased 100% of the issued and outstanding capital stock of CSLR on June 1, 2021 in connection with the CSLR Acquisition. CSLR is a reinsurance company authorized to operate in 49 states and the District of Columbia, and primarily assumes deferred variable annuity guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum income benefit (“GMIB”) riders, payout variable annuity contracts, and also assumes smaller blocks of structured settlements, group long-term disability, and ordinary life insurance business.

Pursuant to SSAP No. 97, Investments in Subsidiary Controlled and Affiliated entities, the Company reports its investments in Rocky Range and CSLR based on the subsidiary’s statutory surplus.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The carrying value on the Company’s financial statements as of December 31, 2021 and 2020 are as follows:

	December 31
	2021	2020
	(In Thousands)
Rocky Range	$250	$1,388,550
CSLR	$1,578,233	$—
Total carrying value of subsidiaries	$1,578,483	$1,388,550

Summarized financial information of the Company’s subsidiary of Rocky Range for the years ended December 31, 2021 and 2020 are as follows:

	December 31
	2021	2020
	(In Thousands)
Revenues	$626,085 $	962,359
Income (Loss) before net realized gains and losses	(1,568,111)	(7,636)
Net (loss) income	(1,528,815)	(3,551)
Admitted assets	250	3,214,905
Liabilities	—	1,826,355

Summarized financial information of the Company’s subsidiary of CSLR for the year ended December 31, 2021 is as follows:

December 31 2021
(In Thousands)
Revenues	$15,722,107
Income (Loss) before net realized gains and losses	(352,196)
Net income	30,525
Admitted assets	20,868,255
Liabilities	18,965,144

12.	Reinsurance

The Company utilizes reinsurance transactions to reduce its exposure to large losses. The Company bases its selection of a reinsurer on the financial strength of the reinsurer. Reinsurance treaties can be either in the form of ceding or assuming and are structured as monthly or yearly renewable term, coinsurance, modified coinsurance, funds withheld or a combination thereof. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The Company’s ceded reinsurance arrangements reduced / (increased) certain items in the accompanying financial statements by the following amounts:

	December 31
	2021	2020
	(In Thousands)
Premiums	$(162,678)	$81,079
Benefits paid or provided	2,181,296	2,021,353
Policy and contract liabilities at year end	9,279,398	5,597,732

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

The Company did not have any assumed premiums for the years ended December 31, 2021 and 2020.

Reinsurance Transactions

In connection with the CSLR Acquisition, the Company recaptured its deferred variable annuity business previously reinsured to Rocky Range, its Arizona pure captive reinsurer, which is a wholly-owned subsidiary of the Company, effective June 1, 2021. As a result, the Company is no longer a party to a captive reinsurance agreement as of December 31, 2021. For the five months ended May 31, 2021 and as of December 31, 2020, the Company ceded, on a funds withheld coinsurance and modified coinsurance basis, certain variable annuity business to Rocky Range, which completes its financial statements on a modified U.S. GAAP basis.

The agreement had the economic impact of ceding 100% of the closed block variable annuity contracts previously issued by the Company, which included contracts with multiple rider guarantees, including minimum accumulation, income, death, and withdrawal benefits policies. Also, as a result of the reinsurance agreement at that time, Rocky Range could use letters of credit, which would not be admitted assets to the Company, to back some or all of the reserves. Under the terms of the agreement, the Company reinsured to Rocky Range on a funds withheld basis, 100% of the general account liabilities of the reinsured policies. The agreement also ceded on a modified coinsurance basis, 100% of the separate account liabilities. Under the modified coinsurance structure the Company retained control and owned all assets contained in the separate account and held separate account reserves.

The amount of reserves held by the captive reinsurer was $0.0 billion as of December 31, 2021 due to the above-noted recapture, and $1.7 billion as of December 31, 2020. The reserving basis was VM-21 for all deferred individual and group variable policies with guaranteed benefits. Rocky Range maintained a variable annuity hedge program prior to the business being recaptured, that was designed to mitigate market risk arising primarily from the minimum guarantees within the variable annuity products, whose economic costs were primarily dependent on future equity market returns, interest rate levels, equity volatility levels and policyholder behavior. The hedge target of the variable annuity hedge program was regulatory and rating agency capital and their sensitivities to immediate market movements.

Rocky Range is domiciled in the State of Arizona and under Arizona Insurance Statutes (“ARS”) 20-1098.07(A), the Arizona Department of Insurance and Financial Institutions (“DIFI”) permits a regulatory basis of accounting where a captive insurer may use U.S. GAAP or SSAP to prepare financial statement filings. Rocky Range has elected the U.S. GAAP basis of accounting. When a captive insurer elects to use U.S. GAAP, however, it is required to follow certain prescribed practices required by the DIFI, as follows:

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

1) Reinsurance reserve credits and recoverables are recorded as reductions from gross reserve liabilities, rather than as assets in accordance with U.S. GAAP;
2) Letters of credit (“LOC”) provided as capital funds are recorded as assets and reported at face value;
3) Surplus notes issued are recorded as surplus items in Shareholder’s equity, rather than as a liability in accordance with U.S. GAAP;
4) Fixed assets and prepaid expenses are recorded in Other assets; and
5) Deferred acquisition costs (“DAC”) are recorded as assets, consistent with U.S. GAAP, and are reported in Other assets.

In addition to the above described prescribed practices, Rocky Range has been granted approval by the DIFI to apply the following permitted practices:

1) To make retroactive capital contributions as permitted by SSAP No. 72, and notify the DIFI prior to posting the receivable, if utilized.
2) To record future policy benefit reserves assumed under various reinsurance agreements based on SSAP with an offsetting Sundry asset recorded, which is the excess of the SSAP reserve over the U.S. GAAP reserve.
3) To present the U.S. GAAP deferred gain resulting from its assumption of the business from the Company, net of related federal income taxes, as a separate component of Shareholder’s Equity. Amortization of the deferred liability will be recognized as income over the remaining lives of the underlying reinsured contracts, and the related tax impacts on federal income taxes will be included in income tax expense (benefit), in the Statement of Operations.
4) To hold a receivable in the funds withheld account and modified coinsurance account it establishes for AADE and AARe, respectively. Since the assets withheld by Rocky Range under the two retrocession agreements will be held by VIAC (which is Rocky Range’s direct parent), Rocky Range will continue to take reinsurance reserve credits for the reserves ceded under the two retrocession agreements to the extent the assets are held by VIAC rather than Rocky Range.

The Company is no longer a party to a captive reinsurer agreement, effective June 1, 2021, and therefore did  not take a reserve credit as of December 31, 2021 for any captive reinsurer agreements.

In connection with the CSLR Acquisition, the Company entered into a reinsurance agreement with CSLR, its wholly-owned subsidiary. Under this agreement, the Company cedes on a coinsurance and modified coinsurance basis, its deferred variable annuity business and payout annuity business to CSLR, effective June 1, 2021. As of December 31, 2021, reinsurance balances receivable are $46.8 which are included in Reinsurance balances on the balance sheet. As of December 31, 2021 the Company ceded reserves of $5.6 billion related to this agreement.

The Company reinsures 100% of its previously issued, fixed and fixed indexed annuity contracts to affiliated reinsurers.

The Company entered into a reinsurance agreement with AARe, a Bermuda reinsurer and wholly owned subsidiary of Athene. Under this agreement, the Company cedes on a modified coinsurance basis, an eighty percent (80%) quota share of certain liabilities with respect to certain fixed annuity business, and an eighty percent (80%) quota share of the net liability associated with the GMIB-annuitized contracts as they arise out of the variable annuity business of the Company. Under this modified coinsurance agreement, the Company holds all related assets and reserves on the balance sheet, with an additional modco adjustment recorded within reinsurance recoverables representing balances due to or due from AARe. This modco adjustment fluctuates with valuation changes in the related assets and liabilities such that all results are transferred to AARe with no net impact to the Company. As of December 31, 2021, the Company held $11.3 billion in reserves on behalf of AARe, and received $1.1 billion from AARe related to reinsurance activity.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The Company simultaneously entered into a reinsurance agreement with AADE, an insurance company organized under the laws of the State of Delaware and an indirect wholly-owned subsidiary of Athene. Under this agreement, the Company cedes on a coinsurance basis, a twenty percent (20%) quota share of certain liabilities with respect to certain fixed annuity business, and a twenty percent (20%) quota share of the net liability associated with the GMIB-annuitized contracts as they arise out of the variable annuity business of the Company. Under this agreement, all assets and liabilities are transferred to AADE and are not presented on the Company’s balance sheet. As of December 31, 2021, the Company ceded reserves of $2.8 billion to AADE, and received $267.1 million from AADE related to reinsurance activity.

The Company reinsures its remaining business to third party reinsurers, in accordance with the VIAC Acquisition described in Note 1. The amount of reserves held was $979.9 and $934.0 as of December 31, 2021 and 2020, respectively. Most notable of which was the reinsurance agreement with ReliaStar Life Insurance Company, an insurance company organized under the laws of the State of Minnesota and an indirect wholly-owned subsidiary of Voya Financial, Inc. Under this agreement, the Company cedes on a coinsurance and modified coinsurance basis, its traditional individual life insurance, supplemental contracts consisting of life insurance proceeds, and certain deferred annuity and investment-only policies of the Company.

13.	Capital and Surplus

Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of the greater of $5.0 or Risk Based Capital (“RBC”). Additionally, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31; or (2) the insurer’s net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. Dividends are paid as determined by the Company’s Board of Directors. An extraordinary dividend or distribution cannot be paid without the prior approval of the Iowa Insurance Division. In addition, no dividend or other distribution exceeding an amount equal to an insurance company’s earned surplus may be paid without the domiciliary insurance regulator’s prior approval.

A surplus note with a carrying value and par value of $175.0 was issued to Voya Retirement Insurance and Annuity Company, a Connecticut corporation and at the time, an affiliate of the Company, on December 29, 2004 with December 29, 2034 as the date of maturity. Principal payments in the amounts of $15.4 and $22.2 were made on September 24, 2021 and November 1, 2021, respectively. Interest paid for the year ended December 31, 2021 and 2020 was $10.6 and $11.1, respectively. As of December 31, 2021 a total of $188.4 has been paid in interest. The interest rate associated with this surplus debenture is 6.3%. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2021 and 2020.

A surplus note with a carrying value and par value of $175.0 was issued to ReliaStar Life Insurance Company (“RLI”), a Minnesota corporation, and at the time, an affiliate of the Company, on December 29, 2004 with December 29, 2034 as the date of maturity. Principal payments in the amounts of $15.4 and $22.2 were made on September 24, 2021 and November 1, 2021, respectively. Interest paid for the year ended December 31, 2021 and 2020 was $10.6 and $11.1, respectively. As of December 31, 2021, a total of $188.4 has been paid in interest. The interest rate associated with this surplus debenture is 6.3%. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2021 and 2020.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

A surplus note with a carrying value and par value of $50.0 was issued to Equitable Financial Life Insurance Company, a New York corporation, on June 1, 2021, and an additional $10.0 was issued on December 31, 2021, with June 1, 2041 as the dates of maturity. Interest expense for the period ended December 31, 2021 was $1.4. The interest rate associated with this surplus debenture is 5.00%.

Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner.

The Company paid an ordinary dividend and return of capital distribution in the amounts of $70.0 and $80.0 respectively, for an aggregate amount of $150.0 to its sole shareholder, Venerable Holdings, on November 15, 2021 after providing notice to the Iowa Insurance Division.

The Company paid an ordinary dividend in the amount of $32.0 to its sole shareholder, Venerable Holdings, on July 24, 2020 after providing notice to the Iowa Insurance Division.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

14.	Fair Values of Financial Instruments

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, fair value can be estimated using methods, models and assumptions market participants would use to determine a current transaction price. These valuation techniques involve some level of estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all non-financial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100, Fair Value (“SSAP No. 100”). Valuations are obtained from third party commercial pricing services and asset managers.

Mortgage loans: Estimated fair values for commercial real estate loans were provided by asset managers.

Derivative financial instruments: Fair values for derivative financial instruments are obtained from third party commercial pricing services or based on prices from market data providers.

Individual and group annuities: The fair values for individual and group annuities with defined maturities are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For individual and group annuities, fair value is estimated to be the present surrender value.

Assets held in separate accounts: Assets held in separate accounts, excluding MVA’s, are reported at the quoted fair values of the underlying investments in the separate account. The underlying investments include mutual funds, short-term investments and cash, the valuation of which are based upon quoted market prices.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

Derivatives are carried at fair value, which is obtained from third party commercial pricing services or based on prices from the market data providers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:
▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 1, Level 2 or Level 3. The fair value of bonds and other invested assets classified as Level 1 are obtained through unadjusted quoted prices for identical assets or liabilities in an active market. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. The fair value for privately placed bonds and other invested assets are provided by asset managers and are classified as Level 3 assets.

Preferred and Common Stocks: Fair values of publicly traded equity securities are based upon quoted market prices and are classified as Level 1 assets. Fair values of private equities or equity securities not traded on an exchange, are provided by asset managers and are classified as Level 3 assets.

Cash and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts, excluding MVA’s, are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments can include mutual funds, short-term investments and cash, the valuation of which are based upon a quoted market price and are included in Level 1. The underlying investments can also include bonds the valuation of which are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy as either Level 2 or Level 3, consistent with the policies described above for fixed maturities.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is obtained from third party commercial pricing services or based on prices from market data providers. All derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are provided by asset managers. Mortgage loans are classified as Level 3.

Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 1.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2021:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$9,094,369	$8,548,520	$9,718	$8,874,546	$210,104
Preferred stock	60,903	60,491	9,074	40,605	11,224
Common stock	10,000	10,000	—	10,000	—
Mortgage loans	2,301,551	2,195,274	—	—	2,301,551
Policy loans	—	—	—	—	—
Contract loans	3,676	3,676	3,676	—	—
Other invested assets	43,185	37,415	—	43,186	—
Cash, cash equivalents and short-term investments	173,873	173,873	172,870	1,003	—
Derivatives
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Foreign exchange contracts	—	—	—	—	—
Interest rate contracts	—	—	—	—	—
Securities lending reinvested collateral	—	—	—	—	—
Notes receivable from affiliate	—	—	—	—	—
Separate account assets*	25,410,484	25,372,984	25,014,682	325,944	69,858
Total assets	$37,098,041	$36,402,233	$25,210,020	$9,295,284	$2,592,737

Liabilities:
Deposit type contracts	$939,562	$928,304	$—	$—	$939,562
Derivatives
Equity contracts	—	—	—	—	—
Foreign exchange contracts	—	—	—	—	—
Interest rate contracts	—	—	—	—	—
Borrowed money	—	—	—	—	—
Total liabilities	$939,562	$928,304	$—	$—	$939,562

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3, Summary of Significant Accounting Polices for additional information.

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2021.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2020:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$18,052,305	$16,122,818	$1,152,742	$16,307,132	$592,430
Preferred stock	127,098	117,798	40,863	44,477	41,759
Common stock	12,038	12,038	—	12,026	12
Mortgage loans	3,587,486	3,404,838	—	—	3,587,486
Contract loans	4,421	4,421	4,421	—	—
Other invested assets	80,086	69,546	—	80,086	—
Cash, cash equivalents and short-term investments	856,636	856,606	819,224	37,293	119
Derivatives
Credit contracts	881	96	—	881	—
Equity contracts	994,366	994,366	—	994,366	—
Foreign exchange contracts	115	115	—	115	—
Interest rate contracts	443	443	—	443	—
Separate account assets*	25,652,978	25,595,175	25,146,448	427,681	78,849
Total assets	$49,368,853	$47,178,260	$27,163,698	$17,904,500	$4,300,655

Liabilities:
Deposit type contracts	$3,316,092	$2,912,756	$—	$—	$3,316,092
Derivatives
Equity contracts	1,238,662	1,238,662	—	1,238,662	—
Foreign exchange contracts	2,394	2,394	—	2,394	—
Interest rate contracts	—	—	—	—	—
Borrowed money	—
Total liabilities	$4,557,148	$4,153,812	$—	$1,241,056	$3,316,092

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3 for additional information.

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2020.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The following tables show assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
U.S. corporate, state & municipal	$—	$—	$—	$—
Foreign	—	11,911	—	11,911
Preferred stock	9,074	36,601	—	45,675
Common stock	—	10,000	—	10,000
Other Long Term Assets		2,845		2,845
Separate account assets*	24,968,109	—	—	24,968,109
Total assets	$24,977,183	$61,357	$—	$25,038,540

Liabilities:
Derivatives
Equity contracts	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—
Interest rate contracts	—	—	—	—
Total liabilities	$—	$—	$—	$—

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3 for additional information.

The Company did not have any security transfers between Level 1 and Level 2 during 2021. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The following tables show assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
US corporate, state & municipal	$—	$3,350	$—	$3,350
Common stock	—	12,026	12	12,038
Derivatives
Equity contracts	—	994,366	—	994,366
Foreign exchange contracts	—	115	—	115
Interest rate contracts	—	443	—	443
Separate account assets*	25,140,982	—	1,690	25,142,672
Total assets	$25,140,982	$1,010,300	$1,702	$26,152,984

Liabilities:
Derivatives
Equity contracts	—	1,238,662	—	1,238,662
Foreign exchange contracts	—	2,394	—	2,394
Interest rate contracts	—	—	—	—
Total liabilities	$—	$1,241,056	$—	$1,241,056

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 3 for additional information.

The Company did not have any security transfers between Level 1 and Level 2 during 2020. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2021:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
(In Thousands)
Preferred Stock	—	4	—	—	—	—	—	(4)	—	—

Common Stock	12	—	—	—	—	—	—	(12)	—	—

Separate accounts	1,690	—	—	—		—	—	(1,690)		—
Total Assets	$1,702	$4	$—	$—	$—	$—	$—	$(1,706)	$—	$—

Transfers in and out of Level 3 during the year ended December 31, 2021 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The Company did not have any change in fair value within its Level 3 assets and liabilities for the year ended December 31, 2020.

There were no transfers in and out of Level 3 during the year ended December 31, 2020. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

15.	Commitments and Contingencies

Operating Leases - The Company is party to certain cost-sharing arrangements and service agreements with other affiliated companies. Included in these cost-sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of

$1.3 and $1.7 as of December 31, 2021, and 2020, respectively, under this cost-sharing methodology.

Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits/ arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company’s operations or financial position.

Regulatory Matters - As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company’s policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $15.0 and $13.9 at December 31, 2021 and 2020, respectively. The Company is also committed to provide additional capital contributions to partnerships of $317.7 and $414.7 at December 31, 2021 and 2020, respectively.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders, and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

On June 1, 2021, Kroll Bond Rating Agency (“KBRA”) affirmed an insurance financial strength rating of A- to the Company, and affirmed its debt rating of BBB to the Company’s surplus notes.

On June 25, 2020, KBRA assigned an insurance financial strength rating of A- to the Company, and a debt rating of BBB to the Company’s surplus notes.

On October 28, 2020, in response to the announcement that the Company has entered into an MTA with Equitable Holdings, Inc., KBRA placed the A- insurance financial strength rating and its debt rating of BBB to the Company’s surplus notes on Watch Developing.

The ratings of the Company by the rating agency are based on the rating agency’s specific views of the Company’s financial strength.

16.	Financing Agreements

The Company maintains a reciprocal loan agreement with Venerable Holdings to promote efficient management of cash and liquidity and to provide for short-term cash requirements. Under this agreement, which expires June 1, 2028, the Company and Venerable Holdings can lend funds to or borrow from each other up to 3% of the Company’s admitted assets excluding separate accounts as of the 31st day of December next preceding. The Company did not engage in any lending or borrowing under this agreement during the year ended December 31, 2021, and therefore did not incur any interest expense or receive any interest income. The Company received an immaterial amount of interest income and incurred an immaterial amount of interest expense for the year ended December 31, 2020. As of December 31, 2021, the Company had no outstanding receivable or outstanding payable balance with Venerable Holdings under the reciprocal loan agreement.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

17.	Related Party Transactions

The Company has entered into various management and services contracts and cost sharing arrangements with other affiliated Venerable Holdings companies which are allocated among companies in accordance with systematic cost allocation methods. The Company’s material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Apollo Insurance Solutions Group (“Apollo ISG”) under which Apollo ISG provides the Company with investment management services. For the year ended December 31, 2021 and 2020, expenses incurred related to this agreement were $35.3 and $39.1, respectively.

Service Agreements: The Company has entered into an inter-company agreement with its affiliates whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. Management and service contracts and all cost-sharing arrangements are allocated among companies in accordance with systematic cost allocation methods. For the year ended December 31, 2021 and 2020, expenses incurred related to this agreement were $98.0 and $107.5, respectively.

The Company receives a monthly fee from DSL based on annual contractual rates by fund. This fee is calculated as a percentage of average assets in the variable separate accounts. Revenue earned by the Company under this arrangement was $52.5 and $49.7 for the years ended December 31, 2021 and 2020, respectively.

The Company has entered into an underwriting and distribution agreement with DSL, whereby DSL serves as the principal underwriter for annuity contracts issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s annuity contracts and appoint representatives of the broker-dealers as agents. For the periods ended December 31, 2021 and 2020, commissions were incurred in the amounts of $143.3 and $133.6, respectively.

See Note 11 regarding reinsurance agreements with related parties.

Tax Sharing Agreements: See Note 10 for disclosure related to the federal tax sharing agreement.

18.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated and recorded this liability to be $0.1 and $0.1 as of December 31, 2021 and 2020, respectively, and is reflected in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $0.5 and $0.5 as of December 31, 2021 and 2020, respectively, for future credits to premium taxes for assessments already paid and/or accrued. The periods over which the guaranty fund assessments are expected to be paid, the related premium tax offsets are expected to be realized and the additional industry support is expected to be paid are unknown at this time.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

There are no premium tax offsets where it is reasonably possible that an impairment has occurred in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”).

A reconciliation of assets recognized is presented below:

	Year ended December 31
	2021	2020
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets as of December 31, 2020	$528	$623

Decreases current year:
Premium tax offset applied	33	61
Changes in premium tax offset capacity/other adjustments	7	40

Increases current year:
GFA Liability Adjustment to estimate	29	—
Creditable assessments remitted	5	6

Assets recognized from paid and accrued premium tax offsets as of December 31, 2021	$522	$528

The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2021:

Discount Rate Applied	2.50%

The undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency:

	Guaranty Fund Assessment		Related Assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
	(In Dollars)
Penn Treaty	$14	$13	$14	$13
Senior American Insurance Company	$4,474	$3,955	$4,474	$3,955

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
N/A	N/A	N/A	N/A	N/A	N/A	N/A

The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2020:

Discount Rate Applied	2.50%

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

The undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency:

	Guaranty Fund Assessment		Related Assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
	(In Dollars)
Penn Treaty	$14	$13	$14	$13
Senior American Life Insurance Company	5,642	4,986	5,642	4,986

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Senior American Life Insurance Company	N/A	N/A	N/A	11	0-20	5

19.	Subsequent Events

As described in Note 1, CSLR, the Company’s wholly owned subsidiary, entered into a reinsurance agreement with John Hancock effective on February 1, 2022 when the JHUSA Transaction closed, under which CSLR assumes certain variable annuity contracts from John Hancock. CSLR is the reinsurer in this transaction, and, other than Venerable Holdings, CSLR, and John Hancock, no other legal entities are involved in this transaction, including the Company.

The Company is not aware of any additional events occurring subsequent to December 31, 2021 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2021 through March 30, 2022, the date the statutory financial statements were available to be issued.

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VENERABLE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2021

(Dollar amounts in millions, unless otherwise stated)

20.	Reconciliation to Statutory Statement

During the preparation of the statutory-basis financial statement for the year ended December 31, 2020, the Company concluded an adjustment was necessary regarding a security payable that did not settle. It was determined that an ending position was carried as of December 31, 2020 that was previously cancelled, and should not have been reflected in the Company’s 2020 Statutory Annual Statement. This cancellation and the corresponding impacts were reflected in the 2020 audited financial statements as of December 31, 2020.

A reconciliation of the amounts previously reported in the Company’s 2020 Statutory Annual Statement as filed with the Iowa Insurance Division for the year ended December 31, 2020, to those reported in the 2020 audited financial statement is as follows:

For the year-ended December 31, 2020

	2020 Annual Statement	Adjustment	2020 Audited Financial Statements
Balance Sheet	(In Thousands)
Assets:
Bonds	$16,272,818	$(150,000)	$16,122,818
Total admitted assets	$49,487,766	$(150,000)	$49,337,766

Liabilities:
Other liabilities	$433,830	$(150,000)	$283,830
Total liabilities	$46,801,938	$(150,000)	$46,651,938

Capital and surplus:
Total Capital and surplus	$2,685,828	$—	$2,685,828
Total liabilities and capital and surplus	$49,487,766	$(150,000)	$49,337,766

For the year ended December 31, 2021, there are no known differences between the Company’s previously reported 2021 Statutory Annual Statement as filed with the Iowa Insurance division and the amounts reported and disclosed herein.

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Supplementary Information

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Ernst & Young LLP One Commerce Square Suite 700 2005 Market Street Philadelphia, PA 19103

Report of Independent Auditors on Supplementary Information

The Board of Directors and Stockholder Venerable Insurance and Annuity Company

We have audited the statutory-basis financial statements of Venerable Insurance and Annuity Company (the Company) as of and for the year ended December 31, 2021 and 2020, and have issued our report thereon dated March 30, 2022, which contained an adverse opinion with respect to conformity with U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa on those financial statements. Our audit was performed for the purpose of forming an opinion on the financial statements as a whole. The accompanying supplemental schedule of selected statutory-basis financial data, supplemental schedule of life and health reinsurance disclosures, and supplemental investment disclosures are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated, in all material respects, in relation to the financial statements as a whole.

Restriction on Use

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

March 30, 2022

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VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2021
(In Thousands)

Investment Income Earned:
U.S. government bonds	$8,780
Other bonds (unaffiliated)	545,893
Bonds of affiliates	2,233
Preferred stocks (unaffiliated)	4,321
Common stocks (unaffiliated)	337
Common stocks of affiliates	(3,031)
Mortgage loans	128,248
Contract loans	214
Cash on hand and on deposit	2,645
Short-term investments	166
Other invested assets	70,290
Derivative instruments	(243,546)
Gross investment income	$516,550

Mortgage Loans (Book Value):
Commercial mortgages	$2,195,274
Total mortgage loans	$2,195,274

Mortgage Loans by Standing (Book Value):
Good standing	$2,195,274
Total mortgage loans by standing	$2,195,274

Other long-term assets (statement value)	$656,032

Contract loans	$3,676

Bonds and Stocks of Parents, Subsidiaries and Affiliates (Book Value):
Bonds	$95,082
Common Stocks	1,692,678
Total Bonds and Stocks of Parents, Subsidiaries and Affiliates	$1,787,760

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VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2021
(In Thousands)

Bonds and Short-term Investments by NAIC Designation and Maturity:
Bonds and Short-term Investments by Maturity (Statement Value):
Due within 1 year or less	$686,774
Over 1 year through 5 years	2,779,126
Over 5 years through 10 years	2,870,835
Over 10 years through 20 years	1,561,705
Over 20 years	651,084
Total by maturity	$8,549,524
Bonds and Short-term Investments by NAIC Designation (Statement Value):
NAIC 1	$3,905,155
NAIC 2	4,281,569
NAIC 3	332,293
NAIC 4	23,443
NAIC 5	4,913
NAIC 6	2,151
Total by NAIC Designation	$8,549,524
Total bonds and short-term investments publicly traded	$2,918,463
Total bonds and short-term investments privately placed	$5,631,061
Preferred stocks (statement value)	$60,491
Common stocks, including subsidiaries (market value)	$1,702,678
Short-term investments (book value)	$1,004
Cash equivalents	$109,000
Financial options owned (statement value)	$—
Financial options written and in force (statement value)	$—
Financial collar, swap and forward agreements open (statement value)	$—
Financial futures contracts open (current value)	$—
Cash on deposit	$15,938
Life Insurance in Force:
Ordinary	$1,849
Group life	$59
Amount of accidental death insurance in force under ordinary policies	$37

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VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2021
(In Thousands)

Life Insurance Policies with Disability Provisions in Force:
Ordinary	$58
Group life	$—
Supplementary Contracts in Force:
Ordinary-not involving life contingencies:
Amount on deposit	$—
Income payable	$93,044
Ordinary-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$81,959
Group-not involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Group-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Annuities:
Ordinary:
Immediate-amount of income payable	$—
Deferred-fully paid account balance	$14,505,192
Deferred-not fully paid account balance	$6,342,608
Group:
Amount of income payable	$—
Fully paid account balance	$15,235,522
Not fully paid account balance	$176,808
Accident and Health Insurance Premiums in Force:
Ordinary	$—
Group	$—
Deposit Funds and Dividend Accumulations:
Deposit funds-account balance	$—
Dividend accumulations-account balance	$—

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

I.	Investment Risk Interrogatories

The Company’s total admitted assets (excluding separate account assets) as reported on page two of its Annual Statement for the year ended December 31, 2021 is $13.6 billion.

1.
Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) contract loans:

	Issuer	Investment Category	Amount	Percentage of Total Admitted Assets*
i.	Corporate Solutions Life Reinsurance Company	Common Stock	$1,692,428	12.4%
ii.	AP Tundra Holdings LLC	Bonds	136,613	1.0
iii.	Ace Credit Fund, LP	Bonds	131,412	1.0
iv.	Cayman Universe Holdings LLC	Bonds	120,154	0.9
v.	BlackRock Liquidity Funds - FedFund	Money Market Mutual Fund	109,000	0.8
vi.	AA Infrastructure Fund 1 Ltd	Bonds, Preferred Stock	103,149	0.8
vii.	H&R NNN Pool 3	Commercial Mortgage	97,673	0.7
viii.	SVF II FINCO (CAYMAN) LP	Bonds	69,016	0.5
ix.	Bank of America Corporation	Bonds	57,839	0.4
x.	Vector Limited	Bonds	55,150	0.4

2.	The Company’s total admitted assets held in bonds and short term investments (excluding reciprocal borrowings) and preferred stocks, by NAIC designating at December 31, 2021, are:

Bonds			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets*	NAIC Rating	Amount	Percentage of Total Admitted Assets*
NAIC-1	$3,905,155	28.7%	P/RP-1	$14,815	0.1%
NAIC-2	4,281,569	31.5	P/RP-2	31,697	0.2
NAIC-3	332,293	2.4	P/RP-3	5,912	0.0
NAIC-4	23,443	0.2	P/RP-4	—	—
NAIC-5	4,913	0.0	P/RP-5	—	—
NAIC-6	2,151	0.0	P/RP-6	8,067	0.1
	$8,549,524			$60,491

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

3.
Following are the Company’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 86, including: (i) foreign currency denominated investments of $0 million supporting insurance liabilities denominated in that same foreign currency of $0 million, and excluding (ii) Canadian investments of $251.1 million which includes unhedged currency exposure of $0 million as of December 31, 2021):

a.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets*
i.	Countries rated NAIC-1	$2,476,487	18.2%
ii.	Countries rated NAIC-2	164,167	1.2
iii.	Countries rated NAIC-3 or below	57,511	0.4

b.	Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets*
i.	Countries Rated NAIC-1:
	Country: Cayman Islands	$1,134,088	8.3%
	Country: United Kingdom	282,807	2.1

ii.	Countries Rated NAIC-2:
	Country: Mexico	53,458	0.4
	Country: Indonesia	32,045	0.2

iii.	Countries Rated NAIC-3 or Below:
	Country: Guernsey	19,461	0.1
	Country: Colombia	13,946	0.1

c.	Aggregate unhedged foreign currency exposure: Not applicable.

d.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designating: Not applicable.

e.	The two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating: Not applicable.

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

f.	The ten largest non–sovereign (i.e. non–governmental) foreign issues:

	Name	NAIC Rating	Amount	Percentage of Total Admitted Assets*
i.	Cayman Universe Holdings LLC	1	$120,154	0.9%
ii.	AA Infrastructure Fund 1 Ltd	1,6	103,149	0.8
iii.	Vector Limited	2	55,150	0.4
iv.	RR 19 Ltd.	1,2	52,110	0.4
v.	Antares CLO 2018-2, Ltd.	1	38,485	0.3
vi.	Coöperatieve Rabobank U.A.	1,2	36,969	0.3
vii.	HSBC Holdings plc	1,2	32,897	0.2
viii.	Crédit Agricole S.A.	1,2	31,992	0.2
ix.	Severn Trent Water Limited	2	26,000	0.2
x.	Diameter Credit Funding I Ltd	1,2	24,742	0.2

4.	Assets held in Canadian investments are less than 2.5% of the Company’s total admitted assets.

5.	Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

6.	Assets held in equity interests are greater than 2.5% of the Company’s total admitted assets.

		Amount	Percentage of Total Admitted Assets*
i.	Corporate Solutions Life Reinsurance Company	$1,692,428	12.4%
ii.	NNN Investor 1 LP	32,141	0.2
iii.	Pretium Olympus JV LP	25,257	0.2
iv.	C-III Recovery Fund III LP	24,800	0.2
v.	Sfr Delos Gp, L.l.c.	21,208	0.2
vi.	Griffis Premium Apartment Fund IV	20,597	0.2
vii.	Apollo Overseas Partners Lux IX	20,574	0.2
viii.	Apollo Tundra SPV	19,325	0.1
ix.	The Bank of New York Mellon Corporation	17,916	0.1
x.	Castlelake Aviation III LP	15,887	0.1

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

8.	Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

9.	With respect to mortgage loans, the Company’s total admitted assets are as follows:

a.	The 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

	Type/Property	Amount	Percentage of Total Admitted Assets*
i.	H&R NNN Pool 3	$97,673	0.7%
ii.	Twin Spans Business Park, LLC	45,746	0.3
iii.	Renaissance Square	39,484	0.3
iv.	181 Fremont Office Senior Mezz LLC	35,178	0.3
v.	666 5th Avenue	34,712	0.3
vi.	HPA JV Borrower 2019-1 ATH LLC	32,098	0.2
vii.	AON Center	30,000	0.2
viii.	245 Park Avenue Mezz A LLC	29,907	0.2
ix.	Win Ridge Shopping Center-DE LLC	29,528	0.2
x.	Palm Springs Mile Associates, Ltd	27,800	0.2

b.	The Company’s total admitted assets held in the following categories of mortgage loans as of December 31, 2021:

		Amount	Percentage of Total Admitted Assets*
i.	Construction loans	$—	0.0%
ii.	Mortgage loans over 90 days past due	—	—
iii.	Mortgage loans in the process of foreclosure	—	—
iv.	Mortgage loans foreclosed	—	—
v.	Restructured mortgage loans	—	—

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

c.	Aggregate mortgage loans having the following loan to value ratios as determined from the most current appraisal as of December 31, 2021:

		Residential		Commercial		Agricultural
	Loan-to-Value	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	above 95%	$—	—%	$—	—%	$—	—%
ii.	91% to 95%	—	—	—	—	—	—
iii.	81% to 90%	—	—	—	0.0	—	—
iv.	71% to 80%	—	—	102,653	0.8	—	—
v.	below 70%	—	—	2,092,621	15.4	—	—
		$—		$2,195,274		$—

10.	Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate are less than 2.5% of the Company’s total admitted assets.

11.	The Company’s total admitted assets subject to the following types of agreements as of December 31, 2021:

Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$—	$—	$—
ii.	Repurchase agreements	—	—	365,000	—	—
iii.	Reverse repurchase agreements	—	—	—	—	—
iv.	Dollar repurchase agreements	—	—	—	—	—
v.	Dollar reverse repurchase agreements	—	—	—	—	—

12.	Amounts and percentages of the Company’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2021:

		Owned		Written
		Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	Hedging	$—	—%	$—	—0.0%
ii.	Income generation	—	—	—	—
iii.	Other	—	—	—	—

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2021
(In Thousands)

13.	The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of December 31, 2021:

				Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$—	—%	$50	$—	$—
ii.	Income Generation	—	—	—	—	—
iii.	Replications	—	—	25,000	—	—
iv.	Other	—	—	7,250,723	—	—

14.	The Company’s potential exposure (defined as the amount determined in accordance with NAIC Annual Statement Instructions) for futures contracts as of December 31, 2021:

				Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$—	—%	$50	$—	$—
ii.	Income Generation	—	—	—	—	—
iii.	Replications	—	—	—	—	—
iv.	Other	—	—	175,455	—	—

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Summary Investment Schedule
December 31, 2021
(In Thousands)

II.	Summary Investment Schedule

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage of Total
Long-Term Bonds (Schedule D, Part 1)
U.S. governments	$9,777	0.1%	$9,777	$—	$9,777	0.1%
All Other governments	108,247	0.8%	108,247	—	108,247	0.8%
U.S. states, territories and possessions, etc. guaranteed	37,770	0.3%	37,770	—	37,770	0.3%
U.S. political subdivisions of states, territories and possessions, guaranteed	78,131	0.6%	78,131	—	78,131	0.6%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	4,783	—%	4,783	—	4,783	—%
Industrial and miscellaneous	8,133,771	61.1%	8,133,771	—	8,133,771	61.1%
Hybrid securities	74,618	0.6%	74,618	—	74,618	0.6%
Parent, subsidiaries and affiliates	95,082	0.7%	95,082	—	95,082	0.7%
Unaffiliated Bank loans	6,341	—%	6,341	—	6,341	—%
Total long term bonds	8,548,520	64.2%	8,548,520	—	8,548,520	64.2%
Preferred stocks (Schedule D Part 2, Section 1)				—
Industrial and miscellaenous (Unaffiliated)	60,491	0.5%	60,491	—	60,491	0.5%
Parent, subsidiaries and affiliates	—	—%	—	—	—	—%
Total preferred stocks	60,491	0.5%	60,491	—	60,491	0.5%
Common stocks (Schedule D Part 2, Section 2)
Industrial and miscellaneous Publicly traded (Unaffiliated)	—	—%	—	—	—	—%
Industrial and miscellaneous other (Unaffiliated)	10,000	0.1%	10,000	—	10,000	0.1%
Parent, subsidiaries and affiliates Other	1,692,678	12.7%	1,692,678	—	1,692,678	12.7%
Total common stocks	1,702,678	12.8%	1,702,678	—	1,702,678	12.8%
Mortgage loans (Schedule B)				—
Commercial mortgages	2,195,273	16.5%	2,195,273	—	2,195,273	16.5%
Total mortgage loans	2,195,273	16.5%	2,195,273	—	2,195,273	16.5%
Cash, cash equivalents and short-term investments
Cash (Schedule E, Part 1)	15,938	0.1%	15,938	—	15,938	0.1%
Cash equivalents (Schedule E, Part 2)	109,000	0.8%	109,000	—	109,000	0.8%
Short-term investments (Schedule DA)	1,004	—%	1,004	—	1,004	—%
Total cash, cash equivalents and short term investments	125,942	0.9%	125,942	—	125,942	0.9%
Contract loans	3,676	—%	3,676	—	3,676	—%
Derivatives (Schedule DB)	—	—%	—	—	—	—%
Other invested assets (Schedule BA)	656,031	5.0%	656,031	—	656,031	5.0%
Receivables for securities	14,837	0.1%	14,837	—	14,837	0.1%
Other invested assets	—	—%	—	—	—	—%
Total invested assets	$13,307,448	100.0%	$13,307,448	$—	$13,307,448	100.0%

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2021

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”), which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.
Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes          No ☑

If yes, the number of reinsurance contracts to which such provisions apply would be disclosed here.

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes          No          N/A ☑

2.
Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes          No ☑

If yes, the number of reinsurance contracts to which such provisions apply would be disclosed here. If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes          No          N/A ☑

3.
Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.	Provisions that permit settlements to be made less frequently than quarterly;
c.	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes          No ☑

4.
Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2021

Type of contract:	Response:		Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes	No ☑	N/A	Yes	No	N/A ☑
Non-proportional reinsurance, which does not result in significant surplus relief	Yes	No ☑	N/A	Yes	No	N/A ☑

5.
Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes          No          N/A ☑

b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes          No          N/A ☑

If the answer to item (a) or item (b) was yes, relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP would be disclosed here.

* Excludes separate accounts

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VENERABLE INSURANCE AND ANNUITY COMPANY
Note to Supplementary Information
December 31, 2021

1.	Basis of Presentation

The accompanying supplemental information presents selected statutory basis financial data as of December 31, 2021 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company’s 2021 Statutory Annual Statement as filed with the Iowa Insurance Division.

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Part C
OTHER INFORMATION

Item 27	Exhibits

(a)
Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(b)		Not Applicable

(c)	(1)
Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on May 4, 1998; File No. 033-23351.)

	(2)
Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2004; File No. 333-90516.)

	(3)
Form of Dealers Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

	(4)
Master Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed May 12, 2006; File No. 333-70600).

	(5)
Form of Amendment to Master Selling Agreement effective June 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(6)
Form of Master Selling Agreement between Voya Insurance and Annuity Company, Directed Services, LLC and Broker-Dealers and General Agents.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.))

(d)	(1)
Individual Deferred Combination Variable and Fixed Annuity Contract. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 1999; File No. 033-59261.)

	(2)
Group Deferred Combination Variable and Fixed Annuity Contract. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 1999; File No. 033-59261.)

	(3)
Individual Deferred Variable Annuity Contract. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 23, 1999; File No. 033-59261.)

	(4)
Individual Retirement Annuity Rider (GA-RA-1009) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

	(5)
ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

	(6)
Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05). (Incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 20, 2005; File No. 333-28755.)

	(7)
Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

	(8)
Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02). (Incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

	(9)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING PrincipalGuard) (GA-RA-1046). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28755.)

	(10)
Excluded Funds Endorsement. (Inforce Riders). (Incorporated herein by reference to Post-Effective Amendment No.12 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 24, 2001; File No. 333-28769.)

	(11)
Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-RA-1044-1) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

	(12)
Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-1044-2) (10/03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

	(13)
Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

	(14)
Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-1044-4) (10/03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

	(15)
Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

	(16)
Guaranteed Death Benefit Transfer Endorsement No. 6 (Inforce Contracts) (GA-RA-1044-6) (01/02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

	(17)
Earnings Enhancement Death Benefit Rider (GA-RA-1086). (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on or about April 23, 2001; File No. 333-28755.)

	(18)
Simple Retirement Account Rider (GA-RA-1026) (12/02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

	(19)
403(b) Rider (GA-RA-1040). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

	(20)
Section 72 Rider (GA-RA-1001) (12/94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

	(21)
Section 72 Rider (GA-RA-1002) (12/94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

	(22)
Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

	(23)
Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94). (Incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

	(24)
Company Address and Name Change Endorsement. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

	(25)
Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company). (Incorporated herein by reference to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2015; File No. 333-28679.).

	(26)
Individual Non-Qualified Stretch Annuity Endorsement VI-RA-3164(2016). (Incorporated herein by reference to Post-Effective Amendment No. 49 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 4, 2016; File No. 033-59261.)

	(27)
Enhanced Surrender Value Endorsement VI-RA-4049(2016). (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on October 24, 2016; File No. 333-133944.)

	(28)
Guaranteed Minimum Interest Rate and Market Value Adjustment Floor Endorsement VI-RA-4050(2017). (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(e)	(1)
Deferred Variable Annuity Application. (Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed April 15, 2003; File No. 033-23351.)

	(2)
Group Deferred Combination Variable and Fixed Annuity Enrollment Form. (Incorporated herein by reference to Post-Effective Amendment No.13 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on December 2, 1999; File No. 033-59261.)

(f)	(1)
Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

	(2)
Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

	(3)
Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

	(4)
Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.))

	(5)
Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

	(6)
Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and its Separate Account B, filed on April 30, 1999; File No. 333-28679.)

	(7)
Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

	(8)
Restated Articles of Incorporation for Voya Insurance and Annuity Company dated June 1, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(9)
Amended and Restated Bylaws of Voya Insurance and Annuity Company dated June 1, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(10)
Board Resolutions to Amend Articles and Bylaws to Change Company’s Name.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(11)
Amendment to Restated Articles of Incorporation Providing for the Name Change of Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 20, 2020; File No. 333-133944.)

(g)
Coinsurance and Modified Coinsurance Agreement between Corporate Solutions Life Reinsurance Company and Venerable Insurance and Annuity Company, effective June 1, 2021. (Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-4 for Venerable Insurance and Annuity Company and its Separate Account B, filed on April 18, 2022; File No 333-133944.)

(h)	(1)	(a)
Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

		(b)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

		(c)
Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

		(d)
Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

		(e)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

		(f)
Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

		(g)
Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

		(h)
Notice and Acknowledgement dated April 18, 2018, from BlackRock Investments, LLC and BlackRock Advisors, Inc. to Voya Insurance and Annuity Company and Directed Services LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

		(i)
Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. and Voya Insurance and Annuity Company, dated June 1, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

		(j)
Amendment Number 3 to Fund Participation Agreement between BlackRock Investments, LLC, BlackRock Variable Series Funds, Inc., Blackrock Variable Series Funds II, Inc.  and Voya Insurance and Annuity Company, Dated August 28, 2018.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(2)	(a)
Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

		(b)
Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, filed on July 27, 2007; File No. 333-134760.).

		(c)
Services Agreement with Investment Adviser, effective April 1, 2005, between Liberty Funds Distributor, Inc. and ING USA Annuity and Life Insurance Company.  .  (Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 17, 2019; File No. 333-28769.)

		(d)
Joinder and Amendment to Service Agreement effective July 1, 2017, between Voya Insurance and Annuity Company, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp. (Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 17, 2019; File No. 333-28769.)

	(3)	(a)
Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

		(b)
Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

		(c)
Notice and Acknowledgement dated April 18, 2018, from ProFunds and ProFund Advisors LLC to Voya Insurance and Annuity Company and Directed Services LLC. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(4)	(a)
Fund Distribution, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016, and effective December 31, 2015, by and between Voya Insurance and Annuity Company, Directed Services LLC and Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc. Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on August 30, 2016; File No. 333-133944.)

		(b)
Amended and Restated Fund Participation, Administrative and Shareholder Services Agreement dated May 9, 2018, between Voya Insurance and Annuity Company, Directed Services, LLC, Voya Investments Distributor, LLC and each Voya insurance dedicated funds.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

		(c)
Rule 22C-2 Agreement dated May 30, 2018, between Voya Investments, LLC and Voya Insurance and Annuity Company.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

		(d)
Confidentiality and Non-Disclosure Agreement dated September 24, 2018, between VIAC Services Company, Voya Investments, LLC and Voya Investment Management Co. LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(i)			Not Applicable

(j)		(1)
Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.))

		(2)
Amendment No. 1, dated December 1, 2013 (effective December 23, 2013), to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 10, 2014 (File No. 333-30180.)

		(3)
Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company” or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 File No. 333-133944.)

		(4)
Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

		(5)
Amendment No. 4, effective as of March 1, 2016, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on June 24, 2016; File No. 333-133944.)

		(6)
Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

		(7)
Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(k)	Opinion and Consent of Counsel

(l)	Consent of Independent Registered Public Accounting Firm

(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

(p)	Powers of Attorney

Item 28	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Peter C. Aberg, 10 East 53rd Street, 14th Floor, New York, NY 10022	Director
Susan L. (Susy) Gooding, 7700 Mills Civic Parkway, 7140 West Des Moines, IA 50266	Director
Daniel G. Kilpatrick, 590 Madison Avenue, 42nd Floor, New York, NY 10022	Director
Brenna Haysom Romando, 16 Sterling Lake Road, Tuxedo Park, NY 10987	Director
Nedim (Ned) Sadaka, 600 Madison Avenue, 11th Floor, New York, NY 10022	Director
Howard L. Shecter, 2929 Arch Street, Suite 800, Philadelphia, PA 19104	Director and Chairperson of the Board
Vishal N. Sheth, 9 West 57th Street, New York, NY 10019	Director
Patrick D. Lusk, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	President and Chief Executive Officer
David P. Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Financial Officer
Kenneth L. Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Operating Officer
Thomas N. Hanson, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Risk Officer
Timothy W. Brown, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Legal Officer and Secretary
Heather A. Kleis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Human Resources Officer
Timothy D. Billow, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Information Officer
Lindsey A. Bollinger, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Implementation Officer
Gregory S. Smith, Jr., 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Accounting Officer
Kristi L. Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President, Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer
Timothy P. Henry, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Senior Insurance Portfolio Manager
Parul Bhatia, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President, Chief Actuary and Appointed Actuary
Glenn A. Black, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Tax
Kelly M. Hennigan, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Investment Operations
Simon B. Scully, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Chief Information Security Officer
Dawn M. (Peck) Miceli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Treasurer
James R. Eckis, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
Janet E. Myers, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
Jennifer M. Ogren, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Colleen M. Nagurney, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Lee M. Barnard, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
J. Neil McMurdie, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Jay M. Lemoncelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary
Lori L. DeMarco, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary

Item 29	Persons Controlled by or Under Common Control with the Depositor or the Registrant

1.	The depositor, Venerable Insurance and Annuity Company, is a wholly-owned subsidiary of Venerable Holdings, Inc.
2.	Venerable Holdings, Inc. is a wholly-owned subsidiary of VA Capital Company LLC.
3.	As of January 18, 2022, the following entities had a greater than 1% ownership interest in VA Capital Company:
•	Apollo Venerable Co-Investors L.P.
Jurisdiction – Cayman
Percentage Holdings – 3%
•	Athene Asset L.P.
Jurisdiction – Bermuda
Percentage Holdings – 13%
•	AP Violet, L.P.
Jurisdiction – Delaware
Percentage Holdings – 26%
•	Crestview Indigo III Holdings, L.P.
Jurisdiction – Delaware
Percentage Holdings – 23%
•	Reverence Capital Partners Opportunities Fund II (Cayman), L.P.
Jurisdiction – Cayman
Percentage Holdings – 7%
•	Reverence Capital Partners Opportunities Fund II, L.P.
Jurisdiction – Delaware
Percentage Holdings – 14%
•	RCP Indigo Co-Invest, L.P.
Jurisdiction – Cayman
Percentage Holdings – 2%
•	Equitable Holdings, Inc.
Jurisdiction – Delaware
Percentage Holdings – 9%

Item 30	Indemnification

Venerable Insurance and Annuity Company (the “Company” and the “Depositor”) shall indemnify to the full extent permitted by Chapter 490 of the Code of Iowa, as may be amended from time to time, or by other provisions of applicable law, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer, fiduciary or employee of the Company, or is or was serving at the request of the Company as a director, officer, fiduciary, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding, if he or she acted in good faith and in a manner reasonably believed to be in and not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Any indemnification as described in the preceding paragraph (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that the indemnification is proper in the circumstances because the person claiming indemnification has met the applicable standard of conduct set forth in therein. Such determination shall be made by the Company’s Board of Directors by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding in question. If such a quorum is not obtainable, the Board shall retain independent legal counsel who shall make such a determination in a written opinion.

Expenses (including attorney’s fees) incurred in defending a civil or criminal action, suit, or proceeding may be paid by the Company in advance of the final disposition of such action upon receipt of an undertaking by or on behalf of a person entitled to claim indemnification to repay such amount, if it is ultimately determined that he or she is not entitled to be indemnified by the Company.

To the extent permitted by law, the Company or its parents may purchase and maintain insurance on behalf of any person or persons described in the preceding paragraphs of this Item 30 against any liability asserted against and incurred by him or her, whether or not the Company would have power to indemnify him or her as described above.

Consistent with the laws of the State of Iowa, VA Capital Company LLC (“VA Capital”) maintains various insurance policies issued by reputable insurers covering VA Capital and any company in which VA Capital has a controlling interest, including the Company and Directed Services LLC, the principal underwriter. These policies cover the indemnification obligations of VA Capital and its subsidiaries. The policies include, but are not limited to, the following types of coverages: Professional Liability, Directors & Officers Liability, Cyber Liability, Employment Practices Liability, Fiduciary Liability, and Financial Institutional Bond.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Company separate account (the “Registrant”), as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31	Principal Underwriter

(a)	Directed Services LLC serves as principal underwriter for all contracts issued by Venerable Insurance and Annuity Company through its Separate Accounts A, B EQ, U and the Alger Separate Account A.

(b)	The following information is furnished with respect to the principal officers and directors of Directed Services, LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Patrick D. Lusk, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director and Chairman of the Board
Kenneth .L. Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Director, President and Chief Executive Officer
David P. Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director
Richard E. Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Chief Financial Officer and Assistant Secretary
Kristi L. Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President, Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer
Dawn M. Peck, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Treasurer
Simon B. Scully, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Chief Information Security Officer
Janet E. Myers, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer and Assistant Secretary
Angela L. Ellis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Vice President and Assistant Secretary
J. Neil McMurdie, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary

(c)	Compensation from the Registrant.

(1) Name of Principal Underwriter	(2) 2021 Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Directed Services LLC	$0	$0	$142,771,803	$0

Item 32	Location of Accounts and Records

Contained in the Registrant’s most recently filed Form N-CEN.

Item 33	Management Services

None.

Item 34	Fee Representation

Venerable Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Venerable Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Venerable Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-59261) to be signed on its behalf by the undersigned, thereunto duly authorized, in the Borough of West Chester, State of Pennsylvania, on the 19th day of April, 2022.

SEPARATE ACCOUNT B		VENERABLE INSURANCE AND ANNUITY COMPANY
(Registrant)		(Depositor)

By:	Patrick D. Lusk* Patrick D. Lusk	By:	Patrick D. Lusk* Patrick D. Lusk
	President of the Depositor (principal executive officer of the Depositor)		President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 61 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title

Patrick D. Lusk*	President and Chief Executive Officer
Patrick D. Lusk	(principal executive officer)

David P. Wiland*	Executive Vice President and Chief Financial Officer
David P. Wiland

Gregory S. Smith*	Senior Vice President and Chief Accounting Officer
Gregory S. Smith	(principal accounting officer)

Peter C. Aberg*	Director
Peter C. Aberg		April 19, 2022

Susan L. Gooding*	Director
Susan L. (Susy) Gooding

Daniel G. Kilpatrick*	Director
Daniel G. Kilpatrick

Brenna Haysom Romando*	Director
Brenna Haysom Romando

Nedim Sadaka*	Director
Nedim (Ned) Sadaka

Howard L. Shecter*	Director
Howard L. Shecter

Vishal N. Sheth*	Director
Vishal N. Sheth

By: /s/ Jay Lemoncelli
*Attorney-in-Fact
*	Executed by Jay Lemoncelli on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Item 27 Exhibit No.	Exhibit
99(k)	Opinion and Consent of Counsel

99(l)	Consent of Independent Registered Public Accounting Firm

99(p)	Powers of Attorney